UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-4085

Fidelity Income Fund
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	May 31, 2012

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Total Bond Fund

May 31, 2012

1.800361.108

TBD-QTLY-0712

Investments May 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 22.8%
		Principal Amount (c)	Value
Convertible Bonds - 0.0%
MATERIALS - 0.0%
Metals & Mining - 0.0%
Vedanta Resources Jersey II Ltd. 4% 3/30/17		$ 1,400,000	$ 1,332,100
Nonconvertible Bonds - 22.8%
CONSUMER DISCRETIONARY - 2.4%
Auto Components - 0.1%
American Axle & Manufacturing, Inc. 7.75% 11/15/19		2,845,000	3,015,700
Dana Holding Corp. 6.5% 2/15/19		2,755,000	2,906,525
Delphi Corp. 5.875% 5/15/19		1,685,000	1,779,697
JB Poindexter & Co., Inc. 9% 4/1/22 (e)		1,900,000	1,900,000
Tenneco, Inc.:
6.875% 12/15/20		1,505,000	1,606,588
7.75% 8/15/18		1,400,000	1,505,000
			12,713,510
Automobiles - 0.1%
Automotores Gildemeister SA 8.25% 5/24/21 (e)		575,000	592,250
Chrysler Group LLC/CG Co-Issuer, Inc.:
8% 6/15/19		3,090,000	3,097,725
8.25% 6/15/21		5,205,000	5,218,013
			8,907,988
Distributors - 0.0%
AmeriGas Partners LP/AmeriGas Finance Corp.:
6.25% 8/20/19		1,255,000	1,229,900
6.5% 5/20/21		286,000	276,705
Ferrellgas LP/Ferrellgas Finance Corp. 6.5% 5/1/21		1,840,000	1,665,200
			3,171,805
Diversified Consumer Services - 0.0%
Visant Corp. 10% 10/1/17		1,320,000	1,244,100
Hotels, Restaurants & Leisure - 0.3%
Ameristar Casinos, Inc.:
7.5% 4/15/21		2,570,000	2,679,225
7.5% 4/15/21 (e)		1,700,000	1,772,250
Chukchansi Economic Development Authority 9.75% 5/30/20 (e)		308,000	240,500
CityCenter Holdings LLC/CityCenter Finance Corp.:
7.625% 1/15/16		2,070,000	2,137,275
7.625% 1/15/16 (e)		1,930,000	1,983,075
11.5% 1/15/17 pay-in-kind (k)		1,562,204	1,595,878
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
FelCor Lodging LP 6.75% 6/1/19		$ 475,000	$ 476,188
GWR Operating Partnership LLP/Great Wolf Finance Corp. 10.875% 4/1/17		1,635,000	1,806,675
Host Marriott LP 6.375% 3/15/15		250,000	253,125
ITT Corp. 7.375% 11/15/15		250,000	286,938
MGM Mirage, Inc.:
6.625% 7/15/15		3,475,000	3,544,500
7.5% 6/1/16		4,130,000	4,207,438
7.625% 1/15/17		5,355,000	5,381,775
7.75% 3/15/22		1,895,000	1,866,575
8.625% 2/1/19 (e)		2,940,000	3,109,050
11.375% 3/1/18		2,460,000	2,829,000
NPC International, Inc./NPC Operating Co. A, Inc./NPC Operating Co. B, Inc. 10.5% 1/15/20 (e)		2,950,000	3,230,250
Royal Caribbean Cruises Ltd.:
7.25% 3/15/18		465,000	498,108
yankee:
7.25% 6/15/16		3,985,000	4,323,725
7.5% 10/15/27		1,885,000	1,894,425
Times Square Hotel Trust 8.528% 8/1/26 (e)		856,184	919,352
Universal City Development Partners Ltd./UCDP Finance, Inc. 8.875% 11/15/15		784,000	845,187
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 7.75% 8/15/20		970,000	1,054,875
			46,935,389
Household Durables - 0.2%
KB Home 7.25% 6/15/18		1,025,000	963,500
Lennar Corp.:
6.95% 6/1/18		4,640,000	4,872,000
12.25% 6/1/17		1,135,000	1,444,288
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
7.875% 8/15/19 (e)		1,760,000	1,861,200
9% 5/15/18 (d)(e)		970,000	909,375
9.875% 8/15/19 (e)		2,195,000	2,192,256
9.875% 8/15/19 (e)		365,000	364,088
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Household Durables - continued
Standard Pacific Corp.:
8.375% 5/15/18		$ 6,495,000	$ 6,949,650
10.75% 9/15/16		2,370,000	2,766,975
			22,323,332
Media - 1.6%
AOL Time Warner, Inc. 7.625% 4/15/31		500,000	652,691
Cablevision Systems Corp.:
7.75% 4/15/18		2,305,000	2,353,981
8.625% 9/15/17		3,505,000	3,802,925
CCO Holdings LLC/CCO Holdings Capital Corp.:
6.5% 4/30/21		3,975,000	4,064,438
6.625% 1/31/22		1,290,000	1,322,250
7% 1/15/19		8,610,000	9,040,500
7.25% 10/30/17		3,380,000	3,625,050
7.875% 4/30/18		865,000	927,713
Cequel Communications Holdings I LLC/Cequel Capital Corp. 8.625% 11/15/17 (e)		5,180,000	5,439,000
Comcast Corp.:
4.95% 6/15/16		2,344,000	2,640,122
5.15% 3/1/20		435,000	508,302
5.7% 5/15/18		14,629,000	17,189,134
6.4% 3/1/40		3,203,000	4,061,289
6.45% 3/15/37		2,196,000	2,707,688
COX Communications, Inc. 4.625% 6/1/13		4,467,000	4,628,326
CSC Holdings LLC 8.625% 2/15/19		1,350,000	1,505,250
Discovery Communications LLC:
3.7% 6/1/15		7,129,000	7,577,550
6.35% 6/1/40		6,392,000	7,798,873
Harron Communications LP/Harron Finance Corp. 9.125% 4/1/20 (e)		370,000	387,575
NBCUniversal Media LLC:
3.65% 4/30/15		3,514,000	3,742,452
5.15% 4/30/20		11,614,000	13,474,110
6.4% 4/30/40		18,278,000	22,496,910
News America Holdings, Inc. 7.75% 12/1/45		2,460,000	3,017,023
News America, Inc.:
6.15% 3/1/37		4,759,000	5,378,760
6.15% 2/15/41		11,572,000	13,301,331
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Media - continued
Nielsen Finance LLC/Nielsen Finance Co. 7.75% 10/15/18		$ 2,770,000	$ 2,977,750
Quebecor Media, Inc.:
7.75% 3/15/16		2,392,000	2,451,800
7.75% 3/15/16		2,485,000	2,547,125
Time Warner Cable, Inc.:
5.4% 7/2/12		3,048,000	3,058,031
5.85% 5/1/17		7,607,000	8,848,181
6.2% 7/1/13		2,898,000	3,059,384
6.75% 7/1/18		13,763,000	16,683,109
Time Warner, Inc.:
3.15% 7/15/15		3,115,000	3,283,481
5.875% 11/15/16		368,000	432,944
6.2% 3/15/40		11,792,000	13,770,839
6.5% 11/15/36		9,243,000	10,999,771
TV Azteca SA de CV 7.5% 5/25/18 (Reg. S)		1,050,000	1,044,750
Unitymedia Hessen GmbH & Co. KG / Unitymedia NRW GmbH 7.5% 3/15/19 (e)		660,000	678,150
Univision Communications, Inc.:
6.875% 5/15/19 (e)		2,680,000	2,606,300
8.5% 5/15/21 (e)		5,960,000	5,736,500
UPC Holding BV 9.875% 4/15/18 (e)		1,190,000	1,285,200
UPCB Finance V Ltd. 7.25% 11/15/21 (e)		995,000	1,004,950
Viacom, Inc. 6.75% 10/5/37		1,460,000	1,901,176
			224,012,684
Specialty Retail - 0.1%
J. Crew Group, Inc. 8.125% 3/1/19		4,694,000	4,711,603
PETCO Animal Supplies, Inc. 9.25% 12/1/18 (e)		6,315,000	6,851,775
Staples, Inc. 7.375% 10/1/12		554,000	565,474
Toys 'R' Us, Inc. 7.375% 9/1/16 (e)		3,175,000	3,159,125
			15,287,977
Textiles, Apparel & Luxury Goods - 0.0%
Hanesbrands, Inc. 6.375% 12/15/20		2,500,000	2,550,000
Levi Strauss & Co. 6.875% 5/1/22 (e)		1,820,000	1,801,800
			4,351,800
TOTAL CONSUMER DISCRETIONARY			338,948,585
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
CONSUMER STAPLES - 1.1%
Beverages - 0.3%
Beam, Inc.:
1.875% 5/15/17		$ 2,703,000	$ 2,708,465
3.25% 5/15/22		3,206,000	3,221,992
Cerveceria Nacional Dominicana C por A 8% 3/27/14 (Reg. S)		225,000	229,500
Diageo Capital PLC 5.2% 1/30/13		1,037,000	1,067,609
FBG Finance Ltd. 5.125% 6/15/15 (e)		3,662,000	4,030,511
Fortune Brands, Inc.:
5.375% 1/15/16		321,000	358,887
5.875% 1/15/36		16,159,000	17,991,835
6.375% 6/15/14		3,374,000	3,715,138
SABMiller Holdings, Inc. 3.75% 1/15/22 (e)		10,217,000	10,834,924
			44,158,861
Food & Staples Retailing - 0.1%
Rite Aid Corp.:
9.25% 3/15/20 (e)		2,890,000	2,767,175
9.25% 3/15/20 (e)		965,000	926,400
9.5% 6/15/17		4,960,000	4,774,000
SUPERVALU, Inc. 8% 5/1/16		865,000	862,838
US Foodservice, Inc. 8.5% 6/30/19 (e)		3,625,000	3,670,313
			13,000,726
Food Products - 0.3%
Gruma SAB de CV 7.75% (Reg. S) (f)		1,285,000	1,285,000
JBS USA LLC/JBS USA Finance, Inc. 8.25% 2/1/20 (e)		705,000	676,800
Kraft Foods, Inc.:
5.375% 2/10/20		10,631,000	12,575,080
6.125% 2/1/18		10,623,000	12,665,229
6.5% 8/11/17		10,238,000	12,404,279
6.5% 2/9/40		2,564,000	3,275,713
6.75% 2/19/14		540,000	590,086
MHP SA 10.25% 4/29/15 (e)		985,000	925,900
Post Holdings, Inc. 7.375% 2/15/22 (e)		1,855,000	1,887,463
			46,285,550
Personal Products - 0.0%
NBTY, Inc. 9% 10/1/18		2,065,000	2,219,875
Tobacco - 0.4%
Altria Group, Inc. 9.7% 11/10/18		23,631,000	32,506,898
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
CONSUMER STAPLES - continued
Tobacco - continued
Philip Morris International, Inc. 4.875% 5/16/13		$ 9,347,000	$ 9,731,470
Reynolds American, Inc.:
6.75% 6/15/17		3,719,000	4,480,495
7.25% 6/15/37		5,056,000	6,374,928
			53,093,791
TOTAL CONSUMER STAPLES			158,758,803
ENERGY - 3.6%
Energy Equipment & Services - 0.6%
Chesapeake Oilfield Operating LLC 6.625% 11/15/19 (e)		1,260,000	1,089,900
DCP Midstream LLC:
4.75% 9/30/21 (e)		11,333,000	12,291,137
5.35% 3/15/20 (e)		8,816,000	9,873,047
El Paso Pipeline Partners Operating Co. LLC:
4.1% 11/15/15		10,806,000	11,246,744
5% 10/1/21		7,366,000	7,892,610
6.5% 4/1/20		738,000	854,383
Expro Finance Luxembourg SCA 8.5% 12/15/16 (e)		3,800,000	3,800,000
Exterran Holdings, Inc. 7.25% 12/1/18		3,485,000	3,275,900
Forbes Energy Services Ltd. 9% 6/15/19		1,590,000	1,478,700
Hornbeck Offshore Services, Inc.:
5.875% 4/1/20 (e)		975,000	960,375
8% 9/1/17		1,605,000	1,681,238
Oil States International, Inc. 6.5% 6/1/19		2,850,000	2,942,625
Petroleum Geo-Services ASA 7.375% 12/15/18 (e)		2,245,000	2,323,575
Precision Drilling Corp.:
6.5% 12/15/21		170,000	171,275
6.625% 11/15/20		1,890,000	1,918,350
SESI LLC 7.125% 12/15/21 (e)		2,980,000	3,188,600
Transocean, Inc.:
5.05% 12/15/16		7,572,000	8,270,820
6.375% 12/15/21		9,999,000	11,488,701
Weatherford International Ltd.:
4.95% 10/15/13		2,173,000	2,271,004
5.15% 3/15/13		2,840,000	2,925,723
			89,944,707
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - 3.0%
Afren PLC 11.5% 2/1/16 (e)		$ 520,000	$ 540,800
Anadarko Petroleum Corp.:
5.95% 9/15/16		485,000	550,101
6.375% 9/15/17		19,790,000	23,150,936
Antero Resources Finance Corp.:
7.25% 8/1/19 (e)		1,080,000	1,086,696
9.375% 12/1/17		2,915,000	3,133,625
Apache Corp.:
3.25% 4/15/22		8,647,000	9,017,368
4.75% 4/15/43		9,180,000	10,096,623
Canadian Natural Resources Ltd. 5.15% 2/1/13		5,610,000	5,771,327
Chesapeake Energy Corp.:
6.125% 2/15/21		2,215,000	2,082,100
6.875% 11/15/20		1,195,000	1,132,263
Chesapeake Midstream Partners LP/CHKM Finance Corp.:
5.875% 4/15/21		676,000	645,580
6.125% 7/15/22		1,240,000	1,178,000
ConocoPhillips:
4.6% 1/15/15		10,000,000	10,966,810
5.75% 2/1/19		2,930,000	3,605,271
Crestwood Midstream Partners LP / Finance Corp. 7.75% 4/1/19		800,000	806,000
DTEK Finance BV 9.5% 4/28/15 (e)		600,000	570,000
Duke Capital LLC 6.25% 2/15/13		1,000,000	1,032,155
Duke Energy Field Services:
5.375% 10/15/15 (e)		1,524,000	1,646,551
6.45% 11/3/36 (e)		1,801,000	2,167,610
El Paso Natural Gas Co. 5.95% 4/15/17		1,166,000	1,314,164
Enbridge Energy Partners LP 4.2% 9/15/21		13,331,000	14,238,614
Encana Holdings Finance Corp. 5.8% 5/1/14		3,602,000	3,897,796
Enterprise Products Operating LP:
5.6% 10/15/14		483,000	530,940
5.65% 4/1/13		697,000	721,491
Frontier Oil Corp.:
6.875% 11/15/18		485,000	509,250
8.5% 9/15/16		1,950,000	2,062,125
Gulf South Pipeline Co. LP 5.75% 8/15/12 (e)		4,818,000	4,855,672
Gulfstream Natural Gas System LLC 6.95% 6/1/16 (e)		221,000	257,092
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
KazMunaiGaz Finance Sub BV:
6.375% 4/9/21 (e)		$ 850,000	$ 896,750
7% 5/5/20 (e)		1,635,000	1,778,063
9.125% 7/2/18 (e)		1,855,000	2,221,363
11.75% 1/23/15 (e)		1,440,000	1,684,800
LINN Energy LLC/LINN Energy Finance Corp.:
6.5% 5/15/19 (e)		3,790,000	3,647,875
8.625% 4/15/20		2,685,000	2,846,100
Marathon Petroleum Corp. 5.125% 3/1/21		10,178,000	11,308,175
Midcontinent Express Pipeline LLC 5.45% 9/15/14 (e)		10,834,000	11,180,168
Motiva Enterprises LLC:
5.75% 1/15/20 (e)		4,187,000	4,903,023
6.85% 1/15/40 (e)		5,937,000	7,606,550
Naftogaz of Ukraine NJSC 9.5% 9/30/14		1,200,000	1,134,000
Nakilat, Inc. 6.067% 12/31/33 (e)		1,975,000	2,142,875
Nexen, Inc.:
5.2% 3/10/15		1,133,000	1,207,964
5.875% 3/10/35		240,000	250,083
6.2% 7/30/19		603,000	712,733
6.4% 5/15/37		4,379,000	4,823,407
OGX Petroleo e Gas Participacoes SA 8.5% 6/1/18 (e)		1,355,000	1,300,800
Overseas Shipholding Group, Inc.:
7.5% 2/15/24		500,000	300,000
8.125% 3/30/18		2,530,000	1,796,300
Pacific Rubiales Energy Corp. 7.25% 12/12/21 (e)		1,826,000	1,969,889
Pan American Energy LLC 7.875% 5/7/21 (e)		4,120,000	3,646,200
PBF Holding Co. LLC/PBF Finance Corp. 8.25% 2/15/20 (e)		1,775,000	1,726,188
Pemex Project Funding Master Trust:
5.75% 3/1/18		645,000	727,238
6.625% 6/15/35		945,000	1,074,938
Petro-Canada 6.05% 5/15/18		3,850,000	4,553,410
PetroBakken Energy Ltd. 8.625% 2/1/20 (e)		1,420,000	1,412,900
Petrobras International Finance Co. Ltd.:
3.875% 1/27/16		10,192,000	10,546,620
5.375% 1/27/21		20,314,000	21,679,060
5.75% 1/20/20		6,930,000	7,548,807
6.875% 1/20/40		470,000	549,289
7.875% 3/15/19		10,517,000	12,720,038
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Petrobras International Finance Co. Ltd.: - continued
8.375% 12/10/18		$ 775,000	$ 954,490
Petrohawk Energy Corp.:
6.25% 6/1/19		1,290,000	1,448,025
7.25% 8/15/18		1,330,000	1,515,829
Petroleos de Venezuela SA:
4.9% 10/28/14		4,265,000	3,678,563
5% 10/28/15		480,000	372,000
5.375% 4/12/27		2,970,000	1,611,225
5.5% 4/12/37		2,065,000	1,104,775
8% 11/17/13		975,000	961,838
8.5% 11/2/17 (e)		7,980,000	6,304,200
9% 11/17/21 (Reg. S)		655,000	455,225
12.75% 2/17/22 (e)		3,580,000	3,230,950
Petroleos Mexicanos:
4.875% 1/24/22 (e)		12,332,000	12,886,940
5.5% 1/21/21		12,069,000	13,275,900
6% 3/5/20		1,108,000	1,243,730
6.5% 6/2/41		350,000	392,875
6.5% 6/2/41 (e)		15,185,000	16,931,275
6.625% (e)(f)		3,075,000	3,105,750
8% 5/3/19		420,000	526,050
Phillips 66:
4.3% 4/1/22 (e)		12,618,000	13,151,275
5.875% 5/1/42 (e)		10,804,000	11,563,770
Plains All American Pipeline LP/PAA Finance Corp.:
3.65% 6/1/22		5,217,000	5,284,936
3.95% 9/15/15		5,869,000	6,298,259
4.25% 9/1/12		485,000	488,419
6.125% 1/15/17		6,185,000	7,210,702
Plains Exploration & Production Co. 6.125% 6/15/19		2,250,000	2,188,125
PT Adaro Indonesia 7.625% 10/22/19 (e)		900,000	951,786
PT Pertamina Persero:
4.875% 5/3/22 (e)		845,000	809,088
5.25% 5/23/21 (e)		815,000	802,775
6% 5/3/42 (e)		845,000	790,075
6.5% 5/27/41 (e)		595,000	592,025
Quicksilver Resources, Inc. 7.125% 4/1/16		2,695,000	2,358,125
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Ras Laffan Liquefied Natural Gas Co. Ltd. III:
4.5% 9/30/12 (e)		$ 4,773,000	$ 4,808,798
5.5% 9/30/14 (e)		6,670,000	7,186,925
5.832% 9/30/16 (e)		1,191,093	1,276,256
6.75% 9/30/19 (e)		4,366,000	5,151,880
Rockies Express Pipeline LLC 6.25% 7/15/13 (e)		3,392,000	3,468,320
Samson Investment Co. 9.75% 2/15/20 (e)		2,385,000	2,373,075
Ship Finance International Ltd. 8.5% 12/15/13		2,065,000	2,039,188
Southeast Supply Header LLC 4.85% 8/15/14 (e)		367,000	387,421
Spectra Energy Capital, LLC 5.65% 3/1/20		308,000	353,886
Spectra Energy Partners, LP:
2.95% 6/15/16		4,717,000	4,795,651
4.6% 6/15/21		2,694,000	2,900,048
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
6.375% 8/1/22 (e)		560,000	553,000
6.875% 2/1/21		685,000	698,700
7.875% 10/15/18		2,205,000	2,271,150
TransCapitalInvest Ltd. 5.67% 3/5/14 (e)		4,317,000	4,532,850
Western Gas Partners LP 5.375% 6/1/21		14,766,000	16,297,973
Williams Partners LP 4.125% 11/15/20		2,399,000	2,531,111
WPX Energy, Inc.:
5.25% 1/15/17 (e)		975,000	965,250
6% 1/15/22 (e)		1,130,000	1,087,625
YPF SA 10% 11/2/28		675,000	637,875
			424,268,548
TOTAL ENERGY			514,213,255
FINANCIALS - 8.8%
Capital Markets - 1.2%
BlackRock, Inc.:
3.375% 6/1/22		11,817,000	11,972,252
4.25% 5/24/21		5,000,000	5,475,915
Goldman Sachs Group, Inc.:
5.25% 7/27/21		17,105,000	16,932,667
5.625% 1/15/17		3,200,000	3,283,651
5.75% 1/24/22		35,754,000	36,708,918
5.95% 1/18/18		4,975,000	5,198,288
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Capital Markets - continued
Goldman Sachs Group, Inc.: - continued
6.75% 10/1/37		$ 9,643,000	$ 9,507,169
JPMorgan Chase Capital XX 6.55% 9/29/36		17,904,000	17,811,526
JPMorgan Chase Capital XXV 6.8% 10/1/37		7,405,000	7,424,253
Lazard Group LLC:
6.85% 6/15/17		4,817,000	5,295,776
7.125% 5/15/15		1,717,000	1,869,672
Merrill Lynch & Co., Inc. 6.11% 1/29/37		4,768,000	4,581,795
Morgan Stanley:
4.75% 4/1/14		5,820,000	5,743,275
5.5% 7/28/21		7,569,000	7,092,161
5.625% 9/23/19		12,714,000	12,137,967
5.75% 1/25/21		5,048,000	4,762,066
6% 4/28/15		1,414,000	1,438,352
6.625% 4/1/18		16,118,000	16,366,572
			173,602,275
Commercial Banks - 1.5%
African Export-Import Bank 8.75% 11/13/14		490,000	534,100
Akbank T.A.S. 5.125% 7/22/15 (e)		1,365,000	1,365,000
Banco Nacional de Desenvolvimento Economico e Social:
5.5% 7/12/20 (e)		520,000	573,300
6.5% 6/10/19 (e)		325,000	377,000
Bank of America NA 5.3% 3/15/17		3,467,000	3,530,782
BBVA Paraguay SA 9.75% 2/11/16 (e)		1,145,000	1,179,350
CIT Group, Inc.:
4.75% 2/15/15 (e)		2,175,000	2,164,125
5% 5/15/17		2,135,000	2,097,638
5.25% 3/15/18		1,485,000	1,462,725
5.375% 5/15/20		1,425,000	1,368,000
5.5% 2/15/19 (e)		2,175,000	2,115,188
7% 5/2/16 (e)		3,596,000	3,578,020
7% 5/2/17 (e)		5,674,432	5,646,060
Credit Suisse New York Branch 6% 2/15/18		16,785,000	17,852,425
Development Bank of Philippines 8.375% (f)(k)		1,655,000	1,770,850
Discover Bank:
7% 4/15/20		2,030,000	2,374,473
8.7% 11/18/19		12,480,000	15,931,132
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Commercial Banks - continued
Eastern and Southern African Trade and Development Bank 6.875% 1/9/16 (Reg. S)		$ 870,000	$ 800,400
Fifth Third Bancorp:
4.5% 6/1/18		798,000	846,888
8.25% 3/1/38		4,667,000	6,607,665
Fifth Third Bank 4.75% 2/1/15		1,329,000	1,414,215
Fifth Third Capital Trust IV 6.5% 4/15/67 (k)		6,912,000	6,773,760
HBOS PLC 6.75% 5/21/18 (e)		6,067,000	5,561,231
HSBC Holdings PLC 4% 3/30/22		12,331,000	12,561,429
HSBK (Europe) BV:
7.25% 5/3/17 (e)		1,435,000	1,406,300
9.25% 10/16/13 (e)		760,000	784,700
Huntington Bancshares, Inc. 7% 12/15/20		2,851,000	3,368,850
JPMorgan Chase Bank 6% 10/1/17		11,313,000	12,580,837
JSC Kazkommertsbank BV 8% 11/3/15 (e)		1,040,000	946,400
Kazkommerts International BV 7.875% 4/7/14 (Reg. S)		405,000	392,850
KeyBank NA:
5.45% 3/3/16		3,939,000	4,364,877
5.8% 7/1/14		9,490,000	10,235,183
6.95% 2/1/28		1,977,000	2,264,519
Marshall & Ilsley Bank:
4.85% 6/16/15		4,520,000	4,848,920
5% 1/17/17		13,700,000	14,852,951
5.25% 9/4/12		3,162,000	3,193,291
Regions Bank:
6.45% 6/26/37		12,165,000	11,952,113
7.5% 5/15/18		6,622,000	7,416,640
Regions Financial Corp.:
0.6437% 6/26/12 (k)		338,000	337,757
5.75% 6/15/15		2,005,000	2,105,250
7.75% 11/10/14		6,404,000	6,964,350
RSHB Capital SA:
6% 6/3/21 (e)		555,000	534,188
9% 6/11/14 (e)		510,000	557,838
SSB #1 PLC 8.25% 3/10/16		450,000	378,000
The State Export-Import Bank of Ukraine JSC 5.7928% 2/9/16 (Issued by Credit Suisse First Boston International for The State Export-Import Bank of Ukraine JSC) (d)		1,335,000	1,001,250
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Commercial Banks - continued
Trade & Development Bank of Mongolia LLC 8.5% 10/25/13		$ 880,000	$ 871,200
UnionBanCal Corp. 5.25% 12/16/13		826,000	869,929
Vimpel Communications 8.25% 5/23/16 (Reg. S) (Issued by UBS Luxembourg SA for Vimpel Communications)		2,475,000	2,543,063
Wachovia Bank NA 4.875% 2/1/15		1,756,000	1,869,541
Wachovia Corp.:
5.625% 10/15/16		4,239,000	4,752,784
5.75% 6/15/17		2,933,000	3,402,966
Wells Fargo & Co.:
3.625% 4/15/15		5,893,000	6,259,745
3.676% 6/15/16		4,301,000	4,561,133
Yapi ve Kredi Bankasi A/S 6.75% 2/8/17 (e)		1,060,000	1,086,500
			215,189,681
Consumer Finance - 0.6%
Ally Financial, Inc.:
3.6669% 2/11/14 (k)		2,895,000	2,837,100
5.5% 2/15/17		1,580,000	1,576,050
7.5% 9/15/20		1,780,000	1,940,200
Discover Financial Services:
5.2% 4/27/22		12,545,000	13,321,824
6.45% 6/12/17		10,366,000	11,802,292
Ford Motor Credit Co. LLC:
3.875% 1/15/15		5,000,000	5,208,320
5% 5/15/18		2,390,000	2,611,056
5.875% 8/2/21		1,400,000	1,590,305
12% 5/15/15		2,440,000	3,068,300
General Electric Capital Corp.:
2.25% 11/9/15		314,000	318,172
4.625% 1/7/21		5,706,000	6,236,042
5.625% 9/15/17		5,858,000	6,694,710
5.625% 5/1/18		25,000,000	28,422,350
HSBC Finance Corp. 5.9% 6/19/12		578,000	579,055
SLM Corp. 6% 1/25/17		950,000	936,320
			87,142,096
Diversified Financial Services - 2.0%
Aquarius Investments Luxemburg 8.25% 2/18/16		1,025,000	1,045,500
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Diversified Financial Services - continued
Bank of America Corp.:
3.875% 3/22/17		$ 3,134,000	$ 3,124,761
5.65% 5/1/18		8,780,000	9,149,322
5.7% 1/24/22		6,876,000	7,310,323
5.75% 12/1/17		21,955,000	22,852,081
6.5% 8/1/16		9,000,000	9,748,359
Biz Finance PLC 8.375% 4/27/15 (Reg. S)		1,525,000	1,342,000
BP Capital Markets PLC:
3.625% 5/8/14		418,000	437,589
4.5% 10/1/20		650,000	726,896
4.742% 3/11/21		8,800,000	10,017,269
Capital One Capital V 10.25% 8/15/39		12,196,000	12,622,860
CDW LLC/CDW Finance Corp. 8.5% 4/1/19		2,855,000	2,940,650
CIT Group, Inc. 6.625% 4/1/18 (e)		1,215,000	1,260,563
Citigroup, Inc.:
3.953% 6/15/16		11,847,000	12,041,528
4.5% 1/14/22		5,818,000	5,972,898
4.75% 5/19/15		25,881,000	26,967,717
5.875% 1/30/42		10,423,000	11,122,706
6.125% 5/15/18		12,245,000	13,330,936
6.5% 8/19/13		13,174,000	13,829,841
City of Buenos Aires 12.5% 4/6/15 (e)		3,355,000	2,851,750
Everest Acquisition LLC / Everest Acquisition Finance, Inc. 9.375% 5/1/20 (e)		1,915,000	1,953,300
Fibria Overseas Finance Ltd.:
6.75% 3/3/21 (e)		350,000	336,000
7.5% 5/4/20 (e)		685,000	688,425
General Motors Financial Co., Inc. 6.75% 6/1/18		1,500,000	1,597,500
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
7.75% 1/15/16		2,715,000	2,850,750
8% 1/15/18		5,880,000	6,225,450
ILFC E-Capital Trust II 6.25% 12/21/65 (e)(k)		1,250,000	900,000
Indo Energy Finance BV 7% 5/7/18 (e)		725,000	705,063
JPMorgan Chase & Co.:
4.35% 8/15/21		13,339,000	13,934,813
4.5% 1/24/22		22,046,000	23,537,478
4.95% 3/25/20		17,148,000	18,685,884
Magnesita Finance Ltd. 8.625% (e)(f)		650,000	630,500
NSG Holdings II, LLC 7.75% 12/15/25 (e)		8,295,000	8,295,000
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Diversified Financial Services - continued
Offshore Group Investment Ltd.:
11.5% 8/1/15		$ 3,475,000	$ 3,718,250
11.5% 8/1/15 (e)		1,920,000	2,054,400
Reynolds Group DL Escrow LLC 7.75% 10/15/16 (d)(e)		3,000,000	3,165,000
Sunwest Management, Inc. 7.9726% 2/10/15		364,436	326,170
TECO Finance, Inc.:
4% 3/15/16		2,562,000	2,751,163
5.15% 3/15/20		3,761,000	4,326,500
TMK Capital SA 7.75% 1/27/18		600,000	552,000
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH 8.125% 12/1/17 (e)		370,000	390,350
UPCB Finance III Ltd. 6.625% 7/1/20 (e)		3,305,000	3,197,588
Vnesheconombank Via VEB Finance PLC:
5.375% 2/13/17 (e)		735,000	752,493
6.8% 11/22/25 (e)		605,000	620,125
6.902% 7/9/20 (e)		715,000	754,325
Wind Acquisition Holdings Finance SA 12.25% 7/15/17 pay-in-kind (e)(k)		1,341,476	930,612
ZFS Finance USA Trust IV 5.875% 5/9/62 (e)(k)		1,673,000	1,670,501
Zhaikmunai Finance BV 10.5% 10/19/15 (e)		2,135,000	2,124,325
			276,369,514
Insurance - 1.4%
Allstate Corp. 6.2% 5/16/14		6,893,000	7,618,378
American International Group, Inc. 4.875% 9/15/16		7,990,000	8,428,411
Aon Corp.:
3.125% 5/27/16		11,274,000	11,720,631
3.5% 9/30/15		4,451,000	4,652,911
5% 9/30/20		3,854,000	4,375,095
Axis Capital Holdings Ltd. 5.75% 12/1/14		558,000	595,005
Berkshire Hathaway Finance Corp. 4.4% 5/15/42		4,132,000	4,168,382
Great-West Life & Annuity Insurance Co. 7.153% 5/16/46 (e)(k)		1,859,000	1,849,705
Hartford Financial Services Group, Inc.:
5.125% 4/15/22		12,729,000	12,979,710
5.375% 3/15/17		194,000	206,161
6.625% 4/15/42		9,473,000	9,874,485
Liberty Mutual Group, Inc.:
5% 6/1/21 (e)		12,644,000	13,041,047
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Insurance - continued
Liberty Mutual Group, Inc.: - continued
6.5% 3/15/35 (e)		$ 1,741,000	$ 1,848,810
Marsh & McLennan Companies, Inc. 4.8% 7/15/21		7,090,000	7,832,536
Massachusetts Mutual Life Insurance Co. 5.375% 12/1/41 (e)		7,139,000	7,968,766
MetLife, Inc.:
4.75% 2/8/21		4,032,000	4,447,348
5% 6/15/15		1,163,000	1,275,862
6.75% 6/1/16		7,610,000	8,956,590
Metropolitan Life Global Funding I 5.125% 4/10/13 (e)		559,000	578,994
Monumental Global Funding III 5.5% 4/22/13 (e)		2,746,000	2,843,969
Northwestern Mutual Life Insurance Co. 6.063% 3/30/40 (e)		6,155,000	7,733,222
Pacific Life Insurance Co. 9.25% 6/15/39 (e)		5,674,000	7,385,210
Pacific LifeCorp 6% 2/10/20 (e)		6,323,000	7,054,362
Prudential Financial, Inc.:
3.625% 9/17/12		11,000,000	11,085,888
4.5% 11/16/21		6,390,000	6,752,537
5.15% 1/15/13		2,966,000	3,040,236
5.8% 11/16/41		8,381,000	8,940,616
6.2% 11/15/40		4,318,000	4,805,507
7.375% 6/15/19		3,230,000	3,942,981
Symetra Financial Corp. 6.125% 4/1/16 (e)		6,375,000	6,533,884
Unum Group:
5.625% 9/15/20		8,386,000	9,170,762
7.125% 9/30/16		587,000	673,809
			192,381,810
Real Estate Investment Trusts - 0.5%
Alexandria Real Estate Equities, Inc. 4.6% 4/1/22		4,025,000	4,144,148
AvalonBay Communities, Inc. 4.95% 3/15/13		367,000	377,244
Boston Properties, Inc. 3.85% 2/1/23 (g)		8,745,000	8,725,674
BRE Properties, Inc. 5.5% 3/15/17		661,000	733,020
Camden Property Trust:
5.375% 12/15/13		4,073,000	4,290,421
5.875% 11/30/12		670,000	685,413
Developers Diversified Realty Corp.:
4.75% 4/15/18		9,273,000	9,563,291
5.375% 10/15/12		5,101,000	5,133,417
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Developers Diversified Realty Corp.: - continued
7.5% 4/1/17		$ 5,574,000	$ 6,402,497
7.875% 9/1/20		323,000	386,977
Duke Realty LP:
4.625% 5/15/13		1,106,000	1,133,152
5.875% 8/15/12		1,017,000	1,025,682
Equity One, Inc.:
5.375% 10/15/15		1,403,000	1,493,094
6% 9/15/17		890,000	971,574
6.25% 12/15/14		6,140,000	6,605,756
6.25% 1/15/17		494,000	535,984
Federal Realty Investment Trust:
5.4% 12/1/13		441,000	463,113
5.9% 4/1/20		2,504,000	2,854,976
6% 7/15/12		3,658,000	3,675,299
6.2% 1/15/17		620,000	699,920
HMB Capital Trust V 4.0737% 12/15/36 (b)(e)(k)		270,000	0
HRPT Properties Trust:
5.75% 11/1/15		2,386,000	2,489,514
6.25% 6/15/17		1,232,000	1,324,476
6.65% 1/15/18		867,000	940,946
MPT Operating Partnership LP/MPT Finance Corp. 6.875% 5/1/21		1,760,000	1,812,800
Omega Healthcare Investors, Inc.:
5.875% 3/15/24 (e)		290,000	287,100
6.75% 10/15/22		1,690,000	1,787,175
Senior Housing Properties Trust 6.75% 4/15/20		940,000	1,024,732
UDR, Inc. 5.5% 4/1/14		5,222,000	5,521,623
Washington (REIT) 5.25% 1/15/14		322,000	335,234
			75,424,252
Real Estate Management & Development - 1.6%
AMB Property LP 5.9% 8/15/13		2,580,000	2,680,746
BioMed Realty LP:
3.85% 4/15/16		11,000,000	11,284,812
6.125% 4/15/20		3,429,000	3,916,151
Brandywine Operating Partnership LP 5.7% 5/1/17		7,049,000	7,525,280
CB Richard Ellis Services, Inc. 6.625% 10/15/20		2,165,000	2,294,900
Colonial Properties Trust 6.875% 8/15/12		5,706,000	5,750,707
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Management & Development - continued
Colonial Realty LP 6.05% 9/1/16		$ 2,000,000	$ 2,169,460
Digital Realty Trust LP:
4.5% 7/15/15		4,981,000	5,231,783
5.25% 3/15/21		5,708,000	6,092,006
Duke Realty LP:
5.4% 8/15/14		5,561,000	5,904,781
5.95% 2/15/17		1,109,000	1,239,255
6.25% 5/15/13		14,494,000	15,000,870
6.5% 1/15/18		3,795,000	4,346,987
6.75% 3/15/20		10,379,000	12,330,968
8.25% 8/15/19		75,000	93,053
ERP Operating LP:
4.625% 12/15/21		22,997,000	25,089,244
4.75% 7/15/20		7,700,000	8,512,034
5.25% 9/15/14		1,310,000	1,408,371
5.375% 8/1/16		2,768,000	3,098,502
5.5% 10/1/12		3,690,000	3,746,881
5.75% 6/15/17		14,407,000	16,671,089
Forest City Enterprises, Inc.:
6.5% 2/1/17		450,000	430,875
7.625% 6/1/15		815,000	806,850
Highwoods/Forsyth LP 5.85% 3/15/17		615,000	666,496
Host Hotels & Resorts LP:
5.875% 6/15/19		2,150,000	2,300,500
6% 11/1/20		105,000	112,350
Liberty Property LP:
4.75% 10/1/20		11,282,000	12,007,500
5.125% 3/2/15		1,405,000	1,495,351
5.5% 12/15/16		1,891,000	2,086,202
6.625% 10/1/17		4,835,000	5,610,461
Mack-Cali Realty LP:
4.5% 4/18/22		4,072,000	4,230,771
7.75% 8/15/19		700,000	859,205
Post Apartment Homes LP 6.3% 6/1/13		3,812,000	3,965,688
Prime Property Funding, Inc.:
5.125% 6/1/15 (e)		2,806,000	2,866,163
5.5% 1/15/14 (e)		867,000	885,181
5.7% 4/15/17 (e)		2,115,000	2,182,462
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Management & Development - continued
Realogy Corp.:
7.625% 1/15/20 (e)		$ 965,000	$ 984,300
7.875% 2/15/19 (e)		1,880,000	1,781,300
Reckson Operating Partnership LP 6% 3/31/16		3,651,000	3,885,949
Regency Centers LP:
4.95% 4/15/14		611,000	636,948
5.25% 8/1/15		2,133,000	2,285,827
5.875% 6/15/17		1,089,000	1,226,411
Simon Property Group LP:
2.8% 1/30/17		2,603,000	2,679,541
4.125% 12/1/21		7,287,000	7,915,671
4.2% 2/1/15		3,659,000	3,901,603
Tanger Properties LP:
6.125% 6/1/20		14,318,000	16,518,548
6.15% 11/15/15		1,777,000	1,975,589
Toys 'R' Us Property Co. II LLC 8.5% 12/1/17		2,875,000	2,939,688
Ventas Realty LP 4.25% 3/1/22		300,000	301,853
			231,927,163
Thrifts & Mortgage Finance - 0.0%
Wrightwood Capital LLC 1.9% 4/20/20		112,350	47,187
TOTAL FINANCIALS			1,252,083,978
HEALTH CARE - 0.8%
Biotechnology - 0.1%
Amgen, Inc. 5.15% 11/15/41		12,000,000	12,413,196
Celgene Corp. 2.45% 10/15/15		613,000	626,981
			13,040,177
Health Care Equipment & Supplies - 0.0%
Aviv Healthcare Properties LP/Aviv Healthcare Capital Corp.:
7.75% 2/15/19		260,000	268,788
7.75% 2/15/19 (e)		175,000	180,915
DJO Finance LLC/DJO Finance Corp.:
7.75% 4/15/18		925,000	746,938
10.875% 11/15/14		4,115,000	4,187,013
			5,383,654
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
HEALTH CARE - continued
Health Care Providers & Services - 0.6%
Aristotle Holding, Inc. 4.75% 11/15/21 (e)		$ 22,009,000	$ 24,279,382
Coventry Health Care, Inc.:
5.95% 3/15/17		1,747,000	2,003,026
6.3% 8/15/14		3,618,000	3,948,949
Emergency Medical Services Corp. 8.125% 6/1/19		4,610,000	4,702,200
Express Scripts, Inc.:
3.125% 5/15/16		10,525,000	10,966,987
5.25% 6/15/12		7,157,000	7,165,388
6.25% 6/15/14		2,629,000	2,877,701
Fresenius Medical Care US Finance II, Inc. 5.625% 7/31/19 (e)		2,315,000	2,291,850
HCA, Inc.:
6.5% 2/15/20		1,745,000	1,836,613
7.25% 9/15/20		115,000	124,637
HealthSouth Corp. 7.25% 10/1/18		3,300,000	3,419,625
IASIS Healthcare LLC/IASIS Capital Corp. 8.375% 5/15/19		4,395,000	4,153,275
Medco Health Solutions, Inc.:
2.75% 9/15/15		1,176,000	1,213,363
4.125% 9/15/20		7,486,000	8,070,514
Radiation Therapy Services, Inc. 8.875% 1/15/17 (e)		790,000	754,450
Rural/Metro Corp. 10.125% 7/15/19 (e)		740,000	680,800
Sabra Health Care LP/Sabra Capital Corp. 8.125% 11/1/18		2,580,000	2,734,800
			81,223,560
Pharmaceuticals - 0.1%
Mylan, Inc. 6% 11/15/18 (e)		3,030,000	3,128,475
Valeant Pharmaceuticals International:
6.5% 7/15/16 (e)		4,500,000	4,623,750
6.875% 12/1/18 (e)		3,440,000	3,388,400
7% 10/1/20 (e)		255,000	247,350
Watson Pharmaceuticals, Inc. 5% 8/15/14		720,000	767,474
			12,155,449
TOTAL HEALTH CARE			111,802,840
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
INDUSTRIALS - 1.0%
Aerospace & Defense - 0.3%
BAE Systems Holdings, Inc.:
4.95% 6/1/14 (e)		$ 572,000	$ 603,752
6.375% 6/1/19 (e)		8,071,000	9,514,983
Huntington Ingalls Industries, Inc. 6.875% 3/15/18		2,515,000	2,603,025
United Technologies Corp.:
3.1% 6/1/22		13,132,000	13,647,615
4.5% 6/1/42		13,132,000	14,112,054
			40,481,429
Airlines - 0.2%
Continental Airlines, Inc.:
pass-thru trust certificates 9.798% 4/1/21		337,296	363,437
6.648% 3/15/19		2,794,815	2,966,137
6.75% 9/15/15 (e)		4,585,000	4,619,388
6.9% 7/2/19		857,459	916,452
Continental Airlines, Inc. 9.25% 5/10/17		2,392,869	2,623,182
Delta Air Lines, Inc. pass-thru trust certificates:
6.375% 1/2/16		1,515,000	1,515,000
6.75% 11/23/15		1,515,000	1,530,150
8.954% 8/10/14		1,860,940	1,900,578
Northwest Airlines, Inc. pass-thru trust certificates 8.028% 11/1/17		640,173	652,977
U.S. Airways pass-thru trust certificates:
6.85% 1/30/18		1,782,351	1,853,645
8.36% 1/20/19		1,441,215	1,513,275
United Air Lines, Inc. 9.875% 8/1/13 (e)		629,000	647,870
United Air Lines, Inc. pass-thru trust certificates:
Class B, 7.336% 7/2/19		787,418	779,544
9.75% 1/15/17		2,003,727	2,294,267
12% 1/15/16 (e)		660,640	720,097
			24,895,999
Building Products - 0.1%
Building Materials Corp. of America 6.875% 8/15/18 (e)		3,715,000	3,817,163
HD Supply, Inc.:
8.125% 4/15/19 (e)		1,910,000	2,000,725
11% 4/15/20 (e)		955,000	995,588
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Building Products - continued
Masco Corp. 5.95% 3/15/22		$ 740,000	$ 758,658
USG Corp. 7.875% 3/30/20 (e)		675,000	685,125
			8,257,259
Commercial Services & Supplies - 0.2%
ARAMARK Corp. 3.9659% 2/1/15 (k)		5,440,000	5,412,800
ARAMARK Holdings Corp. 8.625% 5/1/16 pay-in-kind (e)(k)		7,325,000	7,489,813
Covanta Holding Corp. 7.25% 12/1/20		4,950,000	5,373,374
International Lease Finance Corp.:
4.875% 4/1/15		2,370,000	2,334,450
5.75% 5/15/16		1,330,000	1,330,000
6.25% 5/15/19		1,640,000	1,640,000
8.625% 9/15/15		2,745,000	2,992,050
8.75% 3/15/17		3,700,000	4,079,250
8.875% 9/1/17		1,665,000	1,856,475
WP Rocket Merger Sub, Inc. 10.125% 7/15/19 (e)		2,855,000	2,683,700
			35,191,912
Construction & Engineering - 0.0%
Amsted Industries, Inc. 8.125% 3/15/18 (e)		1,850,000	1,956,375
Odebrecht Finance Ltd. 7.5% (e)(f)		2,555,000	2,586,938
			4,543,313
Industrial Conglomerates - 0.1%
General Electric Co. 5.25% 12/6/17		17,730,000	20,686,265
Machinery - 0.0%
Terex Corp. 6.5% 4/1/20		1,445,000	1,441,388
Marine - 0.0%
Navios Maritime Holdings, Inc. 8.875% 11/1/17		700,000	714,000
SCF Capital Ltd. 5.375% 10/27/17 (e)		280,000	260,400
			974,400
Professional Services - 0.0%
FTI Consulting, Inc. 6.75% 10/1/20		1,015,000	1,067,070
Road & Rail - 0.1%
Georgian Railway Ltd. 9.875% 7/22/15		775,000	821,500
Hertz Corp.:
6.75% 4/15/19		1,310,000	1,339,475
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Road & Rail - continued
Hertz Corp.: - continued
7.5% 10/15/18		$ 4,330,000	$ 4,508,613
Kansas City Southern de Mexico SA de CV 12.5% 4/1/16		1,335,000	1,508,550
			8,178,138
Trading Companies & Distributors - 0.0%
Aircastle Ltd.:
6.75% 4/15/17 (e)		1,410,000	1,424,100
9.75% 8/1/18 (e)		840,000	915,600
			2,339,700
Transportation Infrastructure - 0.0%
Aeropuertos Argentina 2000 SA 10.75% 12/1/20 (e)		1,025,050	943,046
TOTAL INDUSTRIALS			148,999,919
INFORMATION TECHNOLOGY - 0.3%
Communications Equipment - 0.1%
Avaya, Inc.:
9.75% 11/1/15		2,405,000	1,996,150
10.125% 11/1/15 pay-in-kind (k)		1,335,000	1,108,050
Lucent Technologies, Inc.:
6.45% 3/15/29		8,010,000	5,506,875
6.5% 1/15/28		1,240,000	846,300
			9,457,375
Computers & Peripherals - 0.0%
Seagate HDD Cayman 6.875% 5/1/20		410,000	427,425
Electronic Equipment & Components - 0.1%
Sanmina-SCI Corp. 7% 5/15/19 (e)		2,640,000	2,534,400
Tyco Electronics Group SA:
5.95% 1/15/14		3,835,000	4,112,209
6% 10/1/12		4,835,000	4,917,954
6.55% 10/1/17		1,383,000	1,660,289
			13,224,852
Internet Software & Services - 0.0%
Equinix, Inc. 8.125% 3/1/18		1,490,000	1,625,963
IT Services - 0.0%
Audatex North America, Inc. 6.75% 6/15/18 (e)		300,000	309,000
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
INFORMATION TECHNOLOGY - continued
IT Services - continued
SunGard Data Systems, Inc.:
7.375% 11/15/18		$ 1,095,000	$ 1,114,163
10.25% 8/15/15		1,765,000	1,809,125
			3,232,288
Office Electronics - 0.0%
Xerox Corp.:
4.25% 2/15/15		368,000	390,722
4.5% 5/15/21		4,102,000	4,233,047
			4,623,769
Semiconductors & Semiconductor Equipment - 0.1%
Amkor Technology, Inc. 7.375% 5/1/18		435,000	432,825
Spansion LLC 7.875% 11/15/17		3,465,000	3,326,400
Viasystems, Inc. 7.875% 5/1/19 (e)		1,945,000	1,896,375
			5,655,600
TOTAL INFORMATION TECHNOLOGY			38,247,272
MATERIALS - 1.0%
Chemicals - 0.4%
Braskem America Finance Co. 7.125% 7/22/41 (e)		735,000	718,463
Braskem Finance Ltd. 7% 5/7/20 (e)		540,000	583,200
Celanese US Holdings LLC 6.625% 10/15/18		1,935,000	2,041,425
Dow Chemical Co.:
4.125% 11/15/21		10,888,000	11,436,712
4.25% 11/15/20		5,898,000	6,276,587
7.6% 5/15/14		16,974,000	18,969,497
INEOS Finance PLC:
7.5% 5/1/20 (e)		710,000	702,900
8.375% 2/15/19 (e)		605,000	621,638
Inergy LP/Inergy Finance Corp.:
6.875% 8/1/21		502,000	502,000
7% 10/1/18		1,865,000	1,892,975
Kinove German Bondco GmbH 9.625% 6/15/18 (e)		1,250,000	1,278,125
LyondellBasell Industries NV:
5% 4/15/19 (e)		2,220,000	2,264,400
5.75% 4/15/24 (e)		1,480,000	1,528,100
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
MATERIALS - continued
Chemicals - continued
LyondellBasell Industries NV: - continued
6% 11/15/21 (e)		$ 700,000	$ 749,000
NOVA Chemicals Corp. 3.8549% 11/15/13 (k)		2,720,000	2,713,200
			52,278,222
Construction Materials - 0.0%
CRH America, Inc. 6% 9/30/16		2,286,000	2,516,788
Headwaters, Inc. 7.625% 4/1/19		2,695,000	2,573,725
Rearden G Holdings Eins GmbH 7.875% 3/30/20 (e)		940,000	954,100
			6,044,613
Containers & Packaging - 0.1%
Ardagh Packaging Finance PLC 7.375% 10/15/17 (e)		2,700,000	2,848,500
Sealed Air Corp. 8.125% 9/15/19 (e)		3,155,000	3,415,288
Tekni-Plex, Inc. 9.75% 6/1/19 (e)		850,000	841,500
			7,105,288
Metals & Mining - 0.5%
Alrosa Finance SA 7.75% 11/3/20 (e)		700,000	719,250
Anglo American Capital PLC 9.375% 4/8/14 (e)		6,817,000	7,739,170
ArcelorMittal SA 3.75% 3/1/16		1,013,000	1,007,966
Boart Longyear Management Pty Ltd. 7% 4/1/21 (e)		810,000	838,350
Corporacion Nacional del Cobre de Chile (Codelco):
3.875% 11/3/21 (e)		11,456,000	11,958,918
6.375% 11/30/12 (e)		2,002,000	2,047,940
Edgen Murray Corp. 12.25% 1/15/15		4,450,000	4,505,625
Essar Steel Algoma, Inc. 9.375% 3/15/15 (e)		3,100,000	3,177,500
EVRAZ Group SA:
7.4% 4/24/17 (e)		605,000	588,544
8.25% 11/10/15 (e)		1,805,000	1,872,688
FMG Resources (August 2006) Pty Ltd.:
6.375% 2/1/16 (e)		710,000	694,025
7% 11/1/15 (e)		4,075,000	4,054,625
JMC Steel Group, Inc. 8.25% 3/15/18 (e)		3,010,000	3,040,100
Metinvest BV 10.25% 5/20/15 (e)		735,000	709,275
Mongolian Mining Corp. 8.875% 3/29/17 (e)		975,000	950,625
MRC Global, Inc. 9.5% 12/15/16		4,535,000	4,852,450
Severstal Columbus LLC 10.25% 2/15/18		4,610,000	4,840,500
Southern Copper Corp. 6.75% 4/16/40		920,000	973,848
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
MATERIALS - continued
Metals & Mining - continued
Steel Dynamics, Inc.:
6.75% 4/1/15		$ 720,000	$ 730,800
7.625% 3/15/20		1,290,000	1,380,300
Vale Overseas Ltd.:
4.375% 1/11/22		12,000,000	12,004,212
6.25% 1/23/17		5,581,000	6,292,460
Vedanta Resources PLC:
6.75% 6/7/16 (e)		1,970,000	1,792,700
8.25% 6/7/21 (e)		340,000	294,100
Votorantim Cimentos SA 7.25% 4/5/41 (e)		740,000	719,650
			77,785,621
Paper & Forest Products - 0.0%
Louisiana-Pacific Corp. 7.5% 6/1/20 (e)		2,125,000	2,167,500
Sino-Forest Corp. 6.25% 10/21/17 (b)(e)		1,365,000	385,613
			2,553,113
TOTAL MATERIALS			145,766,857
TELECOMMUNICATION SERVICES - 1.6%
Diversified Telecommunication Services - 1.0%
Alestra SA de RL de CV 11.75% 8/11/14		1,735,000	1,943,200
AT&T, Inc.:
3.875% 8/15/21		8,800,000	9,621,647
5.35% 9/1/40		4,006,000	4,528,254
5.55% 8/15/41		10,000,000	11,756,180
6.3% 1/15/38		16,665,000	20,677,149
BellSouth Capital Funding Corp. 7.875% 2/15/30		742,000	959,847
CenturyLink, Inc.:
6.15% 9/15/19		4,793,000	5,030,004
6.45% 6/15/21		10,268,000	10,644,127
Embarq Corp. 7.995% 6/1/36		4,717,000	4,843,538
Intelsat Ltd. 11.25% 6/15/16		2,570,000	2,682,438
Intelsat Luxembourg SA:
11.25% 2/4/17		4,215,000	4,172,850
11.5% 2/4/17 pay-in-kind (e)(k)		1,860,000	1,808,850
11.5% 2/4/17 pay-in-kind (k)		9,398,205	9,233,736
Sprint Capital Corp. 8.75% 3/15/32		885,000	745,613
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Telefonica Emisiones SAU:
5.134% 4/27/20		$ 4,522,000	$ 3,998,886
5.462% 2/16/21		6,967,000	6,226,694
6.421% 6/20/16		1,162,000	1,142,129
U.S. West Communications 7.5% 6/15/23		3,760,000	3,760,000
Verizon Communications, Inc.:
3.5% 11/1/21		12,600,000	13,410,545
6.1% 4/15/18		6,000,000	7,293,966
6.25% 4/1/37		2,348,000	2,984,442
6.9% 4/15/38		6,295,000	8,593,292
Wind Acquisition Finance SA 7.25% 2/15/18 (e)		2,145,000	1,833,975
			137,891,362
Wireless Telecommunication Services - 0.6%
America Movil SAB de CV:
2.375% 9/8/16		15,982,000	16,132,534
3.625% 3/30/15		731,000	774,799
Digicel Group Ltd.:
8.25% 9/1/17 (e)		3,400,000	3,434,000
8.875% 1/15/15 (e)		5,755,000	5,668,675
9.125% 1/15/15 pay-in-kind (e)(k)		3,770,000	3,713,450
DIRECTV Holdings LLC/DIRECTV Financing, Inc.:
5.15% 3/15/42		1,287,000	1,285,515
5.875% 10/1/19		5,944,000	6,861,022
6.35% 3/15/40		3,541,000	4,062,784
Intelsat Jackson Holdings SA 9.5% 6/15/16		2,935,000	3,034,790
MTS International Funding Ltd. 8.625% 6/22/20 (e)		2,305,000	2,535,500
Nextel Communications, Inc.:
5.95% 3/15/14		7,720,000	7,681,400
6.875% 10/31/13		3,270,000	3,270,000
7.375% 8/1/15		4,995,000	4,882,613
NII Capital Corp.:
7.625% 4/1/21		1,755,000	1,465,425
8.875% 12/15/19		555,000	507,825
Pakistan Mobile Communications Ltd. 8.625% 11/13/13 (e)		2,870,000	2,697,800
Sprint Nextel Corp.:
6% 12/1/16		3,640,000	3,330,600
9% 11/15/18 (e)		1,050,000	1,134,000
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
Telemovil Finance Co. Ltd. 8% 10/1/17 (e)		$ 1,645,000	$ 1,665,563
Telesat Canada/Telesat LLC 6% 5/15/17 (e)		2,750,000	2,701,875
VimpelCom Holdings BV:
4.4707% 6/29/14 (e)(k)		1,925,000	1,886,500
7.5043% 3/1/22 (e)		2,295,000	2,071,238
VIP Finance Ireland Ltd. 7.748% 2/2/21 (e)		900,000	834,750
Vodafone Group PLC 5% 12/16/13		2,864,000	3,041,814
			84,674,472
TOTAL TELECOMMUNICATION SERVICES			222,565,834
UTILITIES - 2.2%
Electric Utilities - 1.0%
Ameren Illinois Co. 6.125% 11/15/17		3,112,000	3,654,792
AmerenUE 6.4% 6/15/17		2,491,000	3,017,814
Cleveland Electric Illuminating Co. 5.65% 12/15/13		1,016,000	1,079,189
Duke Capital LLC 5.668% 8/15/14		2,563,000	2,775,529
Duquesne Light Holdings, Inc.:
5.9% 12/1/21 (e)		6,944,000	7,762,003
6.4% 9/15/20 (e)		16,661,000	18,931,061
Edison International 3.75% 9/15/17		6,674,000	7,062,881
Empresa Distribuidora y Comercializadora Norte SA 9.75% 10/25/22 (e)		830,000	348,600
Enel Finance International SA 5.7% 1/15/13 (e)		206,000	209,309
FirstEnergy Corp. 7.375% 11/15/31		15,004,000	19,145,404
FirstEnergy Solutions Corp.:
4.8% 2/15/15		2,432,000	2,603,203
6.05% 8/15/21		9,801,000	10,957,312
InterGen NV 9% 6/30/17 (e)		4,570,000	4,592,850
LG&E and KU Energy LLC:
2.125% 11/15/15		7,369,000	7,375,536
3.75% 11/15/20		1,450,000	1,511,858
Majapahit Holding BV:
7.75% 1/20/20 (e)		850,000	969,000
8% 8/7/19 (e)		485,000	558,963
Mirant Americas Generation LLC 8.5% 10/1/21		3,095,000	2,646,225
National Power Corp. 6.875% 11/2/16 (e)		390,000	444,600
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
UTILITIES - continued
Electric Utilities - continued
Nevada Power Co.:
6.5% 5/15/18		$ 790,000	$ 972,759
6.5% 8/1/18		388,000	480,719
NV Energy, Inc. 6.25% 11/15/20		2,245,000	2,463,847
Otter Tail Corp. 9% 12/15/16		2,410,000	2,602,800
Pacific Gas & Electric Co. 3.25% 9/15/21		1,773,000	1,873,416
Pennsylvania Electric Co. 6.05% 9/1/17		764,000	879,668
Pepco Holdings, Inc. 2.7% 10/1/15		7,047,000	7,251,004
Progress Energy, Inc.:
4.4% 1/15/21		12,059,000	13,654,140
6% 12/1/39		7,150,000	8,968,023
Sierra Pacific Power Co. 5.45% 9/1/13		1,945,000	2,048,392
Tampa Electric Co. 4.1% 6/15/42		2,241,000	2,234,815
			139,075,712
Gas Utilities - 0.0%
Intergas Finance BV 6.375% 5/14/17 (Reg. S)		765,000	803,250
Southern Natural Gas Co. 5.9% 4/1/17 (e)		442,000	509,593
Southern Natural Gas Co. / Southern Natural Issuing Corp. 4.4% 6/15/21		3,646,000	3,915,060
Transportadora de Gas del Sur SA 7.875% 5/14/17 (e)		3,360,000	2,520,000
			7,747,903
Independent Power Producers & Energy Traders - 0.3%
Atlantic Power Corp. 9% 11/15/18 (e)		3,625,000	3,679,375
Dolphin Subsidiary II, Inc.:
6.5% 10/15/16 (e)		2,775,000	2,927,625
7.25% 10/15/21 (e)		3,430,000	3,730,125
GenOn Energy, Inc.:
9.5% 10/15/18		2,295,000	2,134,350
9.875% 10/15/20		1,185,000	1,096,125
Kinder Morgan Finance Co. LLC 6% 1/15/18 (e)		3,030,000	3,113,325
Listrindo Capital BV 6.95% 2/21/19 (e)		600,000	603,000
Power Sector Assets and Liabilities Management Corp.:
7.25% 5/27/19 (e)		720,000	878,400
7.39% 12/2/24 (e)		750,000	940,350
PPL Energy Supply LLC 6.5% 5/1/18		6,895,000	7,984,906
PSEG Power LLC 2.75% 9/15/16		2,786,000	2,881,415
RRI Energy, Inc. 7.625% 6/15/14		6,000,000	6,030,000
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
UTILITIES - continued
Independent Power Producers & Energy Traders - continued
The AES Corp.:
7.375% 7/1/21 (e)		$ 615,000	$ 664,200
7.75% 10/15/15		2,345,000	2,602,950
8% 10/15/17		4,575,000	5,078,250
			44,344,396
Multi-Utilities - 0.9%
CMS Energy Corp. 5.05% 3/15/22		17,417,000	18,042,828
Consolidated Edison Co. of New York, Inc. 5.7% 6/15/40		3,771,000	4,885,749
Dominion Resources, Inc.:
2.7697% 9/30/66 (k)		19,226,000	17,100,950
7.5% 6/30/66 (k)		10,345,000	10,965,700
MidAmerican Energy Holdings, Co.:
5.875% 10/1/12		3,506,000	3,564,953
6.5% 9/15/37		7,097,000	9,492,699
National Grid PLC 6.3% 8/1/16		1,589,000	1,842,066
NiSource Finance Corp.:
4.45% 12/1/21		4,928,000	5,207,255
5.25% 9/15/17		843,000	943,116
5.4% 7/15/14		1,680,000	1,820,897
5.45% 9/15/20		854,000	971,418
5.8% 2/1/42		6,336,000	7,218,782
5.95% 6/15/41		11,832,000	13,736,041
6.4% 3/15/18		1,654,000	1,949,039
6.8% 1/15/19		6,774,000	8,185,031
Puget Energy, Inc.:
6% 9/1/21		2,464,000	2,655,650
6.5% 12/15/20		1,275,000	1,385,033
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
UTILITIES - continued
Multi-Utilities - continued
Sempra Energy 2.3% 4/1/17		$ 14,116,000	$ 14,498,417
Wisconsin Energy Corp. 6.25% 5/15/67 (k)		3,860,000	3,956,500
			128,422,124
TOTAL UTILITIES			319,590,135
TOTAL NONCONVERTIBLE BONDS			3,250,977,478
TOTAL CORPORATE BONDS (Cost $3,001,725,236)			3,252,309,578
U.S. Government and Government Agency Obligations - 30.3%

U.S. Government Agency Obligations - 0.4%
Fannie Mae 0.5% 7/2/15		10,339,000	10,314,114
Freddie Mac 1.75% 9/10/15		40,525,000	42,005,865
Tennessee Valley Authority 5.375% 4/1/56		385,000	540,890
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS			52,860,869
U.S. Treasury Inflation Protected Obligations - 1.7%
U.S. Treasury Inflation-Indexed Bonds:
2.125% 2/15/40		74,815,341	108,489,759
2.125% 2/15/41		74,310,056	108,321,624
2.5% 1/15/29		21,363,400	30,208,268
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS			247,019,651
U.S. Treasury Obligations - 28.2%
U.S. Treasury Bonds:
3.125% 2/15/42		61,560,000	67,581,307
4.375% 5/15/41		384,035,000	523,727,731
U.S. Treasury Notes:
0.125% 12/31/13		60,731,000	60,600,550
0.25% 1/31/14		59,276,000	59,266,753
0.25% 9/15/14		8,937,000	8,927,920
0.375% 3/15/15		138,490,000	138,608,963
U.S. Government and Government Agency Obligations - continued
		Principal Amount (c)	Value
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
0.5% 8/15/14		$ 12,503,000	$ 12,559,651
0.625% 7/15/14		160,373,000	161,488,073
0.75% 6/15/14		11,299,000	11,404,928
0.875% 11/30/16		1,503,000	1,522,139
0.875% 4/30/17		284,268,000	287,399,496
1.125% 5/31/19		529,084,000	532,803,990
1.375% 11/30/15		88,617,000	91,420,931
2% 2/15/22		668,312,000	695,984,077
2.375% 2/28/15 (h)		499,922,000	527,417,710
2.625% 7/31/14		316,140,000	331,971,659
2.625% 12/31/14 (h)		486,380,000	515,106,576
TOTAL U.S. TREASURY OBLIGATIONS			4,027,792,454
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $4,040,055,918)			4,327,672,974
U.S. Government Agency - Mortgage Securities - 9.9%

Fannie Mae - 6.1%
2.099% 10/1/33 (k)		889,226	925,809
2.303% 6/1/36 (k)		143,700	153,923
2.633% 7/1/37 (k)		383,102	410,517
2.743% 2/1/36 (k)		787,333	843,676
2.82% 12/1/35 (k)		543,995	582,925
3% 11/1/25 to 6/1/27 (g)		19,100,006	20,016,397
3% 6/1/27 (g)		10,800,000	11,309,685
3% 6/1/27 (g)		2,100,000	2,199,106
3.5% 1/1/41 to 5/1/42		18,498,350	19,523,876
3.5% 6/1/42 (g)		18,800,000	19,746,042
3.5% 6/1/42 (g)		36,900,000	38,756,860
3.5% 6/1/42 (g)		10,000,000	10,503,214
3.5% 6/1/42 (g)		3,000,000	3,150,964
4% 9/1/26 to 11/1/41		89,652,207	96,294,516
4% 9/1/41		195,746	209,762
4% 10/1/41		4,473,408	4,808,241
4% 6/1/42 (g)		15,000,000	15,979,776
4% 6/1/42 (g)		20,000,000	21,306,368
U.S. Government Agency - Mortgage Securities - continued
		Principal Amount (c)	Value
Fannie Mae - continued
4% 7/1/42 (g)		$ 35,000,000	$ 37,208,217
4.5% 11/1/18 to 11/1/41		147,495,177	160,239,563
4.5% 6/13/42 (g)		8,000,000	8,583,588
4.5% 6/13/42 (g)		8,000,000	8,583,588
4.5% 6/13/42 (g)		6,200,000	6,652,281
5% 5/1/19 to 6/1/40		95,928,105	104,199,887
5% 6/1/42 (g)		100,000	108,351
5.5% 3/1/18 to 3/1/39		107,207,746	117,420,779
6% 4/1/21 to 7/1/41		143,713,365	158,297,788
6.5% 11/1/35		357,682	402,939
TOTAL FANNIE MAE			868,418,638
Freddie Mac - 1.8%
3.342% 10/1/35 (k)		204,646	219,291
3.5% 4/1/32 to 4/1/42		19,212,336	20,285,403
4% 12/1/40 to 10/1/41		23,163,453	25,005,736
4% 9/1/41		1,866,609	2,000,345
4% 6/1/42 (g)		28,000,000	29,723,915
4.5% 7/1/25 to 10/1/41		99,746,069	107,659,838
4.5% 6/1/42 (g)		5,800,000	6,195,008
5% 7/1/35 to 8/1/40		32,351,661	35,128,685
5.5% 11/1/17 to 1/1/40		27,226,780	29,661,198
6% 7/1/37 to 8/1/37		4,620,853	5,086,842
TOTAL FREDDIE MAC			260,966,261
Ginnie Mae - 2.0%
3.5% 10/15/40 to 5/15/42		20,830,853	22,273,738
3.5% 6/1/42 (g)		22,600,000	24,138,061
4% 1/15/25 to 12/15/41		81,662,610	88,922,799
4% 6/1/42 (g)		200,000	218,376
4.5% 11/20/33 to 4/15/41		62,299,851	68,621,010
5% 3/15/39 to 9/15/41		62,601,271	69,495,163
6% 9/20/38		4,427,895	4,961,408
TOTAL GINNIE MAE			278,630,555
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $1,381,139,208)			1,408,015,454
Asset-Backed Securities - 1.9%
		Principal Amount (c)	Value
Accredited Mortgage Loan Trust Series 2005-1 Class M1, 0.7088% 4/25/35 (k)		$ 1,103,148	$ 582,283
ACE Securities Corp. Home Equity Loan Trust:
Series 2004-HE1 Class M2, 1.8888% 3/25/34 (k)		440,373	360,324
Series 2005-HE2 Class M2, 0.6888% 4/25/35 (k)		99,069	96,225
Advanta Business Card Master Trust:
Series 2006-C1 Class C1, 0.6758% 10/20/14 (k)		642,000	6,420
Series 2007-D1 Class D, 1.5863% 1/22/13 (e)(k)		2,590,000	38,850
Airspeed Ltd. Series 2007-1A Class C1, 2.7388% 6/15/32 (e)(k)		4,191,880	2,158,818
Ally Auto Receivables Trust:
Series 2009-A:
Class A3, 2.33% 6/17/13 (e)		629,786	630,975
Class A4, 3% 10/15/15 (e)		4,280,000	4,330,894
Series 2010-5 Class A4, 1.75% 3/15/16		4,050,000	4,129,564
Series 2011-1 Class A4, 2.23% 3/15/16		18,200,000	18,752,536
Ally Master Owner Trust:
Series 2010-3 Class A, 2.88% 4/15/15 (e)		8,910,000	9,035,469
Series 2011-1 Class A2, 2.15% 1/15/16		8,870,000	9,027,296
Series 2011-3 Class A2, 1.81% 5/15/16		8,490,000	8,600,086
Series 2012-1 Class A2, 1.44% 2/15/17		18,800,000	18,880,323
AmeriCredit Automobile Receivables Trust Series 2011-1 Class A3, 1.39% 9/8/15		7,520,000	7,563,514
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 0.9388% 12/25/33 (k)		81,002	61,917
Series 2004-R2 Class M3, 0.7888% 4/25/34 (k)		133,684	39,991
Series 2005-R2 Class M1, 0.6888% 4/25/35 (k)		2,064,696	1,823,558
Anthracite CDO I Ltd. Series 2002-CIBA Class B, 6.633% 5/24/37 (e)		171,000	171,120
Anthracite CDO III Ltd./Anthracite CDO III Corp. Series 2004-1A Class A, 0.5998% 3/23/19 (e)(k)		174,976	160,977
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 1.0188% 3/25/34 (k)		47,932	34,273
Series 2004-W11 Class M2, 0.9388% 11/25/34 (k)		561,149	396,857
Series 2004-W7 Class M1, 0.7888% 5/25/34 (k)		1,542,998	1,105,267
Series 2006-W4 Class A2C, 0.3988% 5/25/36 (k)		1,316,181	312,837
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2004-HE2 Class M1, 1.0638% 4/25/34 (k)		2,428,728	1,867,358
Series 2006-HE2 Class M1, 0.6088% 3/25/36 (k)		91,172	859
Axon Financial Funding Ltd. Series 2007-1 Class A1, 1.0682% 4/4/17 (b)(e)(k)		7,217,000	1
Asset-Backed Securities - continued
		Principal Amount (c)	Value
Bank of America Auto Trust Series 2009-1A Class A4, 3.52% 6/15/16 (e)		$ 6,021,201	$ 6,084,669
BMW Vehicle Lease Trust:
Series 2010-1 Class A3, 0.82% 4/15/13		6,763,612	6,767,192
Series 2011-1 Class A4, 1.4% 8/20/14		11,060,000	11,114,165
Capital One Multi-Asset Execution Trust Series 2008-A3 Class A3, 5.05% 2/15/16		5,700,000	5,914,342
Capital Trust Ltd. Series 2004-1:
Class A2, 0.6898% 7/20/39 (e)(k)		128,238	101,308
Class B, 0.9898% 7/20/39 (e)(k)		263,810	116,076
Class C, 1.3398% 7/20/39 (e)(k)		339,379	6,788
Capital Trust RE CDO Ltd./Capital Trust RE CDO Corp. Series 2005-3A:
Class A2, 5.16% 6/25/35 (e)		687,584	692,741
Class B, 5.267% 6/25/35 (e)		1,000,000	975,000
CapitalSource Real Estate Loan Trust Series 2006-1A Class A2A, 0.7192% 1/20/37 (e)(k)		170,478	139,260
Capmark VII Ltd. Series 2006-7A Class H, 1.7888% 8/15/36 (e)(k)		530,868	0
Carmax Auto Owner Trust Series 2011-1 Class A3, 1.29% 9/15/15		8,210,000	8,255,422
Carrington Mortgage Loan Trust Series 2007-RFC1 Class A3, 0.3788% 12/25/36 (k)		1,802,588	652,028
CBRE Realty Finance CDO LLC Series 2007-1A Class A1, 0.7192% 4/7/52 (e)(k)		907,567	598,995
Chase Issuance Trust Series 2007-A17 Class A, 5.12% 10/15/14		5,000,000	5,087,827
Chrysler Financial Auto Securitization Trust Series 2010-A Class A3, 0.91% 8/8/13		13,463,115	13,470,528
Citibank Credit Card Issuance Trust Series 2009-A5 Class A5, 2.25% 12/23/14		35,600,000	35,941,575
Countrywide Asset-Backed Certificates Trust Series 2007-4 Class A1A, 0.3588% 9/25/37 (k)		203,204	199,494
Countrywide Home Loan Trust Series 2006-13 Class N, 7% 8/25/37 (e)		811,000	0
Countrywide Home Loans, Inc.:
Series 2003-BC1 Class B1, 5.4888% 3/25/32 (MGIC Investment Corp. Insured) (k)		11,800	2,647
Series 2004-3 Class M4, 1.2088% 4/25/34 (k)		159,665	57,418
Series 2004-4 Class M2, 1.0338% 6/25/34 (k)		587,945	264,867
Series 2005-3 Class MV1, 0.6588% 8/25/35 (k)		14,583	14,502
Crest Clarendon Street Ltd./Crest Clarendon Corp. Series 2002-1A:
Class B1, 6.065% 12/28/35 (e)		500,000	480,250
Asset-Backed Securities - continued
		Principal Amount (c)	Value
Crest Clarendon Street Ltd./Crest Clarendon Corp. Series 2002-1A: - continued
Class B2, 1.8227% 12/28/35 (e)(k)		$ 500,000	$ 455,000
Crest Dartmouth Street Ltd./Crest Dartmouth Street Corp. Series 2003-1A:
Class B1, 1.9727% 6/28/38 (e)(k)		100,000	94,500
Class D, 9% 6/28/38 (e)		200,000	140,000
Deutsche Financial Capital Securitization LLC Series 1997-I Class M, 7.275% 9/15/27		540,000	501,214
Fannie Mae Series 2004-T5 Class AB3, 0.6889% 5/28/35 (k)		38,916	24,350
Fieldstone Mortgage Investment Corp. Series 2004-3 Class M5, 2.4138% 8/25/34 (k)		290,872	143,568
First Franklin Mortgage Loan Trust Series 2004-FF2 Class M3, 1.0638% 3/25/34 (k)		22,872	11,319
Ford Credit Auto Lease Trust Series 2010-B Class A3, 0.91% 7/15/13 (e)		6,453,999	6,457,439
Ford Credit Auto Owner Trust:
Series 2009-D:
Class A3, 2.17% 10/15/13		791,410	793,426
Class A4, 2.98% 8/15/14		4,800,000	4,875,652
Series 2010-B Class A3, 0.98% 10/15/14		6,118,034	6,131,626
Ford Credit Floorplan Master Owner Trust Series 2010-5 Class A1, 1.5% 9/15/15		10,710,000	10,787,155
Fremont Home Loan Trust Series 2005-A:
Class M3, 0.9738% 1/25/35 (k)		948,695	293,639
Class M4, 1.2588% 1/25/35 (k)		363,547	54,508
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 0.8469% 2/25/47 (e)(k)		2,892,000	1,012,200
GCO Slims Trust Series 2006-1A, 5.72% 3/1/22 (e)		1,154,263	1,108,092
GE Business Loan Trust:
Series 2003-1 Class A, 0.6688% 4/15/31 (e)(k)		210,164	197,194
Series 2006-2A:
Class A, 0.4188% 11/15/34 (e)(k)		1,854,243	1,608,152
Class B, 0.5188% 11/15/34 (e)(k)		669,808	461,786
Class C, 0.6188% 11/15/34 (e)(k)		1,113,194	632,418
Class D, 0.9888% 11/15/34 (e)(k)		422,716	129,785
GSAMP Trust Series 2004-AR1 Class B4, 3.621% 6/25/34 (e)(k)		215,708	67,149
Guggenheim Structured Real Estate Funding Ltd. Series 2006-3:
Class C, 0.7888% 9/25/46 (e)(k)		1,425,811	1,349,958
Class E, 1.8888% 9/25/46 (e)(k)		250,000	87,075
Asset-Backed Securities - continued
		Principal Amount (c)	Value
Home Equity Asset Trust:
Series 2003-2 Class M1, 1.5588% 8/25/33 (k)		$ 384,828	$ 259,403
Series 2003-3 Class M1, 1.5288% 8/25/33 (k)		684,105	485,918
Series 2003-5 Class A2, 0.9388% 12/25/33 (k)		32,929	26,014
Series 2006-1 Class 2A3, 0.4638% 4/25/36 (k)		194,206	193,299
Series 2006-3N Class B, 6.5% 8/27/36 (e)		250,000	0
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.4288% 1/25/37 (k)		1,522,035	530,757
Hyundai Auto Receivables Trust Series 2009-A Class A3, 2.03% 8/15/13		628,970	629,938
John Deere Owner Trust Series 2011-A Class A4, 1.96% 4/16/18		4,810,000	4,909,888
JPMorgan Mortgage Acquisition Trust:
Series 2006-NC2 Class M2, 0.5388% 7/25/36 (k)		204,000	4,085
Series 2007-CH1 Class AV4, 0.3688% 11/25/36 (k)		1,520,141	1,383,039
Keycorp Student Loan Trust:
Series 1999-A Class A2, 0.8032% 12/27/29 (k)		556,961	494,891
Series 2006-A Class 2C, 1.6232% 3/27/42 (k)		3,243,000	153,299
Long Beach Mortgage Loan Trust Series 2006-10 Class 2A3, 0.3988% 11/25/36 (k)		5,458,186	1,457,418
Marathon Real Estate CDO Ltd. Series 2006-1A Class B, 0.6688% 5/25/46 (e)(k)		250,000	117,500
Marriott Vacation Club Owner Trust Series 2006-2A:
Class B, 5.442% 10/20/28 (e)		14,706	14,858
Class C, 5.691% 10/20/28 (e)		6,536	6,579
Class D, 6.01% 10/20/28 (e)		77,818	78,070
MASTR Asset Backed Securities Trust Series 2007-HE1 Class M1, 0.5388% 5/25/37 (k)		784,792	10,296
Meritage Mortgage Loan Trust Series 2004-1 Class M1, 0.9888% 7/25/34 (k)		165,093	99,954
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 1.2138% 7/25/34 (k)		539,642	398,777
Series 2006-FM1 Class A2B, 0.3488% 4/25/37 (k)		1,601,472	1,219,616
Series 2006-OPT1 Class A1A, 0.4988% 6/25/35 (k)		2,859,684	2,035,436
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 0.5788% 8/25/34 (k)		57,368	42,514
Series 2004-NC8 Class M6, 1.4888% 9/25/34 (k)		27,935	16,244
Series 2005-NC1 Class M1, 0.6788% 1/25/35 (k)		399,800	250,840
Series 2005-NC2 Class B1, 1.4088% 3/25/35 (k)		416,362	50,210
Series 2007-HE2 Class M1, 0.4888% 1/25/37 (k)		44,579	69
N-Star Real Estate CDO Ltd. Series 1A:
Class B1, 2.1419% 8/28/38 (e)(k)		220,000	192,500
Class C1B, 7.696% 8/28/38 (e)		64,212	51,370
Asset-Backed Securities - continued
		Principal Amount (c)	Value
National Collegiate Student Loan Trust:
Series 2004-2 Class AIO, 9.75% 10/27/14 (m)		$ 7,651,000	$ 344,295
Series 2006-4 Class D, 1.3388% 5/25/32 (k)		2,481,000	2,509
Series 2007-2 Class AIO, 6.7% 7/25/12 (m)		19,834,189	175,152
New Century Home Equity Loan Trust Series 2005-4 Class M2, 0.7488% 9/25/35 (k)		1,426,957	609,220
Nissan Auto Receivables Owner Trust:
Series 2010-A Class A4, 1.31% 9/15/16		5,950,000	5,998,986
Series 2011-A Class A4, 1.94% 9/15/17		11,750,000	12,049,503
Ocala Funding LLC:
Series 2005-1A Class A, 1.7398% 3/20/10 (b)(e)(k)		566,000	0
Series 2006-1A Class A, 1.6398% 3/20/11 (b)(e)(k)		1,176,000	0
Option One Mortgage Loan Trust:
Series 2007-5 Class 2A1, 0.3288% 5/25/37 (k)		5,571	5,556
Series 2007-6 Class 2A1, 0.2988% 7/25/37 (k)		73,854	72,734
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M3, 1.4888% 9/25/34 (k)		532,896	225,154
Class M4, 1.6888% 9/25/34 (k)		683,353	144,220
Series 2005-WCH1 Class M4, 1.0688% 1/25/36 (k)		1,475,804	727,137
Prima Capital CDO Ltd./Prima Capital CDO Corp. Series 2005-1A:
Class B, 4.846% 7/24/39 (e)		80,864	81,268
Class C, 5.08% 7/24/39 (e)		185,000	183,150
Class D, 5.194% 7/24/39 (e)		320,000	318,400
Prima Capital Ltd. Series 2006-CR1A Class A2, 5.533% 12/28/48 (e)		541,000	530,180
Resource Real Estate Funding CDO Series 2007-1A Class J, 3.1888% 9/25/46 (e)(k)		250,000	43,750
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 1.0388% 4/25/33 (k)		5,108	4,212
Saxon Asset Securities Trust Series 2004-1 Class M1, 1.0338% 3/25/35 (k)		1,309,702	959,935
Sierra Receivables Funding Co. Series 2007-1A Class A2, 0.3898% 3/20/19 (FGIC Insured) (e)(k)		472,242	461,272
SLM Private Credit Student Loan Trust Series 2004-A Class C, 1.4237% 6/15/33 (k)		1,272,000	470,980
Specialty Underwriting & Residential Finance Trust Series 2006-AB2 Class N1, 5.75% 6/25/37 (e)		656,637	0
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 1.9638% 9/25/34 (k)		63,686	20,588
SVO VOI Mortgage Corp. Series 2006-AA Class A, 5.28% 2/20/24 (e)		527,044	541,293
Asset-Backed Securities - continued
		Principal Amount (c)	Value
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.0988% 9/25/34 (k)		$ 28,819	$ 20,940
TIAA Real Estate CDO Ltd./TIAA Real Estate CDO Corp. Series 2003-1A Class B2, 5.4802% 12/28/38 (e)		111,000	99,345
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 1.0292% 4/6/42 (e)(k)		2,640,752	33,009
Wachovia Ltd./Wachovia LLC:
Series 2006-1 Class 1ML, 5.9737% 9/25/26 (e)(k)		400,000	168,000
Series 2006-1A:
Class A1A, 0.7337% 9/25/26 (e)(k)		1,355,012	1,253,386
Class A1B, 0.8037% 9/25/26 (e)(k)		1,033,000	847,060
Class A2A, 0.6937% 9/25/26 (e)(k)		876,234	819,279
Class A2B, 0.7837% 9/25/26 (e)(k)		250,000	218,750
Class B, 0.8337% 9/25/26 (e)(k)		250,000	201,250
Class C 1.0037% 9/25/26 (e)(k)		250,000	196,250
Class F, 1.6237% 9/25/26 (e)(k)		250,000	175,000
Class G, 1.8237% 9/25/26 (e)(k)		320,000	217,600
WaMu Asset Holdings Corp. Series 2006-8 Class N1, 6.048% 10/25/46 (e)		887,552	0
Wells Fargo Home Equity Trust Series 2004-3 Class A, 4.5% 11/27/34 (e)		7,576	0
Whinstone Capital Management Ltd. Series 1A Class B3, 2.2657% 10/25/44 (e)(k)		1,789,540	1,037,933
Wrightwood Capital Real Estate CDO Ltd. Series 2005-1A:
Class A1, 0.7869% 11/21/40 (e)(k)		491,427	407,884
Class D, 1.3169% 11/21/40 (e)(k)		305,000	112,850
TOTAL ASSET-BACKED SECURITIES (Cost $266,919,299)			269,413,703
Collateralized Mortgage Obligations - 0.5%

Private Sponsor - 0.5%
ABN AMRO Mortgage Corp. Series 2003-9 Class B5, 4.5164% 8/25/18 (e)		165,900	16,193
Bayview Commercial Asset Trust Series 2006-3A, Class IO, 3.9269% 10/25/36 (e)(k)(m)		8,986,208	356,595
Bear Stearns ALT-A Trust floater Series 2005-1 Class A1, 0.7988% 1/25/35 (k)		1,852,336	1,468,774
Cobalt CMBS Commercial Mortgage Trust Series 2007-C2 Class B, 5.617% 4/15/47 (k)		2,125,000	853,500
COMM pass-thru certificates floater Series 2001-J2A Class A2F, 0.7388% 7/16/34 (e)(k)		15,840	15,832
Collateralized Mortgage Obligations - continued
		Principal Amount (c)	Value
Private Sponsor - continued
Countrywide Alternative Loan Trust Series 2006-OC5N Class N, 7.25% 7/25/37 (e)		$ 78,237	$ 0
Countrywide Home Loans, Inc.:
Series 2003-28 Class B3, 5.5% 8/25/33		51,580	31,782
Series 2003-35 Class B, 4.638% 9/25/18 (k)		80,924	12,139
Credit Suisse First Boston Mortgage Securities Corp.:
Series 2003-17 Class B4, 5.389% 6/25/33 (k)		220,062	61,617
Series 2004-3 Class DB4, 5.8253% 4/25/34 (k)		28,846	72
First Horizon Mortgage pass-thru Trust Series 2004-AR5 Class 2A1, 2.6312% 10/25/34 (k)		1,369,332	1,235,841
FREMF Mortgage Trust:
Series 2010 K7 Class B, 5.6186% 4/25/20 (e)(k)		1,000,000	1,068,204
Series 2010-K6 Class B, 5.5326% 12/25/46 (e)(k)		910,000	966,599
GMAC Commercial Mortgage Securities, Inc. Series 1993-C3 Class L, 6.974% 8/15/36		9,741	5
GMAC Mortgage Loan Trust Series 2003-J10 Class B2, 4.75% 1/25/19 (e)		62,109	13,043
Granite Master Issuer PLC floater:
Series 2005-4 Class C2, 1.3398% 12/20/54 (k)		205,017	118,910
Series 2006-1A Class C2, 1.4398% 12/20/54 (e)(k)		6,523,000	3,783,340
Series 2006-2 Class C1, 1.1798% 12/20/54 (k)		21,543,000	12,494,940
Series 2006-3 Class C2, 0.7398% 12/20/54 (k)		1,124,000	651,920
Series 2006-4:
Class B1, 0.4198% 12/20/54 (k)		4,521,000	3,797,640
Class C1, 0.9998% 12/20/54 (k)		2,767,000	1,604,860
Class M1, 0.5798% 12/20/54 (k)		1,190,000	886,550
Series 2007-1:
Class 1C1, 0.8398% 12/20/54 (k)		2,234,000	1,295,720
Class 1M1, 0.5398% 12/20/54 (k)		1,493,000	1,112,285
Class 2C1, 1.1998% 12/20/54 (k)		1,015,000	588,700
Class 2M1, 0.7398% 12/20/54 (k)		1,917,000	1,428,165
Series 2007-2 Class 2C1, 1.0988% 12/17/54 (k)		2,654,000	1,539,320
Granite Mortgages PLC floater Series 2003-3 Class 1C, 2.9157% 1/20/44 (k)		430,241	303,299
GSR Mortgage Loan Trust floater Series 2007-AR1 Class 6A1, 4.7246% 3/25/37 (k)		4,766,930	4,720,477
JPMorgan Chase Commercial Mortgage Securities Trust Series 2007-CB18 Class A3, 5.447% 6/12/47 (k)		3,102,585	3,224,427
JPMorgan Mortgage Trust sequential payer Series 2006-A5 Class 3A5, 5.7693% 8/25/36 (k)		2,271,817	1,711,849
LB-UBS Commercial Mortgage Trust sequential payer Series 2006-C6 Class A4, 5.372% 9/15/39		857,000	968,667
Collateralized Mortgage Obligations - continued
		Principal Amount (c)	Value
Private Sponsor - continued
Luminent Mortgage Trust:
floater Series 2006-1 Class A1, 0.4788% 4/25/36 (k)		$ 16,338,829	$ 8,256,845
Series 2006-5 Class A1A, 0.4288% 7/25/36 (k)		12,368,261	5,648,416
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.4488% 5/25/47 (k)		2,601,652	1,613,818
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.4088% 2/25/37 (k)		6,255,791	4,203,931
Merrill Lynch Mortgage Investors Trust Series 1998-C3 Class F, 6% 12/15/30 (e)		930,000	933,299
Merrill Lynch Mortgage Trust Series 2002-MW1 Class E, 6.219% 7/12/34 (e)		101,000	101,012
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 0.5288% 7/25/35 (k)		1,937,478	1,526,609
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B:
Class B5, 2.5888% 7/10/35 (e)(k)		1,198,648	975,057
Class B6, 3.0888% 7/10/35 (e)(k)		267,255	214,356
Residential Funding Securities Corp. floater Series 2003-RP2 Class A1, 0.6888% 6/25/33 (e)(k)		252,387	236,812
Salomon Brothers Mortgage Securities VII, Inc. Series 2006-C2 Class H, 6.308% 7/18/33 (e)		268,000	91,990
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 1.668% 7/20/34 (k)		34,956	25,451
Structured Asset Securities Corp. Series 2003-15A Class 4A, 5.3146% 4/25/33 (k)		416,461	380,560
TBW Mortgage-Backed pass-thru certificates floater Series 2006-4 Class A3, 0.4388% 9/25/36 (k)		3,273,627	2,612,582
Wells Fargo Mortgage Backed Securities Trust:
Series 2003-12 Class B6, 4.75% 11/25/18 (e)		119,590	43,053
Series 2005-AR2 Class 1A2, 2.6155% 3/25/35 (k)		3,123,055	986,831
TOTAL PRIVATE SPONSOR			74,181,887
U.S. Government Agency - 0.0%
Fannie Mae planned amortization class Series 2002-9 Class PC, 6% 3/25/17		202,012	217,091
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $60,469,057)			74,398,978
Commercial Mortgage Securities - 5.1%
		Principal Amount (c)	Value
ACGS Series 2004-1 Class P, 7.4651% 8/1/19 (n)		$ 493,641	$ 477,637
Americold LLC Trust Series 2010-ARTA Class D, 7.443% 1/14/29 (e)		180,000	194,625
Asset Securitization Corp.:
Series 1996-D2 Class B1A, 8.9443% 2/14/29 (e)(k)		339,362	358,829
Series 1997-D4:
Class B2, 7.525% 4/14/29		625,729	642,803
Class B5, 7.525% 4/14/29		129,000	106,761
Series 1997-D5:
Class A3, 7.2034% 2/14/43 (k)		512,703	513,379
Class A5, 7.2734% 2/14/43 (k)		256,000	256,649
Class A6, 7.5234% 2/14/43 (k)		2,470,000	2,486,448
Class A7, 7.7634% 2/14/43 (k)		820,000	824,858
Class PS1, 1.4221% 2/14/43 (k)(m)		2,939,403	36,848
Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2006-2 Class AAB, 5.9026% 5/10/45 (k)		1,707,781	1,801,876
Series 2006-4 Class AM, 5.675% 7/10/46		1,000,000	1,034,589
Series 2006-5:
Class A2, 5.317% 9/10/47		6,039,997	6,044,413
Class A3, 5.39% 9/10/47		2,653,000	2,777,797
Series 2006-6 Class A3, 5.369% 10/10/45		3,804,000	4,057,198
Series 2007-4 Class A3, 5.9835% 2/10/51 (k)		1,897,000	1,976,883
Series 2006-6 Class E, 5.619% 10/10/45 (e)		1,098,000	86,407
Series 2007-3:
Class A3, 5.8366% 6/10/49 (k)		3,176,000	3,253,872
Class A4, 5.8366% 6/10/49 (k)		3,965,000	4,418,556
Series 2008-1 Class D, 6.4379% 2/10/51 (e)(k)		125,000	51,107
Banc of America Commercial Mortgage, Inc.:
sequential payer:
Series 2001-1 Class A4, 5.451% 1/15/49		4,166,000	4,672,381
Series 2002-2 Class F, 5.487% 7/11/43		415,000	416,235
Series 2004-2:
Class A3, 4.05% 11/10/38		232,071	234,055
Class A4, 4.153% 11/10/38		2,412,000	2,474,951
Series 2005-1 Class A3, 4.877% 11/10/42		788,314	787,685
Series 2007-1 Class A2, 5.381% 1/15/49		770,064	769,451
Series 2001-3 Class H, 6.562% 4/11/37 (e)		1,472,000	1,469,751
Series 2001-PB1 Class K, 6.15% 5/11/35 (e)		336,970	336,817
Series 2003-1 Class G, 5.608% 9/11/36 (e)		310,000	311,808
Series 2004-1 Class F, 5.279% 11/10/39 (e)		185,000	151,395
Series 2004-4:
Class K, 4.637% 7/10/42 (e)(k)		300,000	2,400
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
Banc of America Commercial Mortgage, Inc.: - continued
Series 2004-4:
Class L, 4.637% 7/10/42 (e)(k)		$ 280,000	$ 560
Series 2004-5 Class G, 5.7505% 11/10/41 (e)(k)		195,000	144,708
Series 2005-1 Class CJ, 5.3601% 11/10/42 (k)		550,000	560,859
Series 2005-3 Class A3B, 5.09% 7/10/43 (k)		5,908,000	6,173,057
Series 2005-6 Class AJ, 5.3661% 9/10/47 (k)		300,000	306,694
Banc of America Large Loan Trust floater Series 2010-HLTN Class HLTN, 1.989% 11/15/15 (e)(k)		845,077	790,190
Banc of America Large Loan, Inc. floater:
Series 2005-MIB1:
Class B, 0.4988% 3/15/22 (e)(k)		297,048	295,592
Class C, 0.5488% 3/15/22 (e)(k)		1,357,000	1,329,994
Class D, 0.5988% 3/15/22 (e)(k)		826,000	803,367
Class E, 0.6388% 3/15/22 (e)(k)		684,000	664,574
Class F, 0.7088% 3/15/22 (e)(k)		615,784	597,371
Class G, 0.7688% 3/15/22 (e)(k)		399,119	375,211
Class J, 1.2888% 3/15/22 (e)(k)		438,000	396,433
Class K, 2.2388% 3/15/22 (e)(k)		427,499	237,304
Series 2006-BIX1:
Class D, 0.4488% 10/15/19 (e)(k)		828,479	811,910
Class E, 0.4788% 10/15/19 (e)(k)		1,385,000	1,322,675
Class F, 0.5488% 10/15/19 (e)(k)		3,150,730	2,993,194
Class G, 0.5688% 10/15/19 (e)(k)		1,245,579	1,170,844
Bayview Commercial Asset Trust:
floater:
Series 2003-2 Class M1, 1.0888% 12/25/33 (e)(k)		62,383	44,944
Series 2004-1:
Class A, 0.5988% 4/25/34 (e)(k)		1,098,867	906,832
Class B, 2.1388% 4/25/34 (e)(k)		123,199	71,822
Class M1, 0.7988% 4/25/34 (e)(k)		98,915	70,236
Class M2, 1.4388% 4/25/34 (e)(k)		91,384	64,134
Series 2005-2A:
Class A1, 0.5488% 8/25/35 (e)(k)		1,566,599	1,081,599
Class M1, 0.6688% 8/25/35 (e)(k)		78,018	40,188
Class M2, 0.7188% 8/25/35 (e)(k)		128,678	58,083
Class M3, 0.7388% 8/25/35 (e)(k)		71,194	27,980
Series 2005-3A:
Class A2, 0.6388% 11/25/35 (e)(k)		566,596	357,180
Class M1, 0.6788% 11/25/35 (e)(k)		67,623	38,293
Class M2, 0.7288% 11/25/35 (e)(k)		85,854	46,578
Class M3, 0.7488% 11/25/35 (e)(k)		76,838	39,936
Class M4, 0.8388% 11/25/35 (e)(k)		95,733	45,603
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
Bayview Commercial Asset Trust: - continued
floater:
Series 2005-4A:
Class A2, 0.6288% 1/25/36 (e)(k)		$ 1,294,044	$ 898,104
Class B1, 1.6388% 1/25/36 (e)(k)		111,827	15,556
Class M1, 0.6888% 1/25/36 (e)(k)		417,434	182,545
Class M2, 0.7088% 1/25/36 (e)(k)		125,230	49,036
Class M3, 0.7388% 1/25/36 (e)(k)		182,889	64,542
Class M4, 0.8488% 1/25/36 (e)(k)		101,147	31,497
Class M5, 0.8888% 1/25/36 (e)(k)		101,147	27,268
Class M6, 0.9388% 1/25/36 (e)(k)		107,430	19,733
Series 2006-1:
Class A2, 0.5988% 4/25/36 (e)(k)		202,402	130,568
Class M1, 0.6188% 4/25/36 (e)(k)		72,391	42,548
Class M2, 0.6388% 4/25/36 (e)(k)		76,486	42,066
Class M3, 0.6588% 4/25/36 (e)(k)		65,810	33,278
Class M4, 0.7588% 4/25/36 (e)(k)		37,292	17,242
Class M5, 0.7988% 4/25/36 (e)(k)		36,195	14,892
Class M6, 0.8788% 4/25/36 (e)(k)		72,171	28,319
Series 2006-2A:
Class A1, 0.4688% 7/25/36 (e)(k)		3,625,621	2,447,193
Class A2, 0.5188% 7/25/36 (e)(k)		179,372	119,189
Class B1, 1.1088% 7/25/36 (e)(k)		67,159	6,722
Class B3, 2.9388% 7/25/36 (e)(k)		83,025	2,933
Class M1, 0.5488% 7/25/36 (e)(k)		188,199	76,407
Class M2, 0.5688% 7/25/36 (e)(k)		132,783	47,288
Class M3, 0.5888% 7/25/36 (e)(k)		110,141	34,270
Class M4, 0.6588% 7/25/36 (e)(k)		74,374	19,503
Class M5, 0.7088% 7/25/36 (e)(k)		91,413	16,222
Class M6, 0.7788% 7/25/36 (e)(k)		136,390	17,425
Series 2006-3A:
Class B1, 1.0388% 10/25/36 (e)(k)		53,089	618
Class M4, 0.6688% 10/25/36 (e)(k)		147,013	12,456
Class M5, 0.7188% 10/25/36 (e)(k)		175,996	10,327
Class M6, 0.7988% 10/25/36 (e)(k)		344,897	11,119
Series 2006-4A:
Class A1, 0.4688% 12/25/36 (e)(k)		763,523	494,268
Class A2, 0.5088% 12/25/36 (e)(k)		3,884,998	1,716,089
Class B1, 0.9388% 12/25/36 (e)(k)		118,996	4,643
Class B2, 1.4888% 12/25/36 (e)(k)		47,283	1,310
Class M1, 0.5288% 12/25/36 (e)(k)		248,959	68,652
Class M2, 0.5488% 12/25/36 (e)(k)		165,973	32,477
Class M3, 0.5788% 12/25/36 (e)(k)		168,294	22,603
Class M4, 0.6388% 12/25/36 (e)(k)		201,373	23,437
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
Bayview Commercial Asset Trust: - continued
floater:
Series 2006-4A:
Class M5, 0.6788% 12/25/36 (e)(k)		$ 185,124	$ 17,347
Class M6, 0.7588% 12/25/36 (e)(k)		165,973	10,793
Series 2007-1 Class A2, 0.5088% 3/25/37 (e)(k)		831,296	415,396
Series 2007-2A:
Class A1, 0.5088% 7/25/37 (e)(k)		787,931	423,549
Class A2, 0.5588% 7/25/37 (e)(k)		736,215	245,822
Class B1, 1.8388% 7/25/37 (e)(k)		217,864	6,783
Class M1, 0.6088% 7/25/37 (e)(k)		258,517	36,095
Class M2, 0.6488% 7/25/37 (e)(k)		141,264	11,860
Class M3, 0.7288% 7/25/37 (e)(k)		143,234	10,185
Class M4, 0.8888% 7/25/37 (e)(k)		282,793	18,107
Class M5, 0.9888% 7/25/37 (e)(k)		249,288	13,152
Class M6, 1.2388% 7/25/37 (e)(k)		316,081	13,243
Series 2007-3:
Class A2, 0.5288% 7/25/37 (e)(k)		776,654	364,978
Class B1, 1.1888% 7/25/37 (e)(k)		188,771	13,869
Class B2, 1.8388% 7/25/37 (e)(k)		472,391	16,636
Class B3, 4.2388% 7/25/37 (e)(k)		9,924	109
Class M1, 0.5488% 7/25/37 (e)(k)		168,682	43,186
Class M2, 0.5788% 7/25/37 (e)(k)		180,796	33,501
Class M3, 0.6088% 7/25/37 (e)(k)		284,891	40,135
Class M4, 0.7388% 7/25/37 (e)(k)		447,320	54,889
Class M5, 0.8388% 7/25/37 (e)(k)		232,025	25,273
Class M6, 1.0388% 7/25/37 (e)(k)		176,925	16,541
Series 2007-4A:
Class B1, 2.7888% 9/25/37 (e)(k)		89,063	3,592
Class M1, 1.1888% 9/25/37 (e)(k)		294,799	21,602
Class M2, 1.2888% 9/25/37 (e)(k)		294,799	16,067
Class M4, 1.8388% 9/25/37 (e)(k)		753,994	30,578
Class M5, 1.9888% 9/25/37 (e)(k)		753,994	23,205
Class M6, 2.1888% 9/25/37 (e)(k)		755,458	14,437
Series 2004-1, Class IO, 1.25% 4/25/34 (e)(m)		3,442,066	129,766
Series 2007-5A, Class IO, 4.1484% 10/25/37 (e)(k)(m)		8,556,917	782,479
Bear Stearns Commercial Mortgage Securities, Inc. Series 2006-PW11 Class AJ, 5.6195% 3/11/39 (k)		450,000	412,865
Bear Stearns Commercial Mortgage Securities Trust:
floater:
Series 2006-BBA7:
Class H, 0.8888% 3/15/19 (e)(k)		408,610	391,385
Class J, 1.0888% 3/15/19 (e)(k)		407,118	370,109
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
Bear Stearns Commercial Mortgage Securities Trust: - continued
floater:
Series 2007-BBA8:
Class D, 0.4888% 3/15/22 (e)(k)		$ 655,330	$ 592,760
Class E, 0.5388% 3/15/22 (e)(k)		3,607,157	3,190,606
Class F, 0.5888% 3/15/22 (e)(k)		2,235,922	1,933,002
Class G, 0.6388% 3/15/22 (e)(k)		537,549	453,971
Class H, 0.7888% 3/15/22 (e)(k)		655,330	514,120
Class J, 0.9388% 3/15/22 (e)(k)		655,330	494,460
sequential payer:
Series 2004-PWR3 Class A3, 4.487% 2/11/41		497,498	503,528
Series 2006-PW14 Class AM, 5.243% 12/11/38		600,000	621,402
Series 2006-T22 Class AJ, 5.7138% 4/12/38 (k)		400,000	406,993
Series 2007-PW16 Class A4, 5.9046% 6/11/40 (k)		1,112,000	1,257,853
Series 1999-C1:
Class G, 5.64% 2/14/31 (e)		70,000	70,800
Class I, 5.64% 2/14/31 (e)		202,278	144,490
Series 2003-T10 Class B, 4.84% 3/13/40		1,000,000	1,018,041
Series 2006-PW13 Class A3, 5.518% 9/11/41		6,714,000	7,011,920
Series 2006-PW14 Class X2, 0.8632% 12/11/38 (e)(k)(m)		20,026,973	201,509
Series 2006-T22:
Class A4, 5.7138% 4/12/38 (k)		237,000	267,709
Class B, 5.7138% 4/12/38 (e)(k)		200,000	182,285
Series 2006-T24 Class X2, 0.6233% 10/12/41 (e)(k)(m)		3,435,357	20,963
Series 2007-BBA8:
Class K, 1.4388% 3/15/22 (e)(k)		120,000	78,543
Class L, 2.1388% 3/15/22 (e)(k)		253,498	89,871
Series 2007-PW18 Class X2, 0.4794% 6/11/50 (e)(k)(m)		133,870,169	1,373,910
Series 2007-T28 Class X2, 0.3209% 9/11/42 (e)(k)(m)		72,025,455	427,039
Beckman Coulter, Inc. sequential payer Series 2000-A Class A, 7.4975% 12/15/18 (e)		322,501	324,114
C-BASS Trust floater Series 2006-SC1 Class A, 0.5088% 5/25/36 (e)(k)		716,749	599,444
CDC Commercial Mortgage Trust Series 2002-FX1:
Class G, 6.625% 5/15/35 (e)		2,235,000	2,303,518
Class XCL, 1.3344% 5/15/35 (e)(k)(m)		7,759,196	165,767
CFCRE Commercial Mortgage Trust Series 2011-C2 Class B, 5.7453% 12/15/47 (e)(k)		750,000	782,273
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
Chase Commercial Mortgage Securities Corp.:
Series 1998-1 Class H, 6.34% 5/18/30 (e)		$ 800,000	$ 691,866
Series 1998-2 Class J, 6.39% 11/18/30 (e)		489,102	312,131
Chase Manhattan Bank-First Union National Bank Commercial Mortgage Trust Series 1999-1 Class G, 6.4% 8/15/31 (e)		154,995	159,220
Citigroup Commercial Mortgage Trust:
floater Series 2006-FL2:
Class G, 0.5698% 8/15/21 (e)(k)		197,946	190,597
Class H, 0.6098% 8/15/21 (e)(k)		433,548	404,660
Series 2007-FL3A Class A2, 0.3788% 4/15/22 (e)(k)		1,587,295	1,510,145
Series 2008-C7 Class A2B, 6.2761% 12/10/49 (k)		1,709,676	1,737,973
Citigroup/Deutsche Bank Commercial Mortgage Trust:
sequential payer Series 2007-CD4 Class A4, 5.322% 12/11/49		14,623,000	16,063,497
Series 2007-CD4:
Class A3, 5.293% 12/11/49		1,852,000	1,953,567
Class C, 5.476% 12/11/49		3,581,000	788,089
Claregold Trust Series 2007-2A:
Class F, 5.01% 5/15/44 (e)(k)	CAD	138,000	102,429
Class G, 5.01% 5/15/44 (e)(k)	CAD	30,000	21,215
Class H, 5.01% 5/15/44 (e)(k)	CAD	20,000	11,486
Class J, 5.01% 5/15/44 (e)(k)	CAD	20,000	10,794
Class K, 5.01% 5/15/44 (e)(k)	CAD	10,000	4,594
Class L, 5.01% 5/15/44 (e)(k)	CAD	36,000	15,294
Class M, 5.01% 5/15/44 (e)(k)	CAD	165,000	64,942
Cobalt CMBS Commercial Mortgage Trust:
sequential payer Series 2007-C3 Class A3, 6.0104% 5/15/46 (k)		1,902,000	2,026,539
Series 2006-C1 Class B, 5.359% 8/15/48		5,706,000	399,420
COMM pass-thru certificates:
floater:
Series 2005-F10A:
Class G, 0.7888% 4/15/17 (e)(k)		67,825	66,262
Class H, 0.8588% 4/15/17 (e)(k)		171,562	152,690
Class J, 1.0888% 4/15/17 (e)(k)		131,565	97,358
Series 2005-FL11:
Class B, 0.4888% 11/15/17 (e)(k)		141,221	136,877
Class C, 0.5388% 11/15/17 (e)(k)		1,168,561	1,109,244
Class D, 0.5788% 11/15/17 (e)(k)		60,771	56,470
Class E, 0.6288% 11/15/17 (e)(k)		216,043	198,595
Class F, 0.6888% 11/15/17 (e)(k)		149,679	136,469
Class G, 0.7388% 11/15/17 (e)(k)		103,750	93,815
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
COMM pass-thru certificates: - continued
floater:
Series 2006-FL12 Class AJ, 0.3688% 12/15/20 (e)(k)		$ 4,060,000	$ 3,675,408
sequential payer:
Series 2003-LB1A Class D, 4.278% 6/10/38		550,000	546,004
Series 2004-RS1 Class A, 5.648% 3/3/41 (e)		685,629	689,057
Series 2006-C8 Class A3, 5.31% 12/10/46		5,420,000	5,552,871
Series 2006-CN2A:
Class A2FX, 5.449% 2/5/19 (e)		3,306,000	3,209,253
Class AJFX, 5.478% 2/5/19 (e)		5,750,000	5,701,752
Series 2001-J2A Class F, 7.2268% 7/16/34 (e)(k)		199,000	221,497
Series 2006-C8 Class XP, 0.6588% 12/10/46 (k)(m)		16,823,805	123,991
Commercial Mortgage Acceptance Corp.:
Series 1998-C1:
Class F, 6.23% 7/15/31 (e)		31,543	32,119
Class G, 6.21% 7/15/31 (e)		554,000	561,478
weighted average coupon Series 1998-C2 Class F, 5.44% 9/15/30 (e)(k)		139,045	143,168
Commercial Mortgage Asset Trust:
Series 1999-C1 Class F, 6.25% 1/17/32 (e)		550,000	483,010
Series 1999-C2 Class G, 6% 11/17/32		302,000	226,672
Commercial Mortgage pass-thru certificates:
sequential payer Series 2005-C6 Class A2, 4.999% 6/10/44 (k)		1,432	1,430
Series 2005 C6 Class B, 5.4181% 6/10/44 (k)		905,000	764,244
Series 2005-C6 Class AJ, 5.209% 6/10/44 (k)		1,260,000	1,236,884
Series 2011-STRT Class C, 4.755% 12/10/24 (e)		420,000	422,891
Series 2012-CR1:
Class C, 5.547% 5/15/45		350,000	326,259
Class D, 5.547% 5/15/45 (e)		440,000	323,711
Commercial Mortgage Trust pass-thru certificates Series 2012-LC4:
Class C, 5.825% 12/10/44 (k)		160,000	152,239
Class D, 5.825% 12/10/44 (e)(k)		870,000	667,981
Communication Mortgage Trust Series 2011-THL:
Class E, 5.949% 6/9/28 (e)		493,000	498,032
Class F, 4.867% 6/9/28 (e)		645,000	584,790
Credit Suisse Commercial Mortgage Trust:
sequential payer:
Series 2007-C2:
Class A2, 5.448% 1/15/49 (k)		3,687,022	3,722,200
Class A3, 5.542% 1/15/49 (k)		3,804,000	4,076,248
Series 2007-C3 Class A4, 5.8672% 6/15/39 (k)		28,438,000	30,287,693
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
Credit Suisse Commercial Mortgage Trust: - continued
sequential payer:
Series 2006-C4 Class AAB, 5.439% 9/15/39		$ 5,856,983	$ 5,931,355
Series 2006-C5 Class ASP, 0.8651% 12/15/39 (k)(m)		11,245,165	113,329
Series 2007-C5 Class A4, 5.695% 9/15/40 (k)		1,722,000	1,824,103
Credit Suisse First Boston Mortgage Capital Certificates floater Series 2007-TF2A Class B, 0.5888% 4/15/22 (e)(k)		6,783,000	5,115,867
Credit Suisse First Boston Mortgage Securities Corp.:
floater Series 2006-TF2A Class KER, 0.8388% 9/15/21 (e)(k)		256,299	171,720
sequential payer Series 2004-C1:
Class A3, 4.321% 1/15/37		3,250	3,247
Class A4, 4.75% 1/15/37		884,000	922,270
Series 1997-C2 Class F, 7.46% 1/17/35 (k)		844,879	861,403
Series 1998-C1:
Class F, 6% 5/17/40 (e)		2,221,883	2,339,385
Class H, 6% 5/17/40 (e)		90,318	7,821
Series 1998-C2:
Class F, 6.75% 11/15/30 (e)		1,156,000	1,228,050
Class G, 6.75% 11/15/30 (e)		180,000	193,215
Series 2001-CK6 Class AX, 1.2267% 8/15/36 (k)(m)		608,532	1,421
Series 2001-CKN5 Class AX, 1.9496% 9/15/34 (e)(k)(m)		2,598,895	3,735
Series 2003-C3 Class D, 4.131% 5/15/38		120,000	120,477
Series 2006-C1 Class A3, 5.5958% 2/15/39 (k)		6,887,921	7,293,124
Credit Suisse Mortgage Capital Certificates:
floater Series 2007-TFL1:
Class B, 0.3888% 2/15/22 (e)(k)		721,000	663,320
Class C:
0.4088% 2/15/22 (e)(k)		1,864,711	1,696,887
0.5088% 2/15/22 (e)(k)		665,993	592,734
Class F, 0.5588% 2/15/22 (e)(k)		1,331,815	1,158,679
Class L, 2.1388% 2/15/22 (e)(k)		99,540	15,031
sequential payer Series 2007-C1 Class A2, 5.268% 2/15/40		4,602,788	4,597,324
Series 2007-C1:
Class ASP, 0.5749% 2/15/40 (k)(m)		27,591,094	186,847
Class B, 5.487% 2/15/40 (e)(k)		2,907,000	487,609
CRESI Finance Ltd. Partnership floater Series 2006-A Class E, 1.8888% 3/25/17 (e)(k)		160,000	121,600
CRESIX Finance Ltd. Series 2006-AA Class F, 4.4388% 3/25/17 (e)(k)		260,000	208,000
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
DBUBS Mortgage Trust Series 2011-LC1A:
Class D, 5.7284% 11/10/46 (e)(k)		$ 500,000	$ 465,293
Class E, 5.5568% 11/10/46 (e)(k)		770,000	660,801
Class F, 5.5568% 11/10/46 (e)(k)		710,000	541,799
Class XB, 0.2463% 11/10/46 (e)(k)(m)		20,920,000	385,242
Deutsche Mortgage & Asset Receiving Corp. Series 1998-C1 Class J, 6.22% 6/15/31		400,000	336,400
DLJ Commercial Mortgage Corp.:
Series 1998-CG1 Class B4, 7.4444% 6/10/31 (e)(k)		891,000	923,513
Series 2000-CKP1 Class B3, 7.9738% 11/10/33 (k)		230,000	228,770
Extended Stay America Trust:
Series 2010-ESHA Class D, 5.4983% 11/5/27 (e)		3,190,000	3,232,539
Series 2010-ESHA, Class C4, 4.8603% 11/5/27 (e)		320,000	322,833
FHMLC Multi-class participation certificates guaranteed:
Series K013 Class X3, 2.7898% 1/25/43 (k)(m)		820,000	139,087
Series KAIV Class X2, 3.6146% 6/25/46 (k)(m)		420,000	89,591
First Union National Bank-Bank of America Commercial Mortgage Trust Series 2001-C1 Class G, 6.936% 3/15/33 (e)		1,692,000	1,706,622
First Union-Lehman Brothers-Bank of America Commercial Mortgage Trust sequential payer Series 1998-C2 Class G, 7% 11/18/35 (e)(k)		443,000	477,101
Fontainebleau Miami Bach Trust Series 2012-FBLU:
Class D, 5.007% 5/5/27 (e)		589,000	605,615
Class E, 5.253% 5/5/27 (e)		411,000	404,012
Four Times Square Trust sequential payer Series 2006-4TS Class A, 5.401% 12/13/28 (e)		200,000	231,523
Freddie Mac:
Series K011 Class X3, 2.6618% 12/25/43 (k)(m)		1,640,000	254,098
Series K012 Class X3, 2.3657% 1/25/41 (k)(m)		1,800,000	248,953
FREMF Mortgage Trust:
Series 2010-K9 Class B, 5.3302% 9/25/45 (e)(k)		1,290,000	1,352,552
Series 2011-K10 Class B, 4.756% 11/25/49 (e)(k)		240,000	241,802
Series 2011-K11 Class B, 4.5695% 12/25/48 (e)(k)		750,000	744,983
G-Force LLC sequential payer Series 2005-RRA Class A2, 4.83% 8/22/36 (e)		1,300,268	1,205,999
GE Capital Commercial Mortgage Corp.:
sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49		11,404,000	12,443,178
Series 2001-1 Class X1, 1.7136% 5/15/33 (e)(k)(m)		1,907,766	17,309
Series 2002-1A Class H, 7.4537% 12/10/35 (e)(k)		65,000	64,949
Series 2007-C1 Class XP, 0.3359% 12/10/49 (k)(m)		24,682,498	96,114
GMAC Commercial Mortgage Securities, Inc.:
Series 1997-C1 Class H, 6.6% 7/15/29		411,904	200,456
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
GMAC Commercial Mortgage Securities, Inc.: - continued
Series 1997-C2:
Class F, 6.75% 4/15/29 (k)		$ 322,008	$ 326,555
Class G, 6.75% 4/15/29 (k)		504,000	558,140
Series 1999-C1 Class F, 6.02% 5/15/33 (e)		216,280	222,636
Series 1999-C2I Class K, 6.481% 9/15/33 (n)		385,000	186,166
Series 1999-C3:
Class G, 6.974% 8/15/36 (e)		1,770	1,764
Class J, 6.974% 8/15/36		226,000	222,676
Class K, 6.974% 8/15/36		427,000	159,680
Series 2000-C1 Class K, 7% 3/15/33		19,266	14,397
Series 2005-C1 Class X2, 0.7319% 5/10/43 (k)(m)		6,595,339	66
Greenwich Capital Commercial Funding Corp.:
floater Series 2006-FL4 Class B, 0.4288% 11/5/21 (e)(k)		715,000	671,179
sequential payer:
Series 2003-C1 Class D, 4.29% 7/5/35 (e)		490,000	495,871
Series 2007-GG11 Class A2, 5.597% 12/10/49		3,804,000	3,907,686
Series 2007-GG9 Class A4, 5.444% 3/10/39		5,530,000	6,031,018
Series 2002-C1:
Class H, 5.903% 1/11/35 (e)		97,000	97,077
Class J, 6.306% 1/11/35 (e)		760,000	761,504
Series 2003-C2 Class J, 5.234% 1/5/36 (e)(k)		250,000	214,656
Series 2005-GG3 Class B, 4.894% 8/10/42 (k)		680,000	662,962
Series 2006-GG7 Class A3, 6.0811% 7/10/38 (k)		1,619,979	1,619,076
Series 2007-GG11 Class A1, 0.4392% 12/10/49 (e)(k)(m)		36,190,607	217,288
GS Mortgage Securities Corp. II:
floater:
Series 2006-FL8A:
Class E, 0.6088% 6/6/20 (e)(k)		431,608	423,833
Class F, 0.6788% 6/6/20 (e)(k)		835,001	805,948
Class J, 1.9888% 6/6/20 (e)(k)		250,000	225,697
Series 2007-EOP:
Class C, 2.0056% 3/6/20 (e)(k)		1,994,000	1,971,404
Class D, 2.2018% 3/6/20 (e)(k)		4,004,000	3,958,286
Class F, 2.6334% 3/6/20 (e)(k)		164,000	162,153
Class G, 2.7903% 3/6/20 (e)(k)		81,000	80,055
Class H, 3.3004% 3/6/20 (e)(k)		60,000	59,449
Class J, 4.0852% 3/6/20 (e)(k)		86,000	85,619
Class L, 5.4585% 3/6/20 (e)(k)		400,000	401,370
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
GS Mortgage Securities Corp. II: - continued
sequential payer Series 2004-GG2 Class A4, 4.964% 8/10/38		$ 412,105	$ 415,770
Series 1997-GL:
Class G, 7.7695% 7/13/30 (k)		783,367	872,768
Class H, 8.0595% 7/13/30 (e)(k)		230,000	242,906
Series 2005-GG4 Class XP, 0.8966% 7/10/39 (e)(k)(m)		28,943,944	289
Series 2006-GG6 Class A2, 5.506% 4/10/38		5,474,112	5,479,537
Series 2006-RR2:
Class M, 5.7397% 6/23/46 (e)(k)		100,000	0
Class N, 5.7397% 6/23/46 (e)(k)		100,000	0
Series 2010-C1:
Class D, 6.1371% 8/10/43 (e)(k)		290,000	258,111
Class E, 4% 8/10/43 (e)		1,200,000	864,464
Class X, 1.6938% 8/10/43 (e)(k)(m)		6,215,979	531,622
Series 2012-GCJ7:
Class C, 5.721% 5/10/45 (k)		630,000	602,469
Class D, 5.721% 5/10/45 (e)		970,000	812,569
GS Mortgage Securities Corp. Trust Series 2011-ALF Class E, 4.953% 2/10/21 (e)		510,000	502,605
GS Mortgage Securities Trust:
sequential payer:
Series 2006-GG8 Class A2, 5.479% 11/10/39		901,839	904,638
Series 2007-GG10 Class A2, 5.778% 8/10/45		6,474,101	6,562,382
Series 2010-C2 Class XA, 0.8609% 12/10/43 (e)(k)		5,572,393	144,197
Series 2011-GC5 Class C, 5.475% 8/10/44 (e)(k)		1,050,000	1,000,277
HVB Mortgage Capital Corp. floater Series 2003-FL1A Class K, 3.0888% 9/10/22 (e)(k)		1,120,000	1,071,280
JPMorgan Chase Commercial Mortgage Securities Corp.:
floater Series 2011-CCHP Class E, 5.15% 7/15/28 (e)(k)		500,000	488,742
Series 2002-C1 Class E, 6.135% 7/12/37 (e)		935,000	939,004
Series 2003-C1:
Class CM1, 5.6896% 1/12/37 (e)(k)		199,011	197,799
Class D, 5.192% 1/12/37		270,000	263,860
Series 2009-IWST Class D, 7.6935% 12/5/27 (e)(k)		1,025,000	1,122,283
Series 2010-CNTM Class MZ, 8.5% 8/5/20 (e)		230,000	240,929
Series 2010-CNTR Class D, 6.3899% 8/5/32 (e)(k)		695,000	686,750
Series 2011-C4 Class E, 5.3891% 7/15/46 (e)(k)		370,000	296,863
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2006-FLA2:
Class A2, 0.3688% 11/15/18 (e)(k)		$ 5,729,714	$ 5,584,403
Class B, 0.4088% 11/15/18 (e)(k)		949,752	924,821
Class C, 0.4488% 11/15/18 (e)(k)		674,773	655,583
Class D, 0.4688% 11/15/18 (e)(k)		205,550	199,178
Class E, 0.5188% 11/15/18 (e)(k)		296,517	280,579
Class F, 0.5688% 11/15/18 (e)(k)		443,962	399,566
Class G, 0.5988% 11/15/18 (e)(k)		385,766	320,185
Class H, 0.7388% 11/15/18 (e)(k)		296,584	240,233
sequential payer:
Series 2006-CB14 Class A3B, 5.674% 12/12/44 (k)		4,674,131	4,790,293
Series 2006-LDP9:
Class A2, 5.134% 5/15/47 (k)		637,731	655,419
Class A3, 5.336% 5/15/47		9,409,000	10,212,397
Series 2007-CB19 Class A4, 5.9254% 2/12/49 (k)		6,670,000	7,489,712
Series 2007-LD11 Class A2, 5.9877% 6/15/49 (k)		4,739,063	4,755,058
Series 2007-LDPX:
Class A2 S, 5.305% 1/15/49		3,036,485	3,061,038
Class A3, 5.42% 1/15/49		25,732,000	28,274,939
Series 2004-CBX Class D, 5.097% 1/12/37 (k)		170,000	108,110
Series 2004-LN2 Class D, 5.3979% 7/15/41 (k)		420,000	250,483
Series 2005-CB13 Class E, 5.5314% 1/12/43 (e)(k)		963,000	30,750
Series 2005-LDP3 Class A3, 4.959% 8/15/42		3,681,056	3,773,115
Series 2005-LDP5 Class AJ, 5.4928% 12/15/44 (k)		360,000	355,209
Series 2006-CB17 Class A3, 5.45% 12/12/43		500,167	505,731
Series 2007-CB19:
Class B, 5.9254% 2/12/49 (k)		165,000	49,537
Class C, 5.9254% 2/12/49 (k)		424,000	80,610
Class D, 5.9254% 2/12/49 (k)		447,000	67,086
Series 2007-LDP10:
Class BS, 5.437% 1/15/49 (k)		364,000	93,434
Class CS, 5.466% 1/15/49 (k)		157,000	19,262
Class ES, 5.7393% 1/15/49 (e)(k)		983,000	54,452
Series 2010-C2:
Class D, 5.7126% 11/15/43 (e)(k)		645,000	601,517
Class XB, 0.7538% 11/15/43 (e)(k)(m)		3,600,000	151,894
JPMorgan Chase Commercial Mortgage Security Trust Series 2011-C5 Class C, 5.4912% 8/15/46 (e)(k)		1,102,648	1,071,260
JPMorgan Commercial Mortgage Finance Corp. Series 1997-C5 Class F, 7.5605% 9/15/29		275,440	276,891
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
LB Commercial Conduit Mortgage Trust:
sequential payer Series 2007-C3 Class A4, 6.1105% 7/15/44 (k)		$ 21,615,000	$ 24,707,177
Series 1998-C4 Class G, 5.6% 10/15/35 (e)		553,334	576,808
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2004-C2 Class E, 4.487% 3/15/36		150,000	148,749
Series 2005-C3 Class AJ, 4.843% 7/15/40		1,220,000	1,191,108
Series 2005-C7:
Class AJ, 5.323% 11/15/40		1,210,000	1,202,044
Class AM, 5.263% 11/15/40 (k)		137,000	147,086
Series 2006-C1 Class A2, 5.084% 2/15/31		257,912	259,269
Series 2006-C6:
Class A2, 5.262% 9/15/39 (k)		369,477	369,709
Class AM, 5.413% 9/15/39		1,500,000	1,582,161
Series 2006-C7:
Class A2, 5.3% 11/15/38		1,110,352	1,117,206
Class A3, 5.347% 11/15/38		1,417,000	1,585,673
Class AM, 5.378% 11/15/38		160,000	156,495
Series 2007-C1:
Class A3, 5.398% 2/15/40		10,000,000	10,297,260
Class A4, 5.424% 2/15/40		5,434,000	6,106,680
Series 2007-C2 Class A3, 5.43% 2/15/40		3,967,000	4,341,826
Series 2007-C6 Class A2, 5.845% 7/15/40		8,781,489	8,968,140
Series 2003-C7 Class L, 5.224% 7/15/37 (e)(k)		284,000	162,017
Series 2004-C2 Class G, 4.595% 3/15/36 (e)(k)		225,000	197,222
Series 2004-C7 Class E, 4.918% 10/15/36		280,000	277,401
Series 2005-C1 Class E, 4.924% 2/15/40		750,000	678,674
Series 2005-C2 Class AJ, 5.205% 4/15/30 (k)		740,000	746,190
Series 2005-C3 Class XCP, 0.9022% 7/15/40 (k)(m)		4,326,994	1,086
Series 2005-C7 Class C, 5.35% 11/15/40 (k)		866,000	784,471
Series 2006-C4:
Class AJ, 6.0868% 6/15/38 (k)		660,000	531,313
Class AM, 6.0868% 6/15/38 (k)		500,000	513,035
Series 2006-C6 Class XCP, 0.8617% 9/15/39 (k)(m)		8,109,240	71,426
Series 2007-C1 Class XCP, 0.6211% 2/15/40 (k)(m)		3,031,686	21,974
Series 2007-C6 Class A4, 5.858% 7/15/40 (k)		2,376,000	2,692,875
Series 2007-C7:
Class A3, 5.866% 9/15/45		2,029,000	2,287,529
Class XCP, 0.4289% 9/15/45 (k)(m)		122,130,871	898,639
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
Lehman Brothers Floating Rate Commercial Mortgage Trust floater:
Series 2006-LLFA:
Class D, 0.4688% 9/15/21 (e)(k)		$ 608,683	$ 554,975
Class E, 0.5288% 9/15/21 (e)(k)		2,196,145	1,936,479
Class F, 0.5788% 9/15/21 (e)(k)		1,143,094	973,645
Class G, 0.5988% 9/15/21 (e)(k)		2,258,211	1,855,714
Class H, 0.6388% 9/15/21 (e)(k)		582,579	455,438
Series 2007-LLFA Class E, 1.1388% 6/15/22 (e)(k)		760,000	619,392
Lehman Large Loan Trust Series 1997-LLI Class E, 7.3% 10/12/34		3,377,000	3,380,421
Lstar Commercial Mortgage Trust:
Series 2011-1 Class D, 5.6456% 6/25/43 (e)(k)		310,000	280,067
Series 2011-1 Class B, 5.6456% 6/25/43 (e)(k)		540,000	540,102
Merrill Lynch Commercial Trust floater Series 2008-LAQA Class A2, 0.7774% 7/9/21 (e)(k)		17,970,000	16,441,813
Merrill Lynch Financial Asset, Inc. Series 2006-CA20 Class E, 5.4087% 10/12/39 (e)(k)	CAD	320,000	279,927
Merrill Lynch Mortgage Investors Trust:
Series 1997-C2 Class F, 6.25% 12/10/29 (k)		489,915	496,622
Series 1998-C3 Class E, 7.0078% 12/15/30 (k)		173,000	180,245
Merrill Lynch Mortgage Trust:
Series 05-LC1 Class AJ, 5.5051% 1/12/44 (k)		220,000	212,093
Series 2004-MKB1 Class F, 5.8388% 2/12/42 (e)(k)		180,000	173,086
Series 2005-CKI1 Class A3, 5.3909% 11/12/37 (k)		1,076,348	1,079,554
Series 2005-LC1 Class F, 5.5591% 1/12/44 (e)(k)		1,655,000	923,318
Series 2006-C1:
Class A2, 5.803% 5/12/39 (k)		1,754,767	1,794,479
Class AJ, 5.848% 5/12/39 (k)		530,000	443,299
Class AM, 5.848% 5/12/39 (k)		100,000	106,475
Series 2007-C1 Class A4, 6.0324% 6/12/50 (k)		7,199,517	7,956,165
Series 2008-C1 Class A4, 5.69% 2/12/51		4,059,000	4,600,300
Merrill Lynch-CFC Commercial Mortgage Trust:
floater Series 2006-4 Class A2FL, 0.3603% 12/12/49 (k)		193,205	192,681
sequential payer:
Series 2006-1 Class A3, 5.6555% 2/12/39 (k)		2,024,000	2,037,053
Series 2006-4:
Class A2, 5.112% 12/12/49 (k)		234,154	233,689
Class ASB, 5.133% 12/12/49 (k)		1,476,438	1,545,384
Series 2007-5:
Class A3, 5.364% 8/12/48		11,417,000	11,705,679
Class A4, 5.378% 8/12/48		76,000	81,122
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
Merrill Lynch-CFC Commercial Mortgage Trust: - continued
sequential payer:
Series 2007-5:
Class B, 5.479% 8/12/48		$ 5,706,000	$ 1,299,667
Series 2007-6 Class A4, 5.485% 3/12/51 (k)		14,650,000	15,746,611
Series 2007-7 Class A4, 5.81% 6/12/50 (k)		6,656,000	7,156,119
Series 2006-3 Class ASB, 5.382% 7/12/46 (k)		6,979,005	7,253,265
Series 2006-4 Class XP, 0.8105% 12/12/49 (k)(m)		27,872,665	417,142
Series 2007-6 Class B, 5.635% 3/12/51 (k)		1,902,000	536,003
Series 2007-7 Class B, 5.936% 6/12/50 (k)		166,000	10,384
Series 2007-8 Class A3, 6.1649% 8/12/49 (k)		1,640,000	1,801,812
Mezz Capital Commercial Mortgage Trust sequential payer:
Series 2004-C1 Class A, 4.836% 1/15/37 (e)		713,485	613,597
Series 2004-C2 Class A, 5.318% 10/15/40 (e)		579,404	446,141
Morgan Stanley Capital I Trust:
floater:
Series 2006-XLF:
Class C, 1.439% 7/15/19 (e)(k)		357,716	207,475
Class H, 0.619% 7/15/19 (e)(k)		108,390	105,138
Class J, 0.669% 7/15/19 (e)(k)		354,000	304,440
Series 2007-XLFA:
Class C, 0.399% 10/15/20 (e)(k)		1,092,000	982,800
Class D, 0.429% 10/15/20 (e)(k)		667,354	580,598
Class E, 0.489% 10/15/20 (e)(k)		834,661	692,769
Class F, 0.539% 10/15/20 (e)(k)		500,899	380,683
Class G, 0.579% 10/15/20 (e)(k)		619,188	445,815
Class H, 0.669% 10/15/20 (e)(k)		389,758	261,138
Class J, 0.819% 10/15/20 (e)(k)		228,006	96,078
sequential payer:
Series 2012-C4 Class E, 5.71% 3/15/45 (e)		260,000	211,021
Series 2004-RR2 Class A2, 5.45% 10/28/33 (e)		267,285	267,953
Series 2005-IQ9 Class A3, 4.54% 7/15/56		1,884,134	1,905,489
Series 2006-HQ10 Class AM, 5.36% 11/12/41		620,000	643,587
Series 2007-HQ11 Class A31, 5.439% 2/12/44 (k)		964,000	1,013,518
Series 2007-IQ13 Class A4, 5.364% 3/15/44		10,000,000	11,125,320
Series 1997-RR Class F, 7.3539% 4/30/39 (e)(k)		135,830	119,530
Series 1998-CF1 Class G, 7.35% 7/15/32 (e)		205,753	95,881
Series 1999-WF1:
Class N, 5.91% 11/15/31 (e)		210,000	169,070
Class O, 5.91% 11/15/31 (e)		197,950	46,096
Series 2004-IQ7 Class E, 5.5397% 6/15/38 (e)(k)		120,000	82,296
Series 2004-RR2 Class C, 5.88% 10/28/33 (e)(k)		280,000	218,400
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
Morgan Stanley Capital I Trust: - continued
Series 2005-HQ5 Class B, 5.272% 1/14/42		$ 1,500,000	$ 1,501,844
Series 2005-HQ6 Class AJ, 5.073% 8/13/42 (k)		1,000,000	977,804
Series 2006-HQ10 Class X2, 0.691% 11/12/41 (e)(k)(m)		8,841,344	22,369
Series 2006-HQ8 Class A3, 5.653% 3/12/44 (k)		628,661	628,021
Series 2006-IQ11:
Class A3, 5.8615% 10/15/42 (k)		1,173,922	1,207,198
Class A4, 5.8975% 10/15/42 (k)		570,000	641,458
Series 2006-IQ12 Class AMFX, 5.37% 12/15/43		719,000	717,727
Series 2006-T23 Class A3, 5.9838% 8/12/41 (k)		972,000	994,358
Series 2007-HQ12 Class A2, 5.7818% 4/12/49 (k)		11,449,316	11,684,073
Series 2007-IQ14:
Class A4, 5.692% 4/15/49 (k)		2,852,000	3,098,555
Class B, 5.9075% 4/15/49 (k)		469,000	129,459
Series 2011-C1:
Class C, 5.4218% 9/15/47 (e)(k)		470,000	470,233
Class D, 5.4218% 9/15/47 (e)(k)		1,170,000	1,027,211
Class E, 5.4218% 9/15/47 (e)(k)		573,100	468,052
Series 2011-C2:
Class D, 5.4954% 6/15/44 (e)(k)		580,000	505,441
Class E, 5.4954% 6/15/44 (e)(k)		600,000	482,532
Class F, 5.4954% 6/15/44 (e)(k)		550,000	421,020
Class XB, 0.5397% 6/15/44 (e)(k)(m)		9,001,008	276,331
Series 2011-C3:
Class D, 5.357% 7/15/49 (e)		1,130,000	950,909
Class E, 5.3574% 7/15/49 (e)(k)		400,000	308,706
Morgan Stanley Dean Witter Capital I Trust:
Series 2000-PRIN Class C, 7.9143% 2/23/34 (k)		466,000	516,560
Series 2001-TOP3 Class E, 7.4684% 7/15/33 (e)(k)		150,000	130,292
Series 2003-TOP9 Class E, 5.8859% 11/13/36 (e)(k)		78,000	76,469
NationsLink Funding Corp.:
Series 1998-2:
Class F, 7.105% 8/20/30 (e)		353,161	363,550
Class G, 5% 8/20/30 (e)		361,875	370,738
Class J, 5% 8/20/30 (e)		195,000	187,461
Series 1999-SL Class X, 11/10/30 (k)(m)		75,980	72,181
Nomura Asset Securities Corp. Series 1998-D6 Class B1, 6% 3/15/30 (e)		1,050,000	1,068,210
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28 (e)		770,286	792,393
RBSCF Trust Series 2010-MB1 Class D, 4.8307% 4/15/24 (e)(k)		480,000	477,225
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
Real Estate Asset Liquidity Trust:
Series 2006-2:
Class F, 4.456% 9/12/38 (e)	CAD	$ 107,000	$ 85,329
Class G, 4.456% 9/12/38 (e)	CAD	54,000	41,185
Class H, 4.456% 9/12/38 (e)	CAD	36,000	25,699
Class J, 4.456% 9/12/38 (e)	CAD	36,000	23,994
Class K, 4.456% 9/12/38 (e)	CAD	18,000	10,569
Class L, 4.456% 9/12/38 (e)	CAD	26,000	14,180
Class M, 4.456% 9/12/38 (e)	CAD	128,859	34,933
Series 2007-1:
Class F, 4.57% 4/12/23	CAD	126,000	90,499
Class G, 4.57% 4/12/23	CAD	42,000	28,883
Class H, 4.57% 4/12/23	CAD	42,000	27,664
Class J, 4.57% 4/12/23	CAD	42,000	26,507
Class K, 4.57% 4/12/23	CAD	21,000	12,705
Class L, 4.57% 4/12/23	CAD	63,000	36,549
Class M, 4.57% 4/12/23	CAD	185,000	48,026
Salomon Brothers Mortgage Securities VII, Inc. Series 2001-MMA:
Class E3, 6.5% 2/18/34 (e)(k)		200,000	206,193
Class E5, 6.5% 2/18/34 (e)(k)		900,000	902,965
Structured Asset Securities Corp. Series 1997-LLI:
Class D, 7.15% 10/12/34		69,188	69,267
Class F, 7.3% 10/12/34 (e)		473,000	473,114
TIAA Seasoned Commercial Mortgage Trust:
sequential payer Series 2007-C4 Class AJ, 5.6557% 8/15/39 (k)		170,000	175,206
Series 2007-C4 Class F, 5.6557% 8/15/39 (k)		820,000	548,686
TimberStar Trust I Series 2006-1 Class F, 7.5296% 10/15/36 (e)		270,000	250,886
UBS Commercial Mortgage Trust Series 2007-FL1:
Class F, 0.8138% 7/15/24 (e)(k)		110,000	74,290
Class G, 0.8138% 7/15/24 (e)(k)		200,000	124,073
UBS-Citigroup Commercial Mortgage Trust Series 2011-C1 Class B, 6.0708% 1/10/45 (e)(k)		284,000	318,756
Vornado DP LLC Series 2010-VNO Class D, 6.3555% 9/13/28 (e)		180,000	186,096
Wachovia Bank Commercial Mortgage Trust:
floater:
Series 2006-WL7A:
Class E, 0.5198% 9/15/21 (e)(k)		1,770,598	1,404,527
Class F, 0.5798% 9/15/21 (e)(k)		1,877,987	1,433,374
Class G, 0.5998% 9/15/21 (e)(k)		1,779,101	1,300,078
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
Wachovia Bank Commercial Mortgage Trust: - continued
floater:
Series 2006-WL7A:
Class J, 0.8398% 9/15/21 (e)(k)		$ 395,545	$ 182,247
Series 2007-WHL8:
Class F, 0.7188% 6/15/20 (e)(k)		4,565,501	3,332,816
Class LXR1, 0.9388% 6/15/20 (e)(k)		233,916	187,132
sequential payer:
Series 2003-C7 Class A1, 4.241% 10/15/35 (e)		1,513,945	1,524,755
Series 2003-C8 Class A3, 4.445% 11/15/35		6,716,702	6,763,766
Series 2006-C29 Class A3, 5.313% 11/15/48		5,051,000	5,180,110
Series 2007-C30:
Class A3, 5.246% 12/15/43		608,541	608,737
Class A4, 5.305% 12/15/43		8,604,000	9,143,144
Class A5, 5.342% 12/15/43		13,536,000	14,350,908
Series 2007-C31 Class A4, 5.509% 4/15/47		13,599,000	14,632,946
Series 2007-C32:
Class A2, 5.9223% 6/15/49 (k)		13,014,608	13,113,779
Class A3, 5.9273% 6/15/49 (k)		3,229,000	3,427,322
Series 2003-C6 Class G, 5.125% 8/15/35 (e)(k)		903,000	897,616
Series 2004-C10 Class E, 4.931% 2/15/41		340,000	334,712
Series 2004-C11:
Class D, 5.5666% 1/15/41 (k)		360,000	333,085
Class E, 5.6166% 1/15/41 (k)		327,000	281,769
Series 2004-C12 Class D, 5.4949% 7/15/41 (k)		280,000	280,465
Series 2004-C14:
Class B, 5.17% 8/15/41		258,500	269,255
Class C, 5.21% 8/15/41		170,000	174,496
Series 2004-C15 Class 175C, 6.0432% 10/15/41 (e)(k)		500,000	488,297
Series 2005-C19 Class B, 4.892% 5/15/44		1,902,000	1,726,057
Series 2005-C22:
Class B, 5.5332% 12/15/44 (k)		4,218,000	2,877,941
Class F, 5.5332% 12/15/44 (e)(k)		3,171,000	795,287
Series 2006-C23 Class A5, 5.416% 1/15/45 (k)		7,870,000	8,772,154
Series 2007-C30:
Class B, 5.463% 12/15/43 (k)		10,505,000	4,552,415
Class C, 5.483% 12/15/43 (k)		5,706,000	1,746,675
Class D, 5.513% 12/15/43 (k)		3,044,000	699,478
Class XP, 0.6679% 12/15/43 (e)(k)(m)		16,461,529	142,870
Series 2007-C31 Class C, 5.8735% 4/15/47 (k)		522,000	110,612
Series 2007-C32:
Class D, 5.9273% 6/15/49 (k)		1,431,000	374,493
Class E, 5.9273% 6/15/49 (k)		2,252,000	528,434
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
Wachovia Bank Commercial Mortgage Trust pass-thru certificates sequential payer Series 2007-C33 Class A5, 6.0975% 2/15/51 (k)		$ 19,259,000	$ 21,365,761
Wells Fargo Commercial Mortgage Trust Series 2010-C1 Class XB, 0.5792% 11/15/43 (e)(m)		20,614,217	755,490
WF-RBS Commercial Mortgage Trust:
Series 2011-C3 Class C, 5.335% 3/15/44 (e)		360,000	347,104
Series 2011-C4 Class E, 5.4179% 6/15/44 (e)		320,000	262,642
Series 2011-C5:
Class C, 5.8246% 11/15/44 (e)(k)		260,000	268,244
Class D, 5.8246% 11/15/44 (e)(k)		200,000	184,977
Class XA, 2.2569% 11/15/44 (e)(k)(m)		5,221,091	654,083
Series 2012-C6 Class D, 5.564% 4/15/45 (e)(k)		540,000	440,437
WFDB Commercial Mortgage Trust Series 2011-BXR Class D, 5.914% 7/5/24 (e)		1,500,000	1,541,174
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $630,698,545)			732,475,650
Municipal Securities - 0.4%

Beaver County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (FirstEnergy Nuclear Generation Corp. Proj.) Series 2005 A, 3.375%, tender 7/1/15 (k)		3,300,000	3,407,580
California Gen. Oblig.:
7.5% 4/1/34		14,555,000	18,320,087
7.55% 4/1/39		3,175,000	4,100,259
7.6% 11/1/40		8,850,000	11,558,189
7.625% 3/1/40		4,600,000	5,971,904
Illinois Gen. Oblig.:
Series 2010, 4.421% 1/1/15		6,825,000	7,196,690
Series 2011, 5.877% 3/1/19		2,640,000	2,948,827
TOTAL MUNICIPAL SECURITIES (Cost $50,617,695)			53,503,536
Foreign Government and Government Agency Obligations - 1.9%

Argentine Republic:
discount (with partial capitalization through 12/31/13) 8.28% 12/31/33		4,524,287	2,680,640
0.785% 8/3/12 (k)		2,525,625	2,458,600
2.5% 12/31/38 (d)		3,990,000	1,127,175
7% 9/12/13		6,375,000	5,639,573
7% 10/3/15		7,755,000	5,683,984
Foreign Government and Government Agency Obligations - continued
		Principal Amount (c)	Value
Bahamian Republic 6.95% 11/20/29 (e)		$ 855,000	$ 983,250
Banco Nacional de Desenvolvimento Economico e Social 6.369% 6/16/18 (e)		325,000	374,985
Belarus Republic:
8.75% 8/3/15 (Reg. S)		4,595,000	4,330,788
8.95% 1/26/18		1,085,000	971,075
Bermuda Government 5.603% 7/20/20 (e)		470,000	539,325
Brazilian Federative Republic:
7.125% 1/20/37		540,000	743,850
8.25% 1/20/34		290,000	440,075
8.75% 2/4/25		245,000	368,725
10.125% 5/15/27		1,215,000	2,032,088
12.25% 3/6/30		735,000	1,414,875
Colombian Republic:
4.375% 7/12/21		1,545,000	1,684,050
6.125% 1/18/41		1,585,000	1,961,438
7.375% 9/18/37		2,130,000	2,997,975
10.375% 1/28/33		2,150,000	3,692,625
11.75% 2/25/20		1,050,000	1,659,000
Congo Republic 3% 6/30/29 (d)		2,603,000	1,874,160
Croatia Republic:
6.25% 4/27/17 (e)		2,985,000	2,884,406
6.375% 3/24/21 (e)		2,250,000	2,070,000
6.625% 7/14/20 (e)		1,970,000	1,854,361
6.75% 11/5/19 (e)		2,550,000	2,422,500
Democratic Socialist Republic of Sri Lanka:
6.25% 10/4/20 (e)		2,360,000	2,336,400
6.25% 7/27/21 (e)		1,610,000	1,577,800
7.4% 1/22/15 (e)		1,635,000	1,700,400
Dominican Republic:
1.2754% 8/30/24 (k)		1,350,000	1,215,000
7.5% 5/6/21 (e)		2,580,000	2,709,000
9.04% 1/23/18 (e)		1,185,880	1,304,468
El Salvador Republic:
7.375% 12/1/19 (e)		940,000	1,019,900
7.625% 2/1/41 (e)		525,000	534,188
7.65% 6/15/35 (Reg. S)		1,165,000	1,197,038
7.75% 1/24/23 (Reg. S)		544,000	590,240
8.25% 4/10/32 (Reg. S)		575,000	632,500
Gabonese Republic 8.2% 12/12/17 (e)		935,000	1,091,613
Georgia Republic 6.875% 4/12/21 (e)		2,020,000	2,131,100
Ghana Republic 8.5% 10/4/17 (e)		1,625,000	1,787,500
Foreign Government and Government Agency Obligations - continued
		Principal Amount (c)	Value
Guatemalan Republic 5.75% 6/6/22 (e)		$ 685,000	$ 679,863
Hungarian Republic:
4.75% 2/3/15		6,525,000	6,112,294
7.625% 3/29/41		2,600,000	2,307,500
Indonesian Republic:
4.875% 5/5/21 (e)		1,460,000	1,534,898
5.25% 1/17/42 (e)		1,375,000	1,357,813
5.875% 3/13/20 (e)		1,660,000	1,855,050
6.625% 2/17/37 (e)		1,100,000	1,273,250
6.875% 1/17/18 (e)		1,105,000	1,279,038
7.75% 1/17/38 (e)		1,925,000	2,512,125
8.5% 10/12/35 (Reg. S)		1,685,000	2,342,150
11.625% 3/4/19 (e)		1,720,000	2,468,200
Islamic Republic of Pakistan 7.125% 3/31/16 (e)		3,710,000	3,116,400
Jordanian Kingdom 3.875% 11/12/15		820,000	803,600
Latvian Republic 5.25% 2/22/17 (e)		1,335,000	1,331,663
Lebanese Republic:
4% 12/31/17		3,741,000	3,628,770
5.15% 11/12/18		550,000	539,000
Lithuanian Republic:
6.125% 3/9/21 (e)		1,985,000	2,084,250
6.625% 2/1/22 (e)		1,490,000	1,614,862
7.375% 2/11/20 (e)		2,655,000	3,026,700
Peruvian Republic:
3% 3/7/27 (d)		1,360,000	1,292,000
5.625% 11/18/50		1,620,000	1,863,000
7.35% 7/21/25		1,550,000	2,123,500
8.75% 11/21/33		2,865,000	4,512,375
Philippine Republic:
7.5% 9/25/24		290,000	377,377
7.75% 1/14/31		820,000	1,127,500
9.5% 2/2/30		1,780,000	2,801,364
9.875% 1/15/19		640,000	892,800
10.625% 3/16/25		1,320,000	2,128,500
Polish Government:
3.875% 7/16/15		840,000	871,500
5% 3/23/22		655,000	686,113
5.125% 4/21/21		825,000	874,500
6.375% 7/15/19		2,200,000	2,530,000
Provincia de Cordoba 12.375% 8/17/17 (e)		1,910,000	1,222,400
Republic of Iceland 5.875% 5/11/22 (e)		985,000	962,847
Republic of Iraq 5.8% 1/15/28 (Reg. S)		5,000,000	3,887,500
Foreign Government and Government Agency Obligations - continued
		Principal Amount (c)	Value
Republic of Namibia 5.5% 11/3/21 (e)		$ 1,340,000	$ 1,366,800
Republic of Nigeria 6.75% 1/28/21 (e)		1,355,000	1,436,300
Republic of Serbia 6.75% 11/1/24 (e)		7,904,168	7,350,877
Romanian Republic 6.75% 2/7/22 (e)		2,792,000	2,785,020
Russian Federation:
3.25% 4/4/17 (e)		600,000	600,000
4.5% 4/4/22 (e)		5,800,000	5,887,000
5.625% 4/4/42 (e)		10,000,000	10,175,000
7.5% 3/31/30 (Reg. S)		6,534,185	7,686,162
11% 7/24/18 (Reg. S)		385,000	530,338
12.75% 6/24/28 (Reg. S)		2,485,000	4,361,175
Senegal Republic of 8.75% 5/13/21 (e)		700,000	760,410
Slovakia Republic 4.375% 5/21/22 (e)		990,000	942,975
State of Qatar 5.75% 1/20/42 (e)		945,000	1,048,950
State Oil Company of Azerbaijan Republic 5.45% 2/9/17		355,000	353,545
Turkish Republic:
5.125% 3/25/22		735,000	725,813
5.625% 3/30/21		815,000	847,600
6% 1/14/41		350,000	343,875
6.25% 9/26/22		680,000	726,784
6.75% 4/3/18		1,395,000	1,550,961
6.75% 5/30/40		805,000	869,400
6.875% 3/17/36		2,520,000	2,763,180
7% 9/26/16		1,360,000	1,507,968
7.25% 3/15/15		1,080,000	1,178,604
7.25% 3/5/38		1,250,000	1,431,250
7.375% 2/5/25		2,430,000	2,840,184
7.5% 7/14/17		1,285,000	1,469,783
7.5% 11/7/19		745,000	868,894
8% 2/14/34		490,000	607,600
11.875% 1/15/30		960,000	1,611,648
Ukraine Financing of Infrastructure Projects State Enterprise 8.375% 11/3/17 (e)		1,690,000	1,413,347
Ukraine Government:
6.25% 6/17/16 (e)		1,680,000	1,453,200
6.385% 6/26/12 (e)		2,215,000	2,212,342
6.75% 11/14/17 (e)		1,070,000	918,916
7.65% 6/11/13 (e)		3,115,000	3,029,338
7.75% 9/23/20 (e)		1,430,000	1,235,234
7.95% 2/23/21 (e)		1,425,000	1,238,040
United Arab Emirates 7.75% 10/5/20 (Reg. S)		545,000	592,006
Foreign Government and Government Agency Obligations - continued
		Principal Amount (c)	Value
United Mexican States:
4.75% 3/8/44		$ 14,142,000	$ 14,283,420
5.125% 1/15/20		920,000	1,048,800
5.75% 10/12/10		756,000	803,250
5.95% 3/19/19		300,000	358,500
6.05% 1/11/40		1,236,000	1,501,740
6.75% 9/27/34		720,000	936,000
7.5% 4/8/33		425,000	592,875
8.3% 8/15/31		420,000	625,800
Uruguay Republic:
7.875% 1/15/33 pay-in-kind		2,345,000	3,241,963
8% 11/18/22		2,105,903	2,864,028
Venezuelan Republic:
6% 12/9/20		620,000	399,900
7% 3/31/38		625,000	389,063
7.75% 10/13/19 (Reg. S)		700,000	521,500
8.5% 10/8/14		735,000	716,625
9% 5/7/23 (Reg. S)		2,215,000	1,650,175
9.25% 9/15/27		1,210,000	919,600
9.25% 5/7/28 (Reg. S)		790,000	580,650
9.375% 1/13/34		885,000	646,050
10.75% 9/19/13		1,300,000	1,319,500
11.75% 10/21/26 (Reg. S)		1,410,000	1,198,500
11.95% 8/5/31 (Reg. S)		1,890,000	1,615,950
12.75% 8/23/22		4,070,000	3,815,625
13.625% 8/15/18		848,000	856,480
Vietnamese Socialist Republic:
1.5567% 3/12/16 (k)		1,026,087	913,217
4% 3/12/28 (d)		4,595,000	3,721,950
6.875% 1/15/16 (e)		1,955,000	2,042,975
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $250,923,590)			265,022,027
Common Stocks - 0.0%
	Shares	Value
TELECOMMUNICATION SERVICES - 0.0%
Wireless Telecommunication Services - 0.0%
CUI Acquisition Corp. Class E (e) (Cost $1,258,919)	1	$ 863,100
Preferred Stocks - 0.1%

Convertible Preferred Stocks - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Automobiles - 0.0%
General Motors Co. 4.75%	80,100	2,941,272
FINANCIALS - 0.0%
Real Estate Investment Trusts - 0.0%
Alexandria Real Estate Equities, Inc. Series D 7.00%	9,000	230,625
TOTAL CONVERTIBLE PREFERRED STOCKS		3,171,897
Nonconvertible Preferred Stocks - 0.1%
FINANCIALS - 0.1%
Real Estate Investment Trusts - 0.1%
Alexandria Real Estate Equities, Inc. Series E, 6.45%	15,000	384,600
Annaly Capital Management, Inc. Series C, 7.625%	27,600	683,100
Apartment Investment & Management Co. Series U, 7.75%	5,000	127,000
CBL & Associates Properties, Inc. 7.375%	7,720	192,846
Cedar Shopping Centers, Inc. 8.875%	5,000	125,550
Corporate Office Properties Trust Series H, 7.50%	5,000	126,550
Digital Realty Trust, Inc. Series E, 7.00%	10,000	258,400
Equity Lifestyle Properties, Inc. 8.034%	22,162	573,109
Essex Property Trust, Inc. Series H, 7.125%	9,354	246,384
First Potomac Realty Trust 7.75%	15,000	375,000
Hersha Hospitality Trust Series B, 8.00%	13,844	350,807
Hospitality Properties Trust Series D, 7.125%	10,000	263,500
LaSalle Hotel Properties Series H, 7.50%	10,000	256,500
PS Business Parks, Inc.:
6.875%	10,000	268,900
Series S, 6.45%	21,000	556,080
Public Storage:
Series P, 6.50%	12,000	336,720
Series R, 6.35%	10,500	288,015
Series S, 5.90%	20,000	524,200
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Realty Income Corp. Series F, 6.625%	12,000	$ 312,840
Regency Centers Corp. Series 6, 6.625%	5,510	142,654
Stag Industrial, Inc. Series A, 9.00%	20,000	515,000
		6,907,755
TOTAL PREFERRED STOCKS (Cost $10,697,717)		10,079,652
Floating Rate Loans - 0.4%
	Principal Amount (c)
CONSUMER DISCRETIONARY - 0.2%
Auto Components - 0.1%
Federal-Mogul Corp.:
Tranche B, term loan 2.1775% 12/27/14 (k)	$ 3,342,933	3,142,357
Tranche C, term loan 2.1775% 12/27/15 (k)	2,099,785	1,973,798
		5,116,155
Automobiles - 0.0%
Chrysler Group LLC Tranche B, term loan 6% 5/24/17 (k)	2,783,963	2,773,523
Diversified Consumer Services - 0.0%
Visant Corp. Tranche B, term loan 5.25% 12/22/16 (k)	2,015,623	1,970,271
Hotels, Restaurants & Leisure - 0.0%
Extended Stay America, Inc. term loan 9.75% 11/1/15	1,000,000	1,010,000
Landry's Restaurants, Inc. Tranche B, term loan 6.5% 4/24/18 (k)	1,915,000	1,912,606
		2,922,606
Leisure Equipment & Products - 0.0%
SRAM LLC. Tranche B 1LN, term loan 4.7685% 6/7/18 (k)	767,801	760,123
Media - 0.1%
Harron Communications LP Tranche B, term loan 5.5% 10/6/17 (k)	1,868,088	1,868,088
Newsday LLC term loan 10.5% 8/1/13	3,505,000	3,566,338
Floating Rate Loans - continued
	Principal Amount (c)	Value
CONSUMER DISCRETIONARY - continued
Media - continued
Univision Communications, Inc. term loan 4.4888% 3/31/17 (k)	$ 4,421,098	$ 4,050,831
UPC Broadband Holding BV Tranche AB, term loan 4.75% 12/31/17 (k)	1,250,000	1,225,000
		10,710,257
Multiline Retail - 0.0%
Neiman Marcus Group, Inc. Tranche B, term loan 4.75% 5/16/18 (k)	1,680,000	1,650,600
Specialty Retail - 0.0%
PETCO Animal Supplies, Inc. term loan 4.5% 11/24/17 (k)	338,100	334,719
TOTAL CONSUMER DISCRETIONARY		26,238,254
CONSUMER STAPLES - 0.0%
Food & Staples Retailing - 0.0%
SUPERVALU, Inc. Tranche B 3LN, term loan 4.5% 4/29/18 (k)	1,400,850	1,376,923
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Arch Coal, Inc. Tranche B, term loan 5.75% 5/16/18 (k)	635,000	615,950
Crestwood Holdings Partners LLC Tranche B, term loan 9.75% 3/26/18 (k)	1,260,000	1,266,300
Energy Transfer Equity LP Tranche B, term loan 3.75% 3/23/17 (k)	1,855,000	1,799,350
		3,681,600
FINANCIALS - 0.1%
Diversified Financial Services - 0.0%
Flying Fortress, Inc. Tranche 3, term loan 5% 6/30/17 (k)	1,615,000	1,600,950
Insurance - 0.1%
Asurion Corp.:
Tranche 1st LN, term loan 5.5% 5/24/18 (k)	1,537,386	1,514,326
Tranche 2nd LN, term loan 9% 5/24/19 (k)	3,255,000	3,263,138
Lonestar Inter Super Hld LLC term loan 11% 9/2/19 (k)	1,925,000	1,953,875
		6,731,339
Real Estate Management & Development - 0.0%
Capital Automotive LP term loan 5.25% 3/11/17 (k)	623,099	610,637
Floating Rate Loans - continued
	Principal Amount (c)	Value
FINANCIALS - continued
Real Estate Management & Development - continued
CityCenter term loan 8.75% 7/1/13 (k)	$ 1,000,000	$ 990,500
EOP Operating LP term loan 1.9888% 2/5/13 (k)	1,000,000	945,000
		2,546,137
TOTAL FINANCIALS		10,878,426
HEALTH CARE - 0.0%
Health Care Providers & Services - 0.0%
Quintiles Transnational Corp. Tranche B, term loan 5% 6/8/18 (k)	2,227,143	2,188,168
INDUSTRIALS - 0.1%
Airlines - 0.1%
Delta Air Lines, Inc. Tranche B, term loan 5.5% 4/20/17 (k)	2,774,038	2,767,102
US Airways Group, Inc. term loan 2.7398% 3/23/14 (k)	2,770,765	2,625,300
		5,392,402
Construction & Engineering - 0.0%
Drumm Investors LLC Tranche B, term loan 5% 5/4/18 (k)	540,815	502,958
Machinery - 0.0%
Colfax Corp. Tranche B, term loan 4.5% 9/12/18 (k)	2,523,675	2,517,366
Husky Intermediate, Inc. Tranche B, term loan 6.5% 6/30/18 (k)	2,277,788	2,260,704
		4,778,070
TOTAL INDUSTRIALS		10,673,430
MATERIALS - 0.0%
Chemicals - 0.0%
Ascend Performance Materials Operation LLC Tranche B, term loan 6.75% 4/10/18 (k)	2,220,000	2,153,400
Containers & Packaging - 0.0%
Anchor Glass Container Corp. Tranche 2LN, term loan 10% 9/2/16 (k)	2,065,000	2,067,581
Metals & Mining - 0.0%
JMC Steel Group, Inc. term loan 4.75% 4/1/17 (k)	2,103,633	2,098,374
TOTAL MATERIALS		6,319,355
Floating Rate Loans - continued
	Principal Amount (c)	Value
TELECOMMUNICATION SERVICES - 0.0%
Wireless Telecommunication Services - 0.0%
Intelsat Jackson Holdings SA term loan 3.2388% 2/1/14 (k)	$ 2,425,000	$ 2,370,438
UTILITIES - 0.0%
Independent Power Producers & Energy Traders - 0.0%
The AES Corp. Tranche B, term loan 4.25% 5/27/18 (k)	371,250	366,164
TOTAL FLOATING RATE LOANS (Cost $62,622,290)		64,092,758
Sovereign Loan Participations - 0.0%

Indonesian Republic loan participation:
Citibank 1.25% 12/14/19 (k)	1,607,627	1,503,131
Goldman Sachs 1.25% 12/14/19 (k)	1,377,778	1,288,222
0% 12/14/19 (k)	106,286	99,377
TOTAL SOVEREIGN LOAN PARTICIPATIONS (Cost $2,663,414)		2,890,730
Bank Notes - 0.0%

Wachovia Bank NA 6% 11/15/17 (Cost $2,431,181)	2,243,000	2,589,360
Fixed-Income Funds - 24.6%
	Shares
Fidelity Floating Rate Central Fund (l)	4,333,097	436,776,155
Fidelity Mortgage Backed Securities Central Fund (l)	28,150,958	3,074,084,635
TOTAL FIXED-INCOME FUNDS (Cost $3,269,466,764)		3,510,860,790
Preferred Securities - 0.0%
	Principal Amount (c)
CONSUMER DISCRETIONARY - 0.0%
Media - 0.0%
Globo Comunicacoes e Participacoes SA 6.25% (d)(e)(f)	1,280,000	1,369,011
Preferred Securities - continued
	Principal Amount (c)	Value
MATERIALS - 0.0%
Metals & Mining - 0.0%
CSN Islands XII Corp. 7% (Reg. S) (f)	1,980,000	$ 1,926,788
TOTAL PREFERRED SECURITIES (Cost $3,233,628)		3,295,799
Money Market Funds - 7.1%
	Shares
Fidelity Cash Central Fund, 0.17% (a) (Cost $1,019,042,421)	1,019,042,421	1,019,042,421
Cash Equivalents - 0.0%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 0.19%, dated 5/31/12 due 6/1/12 (Collateralized by U.S. Government Obligations) # (Cost $2,331,000)	$ 2,331,012	2,331,000
TOTAL INVESTMENT PORTFOLIO - 105.0% (Cost $14,056,295,882)		14,998,857,510
NET OTHER ASSETS (LIABILITIES) - (5.0)%		(719,256,765)
NET ASSETS - 100%		$ 14,279,600,745
TBA Sale Commitments
	Principal Amount (c)
Fannie Mae
3.5% 6/1/42	$ (3,000,000)	(3,150,964)
3.5% 6/1/42	(10,000,000)	(10,503,214)
3.5% 6/1/42	(10,000,000)	(10,503,214)
3.5% 6/1/42	(3,000,000)	(3,150,964)
3.5% 6/1/42	(20,000,000)	(21,006,428)
3.5% 6/1/42	(8,000,000)	(8,402,571)
4% 6/1/42	(35,000,000)	(37,286,144)
4.5% 6/13/42	(8,000,000)	(8,583,588)
4.5% 6/13/42	(12,000,000)	(12,875,382)
TOTAL TBA SALE COMMITMENTS (Proceeds $114,778,908)		$ (115,462,469)
Swap Agreements
	Expiration Date	Notional Amount	Value
Credit Default Swaps

Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Credit Suisse First Boston upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Premium Received/(Paid) $480,000) (j)

	Sept. 2037	$ 1,771,914	$ (1,680,013)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Credit Suisse First Boston upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Premium Received/(Paid) $1,058,000) (j)	Sept. 2037	2,037,701	(1,932,015)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to JPMorgan Chase, Inc. upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Premium Received/(Paid) $651,000) (j)	Sept. 2037	1,240,340	(1,176,009)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to UBS upon each credit event of one of the issues of ABX AA 07-1 Index, par value of the proportional notional amount (Rating-C) (Upfront Premium Received/(Paid) $936,000) (j)	Sept. 2037	3,189,445	(3,024,024)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to UBS upon each credit event of one of the issues of ABX AA 07-1 Index, par value of the proportional notional amount (Rating-C) (Upfront Premium Received/(Paid) $347,750) (j)	Sept. 2037	1,151,744	(1,092,009)
Receive monthly notional amount multiplied by 1.545% and pay UBS upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC6 Class M3, 5.6413% 7/25/34 (Rating-Ca) (i)	August 2034	23,352	(17,305)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued

Receive monthly notional amount multiplied by 2.4% and pay Deutsche Bank upon credit event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-A Class B3, 7.2288% 1/25/34 (Rating-C) (i)

	Feb. 2034	$ 787	$ (756)
Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-HE7, Class B3, 9.01% 8/25/34 (Rating-C) (i)	Sept. 2034	22,651	(19,653)
TOTAL CREDIT DEFAULT SWAPS		$ 9,437,934	$ (8,941,784)
Interest Rate Swaps
Receive semi-annually a fixed rate equal to 1.2857% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	June 2012	200,000,000	1,036,520
$ 209,437,934	$ (7,905,264)
Currency Abbreviations
CAD	-	Canadian dollar
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b) Non-income producing - Security is in default.
(c) Principal Amount (c) is stated in United States dollars unless otherwise noted.
(d) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $967,585,711 or 6.8% of net assets.

(f) Security is perpetual in nature with no stated maturity date.
(g) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(h) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $9,109,478.

(i) Represents a credit default swap contract in which the Fund has sold protection on the underlying reference entity. The value of each credit default swap and the credit rating can be measures of the current payment/performance risk. For the underlying reference entity, ratings disclosed are from Moody's Investors Service, Inc. Where Moody's ratings are not available, S&P ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes. Where a credit rating is not disclosed, the value is used as the measure of the payment/performance risk.

(j) Represents a credit default swap based on a tradable index of home equity asset-backed debt securities. The value of each credit default swap and the credit rating can be measures of the current payment/performance risk. In addition, the swap represents a contract in which the Fund has sold protection on the index of underlying securities. Ratings represent a weighted average of the ratings of all securities included in the index. Ratings used in the weighted average are from Moody's Investors Service, Inc., or S&P where Moody's ratings are not available. All ratings are as of the report date and do not reflect subsequent changes.

(k) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(l) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

(m) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

(n) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $663,803 or 0.0% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
ACGS Series 2004-1 Class P, 7.4651% 8/1/19	2/17/11	$ 478,025
GMAC Commercial Mortgage Securities, Inc. Series 1999-C2I Class K, 6.481% 9/15/33	3/23/07 - 12/4/09	$ 173,625
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$2,331,000 due 6/01/12 at 0.19%
Barclays Capital, Inc.	$ 650,280
Merrill Lynch, Pierce, Fenner & Smith, Inc.	458,193
UBS Securities LLC	1,222,527
$ 2,331,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 639,270
Fidelity Floating Rate Central Fund	21,182,079
Fidelity Mortgage Backed Securities Central Fund	62,721,194
Total	$ 84,542,543
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Floating Rate Central Fund	$ 389,816,805	$ 170,801,442	$ 149,887,472	$ 436,776,155	28.4%
Fidelity Mortgage Backed Securities Central Fund	2,813,030,905	532,936,506	299,862,393	3,074,084,635	20.6%
Total	$ 3,202,847,710	$ 703,737,948	$ 449,749,865	$ 3,510,860,790
Other Information

The following is a summary of the inputs used, as of May 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 2,941,272	$ 2,941,272	$ -	$ -
Financials	7,138,380	6,224,655	913,725	-
Telecommunication Services	863,100	-	-	863,100
Corporate Bonds	3,252,309,578	-	3,251,936,221	373,357
U.S. Government and Government Agency Obligations	4,327,672,974	-	4,327,672,974	-
U.S. Government Agency - Mortgage Securities	1,408,015,454	-	1,408,015,454	-
Asset-Backed Securities	269,413,703	-	249,276,995	20,136,708
Collateralized Mortgage Obligations	74,398,978	-	71,099,340	3,299,638
Commercial Mortgage Securities	732,475,650	-	679,119,060	53,356,590
Municipal Securities	53,503,536	-	53,503,536	-
Foreign Government and Government Agency Obligations	265,022,027	-	263,730,027	1,292,000
Floating Rate Loans	64,092,758	-	61,147,258	2,945,500
Sovereign Loan Participations	2,890,730	-	2,890,730	-
Bank Notes	2,589,360	-	2,589,360	-
Fixed-Income Funds	3,510,860,790	3,510,860,790	-	-
Preferred Securities	3,295,799	-	3,295,799	-
Money Market Funds	1,019,042,421	1,019,042,421	-	-
Cash Equivalents	2,331,000	-	2,331,000	-
Total Investments in Securities:	$ 14,998,857,510	$ 4,539,069,138	$ 10,377,521,479	$ 82,266,893
Derivative Instruments:
Assets
Swap Agreements	$ 1,036,520	$ -	$ 1,036,520	$ -
Liabilities
Swap Agreements	$ (8,941,784)	$ -	$ (8,904,070)	$ (37,714)
Total Derivative Instruments:	$ (7,905,264)	$ -	$ (7,867,550)	$ (37,714)
Other Financial Instruments:
TBA Sale Commitments	$ (115,462,469)	$ -	$ (115,462,469)	$ -
The following is a reconciliation of Investments in Securities and Derivative Instruments for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 93,393,811
Total Realized Gain (Loss)	1,513,830
Total Unrealized Gain (Loss)	(6,895,603)
Cost of Purchases	4,383,301
Proceeds of Sales	(18,261,564)
Amortization/Accretion	1,464,834
Transfers in to Level 3	34,458,236
Transfers out of Level 3	(27,789,952)
Ending Balance	$ 82,266,893
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at May 31, 2012	$ (5,755,134)
Derivative Instruments:
Swap Agreements
Beginning Balance	$ (32,859)
Total Unrealized Gain (Loss)	(4,855)
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ (37,714)
Realized gain (loss) on Swap Agreements for the period	$ 1,226
The change in unrealized gain (loss) for the period attributable to Level 3 Swap Agreements held at May 31, 2012	$ (4,855)

The information used in the above reconciliations represents fiscal year to date activity for any Investments in Securities and Derivative Instruments identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At May 31, 2012, the cost of investment securities for income tax purposes was $14,160,536,682. Net unrealized appreciation aggregated $838,320,828, of which $898,925,100 related to appreciated investment securities and $60,604,272 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, bank notes, floating rate loans, foreign government and government agency obligations, municipal securities, preferred securities, U.S. government and government agency obligations, and sovereign loan participations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

For asset backed securities, collateralized mortgage obligations, commercial mortgage securities, and U.S. government agency mortgage securities, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy. Swaps are marked-to-market daily based on valuations from independent pricing services or dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Pricing services utilize matrix pricing which considers comparisons to interest rate curves, credit spread curves, default possibilities and recovery rates and, as a result, swaps are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Credit Default Swap Agreements

The Fund entered into credit default swaps, which are agreements with a counterparty that enable the Fund to buy or sell protection on a debt security or a basket of securities against a defined credit event. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional Principal Amount (c). In return for these payments, the seller acts as a guarantor of the creditworthiness of a reference obligation. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to provide a measure of protection against defaults of an issuer. The issuer may be either a single issuer or a basket of issuers. Periodic payments are made over the life of the contract provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay, obligation acceleration or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller.

As a seller, if an underlying credit event occurs, the Fund will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the reference obligation or underlying securities comprising an index or pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. As a buyer, if an underlying credit event occurs, the Fund will either receive from the seller an amount equal to the notional amount of the swap and deliver the reference obligation or underlying securities comprising an index or receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index.

Credit default swaps are marked-to-market daily and changes in value are recorded as unrealized appreciation or (depreciation). Any upfront premiums paid or received upon entering a swap to compensate for differences between stated terms of the agreement and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded as realized gain or (loss) ratably over the term of the swap. Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Realized gain or (loss) is also recorded in the event of an early termination of a swap.

The Fund is exposed to additional risks from investing in credit default swaps, such as liquidity risk and counterparty risk. Liquidity risk is the risk that the Fund will be unable to close out a credit default swap in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain over-the-counter (OTC) derivatives such as credit default swaps, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement on a bilateral basis with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the counterparty. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivatives contracts under an ISDA Master Agreement exceed certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on OTC derivatives in an amount not less than the counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

The notional amount of credit default swaps approximates the maximum potential amount of future payments that the Fund could be required to make if the Fund is the seller and a credit event were to occur. The total notional amount of all credit default swaps open at period end where the Fund is the seller amounted to $9,437,934 representing 0.07% of net assets.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor® Total Bond Fund
Class A
Class T
Class B
Class C
Institutional Class

May 31, 2012

1.815814.107

ATB-QTLY-0712

Investments May 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 22.8%
		Principal Amount (c)	Value
Convertible Bonds - 0.0%
MATERIALS - 0.0%
Metals & Mining - 0.0%
Vedanta Resources Jersey II Ltd. 4% 3/30/17		$ 1,400,000	$ 1,332,100
Nonconvertible Bonds - 22.8%
CONSUMER DISCRETIONARY - 2.4%
Auto Components - 0.1%
American Axle & Manufacturing, Inc. 7.75% 11/15/19		2,845,000	3,015,700
Dana Holding Corp. 6.5% 2/15/19		2,755,000	2,906,525
Delphi Corp. 5.875% 5/15/19		1,685,000	1,779,697
JB Poindexter & Co., Inc. 9% 4/1/22 (e)		1,900,000	1,900,000
Tenneco, Inc.:
6.875% 12/15/20		1,505,000	1,606,588
7.75% 8/15/18		1,400,000	1,505,000
			12,713,510
Automobiles - 0.1%
Automotores Gildemeister SA 8.25% 5/24/21 (e)		575,000	592,250
Chrysler Group LLC/CG Co-Issuer, Inc.:
8% 6/15/19		3,090,000	3,097,725
8.25% 6/15/21		5,205,000	5,218,013
			8,907,988
Distributors - 0.0%
AmeriGas Partners LP/AmeriGas Finance Corp.:
6.25% 8/20/19		1,255,000	1,229,900
6.5% 5/20/21		286,000	276,705
Ferrellgas LP/Ferrellgas Finance Corp. 6.5% 5/1/21		1,840,000	1,665,200
			3,171,805
Diversified Consumer Services - 0.0%
Visant Corp. 10% 10/1/17		1,320,000	1,244,100
Hotels, Restaurants & Leisure - 0.3%
Ameristar Casinos, Inc.:
7.5% 4/15/21		2,570,000	2,679,225
7.5% 4/15/21 (e)		1,700,000	1,772,250
Chukchansi Economic Development Authority 9.75% 5/30/20 (e)		308,000	240,500
CityCenter Holdings LLC/CityCenter Finance Corp.:
7.625% 1/15/16		2,070,000	2,137,275
7.625% 1/15/16 (e)		1,930,000	1,983,075
11.5% 1/15/17 pay-in-kind (k)		1,562,204	1,595,878
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
FelCor Lodging LP 6.75% 6/1/19		$ 475,000	$ 476,188
GWR Operating Partnership LLP/Great Wolf Finance Corp. 10.875% 4/1/17		1,635,000	1,806,675
Host Marriott LP 6.375% 3/15/15		250,000	253,125
ITT Corp. 7.375% 11/15/15		250,000	286,938
MGM Mirage, Inc.:
6.625% 7/15/15		3,475,000	3,544,500
7.5% 6/1/16		4,130,000	4,207,438
7.625% 1/15/17		5,355,000	5,381,775
7.75% 3/15/22		1,895,000	1,866,575
8.625% 2/1/19 (e)		2,940,000	3,109,050
11.375% 3/1/18		2,460,000	2,829,000
NPC International, Inc./NPC Operating Co. A, Inc./NPC Operating Co. B, Inc. 10.5% 1/15/20 (e)		2,950,000	3,230,250
Royal Caribbean Cruises Ltd.:
7.25% 3/15/18		465,000	498,108
yankee:
7.25% 6/15/16		3,985,000	4,323,725
7.5% 10/15/27		1,885,000	1,894,425
Times Square Hotel Trust 8.528% 8/1/26 (e)		856,184	919,352
Universal City Development Partners Ltd./UCDP Finance, Inc. 8.875% 11/15/15		784,000	845,187
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 7.75% 8/15/20		970,000	1,054,875
			46,935,389
Household Durables - 0.2%
KB Home 7.25% 6/15/18		1,025,000	963,500
Lennar Corp.:
6.95% 6/1/18		4,640,000	4,872,000
12.25% 6/1/17		1,135,000	1,444,288
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
7.875% 8/15/19 (e)		1,760,000	1,861,200
9% 5/15/18 (d)(e)		970,000	909,375
9.875% 8/15/19 (e)		2,195,000	2,192,256
9.875% 8/15/19 (e)		365,000	364,088
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Household Durables - continued
Standard Pacific Corp.:
8.375% 5/15/18		$ 6,495,000	$ 6,949,650
10.75% 9/15/16		2,370,000	2,766,975
			22,323,332
Media - 1.6%
AOL Time Warner, Inc. 7.625% 4/15/31		500,000	652,691
Cablevision Systems Corp.:
7.75% 4/15/18		2,305,000	2,353,981
8.625% 9/15/17		3,505,000	3,802,925
CCO Holdings LLC/CCO Holdings Capital Corp.:
6.5% 4/30/21		3,975,000	4,064,438
6.625% 1/31/22		1,290,000	1,322,250
7% 1/15/19		8,610,000	9,040,500
7.25% 10/30/17		3,380,000	3,625,050
7.875% 4/30/18		865,000	927,713
Cequel Communications Holdings I LLC/Cequel Capital Corp. 8.625% 11/15/17 (e)		5,180,000	5,439,000
Comcast Corp.:
4.95% 6/15/16		2,344,000	2,640,122
5.15% 3/1/20		435,000	508,302
5.7% 5/15/18		14,629,000	17,189,134
6.4% 3/1/40		3,203,000	4,061,289
6.45% 3/15/37		2,196,000	2,707,688
COX Communications, Inc. 4.625% 6/1/13		4,467,000	4,628,326
CSC Holdings LLC 8.625% 2/15/19		1,350,000	1,505,250
Discovery Communications LLC:
3.7% 6/1/15		7,129,000	7,577,550
6.35% 6/1/40		6,392,000	7,798,873
Harron Communications LP/Harron Finance Corp. 9.125% 4/1/20 (e)		370,000	387,575
NBCUniversal Media LLC:
3.65% 4/30/15		3,514,000	3,742,452
5.15% 4/30/20		11,614,000	13,474,110
6.4% 4/30/40		18,278,000	22,496,910
News America Holdings, Inc. 7.75% 12/1/45		2,460,000	3,017,023
News America, Inc.:
6.15% 3/1/37		4,759,000	5,378,760
6.15% 2/15/41		11,572,000	13,301,331
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Media - continued
Nielsen Finance LLC/Nielsen Finance Co. 7.75% 10/15/18		$ 2,770,000	$ 2,977,750
Quebecor Media, Inc.:
7.75% 3/15/16		2,392,000	2,451,800
7.75% 3/15/16		2,485,000	2,547,125
Time Warner Cable, Inc.:
5.4% 7/2/12		3,048,000	3,058,031
5.85% 5/1/17		7,607,000	8,848,181
6.2% 7/1/13		2,898,000	3,059,384
6.75% 7/1/18		13,763,000	16,683,109
Time Warner, Inc.:
3.15% 7/15/15		3,115,000	3,283,481
5.875% 11/15/16		368,000	432,944
6.2% 3/15/40		11,792,000	13,770,839
6.5% 11/15/36		9,243,000	10,999,771
TV Azteca SA de CV 7.5% 5/25/18 (Reg. S)		1,050,000	1,044,750
Unitymedia Hessen GmbH & Co. KG / Unitymedia NRW GmbH 7.5% 3/15/19 (e)		660,000	678,150
Univision Communications, Inc.:
6.875% 5/15/19 (e)		2,680,000	2,606,300
8.5% 5/15/21 (e)		5,960,000	5,736,500
UPC Holding BV 9.875% 4/15/18 (e)		1,190,000	1,285,200
UPCB Finance V Ltd. 7.25% 11/15/21 (e)		995,000	1,004,950
Viacom, Inc. 6.75% 10/5/37		1,460,000	1,901,176
			224,012,684
Specialty Retail - 0.1%
J. Crew Group, Inc. 8.125% 3/1/19		4,694,000	4,711,603
PETCO Animal Supplies, Inc. 9.25% 12/1/18 (e)		6,315,000	6,851,775
Staples, Inc. 7.375% 10/1/12		554,000	565,474
Toys 'R' Us, Inc. 7.375% 9/1/16 (e)		3,175,000	3,159,125
			15,287,977
Textiles, Apparel & Luxury Goods - 0.0%
Hanesbrands, Inc. 6.375% 12/15/20		2,500,000	2,550,000
Levi Strauss & Co. 6.875% 5/1/22 (e)		1,820,000	1,801,800
			4,351,800
TOTAL CONSUMER DISCRETIONARY			338,948,585
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
CONSUMER STAPLES - 1.1%
Beverages - 0.3%
Beam, Inc.:
1.875% 5/15/17		$ 2,703,000	$ 2,708,465
3.25% 5/15/22		3,206,000	3,221,992
Cerveceria Nacional Dominicana C por A 8% 3/27/14 (Reg. S)		225,000	229,500
Diageo Capital PLC 5.2% 1/30/13		1,037,000	1,067,609
FBG Finance Ltd. 5.125% 6/15/15 (e)		3,662,000	4,030,511
Fortune Brands, Inc.:
5.375% 1/15/16		321,000	358,887
5.875% 1/15/36		16,159,000	17,991,835
6.375% 6/15/14		3,374,000	3,715,138
SABMiller Holdings, Inc. 3.75% 1/15/22 (e)		10,217,000	10,834,924
			44,158,861
Food & Staples Retailing - 0.1%
Rite Aid Corp.:
9.25% 3/15/20 (e)		2,890,000	2,767,175
9.25% 3/15/20 (e)		965,000	926,400
9.5% 6/15/17		4,960,000	4,774,000
SUPERVALU, Inc. 8% 5/1/16		865,000	862,838
US Foodservice, Inc. 8.5% 6/30/19 (e)		3,625,000	3,670,313
			13,000,726
Food Products - 0.3%
Gruma SAB de CV 7.75% (Reg. S) (f)		1,285,000	1,285,000
JBS USA LLC/JBS USA Finance, Inc. 8.25% 2/1/20 (e)		705,000	676,800
Kraft Foods, Inc.:
5.375% 2/10/20		10,631,000	12,575,080
6.125% 2/1/18		10,623,000	12,665,229
6.5% 8/11/17		10,238,000	12,404,279
6.5% 2/9/40		2,564,000	3,275,713
6.75% 2/19/14		540,000	590,086
MHP SA 10.25% 4/29/15 (e)		985,000	925,900
Post Holdings, Inc. 7.375% 2/15/22 (e)		1,855,000	1,887,463
			46,285,550
Personal Products - 0.0%
NBTY, Inc. 9% 10/1/18		2,065,000	2,219,875
Tobacco - 0.4%
Altria Group, Inc. 9.7% 11/10/18		23,631,000	32,506,898
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
CONSUMER STAPLES - continued
Tobacco - continued
Philip Morris International, Inc. 4.875% 5/16/13		$ 9,347,000	$ 9,731,470
Reynolds American, Inc.:
6.75% 6/15/17		3,719,000	4,480,495
7.25% 6/15/37		5,056,000	6,374,928
			53,093,791
TOTAL CONSUMER STAPLES			158,758,803
ENERGY - 3.6%
Energy Equipment & Services - 0.6%
Chesapeake Oilfield Operating LLC 6.625% 11/15/19 (e)		1,260,000	1,089,900
DCP Midstream LLC:
4.75% 9/30/21 (e)		11,333,000	12,291,137
5.35% 3/15/20 (e)		8,816,000	9,873,047
El Paso Pipeline Partners Operating Co. LLC:
4.1% 11/15/15		10,806,000	11,246,744
5% 10/1/21		7,366,000	7,892,610
6.5% 4/1/20		738,000	854,383
Expro Finance Luxembourg SCA 8.5% 12/15/16 (e)		3,800,000	3,800,000
Exterran Holdings, Inc. 7.25% 12/1/18		3,485,000	3,275,900
Forbes Energy Services Ltd. 9% 6/15/19		1,590,000	1,478,700
Hornbeck Offshore Services, Inc.:
5.875% 4/1/20 (e)		975,000	960,375
8% 9/1/17		1,605,000	1,681,238
Oil States International, Inc. 6.5% 6/1/19		2,850,000	2,942,625
Petroleum Geo-Services ASA 7.375% 12/15/18 (e)		2,245,000	2,323,575
Precision Drilling Corp.:
6.5% 12/15/21		170,000	171,275
6.625% 11/15/20		1,890,000	1,918,350
SESI LLC 7.125% 12/15/21 (e)		2,980,000	3,188,600
Transocean, Inc.:
5.05% 12/15/16		7,572,000	8,270,820
6.375% 12/15/21		9,999,000	11,488,701
Weatherford International Ltd.:
4.95% 10/15/13		2,173,000	2,271,004
5.15% 3/15/13		2,840,000	2,925,723
			89,944,707
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - 3.0%
Afren PLC 11.5% 2/1/16 (e)		$ 520,000	$ 540,800
Anadarko Petroleum Corp.:
5.95% 9/15/16		485,000	550,101
6.375% 9/15/17		19,790,000	23,150,936
Antero Resources Finance Corp.:
7.25% 8/1/19 (e)		1,080,000	1,086,696
9.375% 12/1/17		2,915,000	3,133,625
Apache Corp.:
3.25% 4/15/22		8,647,000	9,017,368
4.75% 4/15/43		9,180,000	10,096,623
Canadian Natural Resources Ltd. 5.15% 2/1/13		5,610,000	5,771,327
Chesapeake Energy Corp.:
6.125% 2/15/21		2,215,000	2,082,100
6.875% 11/15/20		1,195,000	1,132,263
Chesapeake Midstream Partners LP/CHKM Finance Corp.:
5.875% 4/15/21		676,000	645,580
6.125% 7/15/22		1,240,000	1,178,000
ConocoPhillips:
4.6% 1/15/15		10,000,000	10,966,810
5.75% 2/1/19		2,930,000	3,605,271
Crestwood Midstream Partners LP / Finance Corp. 7.75% 4/1/19		800,000	806,000
DTEK Finance BV 9.5% 4/28/15 (e)		600,000	570,000
Duke Capital LLC 6.25% 2/15/13		1,000,000	1,032,155
Duke Energy Field Services:
5.375% 10/15/15 (e)		1,524,000	1,646,551
6.45% 11/3/36 (e)		1,801,000	2,167,610
El Paso Natural Gas Co. 5.95% 4/15/17		1,166,000	1,314,164
Enbridge Energy Partners LP 4.2% 9/15/21		13,331,000	14,238,614
Encana Holdings Finance Corp. 5.8% 5/1/14		3,602,000	3,897,796
Enterprise Products Operating LP:
5.6% 10/15/14		483,000	530,940
5.65% 4/1/13		697,000	721,491
Frontier Oil Corp.:
6.875% 11/15/18		485,000	509,250
8.5% 9/15/16		1,950,000	2,062,125
Gulf South Pipeline Co. LP 5.75% 8/15/12 (e)		4,818,000	4,855,672
Gulfstream Natural Gas System LLC 6.95% 6/1/16 (e)		221,000	257,092
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
KazMunaiGaz Finance Sub BV:
6.375% 4/9/21 (e)		$ 850,000	$ 896,750
7% 5/5/20 (e)		1,635,000	1,778,063
9.125% 7/2/18 (e)		1,855,000	2,221,363
11.75% 1/23/15 (e)		1,440,000	1,684,800
LINN Energy LLC/LINN Energy Finance Corp.:
6.5% 5/15/19 (e)		3,790,000	3,647,875
8.625% 4/15/20		2,685,000	2,846,100
Marathon Petroleum Corp. 5.125% 3/1/21		10,178,000	11,308,175
Midcontinent Express Pipeline LLC 5.45% 9/15/14 (e)		10,834,000	11,180,168
Motiva Enterprises LLC:
5.75% 1/15/20 (e)		4,187,000	4,903,023
6.85% 1/15/40 (e)		5,937,000	7,606,550
Naftogaz of Ukraine NJSC 9.5% 9/30/14		1,200,000	1,134,000
Nakilat, Inc. 6.067% 12/31/33 (e)		1,975,000	2,142,875
Nexen, Inc.:
5.2% 3/10/15		1,133,000	1,207,964
5.875% 3/10/35		240,000	250,083
6.2% 7/30/19		603,000	712,733
6.4% 5/15/37		4,379,000	4,823,407
OGX Petroleo e Gas Participacoes SA 8.5% 6/1/18 (e)		1,355,000	1,300,800
Overseas Shipholding Group, Inc.:
7.5% 2/15/24		500,000	300,000
8.125% 3/30/18		2,530,000	1,796,300
Pacific Rubiales Energy Corp. 7.25% 12/12/21 (e)		1,826,000	1,969,889
Pan American Energy LLC 7.875% 5/7/21 (e)		4,120,000	3,646,200
PBF Holding Co. LLC/PBF Finance Corp. 8.25% 2/15/20 (e)		1,775,000	1,726,188
Pemex Project Funding Master Trust:
5.75% 3/1/18		645,000	727,238
6.625% 6/15/35		945,000	1,074,938
Petro-Canada 6.05% 5/15/18		3,850,000	4,553,410
PetroBakken Energy Ltd. 8.625% 2/1/20 (e)		1,420,000	1,412,900
Petrobras International Finance Co. Ltd.:
3.875% 1/27/16		10,192,000	10,546,620
5.375% 1/27/21		20,314,000	21,679,060
5.75% 1/20/20		6,930,000	7,548,807
6.875% 1/20/40		470,000	549,289
7.875% 3/15/19		10,517,000	12,720,038
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Petrobras International Finance Co. Ltd.: - continued
8.375% 12/10/18		$ 775,000	$ 954,490
Petrohawk Energy Corp.:
6.25% 6/1/19		1,290,000	1,448,025
7.25% 8/15/18		1,330,000	1,515,829
Petroleos de Venezuela SA:
4.9% 10/28/14		4,265,000	3,678,563
5% 10/28/15		480,000	372,000
5.375% 4/12/27		2,970,000	1,611,225
5.5% 4/12/37		2,065,000	1,104,775
8% 11/17/13		975,000	961,838
8.5% 11/2/17 (e)		7,980,000	6,304,200
9% 11/17/21 (Reg. S)		655,000	455,225
12.75% 2/17/22 (e)		3,580,000	3,230,950
Petroleos Mexicanos:
4.875% 1/24/22 (e)		12,332,000	12,886,940
5.5% 1/21/21		12,069,000	13,275,900
6% 3/5/20		1,108,000	1,243,730
6.5% 6/2/41		350,000	392,875
6.5% 6/2/41 (e)		15,185,000	16,931,275
6.625% (e)(f)		3,075,000	3,105,750
8% 5/3/19		420,000	526,050
Phillips 66:
4.3% 4/1/22 (e)		12,618,000	13,151,275
5.875% 5/1/42 (e)		10,804,000	11,563,770
Plains All American Pipeline LP/PAA Finance Corp.:
3.65% 6/1/22		5,217,000	5,284,936
3.95% 9/15/15		5,869,000	6,298,259
4.25% 9/1/12		485,000	488,419
6.125% 1/15/17		6,185,000	7,210,702
Plains Exploration & Production Co. 6.125% 6/15/19		2,250,000	2,188,125
PT Adaro Indonesia 7.625% 10/22/19 (e)		900,000	951,786
PT Pertamina Persero:
4.875% 5/3/22 (e)		845,000	809,088
5.25% 5/23/21 (e)		815,000	802,775
6% 5/3/42 (e)		845,000	790,075
6.5% 5/27/41 (e)		595,000	592,025
Quicksilver Resources, Inc. 7.125% 4/1/16		2,695,000	2,358,125
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Ras Laffan Liquefied Natural Gas Co. Ltd. III:
4.5% 9/30/12 (e)		$ 4,773,000	$ 4,808,798
5.5% 9/30/14 (e)		6,670,000	7,186,925
5.832% 9/30/16 (e)		1,191,093	1,276,256
6.75% 9/30/19 (e)		4,366,000	5,151,880
Rockies Express Pipeline LLC 6.25% 7/15/13 (e)		3,392,000	3,468,320
Samson Investment Co. 9.75% 2/15/20 (e)		2,385,000	2,373,075
Ship Finance International Ltd. 8.5% 12/15/13		2,065,000	2,039,188
Southeast Supply Header LLC 4.85% 8/15/14 (e)		367,000	387,421
Spectra Energy Capital, LLC 5.65% 3/1/20		308,000	353,886
Spectra Energy Partners, LP:
2.95% 6/15/16		4,717,000	4,795,651
4.6% 6/15/21		2,694,000	2,900,048
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
6.375% 8/1/22 (e)		560,000	553,000
6.875% 2/1/21		685,000	698,700
7.875% 10/15/18		2,205,000	2,271,150
TransCapitalInvest Ltd. 5.67% 3/5/14 (e)		4,317,000	4,532,850
Western Gas Partners LP 5.375% 6/1/21		14,766,000	16,297,973
Williams Partners LP 4.125% 11/15/20		2,399,000	2,531,111
WPX Energy, Inc.:
5.25% 1/15/17 (e)		975,000	965,250
6% 1/15/22 (e)		1,130,000	1,087,625
YPF SA 10% 11/2/28		675,000	637,875
			424,268,548
TOTAL ENERGY			514,213,255
FINANCIALS - 8.8%
Capital Markets - 1.2%
BlackRock, Inc.:
3.375% 6/1/22		11,817,000	11,972,252
4.25% 5/24/21		5,000,000	5,475,915
Goldman Sachs Group, Inc.:
5.25% 7/27/21		17,105,000	16,932,667
5.625% 1/15/17		3,200,000	3,283,651
5.75% 1/24/22		35,754,000	36,708,918
5.95% 1/18/18		4,975,000	5,198,288
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Capital Markets - continued
Goldman Sachs Group, Inc.: - continued
6.75% 10/1/37		$ 9,643,000	$ 9,507,169
JPMorgan Chase Capital XX 6.55% 9/29/36		17,904,000	17,811,526
JPMorgan Chase Capital XXV 6.8% 10/1/37		7,405,000	7,424,253
Lazard Group LLC:
6.85% 6/15/17		4,817,000	5,295,776
7.125% 5/15/15		1,717,000	1,869,672
Merrill Lynch & Co., Inc. 6.11% 1/29/37		4,768,000	4,581,795
Morgan Stanley:
4.75% 4/1/14		5,820,000	5,743,275
5.5% 7/28/21		7,569,000	7,092,161
5.625% 9/23/19		12,714,000	12,137,967
5.75% 1/25/21		5,048,000	4,762,066
6% 4/28/15		1,414,000	1,438,352
6.625% 4/1/18		16,118,000	16,366,572
			173,602,275
Commercial Banks - 1.5%
African Export-Import Bank 8.75% 11/13/14		490,000	534,100
Akbank T.A.S. 5.125% 7/22/15 (e)		1,365,000	1,365,000
Banco Nacional de Desenvolvimento Economico e Social:
5.5% 7/12/20 (e)		520,000	573,300
6.5% 6/10/19 (e)		325,000	377,000
Bank of America NA 5.3% 3/15/17		3,467,000	3,530,782
BBVA Paraguay SA 9.75% 2/11/16 (e)		1,145,000	1,179,350
CIT Group, Inc.:
4.75% 2/15/15 (e)		2,175,000	2,164,125
5% 5/15/17		2,135,000	2,097,638
5.25% 3/15/18		1,485,000	1,462,725
5.375% 5/15/20		1,425,000	1,368,000
5.5% 2/15/19 (e)		2,175,000	2,115,188
7% 5/2/16 (e)		3,596,000	3,578,020
7% 5/2/17 (e)		5,674,432	5,646,060
Credit Suisse New York Branch 6% 2/15/18		16,785,000	17,852,425
Development Bank of Philippines 8.375% (f)(k)		1,655,000	1,770,850
Discover Bank:
7% 4/15/20		2,030,000	2,374,473
8.7% 11/18/19		12,480,000	15,931,132
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Commercial Banks - continued
Eastern and Southern African Trade and Development Bank 6.875% 1/9/16 (Reg. S)		$ 870,000	$ 800,400
Fifth Third Bancorp:
4.5% 6/1/18		798,000	846,888
8.25% 3/1/38		4,667,000	6,607,665
Fifth Third Bank 4.75% 2/1/15		1,329,000	1,414,215
Fifth Third Capital Trust IV 6.5% 4/15/67 (k)		6,912,000	6,773,760
HBOS PLC 6.75% 5/21/18 (e)		6,067,000	5,561,231
HSBC Holdings PLC 4% 3/30/22		12,331,000	12,561,429
HSBK (Europe) BV:
7.25% 5/3/17 (e)		1,435,000	1,406,300
9.25% 10/16/13 (e)		760,000	784,700
Huntington Bancshares, Inc. 7% 12/15/20		2,851,000	3,368,850
JPMorgan Chase Bank 6% 10/1/17		11,313,000	12,580,837
JSC Kazkommertsbank BV 8% 11/3/15 (e)		1,040,000	946,400
Kazkommerts International BV 7.875% 4/7/14 (Reg. S)		405,000	392,850
KeyBank NA:
5.45% 3/3/16		3,939,000	4,364,877
5.8% 7/1/14		9,490,000	10,235,183
6.95% 2/1/28		1,977,000	2,264,519
Marshall & Ilsley Bank:
4.85% 6/16/15		4,520,000	4,848,920
5% 1/17/17		13,700,000	14,852,951
5.25% 9/4/12		3,162,000	3,193,291
Regions Bank:
6.45% 6/26/37		12,165,000	11,952,113
7.5% 5/15/18		6,622,000	7,416,640
Regions Financial Corp.:
0.6437% 6/26/12 (k)		338,000	337,757
5.75% 6/15/15		2,005,000	2,105,250
7.75% 11/10/14		6,404,000	6,964,350
RSHB Capital SA:
6% 6/3/21 (e)		555,000	534,188
9% 6/11/14 (e)		510,000	557,838
SSB #1 PLC 8.25% 3/10/16		450,000	378,000
The State Export-Import Bank of Ukraine JSC 5.7928% 2/9/16 (Issued by Credit Suisse First Boston International for The State Export-Import Bank of Ukraine JSC) (d)		1,335,000	1,001,250
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Commercial Banks - continued
Trade & Development Bank of Mongolia LLC 8.5% 10/25/13		$ 880,000	$ 871,200
UnionBanCal Corp. 5.25% 12/16/13		826,000	869,929
Vimpel Communications 8.25% 5/23/16 (Reg. S) (Issued by UBS Luxembourg SA for Vimpel Communications)		2,475,000	2,543,063
Wachovia Bank NA 4.875% 2/1/15		1,756,000	1,869,541
Wachovia Corp.:
5.625% 10/15/16		4,239,000	4,752,784
5.75% 6/15/17		2,933,000	3,402,966
Wells Fargo & Co.:
3.625% 4/15/15		5,893,000	6,259,745
3.676% 6/15/16		4,301,000	4,561,133
Yapi ve Kredi Bankasi A/S 6.75% 2/8/17 (e)		1,060,000	1,086,500
			215,189,681
Consumer Finance - 0.6%
Ally Financial, Inc.:
3.6669% 2/11/14 (k)		2,895,000	2,837,100
5.5% 2/15/17		1,580,000	1,576,050
7.5% 9/15/20		1,780,000	1,940,200
Discover Financial Services:
5.2% 4/27/22		12,545,000	13,321,824
6.45% 6/12/17		10,366,000	11,802,292
Ford Motor Credit Co. LLC:
3.875% 1/15/15		5,000,000	5,208,320
5% 5/15/18		2,390,000	2,611,056
5.875% 8/2/21		1,400,000	1,590,305
12% 5/15/15		2,440,000	3,068,300
General Electric Capital Corp.:
2.25% 11/9/15		314,000	318,172
4.625% 1/7/21		5,706,000	6,236,042
5.625% 9/15/17		5,858,000	6,694,710
5.625% 5/1/18		25,000,000	28,422,350
HSBC Finance Corp. 5.9% 6/19/12		578,000	579,055
SLM Corp. 6% 1/25/17		950,000	936,320
			87,142,096
Diversified Financial Services - 2.0%
Aquarius Investments Luxemburg 8.25% 2/18/16		1,025,000	1,045,500
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Diversified Financial Services - continued
Bank of America Corp.:
3.875% 3/22/17		$ 3,134,000	$ 3,124,761
5.65% 5/1/18		8,780,000	9,149,322
5.7% 1/24/22		6,876,000	7,310,323
5.75% 12/1/17		21,955,000	22,852,081
6.5% 8/1/16		9,000,000	9,748,359
Biz Finance PLC 8.375% 4/27/15 (Reg. S)		1,525,000	1,342,000
BP Capital Markets PLC:
3.625% 5/8/14		418,000	437,589
4.5% 10/1/20		650,000	726,896
4.742% 3/11/21		8,800,000	10,017,269
Capital One Capital V 10.25% 8/15/39		12,196,000	12,622,860
CDW LLC/CDW Finance Corp. 8.5% 4/1/19		2,855,000	2,940,650
CIT Group, Inc. 6.625% 4/1/18 (e)		1,215,000	1,260,563
Citigroup, Inc.:
3.953% 6/15/16		11,847,000	12,041,528
4.5% 1/14/22		5,818,000	5,972,898
4.75% 5/19/15		25,881,000	26,967,717
5.875% 1/30/42		10,423,000	11,122,706
6.125% 5/15/18		12,245,000	13,330,936
6.5% 8/19/13		13,174,000	13,829,841
City of Buenos Aires 12.5% 4/6/15 (e)		3,355,000	2,851,750
Everest Acquisition LLC / Everest Acquisition Finance, Inc. 9.375% 5/1/20 (e)		1,915,000	1,953,300
Fibria Overseas Finance Ltd.:
6.75% 3/3/21 (e)		350,000	336,000
7.5% 5/4/20 (e)		685,000	688,425
General Motors Financial Co., Inc. 6.75% 6/1/18		1,500,000	1,597,500
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
7.75% 1/15/16		2,715,000	2,850,750
8% 1/15/18		5,880,000	6,225,450
ILFC E-Capital Trust II 6.25% 12/21/65 (e)(k)		1,250,000	900,000
Indo Energy Finance BV 7% 5/7/18 (e)		725,000	705,063
JPMorgan Chase & Co.:
4.35% 8/15/21		13,339,000	13,934,813
4.5% 1/24/22		22,046,000	23,537,478
4.95% 3/25/20		17,148,000	18,685,884
Magnesita Finance Ltd. 8.625% (e)(f)		650,000	630,500
NSG Holdings II, LLC 7.75% 12/15/25 (e)		8,295,000	8,295,000
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Diversified Financial Services - continued
Offshore Group Investment Ltd.:
11.5% 8/1/15		$ 3,475,000	$ 3,718,250
11.5% 8/1/15 (e)		1,920,000	2,054,400
Reynolds Group DL Escrow LLC 7.75% 10/15/16 (d)(e)		3,000,000	3,165,000
Sunwest Management, Inc. 7.9726% 2/10/15		364,436	326,170
TECO Finance, Inc.:
4% 3/15/16		2,562,000	2,751,163
5.15% 3/15/20		3,761,000	4,326,500
TMK Capital SA 7.75% 1/27/18		600,000	552,000
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH 8.125% 12/1/17 (e)		370,000	390,350
UPCB Finance III Ltd. 6.625% 7/1/20 (e)		3,305,000	3,197,588
Vnesheconombank Via VEB Finance PLC:
5.375% 2/13/17 (e)		735,000	752,493
6.8% 11/22/25 (e)		605,000	620,125
6.902% 7/9/20 (e)		715,000	754,325
Wind Acquisition Holdings Finance SA 12.25% 7/15/17 pay-in-kind (e)(k)		1,341,476	930,612
ZFS Finance USA Trust IV 5.875% 5/9/62 (e)(k)		1,673,000	1,670,501
Zhaikmunai Finance BV 10.5% 10/19/15 (e)		2,135,000	2,124,325
			276,369,514
Insurance - 1.4%
Allstate Corp. 6.2% 5/16/14		6,893,000	7,618,378
American International Group, Inc. 4.875% 9/15/16		7,990,000	8,428,411
Aon Corp.:
3.125% 5/27/16		11,274,000	11,720,631
3.5% 9/30/15		4,451,000	4,652,911
5% 9/30/20		3,854,000	4,375,095
Axis Capital Holdings Ltd. 5.75% 12/1/14		558,000	595,005
Berkshire Hathaway Finance Corp. 4.4% 5/15/42		4,132,000	4,168,382
Great-West Life & Annuity Insurance Co. 7.153% 5/16/46 (e)(k)		1,859,000	1,849,705
Hartford Financial Services Group, Inc.:
5.125% 4/15/22		12,729,000	12,979,710
5.375% 3/15/17		194,000	206,161
6.625% 4/15/42		9,473,000	9,874,485
Liberty Mutual Group, Inc.:
5% 6/1/21 (e)		12,644,000	13,041,047
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Insurance - continued
Liberty Mutual Group, Inc.: - continued
6.5% 3/15/35 (e)		$ 1,741,000	$ 1,848,810
Marsh & McLennan Companies, Inc. 4.8% 7/15/21		7,090,000	7,832,536
Massachusetts Mutual Life Insurance Co. 5.375% 12/1/41 (e)		7,139,000	7,968,766
MetLife, Inc.:
4.75% 2/8/21		4,032,000	4,447,348
5% 6/15/15		1,163,000	1,275,862
6.75% 6/1/16		7,610,000	8,956,590
Metropolitan Life Global Funding I 5.125% 4/10/13 (e)		559,000	578,994
Monumental Global Funding III 5.5% 4/22/13 (e)		2,746,000	2,843,969
Northwestern Mutual Life Insurance Co. 6.063% 3/30/40 (e)		6,155,000	7,733,222
Pacific Life Insurance Co. 9.25% 6/15/39 (e)		5,674,000	7,385,210
Pacific LifeCorp 6% 2/10/20 (e)		6,323,000	7,054,362
Prudential Financial, Inc.:
3.625% 9/17/12		11,000,000	11,085,888
4.5% 11/16/21		6,390,000	6,752,537
5.15% 1/15/13		2,966,000	3,040,236
5.8% 11/16/41		8,381,000	8,940,616
6.2% 11/15/40		4,318,000	4,805,507
7.375% 6/15/19		3,230,000	3,942,981
Symetra Financial Corp. 6.125% 4/1/16 (e)		6,375,000	6,533,884
Unum Group:
5.625% 9/15/20		8,386,000	9,170,762
7.125% 9/30/16		587,000	673,809
			192,381,810
Real Estate Investment Trusts - 0.5%
Alexandria Real Estate Equities, Inc. 4.6% 4/1/22		4,025,000	4,144,148
AvalonBay Communities, Inc. 4.95% 3/15/13		367,000	377,244
Boston Properties, Inc. 3.85% 2/1/23 (g)		8,745,000	8,725,674
BRE Properties, Inc. 5.5% 3/15/17		661,000	733,020
Camden Property Trust:
5.375% 12/15/13		4,073,000	4,290,421
5.875% 11/30/12		670,000	685,413
Developers Diversified Realty Corp.:
4.75% 4/15/18		9,273,000	9,563,291
5.375% 10/15/12		5,101,000	5,133,417
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Developers Diversified Realty Corp.: - continued
7.5% 4/1/17		$ 5,574,000	$ 6,402,497
7.875% 9/1/20		323,000	386,977
Duke Realty LP:
4.625% 5/15/13		1,106,000	1,133,152
5.875% 8/15/12		1,017,000	1,025,682
Equity One, Inc.:
5.375% 10/15/15		1,403,000	1,493,094
6% 9/15/17		890,000	971,574
6.25% 12/15/14		6,140,000	6,605,756
6.25% 1/15/17		494,000	535,984
Federal Realty Investment Trust:
5.4% 12/1/13		441,000	463,113
5.9% 4/1/20		2,504,000	2,854,976
6% 7/15/12		3,658,000	3,675,299
6.2% 1/15/17		620,000	699,920
HMB Capital Trust V 4.0737% 12/15/36 (b)(e)(k)		270,000	0
HRPT Properties Trust:
5.75% 11/1/15		2,386,000	2,489,514
6.25% 6/15/17		1,232,000	1,324,476
6.65% 1/15/18		867,000	940,946
MPT Operating Partnership LP/MPT Finance Corp. 6.875% 5/1/21		1,760,000	1,812,800
Omega Healthcare Investors, Inc.:
5.875% 3/15/24 (e)		290,000	287,100
6.75% 10/15/22		1,690,000	1,787,175
Senior Housing Properties Trust 6.75% 4/15/20		940,000	1,024,732
UDR, Inc. 5.5% 4/1/14		5,222,000	5,521,623
Washington (REIT) 5.25% 1/15/14		322,000	335,234
			75,424,252
Real Estate Management & Development - 1.6%
AMB Property LP 5.9% 8/15/13		2,580,000	2,680,746
BioMed Realty LP:
3.85% 4/15/16		11,000,000	11,284,812
6.125% 4/15/20		3,429,000	3,916,151
Brandywine Operating Partnership LP 5.7% 5/1/17		7,049,000	7,525,280
CB Richard Ellis Services, Inc. 6.625% 10/15/20		2,165,000	2,294,900
Colonial Properties Trust 6.875% 8/15/12		5,706,000	5,750,707
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Management & Development - continued
Colonial Realty LP 6.05% 9/1/16		$ 2,000,000	$ 2,169,460
Digital Realty Trust LP:
4.5% 7/15/15		4,981,000	5,231,783
5.25% 3/15/21		5,708,000	6,092,006
Duke Realty LP:
5.4% 8/15/14		5,561,000	5,904,781
5.95% 2/15/17		1,109,000	1,239,255
6.25% 5/15/13		14,494,000	15,000,870
6.5% 1/15/18		3,795,000	4,346,987
6.75% 3/15/20		10,379,000	12,330,968
8.25% 8/15/19		75,000	93,053
ERP Operating LP:
4.625% 12/15/21		22,997,000	25,089,244
4.75% 7/15/20		7,700,000	8,512,034
5.25% 9/15/14		1,310,000	1,408,371
5.375% 8/1/16		2,768,000	3,098,502
5.5% 10/1/12		3,690,000	3,746,881
5.75% 6/15/17		14,407,000	16,671,089
Forest City Enterprises, Inc.:
6.5% 2/1/17		450,000	430,875
7.625% 6/1/15		815,000	806,850
Highwoods/Forsyth LP 5.85% 3/15/17		615,000	666,496
Host Hotels & Resorts LP:
5.875% 6/15/19		2,150,000	2,300,500
6% 11/1/20		105,000	112,350
Liberty Property LP:
4.75% 10/1/20		11,282,000	12,007,500
5.125% 3/2/15		1,405,000	1,495,351
5.5% 12/15/16		1,891,000	2,086,202
6.625% 10/1/17		4,835,000	5,610,461
Mack-Cali Realty LP:
4.5% 4/18/22		4,072,000	4,230,771
7.75% 8/15/19		700,000	859,205
Post Apartment Homes LP 6.3% 6/1/13		3,812,000	3,965,688
Prime Property Funding, Inc.:
5.125% 6/1/15 (e)		2,806,000	2,866,163
5.5% 1/15/14 (e)		867,000	885,181
5.7% 4/15/17 (e)		2,115,000	2,182,462
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Management & Development - continued
Realogy Corp.:
7.625% 1/15/20 (e)		$ 965,000	$ 984,300
7.875% 2/15/19 (e)		1,880,000	1,781,300
Reckson Operating Partnership LP 6% 3/31/16		3,651,000	3,885,949
Regency Centers LP:
4.95% 4/15/14		611,000	636,948
5.25% 8/1/15		2,133,000	2,285,827
5.875% 6/15/17		1,089,000	1,226,411
Simon Property Group LP:
2.8% 1/30/17		2,603,000	2,679,541
4.125% 12/1/21		7,287,000	7,915,671
4.2% 2/1/15		3,659,000	3,901,603
Tanger Properties LP:
6.125% 6/1/20		14,318,000	16,518,548
6.15% 11/15/15		1,777,000	1,975,589
Toys 'R' Us Property Co. II LLC 8.5% 12/1/17		2,875,000	2,939,688
Ventas Realty LP 4.25% 3/1/22		300,000	301,853
			231,927,163
Thrifts & Mortgage Finance - 0.0%
Wrightwood Capital LLC 1.9% 4/20/20		112,350	47,187
TOTAL FINANCIALS			1,252,083,978
HEALTH CARE - 0.8%
Biotechnology - 0.1%
Amgen, Inc. 5.15% 11/15/41		12,000,000	12,413,196
Celgene Corp. 2.45% 10/15/15		613,000	626,981
			13,040,177
Health Care Equipment & Supplies - 0.0%
Aviv Healthcare Properties LP/Aviv Healthcare Capital Corp.:
7.75% 2/15/19		260,000	268,788
7.75% 2/15/19 (e)		175,000	180,915
DJO Finance LLC/DJO Finance Corp.:
7.75% 4/15/18		925,000	746,938
10.875% 11/15/14		4,115,000	4,187,013
			5,383,654
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
HEALTH CARE - continued
Health Care Providers & Services - 0.6%
Aristotle Holding, Inc. 4.75% 11/15/21 (e)		$ 22,009,000	$ 24,279,382
Coventry Health Care, Inc.:
5.95% 3/15/17		1,747,000	2,003,026
6.3% 8/15/14		3,618,000	3,948,949
Emergency Medical Services Corp. 8.125% 6/1/19		4,610,000	4,702,200
Express Scripts, Inc.:
3.125% 5/15/16		10,525,000	10,966,987
5.25% 6/15/12		7,157,000	7,165,388
6.25% 6/15/14		2,629,000	2,877,701
Fresenius Medical Care US Finance II, Inc. 5.625% 7/31/19 (e)		2,315,000	2,291,850
HCA, Inc.:
6.5% 2/15/20		1,745,000	1,836,613
7.25% 9/15/20		115,000	124,637
HealthSouth Corp. 7.25% 10/1/18		3,300,000	3,419,625
IASIS Healthcare LLC/IASIS Capital Corp. 8.375% 5/15/19		4,395,000	4,153,275
Medco Health Solutions, Inc.:
2.75% 9/15/15		1,176,000	1,213,363
4.125% 9/15/20		7,486,000	8,070,514
Radiation Therapy Services, Inc. 8.875% 1/15/17 (e)		790,000	754,450
Rural/Metro Corp. 10.125% 7/15/19 (e)		740,000	680,800
Sabra Health Care LP/Sabra Capital Corp. 8.125% 11/1/18		2,580,000	2,734,800
			81,223,560
Pharmaceuticals - 0.1%
Mylan, Inc. 6% 11/15/18 (e)		3,030,000	3,128,475
Valeant Pharmaceuticals International:
6.5% 7/15/16 (e)		4,500,000	4,623,750
6.875% 12/1/18 (e)		3,440,000	3,388,400
7% 10/1/20 (e)		255,000	247,350
Watson Pharmaceuticals, Inc. 5% 8/15/14		720,000	767,474
			12,155,449
TOTAL HEALTH CARE			111,802,840
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
INDUSTRIALS - 1.0%
Aerospace & Defense - 0.3%
BAE Systems Holdings, Inc.:
4.95% 6/1/14 (e)		$ 572,000	$ 603,752
6.375% 6/1/19 (e)		8,071,000	9,514,983
Huntington Ingalls Industries, Inc. 6.875% 3/15/18		2,515,000	2,603,025
United Technologies Corp.:
3.1% 6/1/22		13,132,000	13,647,615
4.5% 6/1/42		13,132,000	14,112,054
			40,481,429
Airlines - 0.2%
Continental Airlines, Inc.:
pass-thru trust certificates 9.798% 4/1/21		337,296	363,437
6.648% 3/15/19		2,794,815	2,966,137
6.75% 9/15/15 (e)		4,585,000	4,619,388
6.9% 7/2/19		857,459	916,452
Continental Airlines, Inc. 9.25% 5/10/17		2,392,869	2,623,182
Delta Air Lines, Inc. pass-thru trust certificates:
6.375% 1/2/16		1,515,000	1,515,000
6.75% 11/23/15		1,515,000	1,530,150
8.954% 8/10/14		1,860,940	1,900,578
Northwest Airlines, Inc. pass-thru trust certificates 8.028% 11/1/17		640,173	652,977
U.S. Airways pass-thru trust certificates:
6.85% 1/30/18		1,782,351	1,853,645
8.36% 1/20/19		1,441,215	1,513,275
United Air Lines, Inc. 9.875% 8/1/13 (e)		629,000	647,870
United Air Lines, Inc. pass-thru trust certificates:
Class B, 7.336% 7/2/19		787,418	779,544
9.75% 1/15/17		2,003,727	2,294,267
12% 1/15/16 (e)		660,640	720,097
			24,895,999
Building Products - 0.1%
Building Materials Corp. of America 6.875% 8/15/18 (e)		3,715,000	3,817,163
HD Supply, Inc.:
8.125% 4/15/19 (e)		1,910,000	2,000,725
11% 4/15/20 (e)		955,000	995,588
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Building Products - continued
Masco Corp. 5.95% 3/15/22		$ 740,000	$ 758,658
USG Corp. 7.875% 3/30/20 (e)		675,000	685,125
			8,257,259
Commercial Services & Supplies - 0.2%
ARAMARK Corp. 3.9659% 2/1/15 (k)		5,440,000	5,412,800
ARAMARK Holdings Corp. 8.625% 5/1/16 pay-in-kind (e)(k)		7,325,000	7,489,813
Covanta Holding Corp. 7.25% 12/1/20		4,950,000	5,373,374
International Lease Finance Corp.:
4.875% 4/1/15		2,370,000	2,334,450
5.75% 5/15/16		1,330,000	1,330,000
6.25% 5/15/19		1,640,000	1,640,000
8.625% 9/15/15		2,745,000	2,992,050
8.75% 3/15/17		3,700,000	4,079,250
8.875% 9/1/17		1,665,000	1,856,475
WP Rocket Merger Sub, Inc. 10.125% 7/15/19 (e)		2,855,000	2,683,700
			35,191,912
Construction & Engineering - 0.0%
Amsted Industries, Inc. 8.125% 3/15/18 (e)		1,850,000	1,956,375
Odebrecht Finance Ltd. 7.5% (e)(f)		2,555,000	2,586,938
			4,543,313
Industrial Conglomerates - 0.1%
General Electric Co. 5.25% 12/6/17		17,730,000	20,686,265
Machinery - 0.0%
Terex Corp. 6.5% 4/1/20		1,445,000	1,441,388
Marine - 0.0%
Navios Maritime Holdings, Inc. 8.875% 11/1/17		700,000	714,000
SCF Capital Ltd. 5.375% 10/27/17 (e)		280,000	260,400
			974,400
Professional Services - 0.0%
FTI Consulting, Inc. 6.75% 10/1/20		1,015,000	1,067,070
Road & Rail - 0.1%
Georgian Railway Ltd. 9.875% 7/22/15		775,000	821,500
Hertz Corp.:
6.75% 4/15/19		1,310,000	1,339,475
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Road & Rail - continued
Hertz Corp.: - continued
7.5% 10/15/18		$ 4,330,000	$ 4,508,613
Kansas City Southern de Mexico SA de CV 12.5% 4/1/16		1,335,000	1,508,550
			8,178,138
Trading Companies & Distributors - 0.0%
Aircastle Ltd.:
6.75% 4/15/17 (e)		1,410,000	1,424,100
9.75% 8/1/18 (e)		840,000	915,600
			2,339,700
Transportation Infrastructure - 0.0%
Aeropuertos Argentina 2000 SA 10.75% 12/1/20 (e)		1,025,050	943,046
TOTAL INDUSTRIALS			148,999,919
INFORMATION TECHNOLOGY - 0.3%
Communications Equipment - 0.1%
Avaya, Inc.:
9.75% 11/1/15		2,405,000	1,996,150
10.125% 11/1/15 pay-in-kind (k)		1,335,000	1,108,050
Lucent Technologies, Inc.:
6.45% 3/15/29		8,010,000	5,506,875
6.5% 1/15/28		1,240,000	846,300
			9,457,375
Computers & Peripherals - 0.0%
Seagate HDD Cayman 6.875% 5/1/20		410,000	427,425
Electronic Equipment & Components - 0.1%
Sanmina-SCI Corp. 7% 5/15/19 (e)		2,640,000	2,534,400
Tyco Electronics Group SA:
5.95% 1/15/14		3,835,000	4,112,209
6% 10/1/12		4,835,000	4,917,954
6.55% 10/1/17		1,383,000	1,660,289
			13,224,852
Internet Software & Services - 0.0%
Equinix, Inc. 8.125% 3/1/18		1,490,000	1,625,963
IT Services - 0.0%
Audatex North America, Inc. 6.75% 6/15/18 (e)		300,000	309,000
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
INFORMATION TECHNOLOGY - continued
IT Services - continued
SunGard Data Systems, Inc.:
7.375% 11/15/18		$ 1,095,000	$ 1,114,163
10.25% 8/15/15		1,765,000	1,809,125
			3,232,288
Office Electronics - 0.0%
Xerox Corp.:
4.25% 2/15/15		368,000	390,722
4.5% 5/15/21		4,102,000	4,233,047
			4,623,769
Semiconductors & Semiconductor Equipment - 0.1%
Amkor Technology, Inc. 7.375% 5/1/18		435,000	432,825
Spansion LLC 7.875% 11/15/17		3,465,000	3,326,400
Viasystems, Inc. 7.875% 5/1/19 (e)		1,945,000	1,896,375
			5,655,600
TOTAL INFORMATION TECHNOLOGY			38,247,272
MATERIALS - 1.0%
Chemicals - 0.4%
Braskem America Finance Co. 7.125% 7/22/41 (e)		735,000	718,463
Braskem Finance Ltd. 7% 5/7/20 (e)		540,000	583,200
Celanese US Holdings LLC 6.625% 10/15/18		1,935,000	2,041,425
Dow Chemical Co.:
4.125% 11/15/21		10,888,000	11,436,712
4.25% 11/15/20		5,898,000	6,276,587
7.6% 5/15/14		16,974,000	18,969,497
INEOS Finance PLC:
7.5% 5/1/20 (e)		710,000	702,900
8.375% 2/15/19 (e)		605,000	621,638
Inergy LP/Inergy Finance Corp.:
6.875% 8/1/21		502,000	502,000
7% 10/1/18		1,865,000	1,892,975
Kinove German Bondco GmbH 9.625% 6/15/18 (e)		1,250,000	1,278,125
LyondellBasell Industries NV:
5% 4/15/19 (e)		2,220,000	2,264,400
5.75% 4/15/24 (e)		1,480,000	1,528,100
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
MATERIALS - continued
Chemicals - continued
LyondellBasell Industries NV: - continued
6% 11/15/21 (e)		$ 700,000	$ 749,000
NOVA Chemicals Corp. 3.8549% 11/15/13 (k)		2,720,000	2,713,200
			52,278,222
Construction Materials - 0.0%
CRH America, Inc. 6% 9/30/16		2,286,000	2,516,788
Headwaters, Inc. 7.625% 4/1/19		2,695,000	2,573,725
Rearden G Holdings Eins GmbH 7.875% 3/30/20 (e)		940,000	954,100
			6,044,613
Containers & Packaging - 0.1%
Ardagh Packaging Finance PLC 7.375% 10/15/17 (e)		2,700,000	2,848,500
Sealed Air Corp. 8.125% 9/15/19 (e)		3,155,000	3,415,288
Tekni-Plex, Inc. 9.75% 6/1/19 (e)		850,000	841,500
			7,105,288
Metals & Mining - 0.5%
Alrosa Finance SA 7.75% 11/3/20 (e)		700,000	719,250
Anglo American Capital PLC 9.375% 4/8/14 (e)		6,817,000	7,739,170
ArcelorMittal SA 3.75% 3/1/16		1,013,000	1,007,966
Boart Longyear Management Pty Ltd. 7% 4/1/21 (e)		810,000	838,350
Corporacion Nacional del Cobre de Chile (Codelco):
3.875% 11/3/21 (e)		11,456,000	11,958,918
6.375% 11/30/12 (e)		2,002,000	2,047,940
Edgen Murray Corp. 12.25% 1/15/15		4,450,000	4,505,625
Essar Steel Algoma, Inc. 9.375% 3/15/15 (e)		3,100,000	3,177,500
EVRAZ Group SA:
7.4% 4/24/17 (e)		605,000	588,544
8.25% 11/10/15 (e)		1,805,000	1,872,688
FMG Resources (August 2006) Pty Ltd.:
6.375% 2/1/16 (e)		710,000	694,025
7% 11/1/15 (e)		4,075,000	4,054,625
JMC Steel Group, Inc. 8.25% 3/15/18 (e)		3,010,000	3,040,100
Metinvest BV 10.25% 5/20/15 (e)		735,000	709,275
Mongolian Mining Corp. 8.875% 3/29/17 (e)		975,000	950,625
MRC Global, Inc. 9.5% 12/15/16		4,535,000	4,852,450
Severstal Columbus LLC 10.25% 2/15/18		4,610,000	4,840,500
Southern Copper Corp. 6.75% 4/16/40		920,000	973,848
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
MATERIALS - continued
Metals & Mining - continued
Steel Dynamics, Inc.:
6.75% 4/1/15		$ 720,000	$ 730,800
7.625% 3/15/20		1,290,000	1,380,300
Vale Overseas Ltd.:
4.375% 1/11/22		12,000,000	12,004,212
6.25% 1/23/17		5,581,000	6,292,460
Vedanta Resources PLC:
6.75% 6/7/16 (e)		1,970,000	1,792,700
8.25% 6/7/21 (e)		340,000	294,100
Votorantim Cimentos SA 7.25% 4/5/41 (e)		740,000	719,650
			77,785,621
Paper & Forest Products - 0.0%
Louisiana-Pacific Corp. 7.5% 6/1/20 (e)		2,125,000	2,167,500
Sino-Forest Corp. 6.25% 10/21/17 (b)(e)		1,365,000	385,613
			2,553,113
TOTAL MATERIALS			145,766,857
TELECOMMUNICATION SERVICES - 1.6%
Diversified Telecommunication Services - 1.0%
Alestra SA de RL de CV 11.75% 8/11/14		1,735,000	1,943,200
AT&T, Inc.:
3.875% 8/15/21		8,800,000	9,621,647
5.35% 9/1/40		4,006,000	4,528,254
5.55% 8/15/41		10,000,000	11,756,180
6.3% 1/15/38		16,665,000	20,677,149
BellSouth Capital Funding Corp. 7.875% 2/15/30		742,000	959,847
CenturyLink, Inc.:
6.15% 9/15/19		4,793,000	5,030,004
6.45% 6/15/21		10,268,000	10,644,127
Embarq Corp. 7.995% 6/1/36		4,717,000	4,843,538
Intelsat Ltd. 11.25% 6/15/16		2,570,000	2,682,438
Intelsat Luxembourg SA:
11.25% 2/4/17		4,215,000	4,172,850
11.5% 2/4/17 pay-in-kind (e)(k)		1,860,000	1,808,850
11.5% 2/4/17 pay-in-kind (k)		9,398,205	9,233,736
Sprint Capital Corp. 8.75% 3/15/32		885,000	745,613
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Telefonica Emisiones SAU:
5.134% 4/27/20		$ 4,522,000	$ 3,998,886
5.462% 2/16/21		6,967,000	6,226,694
6.421% 6/20/16		1,162,000	1,142,129
U.S. West Communications 7.5% 6/15/23		3,760,000	3,760,000
Verizon Communications, Inc.:
3.5% 11/1/21		12,600,000	13,410,545
6.1% 4/15/18		6,000,000	7,293,966
6.25% 4/1/37		2,348,000	2,984,442
6.9% 4/15/38		6,295,000	8,593,292
Wind Acquisition Finance SA 7.25% 2/15/18 (e)		2,145,000	1,833,975
			137,891,362
Wireless Telecommunication Services - 0.6%
America Movil SAB de CV:
2.375% 9/8/16		15,982,000	16,132,534
3.625% 3/30/15		731,000	774,799
Digicel Group Ltd.:
8.25% 9/1/17 (e)		3,400,000	3,434,000
8.875% 1/15/15 (e)		5,755,000	5,668,675
9.125% 1/15/15 pay-in-kind (e)(k)		3,770,000	3,713,450
DIRECTV Holdings LLC/DIRECTV Financing, Inc.:
5.15% 3/15/42		1,287,000	1,285,515
5.875% 10/1/19		5,944,000	6,861,022
6.35% 3/15/40		3,541,000	4,062,784
Intelsat Jackson Holdings SA 9.5% 6/15/16		2,935,000	3,034,790
MTS International Funding Ltd. 8.625% 6/22/20 (e)		2,305,000	2,535,500
Nextel Communications, Inc.:
5.95% 3/15/14		7,720,000	7,681,400
6.875% 10/31/13		3,270,000	3,270,000
7.375% 8/1/15		4,995,000	4,882,613
NII Capital Corp.:
7.625% 4/1/21		1,755,000	1,465,425
8.875% 12/15/19		555,000	507,825
Pakistan Mobile Communications Ltd. 8.625% 11/13/13 (e)		2,870,000	2,697,800
Sprint Nextel Corp.:
6% 12/1/16		3,640,000	3,330,600
9% 11/15/18 (e)		1,050,000	1,134,000
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
Telemovil Finance Co. Ltd. 8% 10/1/17 (e)		$ 1,645,000	$ 1,665,563
Telesat Canada/Telesat LLC 6% 5/15/17 (e)		2,750,000	2,701,875
VimpelCom Holdings BV:
4.4707% 6/29/14 (e)(k)		1,925,000	1,886,500
7.5043% 3/1/22 (e)		2,295,000	2,071,238
VIP Finance Ireland Ltd. 7.748% 2/2/21 (e)		900,000	834,750
Vodafone Group PLC 5% 12/16/13		2,864,000	3,041,814
			84,674,472
TOTAL TELECOMMUNICATION SERVICES			222,565,834
UTILITIES - 2.2%
Electric Utilities - 1.0%
Ameren Illinois Co. 6.125% 11/15/17		3,112,000	3,654,792
AmerenUE 6.4% 6/15/17		2,491,000	3,017,814
Cleveland Electric Illuminating Co. 5.65% 12/15/13		1,016,000	1,079,189
Duke Capital LLC 5.668% 8/15/14		2,563,000	2,775,529
Duquesne Light Holdings, Inc.:
5.9% 12/1/21 (e)		6,944,000	7,762,003
6.4% 9/15/20 (e)		16,661,000	18,931,061
Edison International 3.75% 9/15/17		6,674,000	7,062,881
Empresa Distribuidora y Comercializadora Norte SA 9.75% 10/25/22 (e)		830,000	348,600
Enel Finance International SA 5.7% 1/15/13 (e)		206,000	209,309
FirstEnergy Corp. 7.375% 11/15/31		15,004,000	19,145,404
FirstEnergy Solutions Corp.:
4.8% 2/15/15		2,432,000	2,603,203
6.05% 8/15/21		9,801,000	10,957,312
InterGen NV 9% 6/30/17 (e)		4,570,000	4,592,850
LG&E and KU Energy LLC:
2.125% 11/15/15		7,369,000	7,375,536
3.75% 11/15/20		1,450,000	1,511,858
Majapahit Holding BV:
7.75% 1/20/20 (e)		850,000	969,000
8% 8/7/19 (e)		485,000	558,963
Mirant Americas Generation LLC 8.5% 10/1/21		3,095,000	2,646,225
National Power Corp. 6.875% 11/2/16 (e)		390,000	444,600
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
UTILITIES - continued
Electric Utilities - continued
Nevada Power Co.:
6.5% 5/15/18		$ 790,000	$ 972,759
6.5% 8/1/18		388,000	480,719
NV Energy, Inc. 6.25% 11/15/20		2,245,000	2,463,847
Otter Tail Corp. 9% 12/15/16		2,410,000	2,602,800
Pacific Gas & Electric Co. 3.25% 9/15/21		1,773,000	1,873,416
Pennsylvania Electric Co. 6.05% 9/1/17		764,000	879,668
Pepco Holdings, Inc. 2.7% 10/1/15		7,047,000	7,251,004
Progress Energy, Inc.:
4.4% 1/15/21		12,059,000	13,654,140
6% 12/1/39		7,150,000	8,968,023
Sierra Pacific Power Co. 5.45% 9/1/13		1,945,000	2,048,392
Tampa Electric Co. 4.1% 6/15/42		2,241,000	2,234,815
			139,075,712
Gas Utilities - 0.0%
Intergas Finance BV 6.375% 5/14/17 (Reg. S)		765,000	803,250
Southern Natural Gas Co. 5.9% 4/1/17 (e)		442,000	509,593
Southern Natural Gas Co. / Southern Natural Issuing Corp. 4.4% 6/15/21		3,646,000	3,915,060
Transportadora de Gas del Sur SA 7.875% 5/14/17 (e)		3,360,000	2,520,000
			7,747,903
Independent Power Producers & Energy Traders - 0.3%
Atlantic Power Corp. 9% 11/15/18 (e)		3,625,000	3,679,375
Dolphin Subsidiary II, Inc.:
6.5% 10/15/16 (e)		2,775,000	2,927,625
7.25% 10/15/21 (e)		3,430,000	3,730,125
GenOn Energy, Inc.:
9.5% 10/15/18		2,295,000	2,134,350
9.875% 10/15/20		1,185,000	1,096,125
Kinder Morgan Finance Co. LLC 6% 1/15/18 (e)		3,030,000	3,113,325
Listrindo Capital BV 6.95% 2/21/19 (e)		600,000	603,000
Power Sector Assets and Liabilities Management Corp.:
7.25% 5/27/19 (e)		720,000	878,400
7.39% 12/2/24 (e)		750,000	940,350
PPL Energy Supply LLC 6.5% 5/1/18		6,895,000	7,984,906
PSEG Power LLC 2.75% 9/15/16		2,786,000	2,881,415
RRI Energy, Inc. 7.625% 6/15/14		6,000,000	6,030,000
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
UTILITIES - continued
Independent Power Producers & Energy Traders - continued
The AES Corp.:
7.375% 7/1/21 (e)		$ 615,000	$ 664,200
7.75% 10/15/15		2,345,000	2,602,950
8% 10/15/17		4,575,000	5,078,250
			44,344,396
Multi-Utilities - 0.9%
CMS Energy Corp. 5.05% 3/15/22		17,417,000	18,042,828
Consolidated Edison Co. of New York, Inc. 5.7% 6/15/40		3,771,000	4,885,749
Dominion Resources, Inc.:
2.7697% 9/30/66 (k)		19,226,000	17,100,950
7.5% 6/30/66 (k)		10,345,000	10,965,700
MidAmerican Energy Holdings, Co.:
5.875% 10/1/12		3,506,000	3,564,953
6.5% 9/15/37		7,097,000	9,492,699
National Grid PLC 6.3% 8/1/16		1,589,000	1,842,066
NiSource Finance Corp.:
4.45% 12/1/21		4,928,000	5,207,255
5.25% 9/15/17		843,000	943,116
5.4% 7/15/14		1,680,000	1,820,897
5.45% 9/15/20		854,000	971,418
5.8% 2/1/42		6,336,000	7,218,782
5.95% 6/15/41		11,832,000	13,736,041
6.4% 3/15/18		1,654,000	1,949,039
6.8% 1/15/19		6,774,000	8,185,031
Puget Energy, Inc.:
6% 9/1/21		2,464,000	2,655,650
6.5% 12/15/20		1,275,000	1,385,033
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
UTILITIES - continued
Multi-Utilities - continued
Sempra Energy 2.3% 4/1/17		$ 14,116,000	$ 14,498,417
Wisconsin Energy Corp. 6.25% 5/15/67 (k)		3,860,000	3,956,500
			128,422,124
TOTAL UTILITIES			319,590,135
TOTAL NONCONVERTIBLE BONDS			3,250,977,478
TOTAL CORPORATE BONDS (Cost $3,001,725,236)			3,252,309,578
U.S. Government and Government Agency Obligations - 30.3%

U.S. Government Agency Obligations - 0.4%
Fannie Mae 0.5% 7/2/15		10,339,000	10,314,114
Freddie Mac 1.75% 9/10/15		40,525,000	42,005,865
Tennessee Valley Authority 5.375% 4/1/56		385,000	540,890
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS			52,860,869
U.S. Treasury Inflation Protected Obligations - 1.7%
U.S. Treasury Inflation-Indexed Bonds:
2.125% 2/15/40		74,815,341	108,489,759
2.125% 2/15/41		74,310,056	108,321,624
2.5% 1/15/29		21,363,400	30,208,268
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS			247,019,651
U.S. Treasury Obligations - 28.2%
U.S. Treasury Bonds:
3.125% 2/15/42		61,560,000	67,581,307
4.375% 5/15/41		384,035,000	523,727,731
U.S. Treasury Notes:
0.125% 12/31/13		60,731,000	60,600,550
0.25% 1/31/14		59,276,000	59,266,753
0.25% 9/15/14		8,937,000	8,927,920
0.375% 3/15/15		138,490,000	138,608,963
U.S. Government and Government Agency Obligations - continued
		Principal Amount (c)	Value
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
0.5% 8/15/14		$ 12,503,000	$ 12,559,651
0.625% 7/15/14		160,373,000	161,488,073
0.75% 6/15/14		11,299,000	11,404,928
0.875% 11/30/16		1,503,000	1,522,139
0.875% 4/30/17		284,268,000	287,399,496
1.125% 5/31/19		529,084,000	532,803,990
1.375% 11/30/15		88,617,000	91,420,931
2% 2/15/22		668,312,000	695,984,077
2.375% 2/28/15 (h)		499,922,000	527,417,710
2.625% 7/31/14		316,140,000	331,971,659
2.625% 12/31/14 (h)		486,380,000	515,106,576
TOTAL U.S. TREASURY OBLIGATIONS			4,027,792,454
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $4,040,055,918)			4,327,672,974
U.S. Government Agency - Mortgage Securities - 9.9%

Fannie Mae - 6.1%
2.099% 10/1/33 (k)		889,226	925,809
2.303% 6/1/36 (k)		143,700	153,923
2.633% 7/1/37 (k)		383,102	410,517
2.743% 2/1/36 (k)		787,333	843,676
2.82% 12/1/35 (k)		543,995	582,925
3% 11/1/25 to 6/1/27 (g)		19,100,006	20,016,397
3% 6/1/27 (g)		10,800,000	11,309,685
3% 6/1/27 (g)		2,100,000	2,199,106
3.5% 1/1/41 to 5/1/42		18,498,350	19,523,876
3.5% 6/1/42 (g)		18,800,000	19,746,042
3.5% 6/1/42 (g)		36,900,000	38,756,860
3.5% 6/1/42 (g)		10,000,000	10,503,214
3.5% 6/1/42 (g)		3,000,000	3,150,964
4% 9/1/26 to 11/1/41		89,652,207	96,294,516
4% 9/1/41		195,746	209,762
4% 10/1/41		4,473,408	4,808,241
4% 6/1/42 (g)		15,000,000	15,979,776
4% 6/1/42 (g)		20,000,000	21,306,368
U.S. Government Agency - Mortgage Securities - continued
		Principal Amount (c)	Value
Fannie Mae - continued
4% 7/1/42 (g)		$ 35,000,000	$ 37,208,217
4.5% 11/1/18 to 11/1/41		147,495,177	160,239,563
4.5% 6/13/42 (g)		8,000,000	8,583,588
4.5% 6/13/42 (g)		8,000,000	8,583,588
4.5% 6/13/42 (g)		6,200,000	6,652,281
5% 5/1/19 to 6/1/40		95,928,105	104,199,887
5% 6/1/42 (g)		100,000	108,351
5.5% 3/1/18 to 3/1/39		107,207,746	117,420,779
6% 4/1/21 to 7/1/41		143,713,365	158,297,788
6.5% 11/1/35		357,682	402,939
TOTAL FANNIE MAE			868,418,638
Freddie Mac - 1.8%
3.342% 10/1/35 (k)		204,646	219,291
3.5% 4/1/32 to 4/1/42		19,212,336	20,285,403
4% 12/1/40 to 10/1/41		23,163,453	25,005,736
4% 9/1/41		1,866,609	2,000,345
4% 6/1/42 (g)		28,000,000	29,723,915
4.5% 7/1/25 to 10/1/41		99,746,069	107,659,838
4.5% 6/1/42 (g)		5,800,000	6,195,008
5% 7/1/35 to 8/1/40		32,351,661	35,128,685
5.5% 11/1/17 to 1/1/40		27,226,780	29,661,198
6% 7/1/37 to 8/1/37		4,620,853	5,086,842
TOTAL FREDDIE MAC			260,966,261
Ginnie Mae - 2.0%
3.5% 10/15/40 to 5/15/42		20,830,853	22,273,738
3.5% 6/1/42 (g)		22,600,000	24,138,061
4% 1/15/25 to 12/15/41		81,662,610	88,922,799
4% 6/1/42 (g)		200,000	218,376
4.5% 11/20/33 to 4/15/41		62,299,851	68,621,010
5% 3/15/39 to 9/15/41		62,601,271	69,495,163
6% 9/20/38		4,427,895	4,961,408
TOTAL GINNIE MAE			278,630,555
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $1,381,139,208)			1,408,015,454
Asset-Backed Securities - 1.9%
		Principal Amount (c)	Value
Accredited Mortgage Loan Trust Series 2005-1 Class M1, 0.7088% 4/25/35 (k)		$ 1,103,148	$ 582,283
ACE Securities Corp. Home Equity Loan Trust:
Series 2004-HE1 Class M2, 1.8888% 3/25/34 (k)		440,373	360,324
Series 2005-HE2 Class M2, 0.6888% 4/25/35 (k)		99,069	96,225
Advanta Business Card Master Trust:
Series 2006-C1 Class C1, 0.6758% 10/20/14 (k)		642,000	6,420
Series 2007-D1 Class D, 1.5863% 1/22/13 (e)(k)		2,590,000	38,850
Airspeed Ltd. Series 2007-1A Class C1, 2.7388% 6/15/32 (e)(k)		4,191,880	2,158,818
Ally Auto Receivables Trust:
Series 2009-A:
Class A3, 2.33% 6/17/13 (e)		629,786	630,975
Class A4, 3% 10/15/15 (e)		4,280,000	4,330,894
Series 2010-5 Class A4, 1.75% 3/15/16		4,050,000	4,129,564
Series 2011-1 Class A4, 2.23% 3/15/16		18,200,000	18,752,536
Ally Master Owner Trust:
Series 2010-3 Class A, 2.88% 4/15/15 (e)		8,910,000	9,035,469
Series 2011-1 Class A2, 2.15% 1/15/16		8,870,000	9,027,296
Series 2011-3 Class A2, 1.81% 5/15/16		8,490,000	8,600,086
Series 2012-1 Class A2, 1.44% 2/15/17		18,800,000	18,880,323
AmeriCredit Automobile Receivables Trust Series 2011-1 Class A3, 1.39% 9/8/15		7,520,000	7,563,514
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 0.9388% 12/25/33 (k)		81,002	61,917
Series 2004-R2 Class M3, 0.7888% 4/25/34 (k)		133,684	39,991
Series 2005-R2 Class M1, 0.6888% 4/25/35 (k)		2,064,696	1,823,558
Anthracite CDO I Ltd. Series 2002-CIBA Class B, 6.633% 5/24/37 (e)		171,000	171,120
Anthracite CDO III Ltd./Anthracite CDO III Corp. Series 2004-1A Class A, 0.5998% 3/23/19 (e)(k)		174,976	160,977
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 1.0188% 3/25/34 (k)		47,932	34,273
Series 2004-W11 Class M2, 0.9388% 11/25/34 (k)		561,149	396,857
Series 2004-W7 Class M1, 0.7888% 5/25/34 (k)		1,542,998	1,105,267
Series 2006-W4 Class A2C, 0.3988% 5/25/36 (k)		1,316,181	312,837
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2004-HE2 Class M1, 1.0638% 4/25/34 (k)		2,428,728	1,867,358
Series 2006-HE2 Class M1, 0.6088% 3/25/36 (k)		91,172	859
Axon Financial Funding Ltd. Series 2007-1 Class A1, 1.0682% 4/4/17 (b)(e)(k)		7,217,000	1
Asset-Backed Securities - continued
		Principal Amount (c)	Value
Bank of America Auto Trust Series 2009-1A Class A4, 3.52% 6/15/16 (e)		$ 6,021,201	$ 6,084,669
BMW Vehicle Lease Trust:
Series 2010-1 Class A3, 0.82% 4/15/13		6,763,612	6,767,192
Series 2011-1 Class A4, 1.4% 8/20/14		11,060,000	11,114,165
Capital One Multi-Asset Execution Trust Series 2008-A3 Class A3, 5.05% 2/15/16		5,700,000	5,914,342
Capital Trust Ltd. Series 2004-1:
Class A2, 0.6898% 7/20/39 (e)(k)		128,238	101,308
Class B, 0.9898% 7/20/39 (e)(k)		263,810	116,076
Class C, 1.3398% 7/20/39 (e)(k)		339,379	6,788
Capital Trust RE CDO Ltd./Capital Trust RE CDO Corp. Series 2005-3A:
Class A2, 5.16% 6/25/35 (e)		687,584	692,741
Class B, 5.267% 6/25/35 (e)		1,000,000	975,000
CapitalSource Real Estate Loan Trust Series 2006-1A Class A2A, 0.7192% 1/20/37 (e)(k)		170,478	139,260
Capmark VII Ltd. Series 2006-7A Class H, 1.7888% 8/15/36 (e)(k)		530,868	0
Carmax Auto Owner Trust Series 2011-1 Class A3, 1.29% 9/15/15		8,210,000	8,255,422
Carrington Mortgage Loan Trust Series 2007-RFC1 Class A3, 0.3788% 12/25/36 (k)		1,802,588	652,028
CBRE Realty Finance CDO LLC Series 2007-1A Class A1, 0.7192% 4/7/52 (e)(k)		907,567	598,995
Chase Issuance Trust Series 2007-A17 Class A, 5.12% 10/15/14		5,000,000	5,087,827
Chrysler Financial Auto Securitization Trust Series 2010-A Class A3, 0.91% 8/8/13		13,463,115	13,470,528
Citibank Credit Card Issuance Trust Series 2009-A5 Class A5, 2.25% 12/23/14		35,600,000	35,941,575
Countrywide Asset-Backed Certificates Trust Series 2007-4 Class A1A, 0.3588% 9/25/37 (k)		203,204	199,494
Countrywide Home Loan Trust Series 2006-13 Class N, 7% 8/25/37 (e)		811,000	0
Countrywide Home Loans, Inc.:
Series 2003-BC1 Class B1, 5.4888% 3/25/32 (MGIC Investment Corp. Insured) (k)		11,800	2,647
Series 2004-3 Class M4, 1.2088% 4/25/34 (k)		159,665	57,418
Series 2004-4 Class M2, 1.0338% 6/25/34 (k)		587,945	264,867
Series 2005-3 Class MV1, 0.6588% 8/25/35 (k)		14,583	14,502
Crest Clarendon Street Ltd./Crest Clarendon Corp. Series 2002-1A:
Class B1, 6.065% 12/28/35 (e)		500,000	480,250
Asset-Backed Securities - continued
		Principal Amount (c)	Value
Crest Clarendon Street Ltd./Crest Clarendon Corp. Series 2002-1A: - continued
Class B2, 1.8227% 12/28/35 (e)(k)		$ 500,000	$ 455,000
Crest Dartmouth Street Ltd./Crest Dartmouth Street Corp. Series 2003-1A:
Class B1, 1.9727% 6/28/38 (e)(k)		100,000	94,500
Class D, 9% 6/28/38 (e)		200,000	140,000
Deutsche Financial Capital Securitization LLC Series 1997-I Class M, 7.275% 9/15/27		540,000	501,214
Fannie Mae Series 2004-T5 Class AB3, 0.6889% 5/28/35 (k)		38,916	24,350
Fieldstone Mortgage Investment Corp. Series 2004-3 Class M5, 2.4138% 8/25/34 (k)		290,872	143,568
First Franklin Mortgage Loan Trust Series 2004-FF2 Class M3, 1.0638% 3/25/34 (k)		22,872	11,319
Ford Credit Auto Lease Trust Series 2010-B Class A3, 0.91% 7/15/13 (e)		6,453,999	6,457,439
Ford Credit Auto Owner Trust:
Series 2009-D:
Class A3, 2.17% 10/15/13		791,410	793,426
Class A4, 2.98% 8/15/14		4,800,000	4,875,652
Series 2010-B Class A3, 0.98% 10/15/14		6,118,034	6,131,626
Ford Credit Floorplan Master Owner Trust Series 2010-5 Class A1, 1.5% 9/15/15		10,710,000	10,787,155
Fremont Home Loan Trust Series 2005-A:
Class M3, 0.9738% 1/25/35 (k)		948,695	293,639
Class M4, 1.2588% 1/25/35 (k)		363,547	54,508
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 0.8469% 2/25/47 (e)(k)		2,892,000	1,012,200
GCO Slims Trust Series 2006-1A, 5.72% 3/1/22 (e)		1,154,263	1,108,092
GE Business Loan Trust:
Series 2003-1 Class A, 0.6688% 4/15/31 (e)(k)		210,164	197,194
Series 2006-2A:
Class A, 0.4188% 11/15/34 (e)(k)		1,854,243	1,608,152
Class B, 0.5188% 11/15/34 (e)(k)		669,808	461,786
Class C, 0.6188% 11/15/34 (e)(k)		1,113,194	632,418
Class D, 0.9888% 11/15/34 (e)(k)		422,716	129,785
GSAMP Trust Series 2004-AR1 Class B4, 3.621% 6/25/34 (e)(k)		215,708	67,149
Guggenheim Structured Real Estate Funding Ltd. Series 2006-3:
Class C, 0.7888% 9/25/46 (e)(k)		1,425,811	1,349,958
Class E, 1.8888% 9/25/46 (e)(k)		250,000	87,075
Asset-Backed Securities - continued
		Principal Amount (c)	Value
Home Equity Asset Trust:
Series 2003-2 Class M1, 1.5588% 8/25/33 (k)		$ 384,828	$ 259,403
Series 2003-3 Class M1, 1.5288% 8/25/33 (k)		684,105	485,918
Series 2003-5 Class A2, 0.9388% 12/25/33 (k)		32,929	26,014
Series 2006-1 Class 2A3, 0.4638% 4/25/36 (k)		194,206	193,299
Series 2006-3N Class B, 6.5% 8/27/36 (e)		250,000	0
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.4288% 1/25/37 (k)		1,522,035	530,757
Hyundai Auto Receivables Trust Series 2009-A Class A3, 2.03% 8/15/13		628,970	629,938
John Deere Owner Trust Series 2011-A Class A4, 1.96% 4/16/18		4,810,000	4,909,888
JPMorgan Mortgage Acquisition Trust:
Series 2006-NC2 Class M2, 0.5388% 7/25/36 (k)		204,000	4,085
Series 2007-CH1 Class AV4, 0.3688% 11/25/36 (k)		1,520,141	1,383,039
Keycorp Student Loan Trust:
Series 1999-A Class A2, 0.8032% 12/27/29 (k)		556,961	494,891
Series 2006-A Class 2C, 1.6232% 3/27/42 (k)		3,243,000	153,299
Long Beach Mortgage Loan Trust Series 2006-10 Class 2A3, 0.3988% 11/25/36 (k)		5,458,186	1,457,418
Marathon Real Estate CDO Ltd. Series 2006-1A Class B, 0.6688% 5/25/46 (e)(k)		250,000	117,500
Marriott Vacation Club Owner Trust Series 2006-2A:
Class B, 5.442% 10/20/28 (e)		14,706	14,858
Class C, 5.691% 10/20/28 (e)		6,536	6,579
Class D, 6.01% 10/20/28 (e)		77,818	78,070
MASTR Asset Backed Securities Trust Series 2007-HE1 Class M1, 0.5388% 5/25/37 (k)		784,792	10,296
Meritage Mortgage Loan Trust Series 2004-1 Class M1, 0.9888% 7/25/34 (k)		165,093	99,954
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 1.2138% 7/25/34 (k)		539,642	398,777
Series 2006-FM1 Class A2B, 0.3488% 4/25/37 (k)		1,601,472	1,219,616
Series 2006-OPT1 Class A1A, 0.4988% 6/25/35 (k)		2,859,684	2,035,436
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 0.5788% 8/25/34 (k)		57,368	42,514
Series 2004-NC8 Class M6, 1.4888% 9/25/34 (k)		27,935	16,244
Series 2005-NC1 Class M1, 0.6788% 1/25/35 (k)		399,800	250,840
Series 2005-NC2 Class B1, 1.4088% 3/25/35 (k)		416,362	50,210
Series 2007-HE2 Class M1, 0.4888% 1/25/37 (k)		44,579	69
N-Star Real Estate CDO Ltd. Series 1A:
Class B1, 2.1419% 8/28/38 (e)(k)		220,000	192,500
Class C1B, 7.696% 8/28/38 (e)		64,212	51,370
Asset-Backed Securities - continued
		Principal Amount (c)	Value
National Collegiate Student Loan Trust:
Series 2004-2 Class AIO, 9.75% 10/27/14 (m)		$ 7,651,000	$ 344,295
Series 2006-4 Class D, 1.3388% 5/25/32 (k)		2,481,000	2,509
Series 2007-2 Class AIO, 6.7% 7/25/12 (m)		19,834,189	175,152
New Century Home Equity Loan Trust Series 2005-4 Class M2, 0.7488% 9/25/35 (k)		1,426,957	609,220
Nissan Auto Receivables Owner Trust:
Series 2010-A Class A4, 1.31% 9/15/16		5,950,000	5,998,986
Series 2011-A Class A4, 1.94% 9/15/17		11,750,000	12,049,503
Ocala Funding LLC:
Series 2005-1A Class A, 1.7398% 3/20/10 (b)(e)(k)		566,000	0
Series 2006-1A Class A, 1.6398% 3/20/11 (b)(e)(k)		1,176,000	0
Option One Mortgage Loan Trust:
Series 2007-5 Class 2A1, 0.3288% 5/25/37 (k)		5,571	5,556
Series 2007-6 Class 2A1, 0.2988% 7/25/37 (k)		73,854	72,734
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M3, 1.4888% 9/25/34 (k)		532,896	225,154
Class M4, 1.6888% 9/25/34 (k)		683,353	144,220
Series 2005-WCH1 Class M4, 1.0688% 1/25/36 (k)		1,475,804	727,137
Prima Capital CDO Ltd./Prima Capital CDO Corp. Series 2005-1A:
Class B, 4.846% 7/24/39 (e)		80,864	81,268
Class C, 5.08% 7/24/39 (e)		185,000	183,150
Class D, 5.194% 7/24/39 (e)		320,000	318,400
Prima Capital Ltd. Series 2006-CR1A Class A2, 5.533% 12/28/48 (e)		541,000	530,180
Resource Real Estate Funding CDO Series 2007-1A Class J, 3.1888% 9/25/46 (e)(k)		250,000	43,750
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 1.0388% 4/25/33 (k)		5,108	4,212
Saxon Asset Securities Trust Series 2004-1 Class M1, 1.0338% 3/25/35 (k)		1,309,702	959,935
Sierra Receivables Funding Co. Series 2007-1A Class A2, 0.3898% 3/20/19 (FGIC Insured) (e)(k)		472,242	461,272
SLM Private Credit Student Loan Trust Series 2004-A Class C, 1.4237% 6/15/33 (k)		1,272,000	470,980
Specialty Underwriting & Residential Finance Trust Series 2006-AB2 Class N1, 5.75% 6/25/37 (e)		656,637	0
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 1.9638% 9/25/34 (k)		63,686	20,588
SVO VOI Mortgage Corp. Series 2006-AA Class A, 5.28% 2/20/24 (e)		527,044	541,293
Asset-Backed Securities - continued
		Principal Amount (c)	Value
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.0988% 9/25/34 (k)		$ 28,819	$ 20,940
TIAA Real Estate CDO Ltd./TIAA Real Estate CDO Corp. Series 2003-1A Class B2, 5.4802% 12/28/38 (e)		111,000	99,345
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 1.0292% 4/6/42 (e)(k)		2,640,752	33,009
Wachovia Ltd./Wachovia LLC:
Series 2006-1 Class 1ML, 5.9737% 9/25/26 (e)(k)		400,000	168,000
Series 2006-1A:
Class A1A, 0.7337% 9/25/26 (e)(k)		1,355,012	1,253,386
Class A1B, 0.8037% 9/25/26 (e)(k)		1,033,000	847,060
Class A2A, 0.6937% 9/25/26 (e)(k)		876,234	819,279
Class A2B, 0.7837% 9/25/26 (e)(k)		250,000	218,750
Class B, 0.8337% 9/25/26 (e)(k)		250,000	201,250
Class C 1.0037% 9/25/26 (e)(k)		250,000	196,250
Class F, 1.6237% 9/25/26 (e)(k)		250,000	175,000
Class G, 1.8237% 9/25/26 (e)(k)		320,000	217,600
WaMu Asset Holdings Corp. Series 2006-8 Class N1, 6.048% 10/25/46 (e)		887,552	0
Wells Fargo Home Equity Trust Series 2004-3 Class A, 4.5% 11/27/34 (e)		7,576	0
Whinstone Capital Management Ltd. Series 1A Class B3, 2.2657% 10/25/44 (e)(k)		1,789,540	1,037,933
Wrightwood Capital Real Estate CDO Ltd. Series 2005-1A:
Class A1, 0.7869% 11/21/40 (e)(k)		491,427	407,884
Class D, 1.3169% 11/21/40 (e)(k)		305,000	112,850
TOTAL ASSET-BACKED SECURITIES (Cost $266,919,299)			269,413,703
Collateralized Mortgage Obligations - 0.5%

Private Sponsor - 0.5%
ABN AMRO Mortgage Corp. Series 2003-9 Class B5, 4.5164% 8/25/18 (e)		165,900	16,193
Bayview Commercial Asset Trust Series 2006-3A, Class IO, 3.9269% 10/25/36 (e)(k)(m)		8,986,208	356,595
Bear Stearns ALT-A Trust floater Series 2005-1 Class A1, 0.7988% 1/25/35 (k)		1,852,336	1,468,774
Cobalt CMBS Commercial Mortgage Trust Series 2007-C2 Class B, 5.617% 4/15/47 (k)		2,125,000	853,500
COMM pass-thru certificates floater Series 2001-J2A Class A2F, 0.7388% 7/16/34 (e)(k)		15,840	15,832
Collateralized Mortgage Obligations - continued
		Principal Amount (c)	Value
Private Sponsor - continued
Countrywide Alternative Loan Trust Series 2006-OC5N Class N, 7.25% 7/25/37 (e)		$ 78,237	$ 0
Countrywide Home Loans, Inc.:
Series 2003-28 Class B3, 5.5% 8/25/33		51,580	31,782
Series 2003-35 Class B, 4.638% 9/25/18 (k)		80,924	12,139
Credit Suisse First Boston Mortgage Securities Corp.:
Series 2003-17 Class B4, 5.389% 6/25/33 (k)		220,062	61,617
Series 2004-3 Class DB4, 5.8253% 4/25/34 (k)		28,846	72
First Horizon Mortgage pass-thru Trust Series 2004-AR5 Class 2A1, 2.6312% 10/25/34 (k)		1,369,332	1,235,841
FREMF Mortgage Trust:
Series 2010 K7 Class B, 5.6186% 4/25/20 (e)(k)		1,000,000	1,068,204
Series 2010-K6 Class B, 5.5326% 12/25/46 (e)(k)		910,000	966,599
GMAC Commercial Mortgage Securities, Inc. Series 1993-C3 Class L, 6.974% 8/15/36		9,741	5
GMAC Mortgage Loan Trust Series 2003-J10 Class B2, 4.75% 1/25/19 (e)		62,109	13,043
Granite Master Issuer PLC floater:
Series 2005-4 Class C2, 1.3398% 12/20/54 (k)		205,017	118,910
Series 2006-1A Class C2, 1.4398% 12/20/54 (e)(k)		6,523,000	3,783,340
Series 2006-2 Class C1, 1.1798% 12/20/54 (k)		21,543,000	12,494,940
Series 2006-3 Class C2, 0.7398% 12/20/54 (k)		1,124,000	651,920
Series 2006-4:
Class B1, 0.4198% 12/20/54 (k)		4,521,000	3,797,640
Class C1, 0.9998% 12/20/54 (k)		2,767,000	1,604,860
Class M1, 0.5798% 12/20/54 (k)		1,190,000	886,550
Series 2007-1:
Class 1C1, 0.8398% 12/20/54 (k)		2,234,000	1,295,720
Class 1M1, 0.5398% 12/20/54 (k)		1,493,000	1,112,285
Class 2C1, 1.1998% 12/20/54 (k)		1,015,000	588,700
Class 2M1, 0.7398% 12/20/54 (k)		1,917,000	1,428,165
Series 2007-2 Class 2C1, 1.0988% 12/17/54 (k)		2,654,000	1,539,320
Granite Mortgages PLC floater Series 2003-3 Class 1C, 2.9157% 1/20/44 (k)		430,241	303,299
GSR Mortgage Loan Trust floater Series 2007-AR1 Class 6A1, 4.7246% 3/25/37 (k)		4,766,930	4,720,477
JPMorgan Chase Commercial Mortgage Securities Trust Series 2007-CB18 Class A3, 5.447% 6/12/47 (k)		3,102,585	3,224,427
JPMorgan Mortgage Trust sequential payer Series 2006-A5 Class 3A5, 5.7693% 8/25/36 (k)		2,271,817	1,711,849
LB-UBS Commercial Mortgage Trust sequential payer Series 2006-C6 Class A4, 5.372% 9/15/39		857,000	968,667
Collateralized Mortgage Obligations - continued
		Principal Amount (c)	Value
Private Sponsor - continued
Luminent Mortgage Trust:
floater Series 2006-1 Class A1, 0.4788% 4/25/36 (k)		$ 16,338,829	$ 8,256,845
Series 2006-5 Class A1A, 0.4288% 7/25/36 (k)		12,368,261	5,648,416
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.4488% 5/25/47 (k)		2,601,652	1,613,818
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.4088% 2/25/37 (k)		6,255,791	4,203,931
Merrill Lynch Mortgage Investors Trust Series 1998-C3 Class F, 6% 12/15/30 (e)		930,000	933,299
Merrill Lynch Mortgage Trust Series 2002-MW1 Class E, 6.219% 7/12/34 (e)		101,000	101,012
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 0.5288% 7/25/35 (k)		1,937,478	1,526,609
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B:
Class B5, 2.5888% 7/10/35 (e)(k)		1,198,648	975,057
Class B6, 3.0888% 7/10/35 (e)(k)		267,255	214,356
Residential Funding Securities Corp. floater Series 2003-RP2 Class A1, 0.6888% 6/25/33 (e)(k)		252,387	236,812
Salomon Brothers Mortgage Securities VII, Inc. Series 2006-C2 Class H, 6.308% 7/18/33 (e)		268,000	91,990
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 1.668% 7/20/34 (k)		34,956	25,451
Structured Asset Securities Corp. Series 2003-15A Class 4A, 5.3146% 4/25/33 (k)		416,461	380,560
TBW Mortgage-Backed pass-thru certificates floater Series 2006-4 Class A3, 0.4388% 9/25/36 (k)		3,273,627	2,612,582
Wells Fargo Mortgage Backed Securities Trust:
Series 2003-12 Class B6, 4.75% 11/25/18 (e)		119,590	43,053
Series 2005-AR2 Class 1A2, 2.6155% 3/25/35 (k)		3,123,055	986,831
TOTAL PRIVATE SPONSOR			74,181,887
U.S. Government Agency - 0.0%
Fannie Mae planned amortization class Series 2002-9 Class PC, 6% 3/25/17		202,012	217,091
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $60,469,057)			74,398,978
Commercial Mortgage Securities - 5.1%
		Principal Amount (c)	Value
ACGS Series 2004-1 Class P, 7.4651% 8/1/19 (n)		$ 493,641	$ 477,637
Americold LLC Trust Series 2010-ARTA Class D, 7.443% 1/14/29 (e)		180,000	194,625
Asset Securitization Corp.:
Series 1996-D2 Class B1A, 8.9443% 2/14/29 (e)(k)		339,362	358,829
Series 1997-D4:
Class B2, 7.525% 4/14/29		625,729	642,803
Class B5, 7.525% 4/14/29		129,000	106,761
Series 1997-D5:
Class A3, 7.2034% 2/14/43 (k)		512,703	513,379
Class A5, 7.2734% 2/14/43 (k)		256,000	256,649
Class A6, 7.5234% 2/14/43 (k)		2,470,000	2,486,448
Class A7, 7.7634% 2/14/43 (k)		820,000	824,858
Class PS1, 1.4221% 2/14/43 (k)(m)		2,939,403	36,848
Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2006-2 Class AAB, 5.9026% 5/10/45 (k)		1,707,781	1,801,876
Series 2006-4 Class AM, 5.675% 7/10/46		1,000,000	1,034,589
Series 2006-5:
Class A2, 5.317% 9/10/47		6,039,997	6,044,413
Class A3, 5.39% 9/10/47		2,653,000	2,777,797
Series 2006-6 Class A3, 5.369% 10/10/45		3,804,000	4,057,198
Series 2007-4 Class A3, 5.9835% 2/10/51 (k)		1,897,000	1,976,883
Series 2006-6 Class E, 5.619% 10/10/45 (e)		1,098,000	86,407
Series 2007-3:
Class A3, 5.8366% 6/10/49 (k)		3,176,000	3,253,872
Class A4, 5.8366% 6/10/49 (k)		3,965,000	4,418,556
Series 2008-1 Class D, 6.4379% 2/10/51 (e)(k)		125,000	51,107
Banc of America Commercial Mortgage, Inc.:
sequential payer:
Series 2001-1 Class A4, 5.451% 1/15/49		4,166,000	4,672,381
Series 2002-2 Class F, 5.487% 7/11/43		415,000	416,235
Series 2004-2:
Class A3, 4.05% 11/10/38		232,071	234,055
Class A4, 4.153% 11/10/38		2,412,000	2,474,951
Series 2005-1 Class A3, 4.877% 11/10/42		788,314	787,685
Series 2007-1 Class A2, 5.381% 1/15/49		770,064	769,451
Series 2001-3 Class H, 6.562% 4/11/37 (e)		1,472,000	1,469,751
Series 2001-PB1 Class K, 6.15% 5/11/35 (e)		336,970	336,817
Series 2003-1 Class G, 5.608% 9/11/36 (e)		310,000	311,808
Series 2004-1 Class F, 5.279% 11/10/39 (e)		185,000	151,395
Series 2004-4:
Class K, 4.637% 7/10/42 (e)(k)		300,000	2,400
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
Banc of America Commercial Mortgage, Inc.: - continued
Series 2004-4:
Class L, 4.637% 7/10/42 (e)(k)		$ 280,000	$ 560
Series 2004-5 Class G, 5.7505% 11/10/41 (e)(k)		195,000	144,708
Series 2005-1 Class CJ, 5.3601% 11/10/42 (k)		550,000	560,859
Series 2005-3 Class A3B, 5.09% 7/10/43 (k)		5,908,000	6,173,057
Series 2005-6 Class AJ, 5.3661% 9/10/47 (k)		300,000	306,694
Banc of America Large Loan Trust floater Series 2010-HLTN Class HLTN, 1.989% 11/15/15 (e)(k)		845,077	790,190
Banc of America Large Loan, Inc. floater:
Series 2005-MIB1:
Class B, 0.4988% 3/15/22 (e)(k)		297,048	295,592
Class C, 0.5488% 3/15/22 (e)(k)		1,357,000	1,329,994
Class D, 0.5988% 3/15/22 (e)(k)		826,000	803,367
Class E, 0.6388% 3/15/22 (e)(k)		684,000	664,574
Class F, 0.7088% 3/15/22 (e)(k)		615,784	597,371
Class G, 0.7688% 3/15/22 (e)(k)		399,119	375,211
Class J, 1.2888% 3/15/22 (e)(k)		438,000	396,433
Class K, 2.2388% 3/15/22 (e)(k)		427,499	237,304
Series 2006-BIX1:
Class D, 0.4488% 10/15/19 (e)(k)		828,479	811,910
Class E, 0.4788% 10/15/19 (e)(k)		1,385,000	1,322,675
Class F, 0.5488% 10/15/19 (e)(k)		3,150,730	2,993,194
Class G, 0.5688% 10/15/19 (e)(k)		1,245,579	1,170,844
Bayview Commercial Asset Trust:
floater:
Series 2003-2 Class M1, 1.0888% 12/25/33 (e)(k)		62,383	44,944
Series 2004-1:
Class A, 0.5988% 4/25/34 (e)(k)		1,098,867	906,832
Class B, 2.1388% 4/25/34 (e)(k)		123,199	71,822
Class M1, 0.7988% 4/25/34 (e)(k)		98,915	70,236
Class M2, 1.4388% 4/25/34 (e)(k)		91,384	64,134
Series 2005-2A:
Class A1, 0.5488% 8/25/35 (e)(k)		1,566,599	1,081,599
Class M1, 0.6688% 8/25/35 (e)(k)		78,018	40,188
Class M2, 0.7188% 8/25/35 (e)(k)		128,678	58,083
Class M3, 0.7388% 8/25/35 (e)(k)		71,194	27,980
Series 2005-3A:
Class A2, 0.6388% 11/25/35 (e)(k)		566,596	357,180
Class M1, 0.6788% 11/25/35 (e)(k)		67,623	38,293
Class M2, 0.7288% 11/25/35 (e)(k)		85,854	46,578
Class M3, 0.7488% 11/25/35 (e)(k)		76,838	39,936
Class M4, 0.8388% 11/25/35 (e)(k)		95,733	45,603
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
Bayview Commercial Asset Trust: - continued
floater:
Series 2005-4A:
Class A2, 0.6288% 1/25/36 (e)(k)		$ 1,294,044	$ 898,104
Class B1, 1.6388% 1/25/36 (e)(k)		111,827	15,556
Class M1, 0.6888% 1/25/36 (e)(k)		417,434	182,545
Class M2, 0.7088% 1/25/36 (e)(k)		125,230	49,036
Class M3, 0.7388% 1/25/36 (e)(k)		182,889	64,542
Class M4, 0.8488% 1/25/36 (e)(k)		101,147	31,497
Class M5, 0.8888% 1/25/36 (e)(k)		101,147	27,268
Class M6, 0.9388% 1/25/36 (e)(k)		107,430	19,733
Series 2006-1:
Class A2, 0.5988% 4/25/36 (e)(k)		202,402	130,568
Class M1, 0.6188% 4/25/36 (e)(k)		72,391	42,548
Class M2, 0.6388% 4/25/36 (e)(k)		76,486	42,066
Class M3, 0.6588% 4/25/36 (e)(k)		65,810	33,278
Class M4, 0.7588% 4/25/36 (e)(k)		37,292	17,242
Class M5, 0.7988% 4/25/36 (e)(k)		36,195	14,892
Class M6, 0.8788% 4/25/36 (e)(k)		72,171	28,319
Series 2006-2A:
Class A1, 0.4688% 7/25/36 (e)(k)		3,625,621	2,447,193
Class A2, 0.5188% 7/25/36 (e)(k)		179,372	119,189
Class B1, 1.1088% 7/25/36 (e)(k)		67,159	6,722
Class B3, 2.9388% 7/25/36 (e)(k)		83,025	2,933
Class M1, 0.5488% 7/25/36 (e)(k)		188,199	76,407
Class M2, 0.5688% 7/25/36 (e)(k)		132,783	47,288
Class M3, 0.5888% 7/25/36 (e)(k)		110,141	34,270
Class M4, 0.6588% 7/25/36 (e)(k)		74,374	19,503
Class M5, 0.7088% 7/25/36 (e)(k)		91,413	16,222
Class M6, 0.7788% 7/25/36 (e)(k)		136,390	17,425
Series 2006-3A:
Class B1, 1.0388% 10/25/36 (e)(k)		53,089	618
Class M4, 0.6688% 10/25/36 (e)(k)		147,013	12,456
Class M5, 0.7188% 10/25/36 (e)(k)		175,996	10,327
Class M6, 0.7988% 10/25/36 (e)(k)		344,897	11,119
Series 2006-4A:
Class A1, 0.4688% 12/25/36 (e)(k)		763,523	494,268
Class A2, 0.5088% 12/25/36 (e)(k)		3,884,998	1,716,089
Class B1, 0.9388% 12/25/36 (e)(k)		118,996	4,643
Class B2, 1.4888% 12/25/36 (e)(k)		47,283	1,310
Class M1, 0.5288% 12/25/36 (e)(k)		248,959	68,652
Class M2, 0.5488% 12/25/36 (e)(k)		165,973	32,477
Class M3, 0.5788% 12/25/36 (e)(k)		168,294	22,603
Class M4, 0.6388% 12/25/36 (e)(k)		201,373	23,437
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
Bayview Commercial Asset Trust: - continued
floater:
Series 2006-4A:
Class M5, 0.6788% 12/25/36 (e)(k)		$ 185,124	$ 17,347
Class M6, 0.7588% 12/25/36 (e)(k)		165,973	10,793
Series 2007-1 Class A2, 0.5088% 3/25/37 (e)(k)		831,296	415,396
Series 2007-2A:
Class A1, 0.5088% 7/25/37 (e)(k)		787,931	423,549
Class A2, 0.5588% 7/25/37 (e)(k)		736,215	245,822
Class B1, 1.8388% 7/25/37 (e)(k)		217,864	6,783
Class M1, 0.6088% 7/25/37 (e)(k)		258,517	36,095
Class M2, 0.6488% 7/25/37 (e)(k)		141,264	11,860
Class M3, 0.7288% 7/25/37 (e)(k)		143,234	10,185
Class M4, 0.8888% 7/25/37 (e)(k)		282,793	18,107
Class M5, 0.9888% 7/25/37 (e)(k)		249,288	13,152
Class M6, 1.2388% 7/25/37 (e)(k)		316,081	13,243
Series 2007-3:
Class A2, 0.5288% 7/25/37 (e)(k)		776,654	364,978
Class B1, 1.1888% 7/25/37 (e)(k)		188,771	13,869
Class B2, 1.8388% 7/25/37 (e)(k)		472,391	16,636
Class B3, 4.2388% 7/25/37 (e)(k)		9,924	109
Class M1, 0.5488% 7/25/37 (e)(k)		168,682	43,186
Class M2, 0.5788% 7/25/37 (e)(k)		180,796	33,501
Class M3, 0.6088% 7/25/37 (e)(k)		284,891	40,135
Class M4, 0.7388% 7/25/37 (e)(k)		447,320	54,889
Class M5, 0.8388% 7/25/37 (e)(k)		232,025	25,273
Class M6, 1.0388% 7/25/37 (e)(k)		176,925	16,541
Series 2007-4A:
Class B1, 2.7888% 9/25/37 (e)(k)		89,063	3,592
Class M1, 1.1888% 9/25/37 (e)(k)		294,799	21,602
Class M2, 1.2888% 9/25/37 (e)(k)		294,799	16,067
Class M4, 1.8388% 9/25/37 (e)(k)		753,994	30,578
Class M5, 1.9888% 9/25/37 (e)(k)		753,994	23,205
Class M6, 2.1888% 9/25/37 (e)(k)		755,458	14,437
Series 2004-1, Class IO, 1.25% 4/25/34 (e)(m)		3,442,066	129,766
Series 2007-5A, Class IO, 4.1484% 10/25/37 (e)(k)(m)		8,556,917	782,479
Bear Stearns Commercial Mortgage Securities, Inc. Series 2006-PW11 Class AJ, 5.6195% 3/11/39 (k)		450,000	412,865
Bear Stearns Commercial Mortgage Securities Trust:
floater:
Series 2006-BBA7:
Class H, 0.8888% 3/15/19 (e)(k)		408,610	391,385
Class J, 1.0888% 3/15/19 (e)(k)		407,118	370,109
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
Bear Stearns Commercial Mortgage Securities Trust: - continued
floater:
Series 2007-BBA8:
Class D, 0.4888% 3/15/22 (e)(k)		$ 655,330	$ 592,760
Class E, 0.5388% 3/15/22 (e)(k)		3,607,157	3,190,606
Class F, 0.5888% 3/15/22 (e)(k)		2,235,922	1,933,002
Class G, 0.6388% 3/15/22 (e)(k)		537,549	453,971
Class H, 0.7888% 3/15/22 (e)(k)		655,330	514,120
Class J, 0.9388% 3/15/22 (e)(k)		655,330	494,460
sequential payer:
Series 2004-PWR3 Class A3, 4.487% 2/11/41		497,498	503,528
Series 2006-PW14 Class AM, 5.243% 12/11/38		600,000	621,402
Series 2006-T22 Class AJ, 5.7138% 4/12/38 (k)		400,000	406,993
Series 2007-PW16 Class A4, 5.9046% 6/11/40 (k)		1,112,000	1,257,853
Series 1999-C1:
Class G, 5.64% 2/14/31 (e)		70,000	70,800
Class I, 5.64% 2/14/31 (e)		202,278	144,490
Series 2003-T10 Class B, 4.84% 3/13/40		1,000,000	1,018,041
Series 2006-PW13 Class A3, 5.518% 9/11/41		6,714,000	7,011,920
Series 2006-PW14 Class X2, 0.8632% 12/11/38 (e)(k)(m)		20,026,973	201,509
Series 2006-T22:
Class A4, 5.7138% 4/12/38 (k)		237,000	267,709
Class B, 5.7138% 4/12/38 (e)(k)		200,000	182,285
Series 2006-T24 Class X2, 0.6233% 10/12/41 (e)(k)(m)		3,435,357	20,963
Series 2007-BBA8:
Class K, 1.4388% 3/15/22 (e)(k)		120,000	78,543
Class L, 2.1388% 3/15/22 (e)(k)		253,498	89,871
Series 2007-PW18 Class X2, 0.4794% 6/11/50 (e)(k)(m)		133,870,169	1,373,910
Series 2007-T28 Class X2, 0.3209% 9/11/42 (e)(k)(m)		72,025,455	427,039
Beckman Coulter, Inc. sequential payer Series 2000-A Class A, 7.4975% 12/15/18 (e)		322,501	324,114
C-BASS Trust floater Series 2006-SC1 Class A, 0.5088% 5/25/36 (e)(k)		716,749	599,444
CDC Commercial Mortgage Trust Series 2002-FX1:
Class G, 6.625% 5/15/35 (e)		2,235,000	2,303,518
Class XCL, 1.3344% 5/15/35 (e)(k)(m)		7,759,196	165,767
CFCRE Commercial Mortgage Trust Series 2011-C2 Class B, 5.7453% 12/15/47 (e)(k)		750,000	782,273
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
Chase Commercial Mortgage Securities Corp.:
Series 1998-1 Class H, 6.34% 5/18/30 (e)		$ 800,000	$ 691,866
Series 1998-2 Class J, 6.39% 11/18/30 (e)		489,102	312,131
Chase Manhattan Bank-First Union National Bank Commercial Mortgage Trust Series 1999-1 Class G, 6.4% 8/15/31 (e)		154,995	159,220
Citigroup Commercial Mortgage Trust:
floater Series 2006-FL2:
Class G, 0.5698% 8/15/21 (e)(k)		197,946	190,597
Class H, 0.6098% 8/15/21 (e)(k)		433,548	404,660
Series 2007-FL3A Class A2, 0.3788% 4/15/22 (e)(k)		1,587,295	1,510,145
Series 2008-C7 Class A2B, 6.2761% 12/10/49 (k)		1,709,676	1,737,973
Citigroup/Deutsche Bank Commercial Mortgage Trust:
sequential payer Series 2007-CD4 Class A4, 5.322% 12/11/49		14,623,000	16,063,497
Series 2007-CD4:
Class A3, 5.293% 12/11/49		1,852,000	1,953,567
Class C, 5.476% 12/11/49		3,581,000	788,089
Claregold Trust Series 2007-2A:
Class F, 5.01% 5/15/44 (e)(k)	CAD	138,000	102,429
Class G, 5.01% 5/15/44 (e)(k)	CAD	30,000	21,215
Class H, 5.01% 5/15/44 (e)(k)	CAD	20,000	11,486
Class J, 5.01% 5/15/44 (e)(k)	CAD	20,000	10,794
Class K, 5.01% 5/15/44 (e)(k)	CAD	10,000	4,594
Class L, 5.01% 5/15/44 (e)(k)	CAD	36,000	15,294
Class M, 5.01% 5/15/44 (e)(k)	CAD	165,000	64,942
Cobalt CMBS Commercial Mortgage Trust:
sequential payer Series 2007-C3 Class A3, 6.0104% 5/15/46 (k)		1,902,000	2,026,539
Series 2006-C1 Class B, 5.359% 8/15/48		5,706,000	399,420
COMM pass-thru certificates:
floater:
Series 2005-F10A:
Class G, 0.7888% 4/15/17 (e)(k)		67,825	66,262
Class H, 0.8588% 4/15/17 (e)(k)		171,562	152,690
Class J, 1.0888% 4/15/17 (e)(k)		131,565	97,358
Series 2005-FL11:
Class B, 0.4888% 11/15/17 (e)(k)		141,221	136,877
Class C, 0.5388% 11/15/17 (e)(k)		1,168,561	1,109,244
Class D, 0.5788% 11/15/17 (e)(k)		60,771	56,470
Class E, 0.6288% 11/15/17 (e)(k)		216,043	198,595
Class F, 0.6888% 11/15/17 (e)(k)		149,679	136,469
Class G, 0.7388% 11/15/17 (e)(k)		103,750	93,815
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
COMM pass-thru certificates: - continued
floater:
Series 2006-FL12 Class AJ, 0.3688% 12/15/20 (e)(k)		$ 4,060,000	$ 3,675,408
sequential payer:
Series 2003-LB1A Class D, 4.278% 6/10/38		550,000	546,004
Series 2004-RS1 Class A, 5.648% 3/3/41 (e)		685,629	689,057
Series 2006-C8 Class A3, 5.31% 12/10/46		5,420,000	5,552,871
Series 2006-CN2A:
Class A2FX, 5.449% 2/5/19 (e)		3,306,000	3,209,253
Class AJFX, 5.478% 2/5/19 (e)		5,750,000	5,701,752
Series 2001-J2A Class F, 7.2268% 7/16/34 (e)(k)		199,000	221,497
Series 2006-C8 Class XP, 0.6588% 12/10/46 (k)(m)		16,823,805	123,991
Commercial Mortgage Acceptance Corp.:
Series 1998-C1:
Class F, 6.23% 7/15/31 (e)		31,543	32,119
Class G, 6.21% 7/15/31 (e)		554,000	561,478
weighted average coupon Series 1998-C2 Class F, 5.44% 9/15/30 (e)(k)		139,045	143,168
Commercial Mortgage Asset Trust:
Series 1999-C1 Class F, 6.25% 1/17/32 (e)		550,000	483,010
Series 1999-C2 Class G, 6% 11/17/32		302,000	226,672
Commercial Mortgage pass-thru certificates:
sequential payer Series 2005-C6 Class A2, 4.999% 6/10/44 (k)		1,432	1,430
Series 2005 C6 Class B, 5.4181% 6/10/44 (k)		905,000	764,244
Series 2005-C6 Class AJ, 5.209% 6/10/44 (k)		1,260,000	1,236,884
Series 2011-STRT Class C, 4.755% 12/10/24 (e)		420,000	422,891
Series 2012-CR1:
Class C, 5.547% 5/15/45		350,000	326,259
Class D, 5.547% 5/15/45 (e)		440,000	323,711
Commercial Mortgage Trust pass-thru certificates Series 2012-LC4:
Class C, 5.825% 12/10/44 (k)		160,000	152,239
Class D, 5.825% 12/10/44 (e)(k)		870,000	667,981
Communication Mortgage Trust Series 2011-THL:
Class E, 5.949% 6/9/28 (e)		493,000	498,032
Class F, 4.867% 6/9/28 (e)		645,000	584,790
Credit Suisse Commercial Mortgage Trust:
sequential payer:
Series 2007-C2:
Class A2, 5.448% 1/15/49 (k)		3,687,022	3,722,200
Class A3, 5.542% 1/15/49 (k)		3,804,000	4,076,248
Series 2007-C3 Class A4, 5.8672% 6/15/39 (k)		28,438,000	30,287,693
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
Credit Suisse Commercial Mortgage Trust: - continued
sequential payer:
Series 2006-C4 Class AAB, 5.439% 9/15/39		$ 5,856,983	$ 5,931,355
Series 2006-C5 Class ASP, 0.8651% 12/15/39 (k)(m)		11,245,165	113,329
Series 2007-C5 Class A4, 5.695% 9/15/40 (k)		1,722,000	1,824,103
Credit Suisse First Boston Mortgage Capital Certificates floater Series 2007-TF2A Class B, 0.5888% 4/15/22 (e)(k)		6,783,000	5,115,867
Credit Suisse First Boston Mortgage Securities Corp.:
floater Series 2006-TF2A Class KER, 0.8388% 9/15/21 (e)(k)		256,299	171,720
sequential payer Series 2004-C1:
Class A3, 4.321% 1/15/37		3,250	3,247
Class A4, 4.75% 1/15/37		884,000	922,270
Series 1997-C2 Class F, 7.46% 1/17/35 (k)		844,879	861,403
Series 1998-C1:
Class F, 6% 5/17/40 (e)		2,221,883	2,339,385
Class H, 6% 5/17/40 (e)		90,318	7,821
Series 1998-C2:
Class F, 6.75% 11/15/30 (e)		1,156,000	1,228,050
Class G, 6.75% 11/15/30 (e)		180,000	193,215
Series 2001-CK6 Class AX, 1.2267% 8/15/36 (k)(m)		608,532	1,421
Series 2001-CKN5 Class AX, 1.9496% 9/15/34 (e)(k)(m)		2,598,895	3,735
Series 2003-C3 Class D, 4.131% 5/15/38		120,000	120,477
Series 2006-C1 Class A3, 5.5958% 2/15/39 (k)		6,887,921	7,293,124
Credit Suisse Mortgage Capital Certificates:
floater Series 2007-TFL1:
Class B, 0.3888% 2/15/22 (e)(k)		721,000	663,320
Class C:
0.4088% 2/15/22 (e)(k)		1,864,711	1,696,887
0.5088% 2/15/22 (e)(k)		665,993	592,734
Class F, 0.5588% 2/15/22 (e)(k)		1,331,815	1,158,679
Class L, 2.1388% 2/15/22 (e)(k)		99,540	15,031
sequential payer Series 2007-C1 Class A2, 5.268% 2/15/40		4,602,788	4,597,324
Series 2007-C1:
Class ASP, 0.5749% 2/15/40 (k)(m)		27,591,094	186,847
Class B, 5.487% 2/15/40 (e)(k)		2,907,000	487,609
CRESI Finance Ltd. Partnership floater Series 2006-A Class E, 1.8888% 3/25/17 (e)(k)		160,000	121,600
CRESIX Finance Ltd. Series 2006-AA Class F, 4.4388% 3/25/17 (e)(k)		260,000	208,000
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
DBUBS Mortgage Trust Series 2011-LC1A:
Class D, 5.7284% 11/10/46 (e)(k)		$ 500,000	$ 465,293
Class E, 5.5568% 11/10/46 (e)(k)		770,000	660,801
Class F, 5.5568% 11/10/46 (e)(k)		710,000	541,799
Class XB, 0.2463% 11/10/46 (e)(k)(m)		20,920,000	385,242
Deutsche Mortgage & Asset Receiving Corp. Series 1998-C1 Class J, 6.22% 6/15/31		400,000	336,400
DLJ Commercial Mortgage Corp.:
Series 1998-CG1 Class B4, 7.4444% 6/10/31 (e)(k)		891,000	923,513
Series 2000-CKP1 Class B3, 7.9738% 11/10/33 (k)		230,000	228,770
Extended Stay America Trust:
Series 2010-ESHA Class D, 5.4983% 11/5/27 (e)		3,190,000	3,232,539
Series 2010-ESHA, Class C4, 4.8603% 11/5/27 (e)		320,000	322,833
FHMLC Multi-class participation certificates guaranteed:
Series K013 Class X3, 2.7898% 1/25/43 (k)(m)		820,000	139,087
Series KAIV Class X2, 3.6146% 6/25/46 (k)(m)		420,000	89,591
First Union National Bank-Bank of America Commercial Mortgage Trust Series 2001-C1 Class G, 6.936% 3/15/33 (e)		1,692,000	1,706,622
First Union-Lehman Brothers-Bank of America Commercial Mortgage Trust sequential payer Series 1998-C2 Class G, 7% 11/18/35 (e)(k)		443,000	477,101
Fontainebleau Miami Bach Trust Series 2012-FBLU:
Class D, 5.007% 5/5/27 (e)		589,000	605,615
Class E, 5.253% 5/5/27 (e)		411,000	404,012
Four Times Square Trust sequential payer Series 2006-4TS Class A, 5.401% 12/13/28 (e)		200,000	231,523
Freddie Mac:
Series K011 Class X3, 2.6618% 12/25/43 (k)(m)		1,640,000	254,098
Series K012 Class X3, 2.3657% 1/25/41 (k)(m)		1,800,000	248,953
FREMF Mortgage Trust:
Series 2010-K9 Class B, 5.3302% 9/25/45 (e)(k)		1,290,000	1,352,552
Series 2011-K10 Class B, 4.756% 11/25/49 (e)(k)		240,000	241,802
Series 2011-K11 Class B, 4.5695% 12/25/48 (e)(k)		750,000	744,983
G-Force LLC sequential payer Series 2005-RRA Class A2, 4.83% 8/22/36 (e)		1,300,268	1,205,999
GE Capital Commercial Mortgage Corp.:
sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49		11,404,000	12,443,178
Series 2001-1 Class X1, 1.7136% 5/15/33 (e)(k)(m)		1,907,766	17,309
Series 2002-1A Class H, 7.4537% 12/10/35 (e)(k)		65,000	64,949
Series 2007-C1 Class XP, 0.3359% 12/10/49 (k)(m)		24,682,498	96,114
GMAC Commercial Mortgage Securities, Inc.:
Series 1997-C1 Class H, 6.6% 7/15/29		411,904	200,456
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
GMAC Commercial Mortgage Securities, Inc.: - continued
Series 1997-C2:
Class F, 6.75% 4/15/29 (k)		$ 322,008	$ 326,555
Class G, 6.75% 4/15/29 (k)		504,000	558,140
Series 1999-C1 Class F, 6.02% 5/15/33 (e)		216,280	222,636
Series 1999-C2I Class K, 6.481% 9/15/33 (n)		385,000	186,166
Series 1999-C3:
Class G, 6.974% 8/15/36 (e)		1,770	1,764
Class J, 6.974% 8/15/36		226,000	222,676
Class K, 6.974% 8/15/36		427,000	159,680
Series 2000-C1 Class K, 7% 3/15/33		19,266	14,397
Series 2005-C1 Class X2, 0.7319% 5/10/43 (k)(m)		6,595,339	66
Greenwich Capital Commercial Funding Corp.:
floater Series 2006-FL4 Class B, 0.4288% 11/5/21 (e)(k)		715,000	671,179
sequential payer:
Series 2003-C1 Class D, 4.29% 7/5/35 (e)		490,000	495,871
Series 2007-GG11 Class A2, 5.597% 12/10/49		3,804,000	3,907,686
Series 2007-GG9 Class A4, 5.444% 3/10/39		5,530,000	6,031,018
Series 2002-C1:
Class H, 5.903% 1/11/35 (e)		97,000	97,077
Class J, 6.306% 1/11/35 (e)		760,000	761,504
Series 2003-C2 Class J, 5.234% 1/5/36 (e)(k)		250,000	214,656
Series 2005-GG3 Class B, 4.894% 8/10/42 (k)		680,000	662,962
Series 2006-GG7 Class A3, 6.0811% 7/10/38 (k)		1,619,979	1,619,076
Series 2007-GG11 Class A1, 0.4392% 12/10/49 (e)(k)(m)		36,190,607	217,288
GS Mortgage Securities Corp. II:
floater:
Series 2006-FL8A:
Class E, 0.6088% 6/6/20 (e)(k)		431,608	423,833
Class F, 0.6788% 6/6/20 (e)(k)		835,001	805,948
Class J, 1.9888% 6/6/20 (e)(k)		250,000	225,697
Series 2007-EOP:
Class C, 2.0056% 3/6/20 (e)(k)		1,994,000	1,971,404
Class D, 2.2018% 3/6/20 (e)(k)		4,004,000	3,958,286
Class F, 2.6334% 3/6/20 (e)(k)		164,000	162,153
Class G, 2.7903% 3/6/20 (e)(k)		81,000	80,055
Class H, 3.3004% 3/6/20 (e)(k)		60,000	59,449
Class J, 4.0852% 3/6/20 (e)(k)		86,000	85,619
Class L, 5.4585% 3/6/20 (e)(k)		400,000	401,370
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
GS Mortgage Securities Corp. II: - continued
sequential payer Series 2004-GG2 Class A4, 4.964% 8/10/38		$ 412,105	$ 415,770
Series 1997-GL:
Class G, 7.7695% 7/13/30 (k)		783,367	872,768
Class H, 8.0595% 7/13/30 (e)(k)		230,000	242,906
Series 2005-GG4 Class XP, 0.8966% 7/10/39 (e)(k)(m)		28,943,944	289
Series 2006-GG6 Class A2, 5.506% 4/10/38		5,474,112	5,479,537
Series 2006-RR2:
Class M, 5.7397% 6/23/46 (e)(k)		100,000	0
Class N, 5.7397% 6/23/46 (e)(k)		100,000	0
Series 2010-C1:
Class D, 6.1371% 8/10/43 (e)(k)		290,000	258,111
Class E, 4% 8/10/43 (e)		1,200,000	864,464
Class X, 1.6938% 8/10/43 (e)(k)(m)		6,215,979	531,622
Series 2012-GCJ7:
Class C, 5.721% 5/10/45 (k)		630,000	602,469
Class D, 5.721% 5/10/45 (e)		970,000	812,569
GS Mortgage Securities Corp. Trust Series 2011-ALF Class E, 4.953% 2/10/21 (e)		510,000	502,605
GS Mortgage Securities Trust:
sequential payer:
Series 2006-GG8 Class A2, 5.479% 11/10/39		901,839	904,638
Series 2007-GG10 Class A2, 5.778% 8/10/45		6,474,101	6,562,382
Series 2010-C2 Class XA, 0.8609% 12/10/43 (e)(k)		5,572,393	144,197
Series 2011-GC5 Class C, 5.475% 8/10/44 (e)(k)		1,050,000	1,000,277
HVB Mortgage Capital Corp. floater Series 2003-FL1A Class K, 3.0888% 9/10/22 (e)(k)		1,120,000	1,071,280
JPMorgan Chase Commercial Mortgage Securities Corp.:
floater Series 2011-CCHP Class E, 5.15% 7/15/28 (e)(k)		500,000	488,742
Series 2002-C1 Class E, 6.135% 7/12/37 (e)		935,000	939,004
Series 2003-C1:
Class CM1, 5.6896% 1/12/37 (e)(k)		199,011	197,799
Class D, 5.192% 1/12/37		270,000	263,860
Series 2009-IWST Class D, 7.6935% 12/5/27 (e)(k)		1,025,000	1,122,283
Series 2010-CNTM Class MZ, 8.5% 8/5/20 (e)		230,000	240,929
Series 2010-CNTR Class D, 6.3899% 8/5/32 (e)(k)		695,000	686,750
Series 2011-C4 Class E, 5.3891% 7/15/46 (e)(k)		370,000	296,863
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2006-FLA2:
Class A2, 0.3688% 11/15/18 (e)(k)		$ 5,729,714	$ 5,584,403
Class B, 0.4088% 11/15/18 (e)(k)		949,752	924,821
Class C, 0.4488% 11/15/18 (e)(k)		674,773	655,583
Class D, 0.4688% 11/15/18 (e)(k)		205,550	199,178
Class E, 0.5188% 11/15/18 (e)(k)		296,517	280,579
Class F, 0.5688% 11/15/18 (e)(k)		443,962	399,566
Class G, 0.5988% 11/15/18 (e)(k)		385,766	320,185
Class H, 0.7388% 11/15/18 (e)(k)		296,584	240,233
sequential payer:
Series 2006-CB14 Class A3B, 5.674% 12/12/44 (k)		4,674,131	4,790,293
Series 2006-LDP9:
Class A2, 5.134% 5/15/47 (k)		637,731	655,419
Class A3, 5.336% 5/15/47		9,409,000	10,212,397
Series 2007-CB19 Class A4, 5.9254% 2/12/49 (k)		6,670,000	7,489,712
Series 2007-LD11 Class A2, 5.9877% 6/15/49 (k)		4,739,063	4,755,058
Series 2007-LDPX:
Class A2 S, 5.305% 1/15/49		3,036,485	3,061,038
Class A3, 5.42% 1/15/49		25,732,000	28,274,939
Series 2004-CBX Class D, 5.097% 1/12/37 (k)		170,000	108,110
Series 2004-LN2 Class D, 5.3979% 7/15/41 (k)		420,000	250,483
Series 2005-CB13 Class E, 5.5314% 1/12/43 (e)(k)		963,000	30,750
Series 2005-LDP3 Class A3, 4.959% 8/15/42		3,681,056	3,773,115
Series 2005-LDP5 Class AJ, 5.4928% 12/15/44 (k)		360,000	355,209
Series 2006-CB17 Class A3, 5.45% 12/12/43		500,167	505,731
Series 2007-CB19:
Class B, 5.9254% 2/12/49 (k)		165,000	49,537
Class C, 5.9254% 2/12/49 (k)		424,000	80,610
Class D, 5.9254% 2/12/49 (k)		447,000	67,086
Series 2007-LDP10:
Class BS, 5.437% 1/15/49 (k)		364,000	93,434
Class CS, 5.466% 1/15/49 (k)		157,000	19,262
Class ES, 5.7393% 1/15/49 (e)(k)		983,000	54,452
Series 2010-C2:
Class D, 5.7126% 11/15/43 (e)(k)		645,000	601,517
Class XB, 0.7538% 11/15/43 (e)(k)(m)		3,600,000	151,894
JPMorgan Chase Commercial Mortgage Security Trust Series 2011-C5 Class C, 5.4912% 8/15/46 (e)(k)		1,102,648	1,071,260
JPMorgan Commercial Mortgage Finance Corp. Series 1997-C5 Class F, 7.5605% 9/15/29		275,440	276,891
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
LB Commercial Conduit Mortgage Trust:
sequential payer Series 2007-C3 Class A4, 6.1105% 7/15/44 (k)		$ 21,615,000	$ 24,707,177
Series 1998-C4 Class G, 5.6% 10/15/35 (e)		553,334	576,808
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2004-C2 Class E, 4.487% 3/15/36		150,000	148,749
Series 2005-C3 Class AJ, 4.843% 7/15/40		1,220,000	1,191,108
Series 2005-C7:
Class AJ, 5.323% 11/15/40		1,210,000	1,202,044
Class AM, 5.263% 11/15/40 (k)		137,000	147,086
Series 2006-C1 Class A2, 5.084% 2/15/31		257,912	259,269
Series 2006-C6:
Class A2, 5.262% 9/15/39 (k)		369,477	369,709
Class AM, 5.413% 9/15/39		1,500,000	1,582,161
Series 2006-C7:
Class A2, 5.3% 11/15/38		1,110,352	1,117,206
Class A3, 5.347% 11/15/38		1,417,000	1,585,673
Class AM, 5.378% 11/15/38		160,000	156,495
Series 2007-C1:
Class A3, 5.398% 2/15/40		10,000,000	10,297,260
Class A4, 5.424% 2/15/40		5,434,000	6,106,680
Series 2007-C2 Class A3, 5.43% 2/15/40		3,967,000	4,341,826
Series 2007-C6 Class A2, 5.845% 7/15/40		8,781,489	8,968,140
Series 2003-C7 Class L, 5.224% 7/15/37 (e)(k)		284,000	162,017
Series 2004-C2 Class G, 4.595% 3/15/36 (e)(k)		225,000	197,222
Series 2004-C7 Class E, 4.918% 10/15/36		280,000	277,401
Series 2005-C1 Class E, 4.924% 2/15/40		750,000	678,674
Series 2005-C2 Class AJ, 5.205% 4/15/30 (k)		740,000	746,190
Series 2005-C3 Class XCP, 0.9022% 7/15/40 (k)(m)		4,326,994	1,086
Series 2005-C7 Class C, 5.35% 11/15/40 (k)		866,000	784,471
Series 2006-C4:
Class AJ, 6.0868% 6/15/38 (k)		660,000	531,313
Class AM, 6.0868% 6/15/38 (k)		500,000	513,035
Series 2006-C6 Class XCP, 0.8617% 9/15/39 (k)(m)		8,109,240	71,426
Series 2007-C1 Class XCP, 0.6211% 2/15/40 (k)(m)		3,031,686	21,974
Series 2007-C6 Class A4, 5.858% 7/15/40 (k)		2,376,000	2,692,875
Series 2007-C7:
Class A3, 5.866% 9/15/45		2,029,000	2,287,529
Class XCP, 0.4289% 9/15/45 (k)(m)		122,130,871	898,639
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
Lehman Brothers Floating Rate Commercial Mortgage Trust floater:
Series 2006-LLFA:
Class D, 0.4688% 9/15/21 (e)(k)		$ 608,683	$ 554,975
Class E, 0.5288% 9/15/21 (e)(k)		2,196,145	1,936,479
Class F, 0.5788% 9/15/21 (e)(k)		1,143,094	973,645
Class G, 0.5988% 9/15/21 (e)(k)		2,258,211	1,855,714
Class H, 0.6388% 9/15/21 (e)(k)		582,579	455,438
Series 2007-LLFA Class E, 1.1388% 6/15/22 (e)(k)		760,000	619,392
Lehman Large Loan Trust Series 1997-LLI Class E, 7.3% 10/12/34		3,377,000	3,380,421
Lstar Commercial Mortgage Trust:
Series 2011-1 Class D, 5.6456% 6/25/43 (e)(k)		310,000	280,067
Series 2011-1 Class B, 5.6456% 6/25/43 (e)(k)		540,000	540,102
Merrill Lynch Commercial Trust floater Series 2008-LAQA Class A2, 0.7774% 7/9/21 (e)(k)		17,970,000	16,441,813
Merrill Lynch Financial Asset, Inc. Series 2006-CA20 Class E, 5.4087% 10/12/39 (e)(k)	CAD	320,000	279,927
Merrill Lynch Mortgage Investors Trust:
Series 1997-C2 Class F, 6.25% 12/10/29 (k)		489,915	496,622
Series 1998-C3 Class E, 7.0078% 12/15/30 (k)		173,000	180,245
Merrill Lynch Mortgage Trust:
Series 05-LC1 Class AJ, 5.5051% 1/12/44 (k)		220,000	212,093
Series 2004-MKB1 Class F, 5.8388% 2/12/42 (e)(k)		180,000	173,086
Series 2005-CKI1 Class A3, 5.3909% 11/12/37 (k)		1,076,348	1,079,554
Series 2005-LC1 Class F, 5.5591% 1/12/44 (e)(k)		1,655,000	923,318
Series 2006-C1:
Class A2, 5.803% 5/12/39 (k)		1,754,767	1,794,479
Class AJ, 5.848% 5/12/39 (k)		530,000	443,299
Class AM, 5.848% 5/12/39 (k)		100,000	106,475
Series 2007-C1 Class A4, 6.0324% 6/12/50 (k)		7,199,517	7,956,165
Series 2008-C1 Class A4, 5.69% 2/12/51		4,059,000	4,600,300
Merrill Lynch-CFC Commercial Mortgage Trust:
floater Series 2006-4 Class A2FL, 0.3603% 12/12/49 (k)		193,205	192,681
sequential payer:
Series 2006-1 Class A3, 5.6555% 2/12/39 (k)		2,024,000	2,037,053
Series 2006-4:
Class A2, 5.112% 12/12/49 (k)		234,154	233,689
Class ASB, 5.133% 12/12/49 (k)		1,476,438	1,545,384
Series 2007-5:
Class A3, 5.364% 8/12/48		11,417,000	11,705,679
Class A4, 5.378% 8/12/48		76,000	81,122
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
Merrill Lynch-CFC Commercial Mortgage Trust: - continued
sequential payer:
Series 2007-5:
Class B, 5.479% 8/12/48		$ 5,706,000	$ 1,299,667
Series 2007-6 Class A4, 5.485% 3/12/51 (k)		14,650,000	15,746,611
Series 2007-7 Class A4, 5.81% 6/12/50 (k)		6,656,000	7,156,119
Series 2006-3 Class ASB, 5.382% 7/12/46 (k)		6,979,005	7,253,265
Series 2006-4 Class XP, 0.8105% 12/12/49 (k)(m)		27,872,665	417,142
Series 2007-6 Class B, 5.635% 3/12/51 (k)		1,902,000	536,003
Series 2007-7 Class B, 5.936% 6/12/50 (k)		166,000	10,384
Series 2007-8 Class A3, 6.1649% 8/12/49 (k)		1,640,000	1,801,812
Mezz Capital Commercial Mortgage Trust sequential payer:
Series 2004-C1 Class A, 4.836% 1/15/37 (e)		713,485	613,597
Series 2004-C2 Class A, 5.318% 10/15/40 (e)		579,404	446,141
Morgan Stanley Capital I Trust:
floater:
Series 2006-XLF:
Class C, 1.439% 7/15/19 (e)(k)		357,716	207,475
Class H, 0.619% 7/15/19 (e)(k)		108,390	105,138
Class J, 0.669% 7/15/19 (e)(k)		354,000	304,440
Series 2007-XLFA:
Class C, 0.399% 10/15/20 (e)(k)		1,092,000	982,800
Class D, 0.429% 10/15/20 (e)(k)		667,354	580,598
Class E, 0.489% 10/15/20 (e)(k)		834,661	692,769
Class F, 0.539% 10/15/20 (e)(k)		500,899	380,683
Class G, 0.579% 10/15/20 (e)(k)		619,188	445,815
Class H, 0.669% 10/15/20 (e)(k)		389,758	261,138
Class J, 0.819% 10/15/20 (e)(k)		228,006	96,078
sequential payer:
Series 2012-C4 Class E, 5.71% 3/15/45 (e)		260,000	211,021
Series 2004-RR2 Class A2, 5.45% 10/28/33 (e)		267,285	267,953
Series 2005-IQ9 Class A3, 4.54% 7/15/56		1,884,134	1,905,489
Series 2006-HQ10 Class AM, 5.36% 11/12/41		620,000	643,587
Series 2007-HQ11 Class A31, 5.439% 2/12/44 (k)		964,000	1,013,518
Series 2007-IQ13 Class A4, 5.364% 3/15/44		10,000,000	11,125,320
Series 1997-RR Class F, 7.3539% 4/30/39 (e)(k)		135,830	119,530
Series 1998-CF1 Class G, 7.35% 7/15/32 (e)		205,753	95,881
Series 1999-WF1:
Class N, 5.91% 11/15/31 (e)		210,000	169,070
Class O, 5.91% 11/15/31 (e)		197,950	46,096
Series 2004-IQ7 Class E, 5.5397% 6/15/38 (e)(k)		120,000	82,296
Series 2004-RR2 Class C, 5.88% 10/28/33 (e)(k)		280,000	218,400
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
Morgan Stanley Capital I Trust: - continued
Series 2005-HQ5 Class B, 5.272% 1/14/42		$ 1,500,000	$ 1,501,844
Series 2005-HQ6 Class AJ, 5.073% 8/13/42 (k)		1,000,000	977,804
Series 2006-HQ10 Class X2, 0.691% 11/12/41 (e)(k)(m)		8,841,344	22,369
Series 2006-HQ8 Class A3, 5.653% 3/12/44 (k)		628,661	628,021
Series 2006-IQ11:
Class A3, 5.8615% 10/15/42 (k)		1,173,922	1,207,198
Class A4, 5.8975% 10/15/42 (k)		570,000	641,458
Series 2006-IQ12 Class AMFX, 5.37% 12/15/43		719,000	717,727
Series 2006-T23 Class A3, 5.9838% 8/12/41 (k)		972,000	994,358
Series 2007-HQ12 Class A2, 5.7818% 4/12/49 (k)		11,449,316	11,684,073
Series 2007-IQ14:
Class A4, 5.692% 4/15/49 (k)		2,852,000	3,098,555
Class B, 5.9075% 4/15/49 (k)		469,000	129,459
Series 2011-C1:
Class C, 5.4218% 9/15/47 (e)(k)		470,000	470,233
Class D, 5.4218% 9/15/47 (e)(k)		1,170,000	1,027,211
Class E, 5.4218% 9/15/47 (e)(k)		573,100	468,052
Series 2011-C2:
Class D, 5.4954% 6/15/44 (e)(k)		580,000	505,441
Class E, 5.4954% 6/15/44 (e)(k)		600,000	482,532
Class F, 5.4954% 6/15/44 (e)(k)		550,000	421,020
Class XB, 0.5397% 6/15/44 (e)(k)(m)		9,001,008	276,331
Series 2011-C3:
Class D, 5.357% 7/15/49 (e)		1,130,000	950,909
Class E, 5.3574% 7/15/49 (e)(k)		400,000	308,706
Morgan Stanley Dean Witter Capital I Trust:
Series 2000-PRIN Class C, 7.9143% 2/23/34 (k)		466,000	516,560
Series 2001-TOP3 Class E, 7.4684% 7/15/33 (e)(k)		150,000	130,292
Series 2003-TOP9 Class E, 5.8859% 11/13/36 (e)(k)		78,000	76,469
NationsLink Funding Corp.:
Series 1998-2:
Class F, 7.105% 8/20/30 (e)		353,161	363,550
Class G, 5% 8/20/30 (e)		361,875	370,738
Class J, 5% 8/20/30 (e)		195,000	187,461
Series 1999-SL Class X, 11/10/30 (k)(m)		75,980	72,181
Nomura Asset Securities Corp. Series 1998-D6 Class B1, 6% 3/15/30 (e)		1,050,000	1,068,210
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28 (e)		770,286	792,393
RBSCF Trust Series 2010-MB1 Class D, 4.8307% 4/15/24 (e)(k)		480,000	477,225
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
Real Estate Asset Liquidity Trust:
Series 2006-2:
Class F, 4.456% 9/12/38 (e)	CAD	$ 107,000	$ 85,329
Class G, 4.456% 9/12/38 (e)	CAD	54,000	41,185
Class H, 4.456% 9/12/38 (e)	CAD	36,000	25,699
Class J, 4.456% 9/12/38 (e)	CAD	36,000	23,994
Class K, 4.456% 9/12/38 (e)	CAD	18,000	10,569
Class L, 4.456% 9/12/38 (e)	CAD	26,000	14,180
Class M, 4.456% 9/12/38 (e)	CAD	128,859	34,933
Series 2007-1:
Class F, 4.57% 4/12/23	CAD	126,000	90,499
Class G, 4.57% 4/12/23	CAD	42,000	28,883
Class H, 4.57% 4/12/23	CAD	42,000	27,664
Class J, 4.57% 4/12/23	CAD	42,000	26,507
Class K, 4.57% 4/12/23	CAD	21,000	12,705
Class L, 4.57% 4/12/23	CAD	63,000	36,549
Class M, 4.57% 4/12/23	CAD	185,000	48,026
Salomon Brothers Mortgage Securities VII, Inc. Series 2001-MMA:
Class E3, 6.5% 2/18/34 (e)(k)		200,000	206,193
Class E5, 6.5% 2/18/34 (e)(k)		900,000	902,965
Structured Asset Securities Corp. Series 1997-LLI:
Class D, 7.15% 10/12/34		69,188	69,267
Class F, 7.3% 10/12/34 (e)		473,000	473,114
TIAA Seasoned Commercial Mortgage Trust:
sequential payer Series 2007-C4 Class AJ, 5.6557% 8/15/39 (k)		170,000	175,206
Series 2007-C4 Class F, 5.6557% 8/15/39 (k)		820,000	548,686
TimberStar Trust I Series 2006-1 Class F, 7.5296% 10/15/36 (e)		270,000	250,886
UBS Commercial Mortgage Trust Series 2007-FL1:
Class F, 0.8138% 7/15/24 (e)(k)		110,000	74,290
Class G, 0.8138% 7/15/24 (e)(k)		200,000	124,073
UBS-Citigroup Commercial Mortgage Trust Series 2011-C1 Class B, 6.0708% 1/10/45 (e)(k)		284,000	318,756
Vornado DP LLC Series 2010-VNO Class D, 6.3555% 9/13/28 (e)		180,000	186,096
Wachovia Bank Commercial Mortgage Trust:
floater:
Series 2006-WL7A:
Class E, 0.5198% 9/15/21 (e)(k)		1,770,598	1,404,527
Class F, 0.5798% 9/15/21 (e)(k)		1,877,987	1,433,374
Class G, 0.5998% 9/15/21 (e)(k)		1,779,101	1,300,078
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
Wachovia Bank Commercial Mortgage Trust: - continued
floater:
Series 2006-WL7A:
Class J, 0.8398% 9/15/21 (e)(k)		$ 395,545	$ 182,247
Series 2007-WHL8:
Class F, 0.7188% 6/15/20 (e)(k)		4,565,501	3,332,816
Class LXR1, 0.9388% 6/15/20 (e)(k)		233,916	187,132
sequential payer:
Series 2003-C7 Class A1, 4.241% 10/15/35 (e)		1,513,945	1,524,755
Series 2003-C8 Class A3, 4.445% 11/15/35		6,716,702	6,763,766
Series 2006-C29 Class A3, 5.313% 11/15/48		5,051,000	5,180,110
Series 2007-C30:
Class A3, 5.246% 12/15/43		608,541	608,737
Class A4, 5.305% 12/15/43		8,604,000	9,143,144
Class A5, 5.342% 12/15/43		13,536,000	14,350,908
Series 2007-C31 Class A4, 5.509% 4/15/47		13,599,000	14,632,946
Series 2007-C32:
Class A2, 5.9223% 6/15/49 (k)		13,014,608	13,113,779
Class A3, 5.9273% 6/15/49 (k)		3,229,000	3,427,322
Series 2003-C6 Class G, 5.125% 8/15/35 (e)(k)		903,000	897,616
Series 2004-C10 Class E, 4.931% 2/15/41		340,000	334,712
Series 2004-C11:
Class D, 5.5666% 1/15/41 (k)		360,000	333,085
Class E, 5.6166% 1/15/41 (k)		327,000	281,769
Series 2004-C12 Class D, 5.4949% 7/15/41 (k)		280,000	280,465
Series 2004-C14:
Class B, 5.17% 8/15/41		258,500	269,255
Class C, 5.21% 8/15/41		170,000	174,496
Series 2004-C15 Class 175C, 6.0432% 10/15/41 (e)(k)		500,000	488,297
Series 2005-C19 Class B, 4.892% 5/15/44		1,902,000	1,726,057
Series 2005-C22:
Class B, 5.5332% 12/15/44 (k)		4,218,000	2,877,941
Class F, 5.5332% 12/15/44 (e)(k)		3,171,000	795,287
Series 2006-C23 Class A5, 5.416% 1/15/45 (k)		7,870,000	8,772,154
Series 2007-C30:
Class B, 5.463% 12/15/43 (k)		10,505,000	4,552,415
Class C, 5.483% 12/15/43 (k)		5,706,000	1,746,675
Class D, 5.513% 12/15/43 (k)		3,044,000	699,478
Class XP, 0.6679% 12/15/43 (e)(k)(m)		16,461,529	142,870
Series 2007-C31 Class C, 5.8735% 4/15/47 (k)		522,000	110,612
Series 2007-C32:
Class D, 5.9273% 6/15/49 (k)		1,431,000	374,493
Class E, 5.9273% 6/15/49 (k)		2,252,000	528,434
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
Wachovia Bank Commercial Mortgage Trust pass-thru certificates sequential payer Series 2007-C33 Class A5, 6.0975% 2/15/51 (k)		$ 19,259,000	$ 21,365,761
Wells Fargo Commercial Mortgage Trust Series 2010-C1 Class XB, 0.5792% 11/15/43 (e)(m)		20,614,217	755,490
WF-RBS Commercial Mortgage Trust:
Series 2011-C3 Class C, 5.335% 3/15/44 (e)		360,000	347,104
Series 2011-C4 Class E, 5.4179% 6/15/44 (e)		320,000	262,642
Series 2011-C5:
Class C, 5.8246% 11/15/44 (e)(k)		260,000	268,244
Class D, 5.8246% 11/15/44 (e)(k)		200,000	184,977
Class XA, 2.2569% 11/15/44 (e)(k)(m)		5,221,091	654,083
Series 2012-C6 Class D, 5.564% 4/15/45 (e)(k)		540,000	440,437
WFDB Commercial Mortgage Trust Series 2011-BXR Class D, 5.914% 7/5/24 (e)		1,500,000	1,541,174
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $630,698,545)			732,475,650
Municipal Securities - 0.4%

Beaver County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (FirstEnergy Nuclear Generation Corp. Proj.) Series 2005 A, 3.375%, tender 7/1/15 (k)		3,300,000	3,407,580
California Gen. Oblig.:
7.5% 4/1/34		14,555,000	18,320,087
7.55% 4/1/39		3,175,000	4,100,259
7.6% 11/1/40		8,850,000	11,558,189
7.625% 3/1/40		4,600,000	5,971,904
Illinois Gen. Oblig.:
Series 2010, 4.421% 1/1/15		6,825,000	7,196,690
Series 2011, 5.877% 3/1/19		2,640,000	2,948,827
TOTAL MUNICIPAL SECURITIES (Cost $50,617,695)			53,503,536
Foreign Government and Government Agency Obligations - 1.9%

Argentine Republic:
discount (with partial capitalization through 12/31/13) 8.28% 12/31/33		4,524,287	2,680,640
0.785% 8/3/12 (k)		2,525,625	2,458,600
2.5% 12/31/38 (d)		3,990,000	1,127,175
7% 9/12/13		6,375,000	5,639,573
7% 10/3/15		7,755,000	5,683,984
Foreign Government and Government Agency Obligations - continued
		Principal Amount (c)	Value
Bahamian Republic 6.95% 11/20/29 (e)		$ 855,000	$ 983,250
Banco Nacional de Desenvolvimento Economico e Social 6.369% 6/16/18 (e)		325,000	374,985
Belarus Republic:
8.75% 8/3/15 (Reg. S)		4,595,000	4,330,788
8.95% 1/26/18		1,085,000	971,075
Bermuda Government 5.603% 7/20/20 (e)		470,000	539,325
Brazilian Federative Republic:
7.125% 1/20/37		540,000	743,850
8.25% 1/20/34		290,000	440,075
8.75% 2/4/25		245,000	368,725
10.125% 5/15/27		1,215,000	2,032,088
12.25% 3/6/30		735,000	1,414,875
Colombian Republic:
4.375% 7/12/21		1,545,000	1,684,050
6.125% 1/18/41		1,585,000	1,961,438
7.375% 9/18/37		2,130,000	2,997,975
10.375% 1/28/33		2,150,000	3,692,625
11.75% 2/25/20		1,050,000	1,659,000
Congo Republic 3% 6/30/29 (d)		2,603,000	1,874,160
Croatia Republic:
6.25% 4/27/17 (e)		2,985,000	2,884,406
6.375% 3/24/21 (e)		2,250,000	2,070,000
6.625% 7/14/20 (e)		1,970,000	1,854,361
6.75% 11/5/19 (e)		2,550,000	2,422,500
Democratic Socialist Republic of Sri Lanka:
6.25% 10/4/20 (e)		2,360,000	2,336,400
6.25% 7/27/21 (e)		1,610,000	1,577,800
7.4% 1/22/15 (e)		1,635,000	1,700,400
Dominican Republic:
1.2754% 8/30/24 (k)		1,350,000	1,215,000
7.5% 5/6/21 (e)		2,580,000	2,709,000
9.04% 1/23/18 (e)		1,185,880	1,304,468
El Salvador Republic:
7.375% 12/1/19 (e)		940,000	1,019,900
7.625% 2/1/41 (e)		525,000	534,188
7.65% 6/15/35 (Reg. S)		1,165,000	1,197,038
7.75% 1/24/23 (Reg. S)		544,000	590,240
8.25% 4/10/32 (Reg. S)		575,000	632,500
Gabonese Republic 8.2% 12/12/17 (e)		935,000	1,091,613
Georgia Republic 6.875% 4/12/21 (e)		2,020,000	2,131,100
Ghana Republic 8.5% 10/4/17 (e)		1,625,000	1,787,500
Foreign Government and Government Agency Obligations - continued
		Principal Amount (c)	Value
Guatemalan Republic 5.75% 6/6/22 (e)		$ 685,000	$ 679,863
Hungarian Republic:
4.75% 2/3/15		6,525,000	6,112,294
7.625% 3/29/41		2,600,000	2,307,500
Indonesian Republic:
4.875% 5/5/21 (e)		1,460,000	1,534,898
5.25% 1/17/42 (e)		1,375,000	1,357,813
5.875% 3/13/20 (e)		1,660,000	1,855,050
6.625% 2/17/37 (e)		1,100,000	1,273,250
6.875% 1/17/18 (e)		1,105,000	1,279,038
7.75% 1/17/38 (e)		1,925,000	2,512,125
8.5% 10/12/35 (Reg. S)		1,685,000	2,342,150
11.625% 3/4/19 (e)		1,720,000	2,468,200
Islamic Republic of Pakistan 7.125% 3/31/16 (e)		3,710,000	3,116,400
Jordanian Kingdom 3.875% 11/12/15		820,000	803,600
Latvian Republic 5.25% 2/22/17 (e)		1,335,000	1,331,663
Lebanese Republic:
4% 12/31/17		3,741,000	3,628,770
5.15% 11/12/18		550,000	539,000
Lithuanian Republic:
6.125% 3/9/21 (e)		1,985,000	2,084,250
6.625% 2/1/22 (e)		1,490,000	1,614,862
7.375% 2/11/20 (e)		2,655,000	3,026,700
Peruvian Republic:
3% 3/7/27 (d)		1,360,000	1,292,000
5.625% 11/18/50		1,620,000	1,863,000
7.35% 7/21/25		1,550,000	2,123,500
8.75% 11/21/33		2,865,000	4,512,375
Philippine Republic:
7.5% 9/25/24		290,000	377,377
7.75% 1/14/31		820,000	1,127,500
9.5% 2/2/30		1,780,000	2,801,364
9.875% 1/15/19		640,000	892,800
10.625% 3/16/25		1,320,000	2,128,500
Polish Government:
3.875% 7/16/15		840,000	871,500
5% 3/23/22		655,000	686,113
5.125% 4/21/21		825,000	874,500
6.375% 7/15/19		2,200,000	2,530,000
Provincia de Cordoba 12.375% 8/17/17 (e)		1,910,000	1,222,400
Republic of Iceland 5.875% 5/11/22 (e)		985,000	962,847
Republic of Iraq 5.8% 1/15/28 (Reg. S)		5,000,000	3,887,500
Foreign Government and Government Agency Obligations - continued
		Principal Amount (c)	Value
Republic of Namibia 5.5% 11/3/21 (e)		$ 1,340,000	$ 1,366,800
Republic of Nigeria 6.75% 1/28/21 (e)		1,355,000	1,436,300
Republic of Serbia 6.75% 11/1/24 (e)		7,904,168	7,350,877
Romanian Republic 6.75% 2/7/22 (e)		2,792,000	2,785,020
Russian Federation:
3.25% 4/4/17 (e)		600,000	600,000
4.5% 4/4/22 (e)		5,800,000	5,887,000
5.625% 4/4/42 (e)		10,000,000	10,175,000
7.5% 3/31/30 (Reg. S)		6,534,185	7,686,162
11% 7/24/18 (Reg. S)		385,000	530,338
12.75% 6/24/28 (Reg. S)		2,485,000	4,361,175
Senegal Republic of 8.75% 5/13/21 (e)		700,000	760,410
Slovakia Republic 4.375% 5/21/22 (e)		990,000	942,975
State of Qatar 5.75% 1/20/42 (e)		945,000	1,048,950
State Oil Company of Azerbaijan Republic 5.45% 2/9/17		355,000	353,545
Turkish Republic:
5.125% 3/25/22		735,000	725,813
5.625% 3/30/21		815,000	847,600
6% 1/14/41		350,000	343,875
6.25% 9/26/22		680,000	726,784
6.75% 4/3/18		1,395,000	1,550,961
6.75% 5/30/40		805,000	869,400
6.875% 3/17/36		2,520,000	2,763,180
7% 9/26/16		1,360,000	1,507,968
7.25% 3/15/15		1,080,000	1,178,604
7.25% 3/5/38		1,250,000	1,431,250
7.375% 2/5/25		2,430,000	2,840,184
7.5% 7/14/17		1,285,000	1,469,783
7.5% 11/7/19		745,000	868,894
8% 2/14/34		490,000	607,600
11.875% 1/15/30		960,000	1,611,648
Ukraine Financing of Infrastructure Projects State Enterprise 8.375% 11/3/17 (e)		1,690,000	1,413,347
Ukraine Government:
6.25% 6/17/16 (e)		1,680,000	1,453,200
6.385% 6/26/12 (e)		2,215,000	2,212,342
6.75% 11/14/17 (e)		1,070,000	918,916
7.65% 6/11/13 (e)		3,115,000	3,029,338
7.75% 9/23/20 (e)		1,430,000	1,235,234
7.95% 2/23/21 (e)		1,425,000	1,238,040
United Arab Emirates 7.75% 10/5/20 (Reg. S)		545,000	592,006
Foreign Government and Government Agency Obligations - continued
		Principal Amount (c)	Value
United Mexican States:
4.75% 3/8/44		$ 14,142,000	$ 14,283,420
5.125% 1/15/20		920,000	1,048,800
5.75% 10/12/10		756,000	803,250
5.95% 3/19/19		300,000	358,500
6.05% 1/11/40		1,236,000	1,501,740
6.75% 9/27/34		720,000	936,000
7.5% 4/8/33		425,000	592,875
8.3% 8/15/31		420,000	625,800
Uruguay Republic:
7.875% 1/15/33 pay-in-kind		2,345,000	3,241,963
8% 11/18/22		2,105,903	2,864,028
Venezuelan Republic:
6% 12/9/20		620,000	399,900
7% 3/31/38		625,000	389,063
7.75% 10/13/19 (Reg. S)		700,000	521,500
8.5% 10/8/14		735,000	716,625
9% 5/7/23 (Reg. S)		2,215,000	1,650,175
9.25% 9/15/27		1,210,000	919,600
9.25% 5/7/28 (Reg. S)		790,000	580,650
9.375% 1/13/34		885,000	646,050
10.75% 9/19/13		1,300,000	1,319,500
11.75% 10/21/26 (Reg. S)		1,410,000	1,198,500
11.95% 8/5/31 (Reg. S)		1,890,000	1,615,950
12.75% 8/23/22		4,070,000	3,815,625
13.625% 8/15/18		848,000	856,480
Vietnamese Socialist Republic:
1.5567% 3/12/16 (k)		1,026,087	913,217
4% 3/12/28 (d)		4,595,000	3,721,950
6.875% 1/15/16 (e)		1,955,000	2,042,975
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $250,923,590)			265,022,027
Common Stocks - 0.0%
	Shares	Value
TELECOMMUNICATION SERVICES - 0.0%
Wireless Telecommunication Services - 0.0%
CUI Acquisition Corp. Class E (e) (Cost $1,258,919)	1	$ 863,100
Preferred Stocks - 0.1%

Convertible Preferred Stocks - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Automobiles - 0.0%
General Motors Co. 4.75%	80,100	2,941,272
FINANCIALS - 0.0%
Real Estate Investment Trusts - 0.0%
Alexandria Real Estate Equities, Inc. Series D 7.00%	9,000	230,625
TOTAL CONVERTIBLE PREFERRED STOCKS		3,171,897
Nonconvertible Preferred Stocks - 0.1%
FINANCIALS - 0.1%
Real Estate Investment Trusts - 0.1%
Alexandria Real Estate Equities, Inc. Series E, 6.45%	15,000	384,600
Annaly Capital Management, Inc. Series C, 7.625%	27,600	683,100
Apartment Investment & Management Co. Series U, 7.75%	5,000	127,000
CBL & Associates Properties, Inc. 7.375%	7,720	192,846
Cedar Shopping Centers, Inc. 8.875%	5,000	125,550
Corporate Office Properties Trust Series H, 7.50%	5,000	126,550
Digital Realty Trust, Inc. Series E, 7.00%	10,000	258,400
Equity Lifestyle Properties, Inc. 8.034%	22,162	573,109
Essex Property Trust, Inc. Series H, 7.125%	9,354	246,384
First Potomac Realty Trust 7.75%	15,000	375,000
Hersha Hospitality Trust Series B, 8.00%	13,844	350,807
Hospitality Properties Trust Series D, 7.125%	10,000	263,500
LaSalle Hotel Properties Series H, 7.50%	10,000	256,500
PS Business Parks, Inc.:
6.875%	10,000	268,900
Series S, 6.45%	21,000	556,080
Public Storage:
Series P, 6.50%	12,000	336,720
Series R, 6.35%	10,500	288,015
Series S, 5.90%	20,000	524,200
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Realty Income Corp. Series F, 6.625%	12,000	$ 312,840
Regency Centers Corp. Series 6, 6.625%	5,510	142,654
Stag Industrial, Inc. Series A, 9.00%	20,000	515,000
		6,907,755
TOTAL PREFERRED STOCKS (Cost $10,697,717)		10,079,652
Floating Rate Loans - 0.4%
	Principal Amount (c)
CONSUMER DISCRETIONARY - 0.2%
Auto Components - 0.1%
Federal-Mogul Corp.:
Tranche B, term loan 2.1775% 12/27/14 (k)	$ 3,342,933	3,142,357
Tranche C, term loan 2.1775% 12/27/15 (k)	2,099,785	1,973,798
		5,116,155
Automobiles - 0.0%
Chrysler Group LLC Tranche B, term loan 6% 5/24/17 (k)	2,783,963	2,773,523
Diversified Consumer Services - 0.0%
Visant Corp. Tranche B, term loan 5.25% 12/22/16 (k)	2,015,623	1,970,271
Hotels, Restaurants & Leisure - 0.0%
Extended Stay America, Inc. term loan 9.75% 11/1/15	1,000,000	1,010,000
Landry's Restaurants, Inc. Tranche B, term loan 6.5% 4/24/18 (k)	1,915,000	1,912,606
		2,922,606
Leisure Equipment & Products - 0.0%
SRAM LLC. Tranche B 1LN, term loan 4.7685% 6/7/18 (k)	767,801	760,123
Media - 0.1%
Harron Communications LP Tranche B, term loan 5.5% 10/6/17 (k)	1,868,088	1,868,088
Newsday LLC term loan 10.5% 8/1/13	3,505,000	3,566,338
Floating Rate Loans - continued
	Principal Amount (c)	Value
CONSUMER DISCRETIONARY - continued
Media - continued
Univision Communications, Inc. term loan 4.4888% 3/31/17 (k)	$ 4,421,098	$ 4,050,831
UPC Broadband Holding BV Tranche AB, term loan 4.75% 12/31/17 (k)	1,250,000	1,225,000
		10,710,257
Multiline Retail - 0.0%
Neiman Marcus Group, Inc. Tranche B, term loan 4.75% 5/16/18 (k)	1,680,000	1,650,600
Specialty Retail - 0.0%
PETCO Animal Supplies, Inc. term loan 4.5% 11/24/17 (k)	338,100	334,719
TOTAL CONSUMER DISCRETIONARY		26,238,254
CONSUMER STAPLES - 0.0%
Food & Staples Retailing - 0.0%
SUPERVALU, Inc. Tranche B 3LN, term loan 4.5% 4/29/18 (k)	1,400,850	1,376,923
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Arch Coal, Inc. Tranche B, term loan 5.75% 5/16/18 (k)	635,000	615,950
Crestwood Holdings Partners LLC Tranche B, term loan 9.75% 3/26/18 (k)	1,260,000	1,266,300
Energy Transfer Equity LP Tranche B, term loan 3.75% 3/23/17 (k)	1,855,000	1,799,350
		3,681,600
FINANCIALS - 0.1%
Diversified Financial Services - 0.0%
Flying Fortress, Inc. Tranche 3, term loan 5% 6/30/17 (k)	1,615,000	1,600,950
Insurance - 0.1%
Asurion Corp.:
Tranche 1st LN, term loan 5.5% 5/24/18 (k)	1,537,386	1,514,326
Tranche 2nd LN, term loan 9% 5/24/19 (k)	3,255,000	3,263,138
Lonestar Inter Super Hld LLC term loan 11% 9/2/19 (k)	1,925,000	1,953,875
		6,731,339
Real Estate Management & Development - 0.0%
Capital Automotive LP term loan 5.25% 3/11/17 (k)	623,099	610,637
Floating Rate Loans - continued
	Principal Amount (c)	Value
FINANCIALS - continued
Real Estate Management & Development - continued
CityCenter term loan 8.75% 7/1/13 (k)	$ 1,000,000	$ 990,500
EOP Operating LP term loan 1.9888% 2/5/13 (k)	1,000,000	945,000
		2,546,137
TOTAL FINANCIALS		10,878,426
HEALTH CARE - 0.0%
Health Care Providers & Services - 0.0%
Quintiles Transnational Corp. Tranche B, term loan 5% 6/8/18 (k)	2,227,143	2,188,168
INDUSTRIALS - 0.1%
Airlines - 0.1%
Delta Air Lines, Inc. Tranche B, term loan 5.5% 4/20/17 (k)	2,774,038	2,767,102
US Airways Group, Inc. term loan 2.7398% 3/23/14 (k)	2,770,765	2,625,300
		5,392,402
Construction & Engineering - 0.0%
Drumm Investors LLC Tranche B, term loan 5% 5/4/18 (k)	540,815	502,958
Machinery - 0.0%
Colfax Corp. Tranche B, term loan 4.5% 9/12/18 (k)	2,523,675	2,517,366
Husky Intermediate, Inc. Tranche B, term loan 6.5% 6/30/18 (k)	2,277,788	2,260,704
		4,778,070
TOTAL INDUSTRIALS		10,673,430
MATERIALS - 0.0%
Chemicals - 0.0%
Ascend Performance Materials Operation LLC Tranche B, term loan 6.75% 4/10/18 (k)	2,220,000	2,153,400
Containers & Packaging - 0.0%
Anchor Glass Container Corp. Tranche 2LN, term loan 10% 9/2/16 (k)	2,065,000	2,067,581
Metals & Mining - 0.0%
JMC Steel Group, Inc. term loan 4.75% 4/1/17 (k)	2,103,633	2,098,374
TOTAL MATERIALS		6,319,355
Floating Rate Loans - continued
	Principal Amount (c)	Value
TELECOMMUNICATION SERVICES - 0.0%
Wireless Telecommunication Services - 0.0%
Intelsat Jackson Holdings SA term loan 3.2388% 2/1/14 (k)	$ 2,425,000	$ 2,370,438
UTILITIES - 0.0%
Independent Power Producers & Energy Traders - 0.0%
The AES Corp. Tranche B, term loan 4.25% 5/27/18 (k)	371,250	366,164
TOTAL FLOATING RATE LOANS (Cost $62,622,290)		64,092,758
Sovereign Loan Participations - 0.0%

Indonesian Republic loan participation:
Citibank 1.25% 12/14/19 (k)	1,607,627	1,503,131
Goldman Sachs 1.25% 12/14/19 (k)	1,377,778	1,288,222
0% 12/14/19 (k)	106,286	99,377
TOTAL SOVEREIGN LOAN PARTICIPATIONS (Cost $2,663,414)		2,890,730
Bank Notes - 0.0%

Wachovia Bank NA 6% 11/15/17 (Cost $2,431,181)	2,243,000	2,589,360
Fixed-Income Funds - 24.6%
	Shares
Fidelity Floating Rate Central Fund (l)	4,333,097	436,776,155
Fidelity Mortgage Backed Securities Central Fund (l)	28,150,958	3,074,084,635
TOTAL FIXED-INCOME FUNDS (Cost $3,269,466,764)		3,510,860,790
Preferred Securities - 0.0%
	Principal Amount (c)
CONSUMER DISCRETIONARY - 0.0%
Media - 0.0%
Globo Comunicacoes e Participacoes SA 6.25% (d)(e)(f)	1,280,000	1,369,011
Preferred Securities - continued
	Principal Amount (c)	Value
MATERIALS - 0.0%
Metals & Mining - 0.0%
CSN Islands XII Corp. 7% (Reg. S) (f)	1,980,000	$ 1,926,788
TOTAL PREFERRED SECURITIES (Cost $3,233,628)		3,295,799
Money Market Funds - 7.1%
	Shares
Fidelity Cash Central Fund, 0.17% (a) (Cost $1,019,042,421)	1,019,042,421	1,019,042,421
Cash Equivalents - 0.0%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 0.19%, dated 5/31/12 due 6/1/12 (Collateralized by U.S. Government Obligations) # (Cost $2,331,000)	$ 2,331,012	2,331,000
TOTAL INVESTMENT PORTFOLIO - 105.0% (Cost $14,056,295,882)		14,998,857,510
NET OTHER ASSETS (LIABILITIES) - (5.0)%		(719,256,765)
NET ASSETS - 100%		$ 14,279,600,745
TBA Sale Commitments
	Principal Amount (c)
Fannie Mae
3.5% 6/1/42	$ (3,000,000)	(3,150,964)
3.5% 6/1/42	(10,000,000)	(10,503,214)
3.5% 6/1/42	(10,000,000)	(10,503,214)
3.5% 6/1/42	(3,000,000)	(3,150,964)
3.5% 6/1/42	(20,000,000)	(21,006,428)
3.5% 6/1/42	(8,000,000)	(8,402,571)
4% 6/1/42	(35,000,000)	(37,286,144)
4.5% 6/13/42	(8,000,000)	(8,583,588)
4.5% 6/13/42	(12,000,000)	(12,875,382)
TOTAL TBA SALE COMMITMENTS (Proceeds $114,778,908)		$ (115,462,469)
Swap Agreements
	Expiration Date	Notional Amount	Value
Credit Default Swaps

Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Credit Suisse First Boston upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Premium Received/(Paid) $480,000) (j)

	Sept. 2037	$ 1,771,914	$ (1,680,013)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Credit Suisse First Boston upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Premium Received/(Paid) $1,058,000) (j)	Sept. 2037	2,037,701	(1,932,015)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to JPMorgan Chase, Inc. upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Premium Received/(Paid) $651,000) (j)	Sept. 2037	1,240,340	(1,176,009)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to UBS upon each credit event of one of the issues of ABX AA 07-1 Index, par value of the proportional notional amount (Rating-C) (Upfront Premium Received/(Paid) $936,000) (j)	Sept. 2037	3,189,445	(3,024,024)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to UBS upon each credit event of one of the issues of ABX AA 07-1 Index, par value of the proportional notional amount (Rating-C) (Upfront Premium Received/(Paid) $347,750) (j)	Sept. 2037	1,151,744	(1,092,009)
Receive monthly notional amount multiplied by 1.545% and pay UBS upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC6 Class M3, 5.6413% 7/25/34 (Rating-Ca) (i)	August 2034	23,352	(17,305)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued

Receive monthly notional amount multiplied by 2.4% and pay Deutsche Bank upon credit event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-A Class B3, 7.2288% 1/25/34 (Rating-C) (i)

	Feb. 2034	$ 787	$ (756)
Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-HE7, Class B3, 9.01% 8/25/34 (Rating-C) (i)	Sept. 2034	22,651	(19,653)
TOTAL CREDIT DEFAULT SWAPS		$ 9,437,934	$ (8,941,784)
Interest Rate Swaps
Receive semi-annually a fixed rate equal to 1.2857% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	June 2012	200,000,000	1,036,520
$ 209,437,934	$ (7,905,264)
Currency Abbreviations
CAD	-	Canadian dollar
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b) Non-income producing - Security is in default.
(c) Principal Amount (c) is stated in United States dollars unless otherwise noted.
(d) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $967,585,711 or 6.8% of net assets.

(f) Security is perpetual in nature with no stated maturity date.
(g) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(h) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $9,109,478.

(i) Represents a credit default swap contract in which the Fund has sold protection on the underlying reference entity. The value of each credit default swap and the credit rating can be measures of the current payment/performance risk. For the underlying reference entity, ratings disclosed are from Moody's Investors Service, Inc. Where Moody's ratings are not available, S&P ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes. Where a credit rating is not disclosed, the value is used as the measure of the payment/performance risk.

(j) Represents a credit default swap based on a tradable index of home equity asset-backed debt securities. The value of each credit default swap and the credit rating can be measures of the current payment/performance risk. In addition, the swap represents a contract in which the Fund has sold protection on the index of underlying securities. Ratings represent a weighted average of the ratings of all securities included in the index. Ratings used in the weighted average are from Moody's Investors Service, Inc., or S&P where Moody's ratings are not available. All ratings are as of the report date and do not reflect subsequent changes.

(k) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(l) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

(m) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

(n) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $663,803 or 0.0% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
ACGS Series 2004-1 Class P, 7.4651% 8/1/19	2/17/11	$ 478,025
GMAC Commercial Mortgage Securities, Inc. Series 1999-C2I Class K, 6.481% 9/15/33	3/23/07 - 12/4/09	$ 173,625
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$2,331,000 due 6/01/12 at 0.19%
Barclays Capital, Inc.	$ 650,280
Merrill Lynch, Pierce, Fenner & Smith, Inc.	458,193
UBS Securities LLC	1,222,527
$ 2,331,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 639,270
Fidelity Floating Rate Central Fund	21,182,079
Fidelity Mortgage Backed Securities Central Fund	62,721,194
Total	$ 84,542,543
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Floating Rate Central Fund	$ 389,816,805	$ 170,801,442	$ 149,887,472	$ 436,776,155	28.4%
Fidelity Mortgage Backed Securities Central Fund	2,813,030,905	532,936,506	299,862,393	3,074,084,635	20.6%
Total	$ 3,202,847,710	$ 703,737,948	$ 449,749,865	$ 3,510,860,790
Other Information

The following is a summary of the inputs used, as of May 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 2,941,272	$ 2,941,272	$ -	$ -
Financials	7,138,380	6,224,655	913,725	-
Telecommunication Services	863,100	-	-	863,100
Corporate Bonds	3,252,309,578	-	3,251,936,221	373,357
U.S. Government and Government Agency Obligations	4,327,672,974	-	4,327,672,974	-
U.S. Government Agency - Mortgage Securities	1,408,015,454	-	1,408,015,454	-
Asset-Backed Securities	269,413,703	-	249,276,995	20,136,708
Collateralized Mortgage Obligations	74,398,978	-	71,099,340	3,299,638
Commercial Mortgage Securities	732,475,650	-	679,119,060	53,356,590
Municipal Securities	53,503,536	-	53,503,536	-
Foreign Government and Government Agency Obligations	265,022,027	-	263,730,027	1,292,000
Floating Rate Loans	64,092,758	-	61,147,258	2,945,500
Sovereign Loan Participations	2,890,730	-	2,890,730	-
Bank Notes	2,589,360	-	2,589,360	-
Fixed-Income Funds	3,510,860,790	3,510,860,790	-	-
Preferred Securities	3,295,799	-	3,295,799	-
Money Market Funds	1,019,042,421	1,019,042,421	-	-
Cash Equivalents	2,331,000	-	2,331,000	-
Total Investments in Securities:	$ 14,998,857,510	$ 4,539,069,138	$ 10,377,521,479	$ 82,266,893
Derivative Instruments:
Assets
Swap Agreements	$ 1,036,520	$ -	$ 1,036,520	$ -
Liabilities
Swap Agreements	$ (8,941,784)	$ -	$ (8,904,070)	$ (37,714)
Total Derivative Instruments:	$ (7,905,264)	$ -	$ (7,867,550)	$ (37,714)
Other Financial Instruments:
TBA Sale Commitments	$ (115,462,469)	$ -	$ (115,462,469)	$ -
The following is a reconciliation of Investments in Securities and Derivative Instruments for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 93,393,811
Total Realized Gain (Loss)	1,513,830
Total Unrealized Gain (Loss)	(6,895,603)
Cost of Purchases	4,383,301
Proceeds of Sales	(18,261,564)
Amortization/Accretion	1,464,834
Transfers in to Level 3	34,458,236
Transfers out of Level 3	(27,789,952)
Ending Balance	$ 82,266,893
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at May 31, 2012	$ (5,755,134)
Derivative Instruments:
Swap Agreements
Beginning Balance	$ (32,859)
Total Unrealized Gain (Loss)	(4,855)
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ (37,714)
Realized gain (loss) on Swap Agreements for the period	$ 1,226
The change in unrealized gain (loss) for the period attributable to Level 3 Swap Agreements held at May 31, 2012	$ (4,855)

The information used in the above reconciliations represents fiscal year to date activity for any Investments in Securities and Derivative Instruments identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At May 31, 2012, the cost of investment securities for income tax purposes was $14,160,536,682. Net unrealized appreciation aggregated $838,320,828, of which $898,925,100 related to appreciated investment securities and $60,604,272 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, bank notes, floating rate loans, foreign government and government agency obligations, municipal securities, preferred securities, U.S. government and government agency obligations, and sovereign loan participations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

For asset backed securities, collateralized mortgage obligations, commercial mortgage securities, and U.S. government agency mortgage securities, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy. Swaps are marked-to-market daily based on valuations from independent pricing services or dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Pricing services utilize matrix pricing which considers comparisons to interest rate curves, credit spread curves, default possibilities and recovery rates and, as a result, swaps are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Credit Default Swap Agreements

The Fund entered into credit default swaps, which are agreements with a counterparty that enable the Fund to buy or sell protection on a debt security or a basket of securities against a defined credit event. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional Principal Amount (c). In return for these payments, the seller acts as a guarantor of the creditworthiness of a reference obligation. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to provide a measure of protection against defaults of an issuer. The issuer may be either a single issuer or a basket of issuers. Periodic payments are made over the life of the contract provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay, obligation acceleration or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller.

As a seller, if an underlying credit event occurs, the Fund will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the reference obligation or underlying securities comprising an index or pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. As a buyer, if an underlying credit event occurs, the Fund will either receive from the seller an amount equal to the notional amount of the swap and deliver the reference obligation or underlying securities comprising an index or receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index.

Credit default swaps are marked-to-market daily and changes in value are recorded as unrealized appreciation or (depreciation). Any upfront premiums paid or received upon entering a swap to compensate for differences between stated terms of the agreement and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded as realized gain or (loss) ratably over the term of the swap. Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Realized gain or (loss) is also recorded in the event of an early termination of a swap.

The Fund is exposed to additional risks from investing in credit default swaps, such as liquidity risk and counterparty risk. Liquidity risk is the risk that the Fund will be unable to close out a credit default swap in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain over-the-counter (OTC) derivatives such as credit default swaps, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement on a bilateral basis with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the counterparty. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivatives contracts under an ISDA Master Agreement exceed certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on OTC derivatives in an amount not less than the counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

The notional amount of credit default swaps approximates the maximum potential amount of future payments that the Fund could be required to make if the Fund is the seller and a credit event were to occur. The total notional amount of all credit default swaps open at period end where the Fund is the seller amounted to $9,437,934 representing 0.07% of net assets.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Government Income Fund

May 31, 2012

1.800338.108

GOV-QTLY-0712

Investments May 31, 2012 (Unaudited)

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 53.7%
	Principal Amount (000s)	Value (000s)
U.S. Government Agency Obligations - 6.1%
Fannie Mae:
0.375% 12/28/12	$ 50,670	$ 50,728
0.5% 5/27/15	8,756	8,741
0.5% 7/2/15	68,255	68,091
0.75% 12/18/13	7,805	7,862
4.75% 11/19/12	2,000	2,043
Federal Home Loan Bank:
0.375% 11/27/13	12,245	12,259
0.875% 8/22/12	8,580	8,594
1% 6/21/17	14,860	14,893
Freddie Mac:
0.625% 12/29/14	11,668	11,707
1% 7/30/14	9,905	10,033
1% 8/27/14	15,111	15,324
1.25% 5/12/17	53,600	54,330
Private Export Funding Corp. secured 4.974% 8/15/13	22,940	24,191
Small Business Administration guaranteed development participation certificates:
Series 2002-20J Class 1, 4.75% 10/1/22	3,336	3,669
Series 2002-20K Class 1, 5.08% 11/1/22	6,432	7,125
Series 2003-P10B, Class 1 5.136% 8/10/13	1,966	2,043
Series 2004-20H Class 1, 5.17% 8/1/24	2,104	2,352
Tennessee Valley Authority:
5.25% 9/15/39	12,000	15,805
5.375% 4/1/56	8,429	11,842
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		331,632
U.S. Treasury Inflation Protected Obligations - 0.3%
U.S. Treasury Inflation-Indexed Bonds 0.75% 2/15/42	17,753	19,074
U.S. Treasury Obligations - 46.1%
U.S. Treasury Bonds:
3% 5/15/42	10,000	10,719
3.125% 2/15/42	42,209	46,338
3.75% 8/15/41	42,345	52,144
4.375% 2/15/38	14,154	19,170
4.375% 5/15/41	111,265	151,738
5% 5/15/37 (c)	25,846	38,062
5.25% 11/15/28	23,775	34,043
5.25% 2/15/29	10,000	14,356
5.375% 2/15/31	7,837	11,624
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Bonds: - continued
6.125% 11/15/27	$ 72,365	$ 111,193
6.125% 8/15/29	2,877	4,522
9.875% 11/15/15	10,285	13,621
U.S. Treasury Notes:
0.125% 8/31/13	82,800	82,693
0.125% 12/31/13	40,165	40,079
0.25% 1/31/14	90,253	90,239
0.25% 3/31/14	22,264	22,257
0.25% 5/31/14	243,336	243,259
0.25% 9/15/14	71,417	71,344
0.25% 12/15/14	30,000	29,944
0.25% 1/15/15	100,018	99,823
0.25% 2/15/15	125,315	125,011
0.375% 7/31/13	11,710	11,730
0.375% 11/15/14	30,000	30,045
0.375% 3/15/15	8,495	8,502
0.5% 8/15/14	83,265	83,642
0.5% 10/15/14	90,000	90,415
0.625% 7/15/14	46,384	46,707
0.625% 5/31/17	15,000	14,973
0.875% 11/30/16	29,402	29,776
0.875% 4/30/17	35,024	35,410
1% 10/31/16	47,700	48,557
1.125% 5/31/19	151,777	152,844
1.375% 11/30/15	470	485
1.75% 7/31/15	28,800	30,017
1.75% 5/15/22	10,000	10,166
1.875% 8/31/17	47,000	49,743
1.875% 9/30/17	87,400	92,514
2% 2/15/22	77,883	81,108
2.125% 11/30/14	21,500	22,459
2.125% 5/31/15	4,176	4,393
2.125% 8/15/21	3,876	4,100
2.375% 8/31/14	20,000	20,925
2.375% 9/30/14	13,017	13,646
2.375% 10/31/14	77,497	81,323
2.375% 6/30/18	26,608	28,992
2.5% 6/30/17	10,000	10,894
2.625% 7/31/14 (d)	16,179	16,989
2.75% 11/30/16	18,530	20,286
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
3.125% 1/31/17	$ 60,773	$ 67,695
4% 2/15/15	12,619	13,855
4.25% 8/15/15	13,117	14,720
4.5% 5/15/17	24,685	29,292
4.75% 8/15/17	12,983	15,671
TOTAL U.S. TREASURY OBLIGATIONS		2,494,053
Other Government Related - 1.2%
Bank of America Corp. 3.125% 6/15/12 (FDIC Guaranteed) (a)	3,719	3,722
General Electric Capital Corp.:
2% 9/28/12 (FDIC Guaranteed) (a)	11,000	11,063
2.625% 12/28/12 (FDIC Guaranteed) (a)	16,154	16,371
Goldman Sachs Group, Inc. 3.25% 6/15/12 (FDIC Guaranteed) (a)	3,714	3,717
JPMorgan Chase & Co. 2.2% 6/15/12 (FDIC Guaranteed) (a)	9,200	9,205
National Credit Union Administration Guaranteed Notes:
Series 2010-A1 Class A, 0.5888% 12/7/20 (NCUA Guaranteed) (e)	10,468	10,506
Series 2011-R4 Class 1A, 0.6213% 3/6/20 (NCUA Guaranteed) (e)	9,771	9,777
TOTAL OTHER GOVERNMENT RELATED		64,361
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $2,770,738)		2,909,120
U.S. Government Agency - Mortgage Securities - 11.1%

Fannie Mae - 7.2%
2.066% 10/1/33 (e)	279	293
2.15% 3/1/35 (e)	265	279
2.223% 11/1/33 (e)	812	859
2.235% 2/1/33 (e)	307	322
2.239% 10/1/33 (e)	139	146
2.242% 12/1/34 (e)	286	300
2.257% 7/1/35 (e)	133	140
2.301% 7/1/34 (e)	169	179
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
2.303% 6/1/36 (e)	$ 222	$ 238
2.332% 3/1/35 (e)	161	170
2.384% 2/1/36 (e)	678	719
2.424% 10/1/33 (e)	231	245
2.425% 3/1/35 (e)	40	42
2.564% 11/1/36 (e)	190	204
2.647% 5/1/36 (e)	409	438
2.678% 7/1/35 (e)	516	552
3.483% 3/1/40 (e)	7,493	7,790
3.5% 6/1/42 (b)	97,000	101,881
3.5% 6/1/42 (b)	97,000	101,881
3.5% 6/1/42 (b)	100,000	105,032
4% 1/1/41 to 2/1/42	10,962	11,714
4% 6/1/42 (b)	21,900	23,330
4% 7/1/42 (b)	21,900	23,282
4.5% 3/1/41	5,227	5,711
5% 12/1/25	126	137
5.718% 3/1/36 (e)	2,181	2,310
5.954% 3/1/37 (e)	446	481
6.5% 2/1/17 to 5/1/27	1,354	1,519
7% 7/1/13	1	1
9% 5/1/14	83	85
9.5% 10/1/20	41	48
11.25% 5/1/14	1	1
11.5% 6/15/19 to 1/15/21	135	142
		390,471
Freddie Mac - 0.5%
2.119% 3/1/35 (e)	802	830
2.13% 5/1/37 (e)	487	516
2.526% 2/1/36 (e)	97	103
2.636% 6/1/35 (e)	766	821
2.795% 7/1/36 (e)	743	796
2.798% 7/1/35 (e)	1,815	1,941
3.135% 3/1/33 (e)	55	59
3.286% 4/1/35 (e)	290	307
3.342% 10/1/35 (e)	315	337
4.5% 5/1/39 to 10/1/41	8,780	9,456
5.5% 12/1/27 to 7/1/35	8,567	9,384
9% 9/1/14	0*	0*
9.5% 5/1/17 to 8/1/21	81	91
9.75% 8/1/14	61	67
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Freddie Mac - continued
11% 5/1/14	$ 17	$ 18
12% 3/1/15	0*	0*
12.5% 2/1/14 to 6/1/15	1	1
13% 6/1/14 to 10/1/14	0*	0*
		24,727
Ginnie Mae - 3.4%
4.55% 5/1/62 (i)	39,233	44,126
4.604% 3/20/62 (i)	11,493	12,952
4.626% 3/20/62 (i)	8,447	9,515
4.65% 3/20/62 (i)	7,279	8,212
4.684% 1/20/62 (i)	25,646	28,886
4.804% 3/20/61 (i)	14,185	15,849
4.834% 3/20/61 (i)	24,689	27,651
5.492% 4/20/60 (i)	23,592	26,865
5.612% 4/20/58 (i)	11,227	11,968
		186,024
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $594,513)		601,222
Collateralized Mortgage Obligations - 10.1%

U.S. Government Agency - 10.1%
Fannie Mae:
floater:
Series 2001-38 Class QF, 1.2188% 8/25/31 (e)	288	292
Series 2002-49 Class FB, 0.8398% 11/18/31 (e)	337	338
Series 2002-60 Class FV, 1.2388% 4/25/32 (e)	143	145
Series 2002-75 Class FA, 1.2388% 11/25/32 (e)	292	297
Series 2010-15 Class FJ, 1.1688% 6/25/36 (e)	24,792	25,130
planned amortization:
Series 2005-19 Class PA, 5.5% 7/25/34	7,213	8,010
Series 2005-64 Class PX, 5.5% 6/25/35	7,124	7,973
planned amortization class:
Series 1993-240 Class PD, 6.25% 12/25/13	524	538
Series 2003-113 Class PE, 4% 11/25/18	7,545	8,072
Series 2006-45 Class OP, 6/25/36 (h)	3,557	3,325
Series 2010-118 Class PB, 4.5% 10/25/40	7,053	7,893
sequential payer:
Series 2004-91 Class Z, 5% 12/25/34	9,595	10,960
Series 2005-117, Class JN, 4.5% 1/25/36	645	730
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Fannie Mae: - continued
sequential payer:
Series 2005-14 Class ZB, 5% 3/25/35	$ 3,417	$ 3,906
Series 2005-47 Class HK, 4.5% 6/25/20	7,798	8,484
Series 2006-72 Class CY, 6% 8/25/26	10,215	11,853
Series 2007-113 Class DB, 4.5% 12/25/22	12,440	13,902
Series 2009-14 Class EB, 4.5% 3/25/24	7,840	8,546
Series 2010-97 Class CX, 4.5% 9/25/25	10,813	12,486
Series 2007-113 Class JD, 4.5% 12/25/22	12,766	14,218
Series 2009-82 Class FD, 1.0888% 10/25/39 (e)	10,849	11,002
Series 2009-85 Class IB, 4.5% 8/25/24 (g)	2,520	204
Series 2009-93 Class IC, 4.5% 9/25/24 (g)	4,353	336
Series 2010-109 Class IM, 5.5% 9/25/40 (g)	19,039	2,966
Series 2010-139 Class NI, 4.5% 2/25/40 (g)	10,955	1,537
Series 2010-39 Class FG, 1.1588% 3/25/36 (e)	13,300	13,522
Series 2010-97 Class CI, 4.5% 8/25/25 (g)	8,762	810
Freddie Mac:
floater:
Series 2530 Class FE, 0.8388% 2/15/32 (e)	200	201
Series 2630 Class FL, 0.7388% 6/15/18 (e)	303	305
Series 2711 Class FC, 1.1388% 2/15/33 (e)	8,060	8,189
Series 3008 Class SM, 0% 7/15/35 (e)	76	76
Series 3419 Class FD, 1.0088% 2/15/38 (e)	10,855	10,992
planned amortization class:
Series 1141 Class G, 9% 9/15/21	161	186
Series 2115 Class PE, 6% 1/15/14	101	104
Series 2356 Class GD, 6% 9/15/16	143	152
Series 2376 Class JE, 5.5% 11/15/16	998	1,068
Series 2381 Class OG, 5.5% 11/15/16	624	666
Series 2640 Class GE, 4.5% 7/15/18	7,079	7,482
Series 2672 Class MG, 5% 9/15/23	7,120	8,241
Series 2682 Class LD, 4.5% 10/15/33	777	880
Series 2810 Class PD, 6% 6/15/33	466	486
sequential payer:
Series 2570 Class CU, 4.5% 7/15/17	75	75
Series 2587 Class AD, 4.71% 3/15/33	5,785	6,701
Series 2773 Class HC, 4.5% 4/15/19	704	780
Series 2877 Class ZD, 5% 10/15/34	12,453	14,135
Series 2987 Class HE, 4.5% 6/15/20	11,260	12,017
Series 3007 Class EW, 5.5% 7/15/25	8,875	10,443
Series 3277 Class B, 4% 2/15/22	5,900	6,466
Series 3578, Class B, 4.5% 9/15/24	7,927	8,689
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Freddie Mac: - continued
Series 2682 Class FB, 1.1388% 10/15/33 (e)	$ 14,199	$ 14,419
Ginnie Mae Series 2012-64 Class KB 3.035% 5/20/41 (e)	5,170	5,580
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2008-57 Class BF, 1.0698% 7/20/38 (e)	13,138	13,344
Series 2008-73:
Class FA, 1.0998% 8/20/38 (e)	6,550	6,645
Class FK, 0.9998% 8/20/38 (e)	14,157	14,334
Series 2008-83 Class FB, 1.1398% 9/20/38 (e)	6,404	6,500
Series 2011-H21 Class FA, 0.8398% 10/20/61 (e)(i)	10,428	10,444
Series 2012-H01 Class FA, 0.9398% 11/20/61 (e)(i)	8,253	8,310
Series 2012-H03 Class FA, 0.9428% 1/20/62 (e)(i)	4,955	4,990
Series 2012-H06 Class FA, 0.8698% 1/20/62 (e)(i)	7,649	7,673
Series 2012-H07 Class FA, 0.8698% 3/20/62 (e)(i)	4,460	4,463
planned amortization Series 2011-61 Class OP, 5/20/40 (h)	10,223	9,373
sequential payer Series 2011-69 Class GX, 4.5% 5/16/40	10,205	11,554
Series 2010-42 Class OP, 4/20/40 (h)	23,146	21,252
Series 2010-H13 Class JA, 5.46% 10/20/59 (i)	17,120	18,928
Series 2010-H15 Class TP, 5.15% 8/20/60 (i)	20,292	23,104
Series 2010-H17 Class XP, 5.302% 7/20/60 (i)	28,378	32,120
Series 2011-71:
Class ZB, 5.5% 8/20/34	21,035	25,536
Class ZC, 5.5% 7/16/34	23,982	28,718
Government National Mortgage Association floater sequential payer Series 2011-150 Class D, 3% 4/20/37	4,441	4,565
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $528,586)		547,661
Commercial Mortgage Securities - 2.7%
	Principal Amount (000s)	Value (000s)
Freddie Mac:
pass-thru certificates Series K708 Class A1, 1.67% 10/25/18	$ 5,260	$ 5,350
sequential payer:
Series K009 Class A2, 3.808% 8/25/20	5,880	6,541
Series K006 Class A2, 4.251% 1/25/20	24,840	28,220
Series K017 Class A2, 2.873% 12/25/21	28,660	30,008
Series K705 Class A1, 1.626% 7/25/18	14,028	14,244
Series K706:
Class A1, 1.691% 6/25/18	13,265	13,489
Class A2, 2.323% 10/25/18	16,500	17,031
Freddie Mac Multi-Class pass-thru certificates:
floater Series K707 Class A2, 2.22% 12/25/18	20,970	21,531
Series K501 Class A2, 1.655% 11/25/16	9,650	9,823
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $143,596)		146,237
Nonconvertible Bonds - 1.9%

FINANCIALS - 1.9%
Diversified Financial Services - 1.9%
National Credit Union Administration Guaranteed Notes Master Trust 3% 6/12/19 (Cost $100,216)	92,180	100,708
Foreign Government and Government Agency Obligations - 1.7%

Israeli State (guaranteed by U.S. Government through Agency for International Development) 5.5% 9/18/23 (Cost $74,566)	70,567	93,146
Fixed-Income Funds - 25.5%
	Shares
Fidelity Mortgage Backed Securities Central Fund (f) (Cost $1,306,628)	12,620,542	1,378,163
Cash Equivalents - 0.8%
	Maturity Amount (000s)	Value (000s)
Investments in repurchase agreements in a joint trading account at 0.18%, dated 5/31/12 due 6/1/12 (Collateralized by U.S. Government Obligations) # (Cost $45,968)	$ 45,968	$ 45,968
TOTAL INVESTMENT PORTFOLIO - 107.5% (Cost $5,564,811)		5,822,225
NET OTHER ASSETS (LIABILITIES) - (7.5)%		(407,355)
NET ASSETS - 100%		$ 5,414,870
TBA Sale Commitments
	Principal Amount (000s)
Fannie Mae
3.5% 6/1/42	$ (135,000)	(141,793)
3.5% 6/1/42	(63,000)	(66,170)
3.5% 6/1/42	(97,000)	(101,881)
4% 6/1/42	(21,900)	(23,330)
TOTAL TBA SALE COMMITMENTS (Proceeds $329,981)		$ (333,174)
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Treasury Contracts
770 CBOT 10-Year U.S. Treasury Note Contracts	Sept. 2012	$ 103,132	$ 1,172
531 CBOT 2-Year U.S. Treasury Note Contracts	Sept. 2012	117,036	99
142 CBOT Long Term U.S. Treasury Bond Contracts	Sept. 2012	21,260	424
TOTAL TREASURY CONTRACTS		$ 241,428	$ 1,695

The face value of futures purchased as a percentage of net assets is 4.5%
Swap Agreements
	Expiration Date	Notional Amount (000s)	Value (000s)
Interest Rate Swaps
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 0.62625% with JPMorgan Chase, Inc.	June 2014	$ 37,000	$ (8)
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 1.036% with JPMorgan Chase, Inc.	June 2017	15,000	(25)
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 1.79% with JPMorgan Chase, Inc.	June 2022	14,600	(68)
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 2.4375% with JPMorgan Chase, Inc.	June 2042	7,200	(81)
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 3.23% with Credit Suisse First Boston	May 2020	50,000	(6,601)
Receive semi-annually a fixed rate equal to 0.652% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	May 2014	23,000	18
Receive semi-annually a fixed rate equal to 1.072% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	May 2017	9,200	35
Receive semi-annually a fixed rate equal to 1.818% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	May 2022	12,900	102
Receive semi-annually a fixed rate equal to 2.476% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	May 2042	3,100	63
		$ 172,000	$ (6,565)
Legend

(a) Under the Temporary Liquidity Guarantee Program, the Federal Deposit Insurance Corporation guarantees principal and interest in the event of payment default or bankruptcy until the earlier of maturity date of the debt or until June 30, 2012. At the end of the period these securities amounted to $44,078,000 or 0.8% of net assets.

(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $1,546,000.
(d) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $6,572,000.
(e) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(f) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

(g) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.
(h) Principal Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans.
(i) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.
* Amount represents less than $1,000.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$45,968,000 due 6/01/12 at 0.18%
Barclays Capital, Inc.	$ 22,896
Credit Suisse Securities (USA) LLC	13,184
Mizuho Securities USA, Inc.	9,888
$ 45,968
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Mortgage Backed Securities Central Fund	$ 30,148
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Mortgage Backed Securities Central Fund	$ 1,334,455	$ 30,148	$ -	$ 1,378,163	9.2%
Other Information

The following is a summary of the inputs used, as of May 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
U.S. Government and Government Agency Obligations	$ 2,909,120	$ -	$ 2,909,120	$ -
U.S. Government Agency - Mortgage Securities	601,222	-	601,222	-
Collateralized Mortgage Obligations	547,661	-	547,661	-
Commercial Mortgage Securities	146,237	-	146,237	-
Corporate Bonds	100,708	-	100,708	-
Foreign Government and Government Agency Obligations	93,146	-	93,146	-
Fixed-Income Funds	1,378,163	1,378,163	-	-
Cash Equivalents	45,968	-	45,968	-
Total Investments in Securities:	$ 5,822,225	$ 1,378,163	$ 4,444,062	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 1,695	$ 1,695	$ -	$ -
Swap Agreements	218	-	218	-
Total Assets	$ 1,913	$ 1,695	$ 218	$ -
Liabilities
Swap Agreements	$ (6,783)	$ -	$ (6,783)	$ -
Total Derivative Instruments:	$ (4,870)	$ 1,695	$ (6,565)	$ -
Other Financial Instruments:
TBA Sale Commitments	$ (333,174)	$ -	$ (333,174)	$ -
Income Tax Information

At May 31, 2012, the cost of investment securities for income tax purposes was $5,565,077,000. Net unrealized appreciation aggregated $257,148,000, of which $259,025,000 related to appreciated investment securities and $1,877,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, foreign government and government agency obligations and U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

For collateralized mortgage obligations, commercial mortgage securities, and U.S. government agency mortgage securities, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy. Swaps are marked-to-market daily based on valuations from independent pricing services or dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Pricing services utilize matrix pricing which considers comparisons to interest rate curves, credit spread curves, default possibilities and recovery rates and, as a result, swaps are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor® Government
Income Fund
Class A
Class T
Class B
Class C
Institutional Class

May 31, 2012

Class A, Class T, Class B, Class C and
Institutional Class
are classes of
Fidelity® Government Income Fund

1.847931.105

AGVT-QTLY-0712

Investments May 31, 2012 (Unaudited)

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 53.7%
	Principal Amount (000s)	Value (000s)
U.S. Government Agency Obligations - 6.1%
Fannie Mae:
0.375% 12/28/12	$ 50,670	$ 50,728
0.5% 5/27/15	8,756	8,741
0.5% 7/2/15	68,255	68,091
0.75% 12/18/13	7,805	7,862
4.75% 11/19/12	2,000	2,043
Federal Home Loan Bank:
0.375% 11/27/13	12,245	12,259
0.875% 8/22/12	8,580	8,594
1% 6/21/17	14,860	14,893
Freddie Mac:
0.625% 12/29/14	11,668	11,707
1% 7/30/14	9,905	10,033
1% 8/27/14	15,111	15,324
1.25% 5/12/17	53,600	54,330
Private Export Funding Corp. secured 4.974% 8/15/13	22,940	24,191
Small Business Administration guaranteed development participation certificates:
Series 2002-20J Class 1, 4.75% 10/1/22	3,336	3,669
Series 2002-20K Class 1, 5.08% 11/1/22	6,432	7,125
Series 2003-P10B, Class 1 5.136% 8/10/13	1,966	2,043
Series 2004-20H Class 1, 5.17% 8/1/24	2,104	2,352
Tennessee Valley Authority:
5.25% 9/15/39	12,000	15,805
5.375% 4/1/56	8,429	11,842
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		331,632
U.S. Treasury Inflation Protected Obligations - 0.3%
U.S. Treasury Inflation-Indexed Bonds 0.75% 2/15/42	17,753	19,074
U.S. Treasury Obligations - 46.1%
U.S. Treasury Bonds:
3% 5/15/42	10,000	10,719
3.125% 2/15/42	42,209	46,338
3.75% 8/15/41	42,345	52,144
4.375% 2/15/38	14,154	19,170
4.375% 5/15/41	111,265	151,738
5% 5/15/37 (c)	25,846	38,062
5.25% 11/15/28	23,775	34,043
5.25% 2/15/29	10,000	14,356
5.375% 2/15/31	7,837	11,624
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Bonds: - continued
6.125% 11/15/27	$ 72,365	$ 111,193
6.125% 8/15/29	2,877	4,522
9.875% 11/15/15	10,285	13,621
U.S. Treasury Notes:
0.125% 8/31/13	82,800	82,693
0.125% 12/31/13	40,165	40,079
0.25% 1/31/14	90,253	90,239
0.25% 3/31/14	22,264	22,257
0.25% 5/31/14	243,336	243,259
0.25% 9/15/14	71,417	71,344
0.25% 12/15/14	30,000	29,944
0.25% 1/15/15	100,018	99,823
0.25% 2/15/15	125,315	125,011
0.375% 7/31/13	11,710	11,730
0.375% 11/15/14	30,000	30,045
0.375% 3/15/15	8,495	8,502
0.5% 8/15/14	83,265	83,642
0.5% 10/15/14	90,000	90,415
0.625% 7/15/14	46,384	46,707
0.625% 5/31/17	15,000	14,973
0.875% 11/30/16	29,402	29,776
0.875% 4/30/17	35,024	35,410
1% 10/31/16	47,700	48,557
1.125% 5/31/19	151,777	152,844
1.375% 11/30/15	470	485
1.75% 7/31/15	28,800	30,017
1.75% 5/15/22	10,000	10,166
1.875% 8/31/17	47,000	49,743
1.875% 9/30/17	87,400	92,514
2% 2/15/22	77,883	81,108
2.125% 11/30/14	21,500	22,459
2.125% 5/31/15	4,176	4,393
2.125% 8/15/21	3,876	4,100
2.375% 8/31/14	20,000	20,925
2.375% 9/30/14	13,017	13,646
2.375% 10/31/14	77,497	81,323
2.375% 6/30/18	26,608	28,992
2.5% 6/30/17	10,000	10,894
2.625% 7/31/14 (d)	16,179	16,989
2.75% 11/30/16	18,530	20,286
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
3.125% 1/31/17	$ 60,773	$ 67,695
4% 2/15/15	12,619	13,855
4.25% 8/15/15	13,117	14,720
4.5% 5/15/17	24,685	29,292
4.75% 8/15/17	12,983	15,671
TOTAL U.S. TREASURY OBLIGATIONS		2,494,053
Other Government Related - 1.2%
Bank of America Corp. 3.125% 6/15/12 (FDIC Guaranteed) (a)	3,719	3,722
General Electric Capital Corp.:
2% 9/28/12 (FDIC Guaranteed) (a)	11,000	11,063
2.625% 12/28/12 (FDIC Guaranteed) (a)	16,154	16,371
Goldman Sachs Group, Inc. 3.25% 6/15/12 (FDIC Guaranteed) (a)	3,714	3,717
JPMorgan Chase & Co. 2.2% 6/15/12 (FDIC Guaranteed) (a)	9,200	9,205
National Credit Union Administration Guaranteed Notes:
Series 2010-A1 Class A, 0.5888% 12/7/20 (NCUA Guaranteed) (e)	10,468	10,506
Series 2011-R4 Class 1A, 0.6213% 3/6/20 (NCUA Guaranteed) (e)	9,771	9,777
TOTAL OTHER GOVERNMENT RELATED		64,361
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $2,770,738)		2,909,120
U.S. Government Agency - Mortgage Securities - 11.1%

Fannie Mae - 7.2%
2.066% 10/1/33 (e)	279	293
2.15% 3/1/35 (e)	265	279
2.223% 11/1/33 (e)	812	859
2.235% 2/1/33 (e)	307	322
2.239% 10/1/33 (e)	139	146
2.242% 12/1/34 (e)	286	300
2.257% 7/1/35 (e)	133	140
2.301% 7/1/34 (e)	169	179
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
2.303% 6/1/36 (e)	$ 222	$ 238
2.332% 3/1/35 (e)	161	170
2.384% 2/1/36 (e)	678	719
2.424% 10/1/33 (e)	231	245
2.425% 3/1/35 (e)	40	42
2.564% 11/1/36 (e)	190	204
2.647% 5/1/36 (e)	409	438
2.678% 7/1/35 (e)	516	552
3.483% 3/1/40 (e)	7,493	7,790
3.5% 6/1/42 (b)	97,000	101,881
3.5% 6/1/42 (b)	97,000	101,881
3.5% 6/1/42 (b)	100,000	105,032
4% 1/1/41 to 2/1/42	10,962	11,714
4% 6/1/42 (b)	21,900	23,330
4% 7/1/42 (b)	21,900	23,282
4.5% 3/1/41	5,227	5,711
5% 12/1/25	126	137
5.718% 3/1/36 (e)	2,181	2,310
5.954% 3/1/37 (e)	446	481
6.5% 2/1/17 to 5/1/27	1,354	1,519
7% 7/1/13	1	1
9% 5/1/14	83	85
9.5% 10/1/20	41	48
11.25% 5/1/14	1	1
11.5% 6/15/19 to 1/15/21	135	142
		390,471
Freddie Mac - 0.5%
2.119% 3/1/35 (e)	802	830
2.13% 5/1/37 (e)	487	516
2.526% 2/1/36 (e)	97	103
2.636% 6/1/35 (e)	766	821
2.795% 7/1/36 (e)	743	796
2.798% 7/1/35 (e)	1,815	1,941
3.135% 3/1/33 (e)	55	59
3.286% 4/1/35 (e)	290	307
3.342% 10/1/35 (e)	315	337
4.5% 5/1/39 to 10/1/41	8,780	9,456
5.5% 12/1/27 to 7/1/35	8,567	9,384
9% 9/1/14	0*	0*
9.5% 5/1/17 to 8/1/21	81	91
9.75% 8/1/14	61	67
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Freddie Mac - continued
11% 5/1/14	$ 17	$ 18
12% 3/1/15	0*	0*
12.5% 2/1/14 to 6/1/15	1	1
13% 6/1/14 to 10/1/14	0*	0*
		24,727
Ginnie Mae - 3.4%
4.55% 5/1/62 (i)	39,233	44,126
4.604% 3/20/62 (i)	11,493	12,952
4.626% 3/20/62 (i)	8,447	9,515
4.65% 3/20/62 (i)	7,279	8,212
4.684% 1/20/62 (i)	25,646	28,886
4.804% 3/20/61 (i)	14,185	15,849
4.834% 3/20/61 (i)	24,689	27,651
5.492% 4/20/60 (i)	23,592	26,865
5.612% 4/20/58 (i)	11,227	11,968
		186,024
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $594,513)		601,222
Collateralized Mortgage Obligations - 10.1%

U.S. Government Agency - 10.1%
Fannie Mae:
floater:
Series 2001-38 Class QF, 1.2188% 8/25/31 (e)	288	292
Series 2002-49 Class FB, 0.8398% 11/18/31 (e)	337	338
Series 2002-60 Class FV, 1.2388% 4/25/32 (e)	143	145
Series 2002-75 Class FA, 1.2388% 11/25/32 (e)	292	297
Series 2010-15 Class FJ, 1.1688% 6/25/36 (e)	24,792	25,130
planned amortization:
Series 2005-19 Class PA, 5.5% 7/25/34	7,213	8,010
Series 2005-64 Class PX, 5.5% 6/25/35	7,124	7,973
planned amortization class:
Series 1993-240 Class PD, 6.25% 12/25/13	524	538
Series 2003-113 Class PE, 4% 11/25/18	7,545	8,072
Series 2006-45 Class OP, 6/25/36 (h)	3,557	3,325
Series 2010-118 Class PB, 4.5% 10/25/40	7,053	7,893
sequential payer:
Series 2004-91 Class Z, 5% 12/25/34	9,595	10,960
Series 2005-117, Class JN, 4.5% 1/25/36	645	730
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Fannie Mae: - continued
sequential payer:
Series 2005-14 Class ZB, 5% 3/25/35	$ 3,417	$ 3,906
Series 2005-47 Class HK, 4.5% 6/25/20	7,798	8,484
Series 2006-72 Class CY, 6% 8/25/26	10,215	11,853
Series 2007-113 Class DB, 4.5% 12/25/22	12,440	13,902
Series 2009-14 Class EB, 4.5% 3/25/24	7,840	8,546
Series 2010-97 Class CX, 4.5% 9/25/25	10,813	12,486
Series 2007-113 Class JD, 4.5% 12/25/22	12,766	14,218
Series 2009-82 Class FD, 1.0888% 10/25/39 (e)	10,849	11,002
Series 2009-85 Class IB, 4.5% 8/25/24 (g)	2,520	204
Series 2009-93 Class IC, 4.5% 9/25/24 (g)	4,353	336
Series 2010-109 Class IM, 5.5% 9/25/40 (g)	19,039	2,966
Series 2010-139 Class NI, 4.5% 2/25/40 (g)	10,955	1,537
Series 2010-39 Class FG, 1.1588% 3/25/36 (e)	13,300	13,522
Series 2010-97 Class CI, 4.5% 8/25/25 (g)	8,762	810
Freddie Mac:
floater:
Series 2530 Class FE, 0.8388% 2/15/32 (e)	200	201
Series 2630 Class FL, 0.7388% 6/15/18 (e)	303	305
Series 2711 Class FC, 1.1388% 2/15/33 (e)	8,060	8,189
Series 3008 Class SM, 0% 7/15/35 (e)	76	76
Series 3419 Class FD, 1.0088% 2/15/38 (e)	10,855	10,992
planned amortization class:
Series 1141 Class G, 9% 9/15/21	161	186
Series 2115 Class PE, 6% 1/15/14	101	104
Series 2356 Class GD, 6% 9/15/16	143	152
Series 2376 Class JE, 5.5% 11/15/16	998	1,068
Series 2381 Class OG, 5.5% 11/15/16	624	666
Series 2640 Class GE, 4.5% 7/15/18	7,079	7,482
Series 2672 Class MG, 5% 9/15/23	7,120	8,241
Series 2682 Class LD, 4.5% 10/15/33	777	880
Series 2810 Class PD, 6% 6/15/33	466	486
sequential payer:
Series 2570 Class CU, 4.5% 7/15/17	75	75
Series 2587 Class AD, 4.71% 3/15/33	5,785	6,701
Series 2773 Class HC, 4.5% 4/15/19	704	780
Series 2877 Class ZD, 5% 10/15/34	12,453	14,135
Series 2987 Class HE, 4.5% 6/15/20	11,260	12,017
Series 3007 Class EW, 5.5% 7/15/25	8,875	10,443
Series 3277 Class B, 4% 2/15/22	5,900	6,466
Series 3578, Class B, 4.5% 9/15/24	7,927	8,689
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Freddie Mac: - continued
Series 2682 Class FB, 1.1388% 10/15/33 (e)	$ 14,199	$ 14,419
Ginnie Mae Series 2012-64 Class KB 3.035% 5/20/41 (e)	5,170	5,580
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2008-57 Class BF, 1.0698% 7/20/38 (e)	13,138	13,344
Series 2008-73:
Class FA, 1.0998% 8/20/38 (e)	6,550	6,645
Class FK, 0.9998% 8/20/38 (e)	14,157	14,334
Series 2008-83 Class FB, 1.1398% 9/20/38 (e)	6,404	6,500
Series 2011-H21 Class FA, 0.8398% 10/20/61 (e)(i)	10,428	10,444
Series 2012-H01 Class FA, 0.9398% 11/20/61 (e)(i)	8,253	8,310
Series 2012-H03 Class FA, 0.9428% 1/20/62 (e)(i)	4,955	4,990
Series 2012-H06 Class FA, 0.8698% 1/20/62 (e)(i)	7,649	7,673
Series 2012-H07 Class FA, 0.8698% 3/20/62 (e)(i)	4,460	4,463
planned amortization Series 2011-61 Class OP, 5/20/40 (h)	10,223	9,373
sequential payer Series 2011-69 Class GX, 4.5% 5/16/40	10,205	11,554
Series 2010-42 Class OP, 4/20/40 (h)	23,146	21,252
Series 2010-H13 Class JA, 5.46% 10/20/59 (i)	17,120	18,928
Series 2010-H15 Class TP, 5.15% 8/20/60 (i)	20,292	23,104
Series 2010-H17 Class XP, 5.302% 7/20/60 (i)	28,378	32,120
Series 2011-71:
Class ZB, 5.5% 8/20/34	21,035	25,536
Class ZC, 5.5% 7/16/34	23,982	28,718
Government National Mortgage Association floater sequential payer Series 2011-150 Class D, 3% 4/20/37	4,441	4,565
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $528,586)		547,661
Commercial Mortgage Securities - 2.7%
	Principal Amount (000s)	Value (000s)
Freddie Mac:
pass-thru certificates Series K708 Class A1, 1.67% 10/25/18	$ 5,260	$ 5,350
sequential payer:
Series K009 Class A2, 3.808% 8/25/20	5,880	6,541
Series K006 Class A2, 4.251% 1/25/20	24,840	28,220
Series K017 Class A2, 2.873% 12/25/21	28,660	30,008
Series K705 Class A1, 1.626% 7/25/18	14,028	14,244
Series K706:
Class A1, 1.691% 6/25/18	13,265	13,489
Class A2, 2.323% 10/25/18	16,500	17,031
Freddie Mac Multi-Class pass-thru certificates:
floater Series K707 Class A2, 2.22% 12/25/18	20,970	21,531
Series K501 Class A2, 1.655% 11/25/16	9,650	9,823
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $143,596)		146,237
Nonconvertible Bonds - 1.9%

FINANCIALS - 1.9%
Diversified Financial Services - 1.9%
National Credit Union Administration Guaranteed Notes Master Trust 3% 6/12/19 (Cost $100,216)	92,180	100,708
Foreign Government and Government Agency Obligations - 1.7%

Israeli State (guaranteed by U.S. Government through Agency for International Development) 5.5% 9/18/23 (Cost $74,566)	70,567	93,146
Fixed-Income Funds - 25.5%
	Shares
Fidelity Mortgage Backed Securities Central Fund (f) (Cost $1,306,628)	12,620,542	1,378,163
Cash Equivalents - 0.8%
	Maturity Amount (000s)	Value (000s)
Investments in repurchase agreements in a joint trading account at 0.18%, dated 5/31/12 due 6/1/12 (Collateralized by U.S. Government Obligations) # (Cost $45,968)	$ 45,968	$ 45,968
TOTAL INVESTMENT PORTFOLIO - 107.5% (Cost $5,564,811)		5,822,225
NET OTHER ASSETS (LIABILITIES) - (7.5)%		(407,355)
NET ASSETS - 100%		$ 5,414,870
TBA Sale Commitments
	Principal Amount (000s)
Fannie Mae
3.5% 6/1/42	$ (135,000)	(141,793)
3.5% 6/1/42	(63,000)	(66,170)
3.5% 6/1/42	(97,000)	(101,881)
4% 6/1/42	(21,900)	(23,330)
TOTAL TBA SALE COMMITMENTS (Proceeds $329,981)		$ (333,174)
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Treasury Contracts
770 CBOT 10-Year U.S. Treasury Note Contracts	Sept. 2012	$ 103,132	$ 1,172
531 CBOT 2-Year U.S. Treasury Note Contracts	Sept. 2012	117,036	99
142 CBOT Long Term U.S. Treasury Bond Contracts	Sept. 2012	21,260	424
TOTAL TREASURY CONTRACTS		$ 241,428	$ 1,695

The face value of futures purchased as a percentage of net assets is 4.5%
Swap Agreements
	Expiration Date	Notional Amount (000s)	Value (000s)
Interest Rate Swaps
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 0.62625% with JPMorgan Chase, Inc.	June 2014	$ 37,000	$ (8)
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 1.036% with JPMorgan Chase, Inc.	June 2017	15,000	(25)
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 1.79% with JPMorgan Chase, Inc.	June 2022	14,600	(68)
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 2.4375% with JPMorgan Chase, Inc.	June 2042	7,200	(81)
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 3.23% with Credit Suisse First Boston	May 2020	50,000	(6,601)
Receive semi-annually a fixed rate equal to 0.652% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	May 2014	23,000	18
Receive semi-annually a fixed rate equal to 1.072% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	May 2017	9,200	35
Receive semi-annually a fixed rate equal to 1.818% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	May 2022	12,900	102
Receive semi-annually a fixed rate equal to 2.476% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	May 2042	3,100	63
		$ 172,000	$ (6,565)
Legend

(a) Under the Temporary Liquidity Guarantee Program, the Federal Deposit Insurance Corporation guarantees principal and interest in the event of payment default or bankruptcy until the earlier of maturity date of the debt or until June 30, 2012. At the end of the period these securities amounted to $44,078,000 or 0.8% of net assets.

(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $1,546,000.
(d) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $6,572,000.
(e) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(f) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

(g) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.
(h) Principal Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans.
(i) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.
* Amount represents less than $1,000.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$45,968,000 due 6/01/12 at 0.18%
Barclays Capital, Inc.	$ 22,896
Credit Suisse Securities (USA) LLC	13,184
Mizuho Securities USA, Inc.	9,888
$ 45,968
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Mortgage Backed Securities Central Fund	$ 30,148
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Mortgage Backed Securities Central Fund	$ 1,334,455	$ 30,148	$ -	$ 1,378,163	9.2%
Other Information

The following is a summary of the inputs used, as of May 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
U.S. Government and Government Agency Obligations	$ 2,909,120	$ -	$ 2,909,120	$ -
U.S. Government Agency - Mortgage Securities	601,222	-	601,222	-
Collateralized Mortgage Obligations	547,661	-	547,661	-
Commercial Mortgage Securities	146,237	-	146,237	-
Corporate Bonds	100,708	-	100,708	-
Foreign Government and Government Agency Obligations	93,146	-	93,146	-
Fixed-Income Funds	1,378,163	1,378,163	-	-
Cash Equivalents	45,968	-	45,968	-
Total Investments in Securities:	$ 5,822,225	$ 1,378,163	$ 4,444,062	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 1,695	$ 1,695	$ -	$ -
Swap Agreements	218	-	218	-
Total Assets	$ 1,913	$ 1,695	$ 218	$ -
Liabilities
Swap Agreements	$ (6,783)	$ -	$ (6,783)	$ -
Total Derivative Instruments:	$ (4,870)	$ 1,695	$ (6,565)	$ -
Other Financial Instruments:
TBA Sale Commitments	$ (333,174)	$ -	$ (333,174)	$ -
Income Tax Information

At May 31, 2012, the cost of investment securities for income tax purposes was $5,565,077,000. Net unrealized appreciation aggregated $257,148,000, of which $259,025,000 related to appreciated investment securities and $1,877,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, foreign government and government agency obligations and U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

For collateralized mortgage obligations, commercial mortgage securities, and U.S. government agency mortgage securities, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy. Swaps are marked-to-market daily based on valuations from independent pricing services or dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Pricing services utilize matrix pricing which considers comparisons to interest rate curves, credit spread curves, default possibilities and recovery rates and, as a result, swaps are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Intermediate Government
Income Fund

May 31, 2012

1.800340.108

SLM-QTLY-0712

Investments May 31, 2012 (Unaudited)

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 69.2%
	Principal Amount (000s)	Value (000s)
U.S. Government Agency Obligations - 5.4%
Fannie Mae:
0.5% 5/27/15	$ 5,697	$ 5,687
0.5% 7/2/15	17,935	17,892
Federal Home Loan Bank:
0.375% 11/27/13	1,505	1,507
0.875% 12/27/13	465	469
1% 6/21/17	3,190	3,197
Freddie Mac:
0.625% 12/29/14	7,591	7,617
1% 7/30/14	5,481	5,552
1% 8/27/14	3,738	3,791
1.25% 5/12/17	11,585	11,743
Private Export Funding Corp. secured 4.974% 8/15/13	3,435	3,622
Small Business Administration guaranteed development participation certificates Series 2004-20H Class 1, 5.17% 8/1/24	406	454
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		61,531
U.S. Treasury Inflation Protected Obligations - 0.9%
U.S. Treasury Inflation-Indexed Notes 0.125% 1/15/22	10,329	11,032
U.S. Treasury Obligations - 59.1%
U.S. Treasury Bonds 8.75% 5/15/17	14,750	20,580
U.S. Treasury Notes:
0.125% 12/31/13	7,742	7,725
0.25% 11/30/13	1,400	1,400
0.25% 3/31/14	2,740	2,739
0.25% 4/30/14	26,814	26,807
0.25% 5/31/14	43,664	43,650
0.25% 9/15/14	20,565	20,544
0.25% 12/15/14	12,000	11,978
0.25% 1/15/15	32,989	32,925
0.25% 2/15/15	4,795	4,783
0.375% 11/15/14	15,000	15,022
0.375% 3/15/15	16,049	16,063
0.375% 4/15/15	4,502	4,506
0.5% 8/15/14	31,309	31,451
0.5% 10/15/14	1,475	1,482
0.625% 7/15/14	32,360	32,585
0.625% 5/31/17	13,000	12,977
0.75% 6/15/14	12,024	12,137
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
1% 9/30/16	$ 10,511	$ 10,702
1.125% 5/31/19	63,345	63,792
1.375% 11/30/15	941	971
1.75% 7/31/15	2,000	2,085
1.75% 5/15/22	5,000	5,083
1.875% 6/30/15	35,554	37,165
1.875% 10/31/17	5,404	5,720
2% 2/15/22	5,996	6,244
2.125% 5/31/15	352	370
2.125% 8/15/21	19,657	20,793
2.375% 8/31/14	9,290	9,720
2.375% 9/30/14	4,572	4,793
2.375% 10/31/14	16,136	16,933
2.375% 7/31/17	12,000	13,002
2.375% 6/30/18	6,062	6,605
2.5% 3/31/15	7,000	7,420
2.5% 6/30/17	1,800	1,961
2.625% 2/29/16	12,000	12,940
3% 9/30/16	6,641	7,324
3% 2/28/17	26,424	29,320
3.125% 10/31/16	3,971	4,407
3.125% 1/31/17	27,081	30,166
3.125% 5/15/19	26,941	30,843
3.625% 2/15/20	11,372	13,475
4.25% 8/15/15	1,106	1,241
4.5% 5/15/17 (c)	1,369	1,625
4.625% 2/15/17	14,625	17,325
4.75% 8/15/17	12,139	14,652
TOTAL U.S. TREASURY OBLIGATIONS		676,031
Other Government Related - 3.8%
Bank of America Corp. 3.125% 6/15/12 (FDIC Guaranteed) (a)	305	305
General Electric Capital Corp. 2.625% 12/28/12 (FDIC Guaranteed) (a)	4,364	4,423
Goldman Sachs Group, Inc. 3.25% 6/15/12 (FDIC Guaranteed) (a)	306	306
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
Other Government Related - continued
National Credit Union Administration Guaranteed Notes:
Series 2010-A1 Class A, 0.5888% 12/7/20 (NCUA Guaranteed) (d)	$ 2,468	$ 2,477
Series 2011-R1 Class 1A, 0.6913% 1/8/20 (NCUA Guaranteed) (d)	3,746	3,755
Series 2011-R4 Class 1A, 0.6213% 3/6/20 (NCUA Guaranteed) (d)	2,115	2,116
National Credit Union Administration Guaranteed Notes Master Trust:
1.4% 6/12/15 (NCUA Guaranteed)	1,690	1,720
2.35% 6/12/17 (NCUA Guaranteed)	14,740	15,545
3.45% 6/12/21 (NCUA Guaranteed)	12,000	13,281
TOTAL OTHER GOVERNMENT RELATED		43,928
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $763,252)		792,522
U.S. Government Agency - Mortgage Securities - 10.6%

Fannie Mae - 4.8%
2.115% 10/1/35 (d)	37	38
2.15% 3/1/35 (d)	33	35
2.223% 11/1/33 (d)	85	90
2.235% 2/1/33 (d)	34	35
2.239% 10/1/33 (d)	16	17
2.242% 12/1/34 (d)	28	29
2.257% 7/1/35 (d)	16	16
2.301% 7/1/34 (d)	20	21
2.303% 6/1/36 (d)	21	22
2.303% 7/1/36 (d)	126	132
2.332% 3/1/35 (d)	19	20
2.384% 2/1/36 (d)	64	68
2.388% 1/1/35 (d)	153	163
2.393% 9/1/36 (d)	75	80
2.424% 10/1/33 (d)	29	31
2.425% 3/1/35 (d)	5	5
2.526% 3/1/33 (d)	75	79
2.564% 11/1/36 (d)	192	205
2.616% 6/1/47 (d)	83	89
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
2.63% 2/1/37 (d)	$ 312	$ 334
2.647% 5/1/36 (d)	40	43
2.678% 7/1/35 (d)	40	42
2.939% 8/1/35 (d)	433	464
3% 4/1/36 (d)	245	263
3.483% 3/1/40 (d)	1,736	1,805
3.5% 6/1/42 (b)	21,000	22,057
3.5% 6/1/42 (b)	21,000	22,057
5% 1/1/22 to 4/1/22	113	122
5.5% 10/1/20 to 4/1/21	3,334	3,620
5.954% 3/1/37 (d)	42	45
6% 6/1/16 to 3/1/34	1,295	1,446
6.5% 6/1/16 to 5/1/27	698	770
7% 9/1/12 to 9/1/14	15	16
10.25% 10/1/18	2	3
11% 9/1/15 to 1/1/16	8	8
11.25% 5/1/14 to 1/1/16	13	15
11.5% 1/1/13 to 6/15/19	15	16
12.5% 12/1/13 to 7/1/16	36	39
13% 10/1/14	13	15
		54,355
Freddie Mac - 1.4%
2.119% 3/1/35 (d)	79	81
2.13% 5/1/37 (d)	47	50
2.2% 3/1/37 (d)	22	23
2.252% 6/1/33 (d)	178	186
2.296% 11/1/35 (d)	155	163
2.312% 2/1/37 (d)	35	36
2.35% 7/1/35 (d)	202	215
2.375% 7/1/35 (d)	708	741
2.448% 5/1/37 (d)	36	37
2.471% 4/1/34 (d)	748	790
2.526% 2/1/36 (d)	13	13
2.567% 10/1/35 (d)	182	194
2.587% 10/1/36 (d)	210	224
2.592% 5/1/37 (d)	589	631
2.605% 5/1/37 (d)	321	344
2.638% 4/1/37 (d)	63	68
2.639% 6/1/37 (d)	143	154
2.795% 7/1/36 (d)	73	78
2.798% 7/1/35 (d)	183	196
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Freddie Mac - continued
2.97% 4/1/37 (d)	$ 4	$ 4
3.135% 3/1/33 (d)	6	6
3.342% 10/1/35 (d)	30	33
5.5% 11/1/18 to 7/1/35	10,501	11,428
5.847% 6/1/37 (d)	18	19
5.919% 8/1/37 (d)	73	76
6.5% 12/1/21	274	302
9% 7/1/16	7	7
9.5% 7/1/16 to 8/1/21	97	109
10% 4/1/15 to 3/1/21	133	146
10.5% 1/1/21	2	2
11% 9/1/20	6	7
11.25% 6/1/14	18	19
11.5% 10/1/15 to 11/1/15	13	14
12% 2/1/13 to 11/1/19	5	5
12.25% 11/1/13	4	4
12.5% 1/1/13 to 6/1/19	86	93
13% 12/1/13 to 5/1/17	8	9
14% 11/1/12 to 4/1/16	1	1
		16,508
Ginnie Mae - 4.4%
4% 9/15/25	515	556
4.55% 5/1/62 (g)	8,475	9,532
4.604% 3/20/62 (g)	2,459	2,771
4.626% 3/20/62 (g)	1,839	2,072
4.65% 3/20/62 (g)	1,612	1,819
4.684% 1/20/62 (g)	5,520	6,218
4.804% 3/20/61 (g)	3,066	3,425
4.834% 3/20/61 (g)	5,333	5,973
5.5% 2/20/60 (g)	12,943	14,435
5.612% 4/20/58 (g)	2,434	2,595
8% 12/15/23	189	218
8.5% 6/15/16 to 2/15/17	2	3
10.5% 9/15/15 to 10/15/21	257	287
11% 5/20/16 to 1/20/21	24	27
13% 9/15/13 to 10/15/13	2	2
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Ginnie Mae - continued
13.25% 8/15/14	$ 3	$ 3
13.5% 12/15/14	1	1
		49,937
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $118,654)		120,800
Collateralized Mortgage Obligations - 18.2%

U.S. Government Agency - 18.2%
Fannie Mae:
floater:
Series 1994-42 Class FK, 1.5% 4/25/24 (d)	1,402	1,447
Series 2001-38 Class QF, 1.2188% 8/25/31 (d)	269	273
Series 2002-60 Class FV, 1.2388% 4/25/32 (d)	71	72
Series 2002-74 Class FV, 0.6888% 11/25/32 (d)	2,448	2,457
Series 2002-75 Class FA, 1.2388% 11/25/32 (d)	146	148
Series 2008-76 Class EF, 0.7388% 9/25/23 (d)	951	953
Series 2010-15 Class FJ, 1.1688% 6/25/36 (d)	5,365	5,438
Series 2011-104 Class FK, 0.6088% 3/25/39 (d)	3,970	3,969
Series 2011-63 Class FL, 0.6388% 7/25/41 (d)	6,661	6,677
planned amortization:
Series 2003-92 Class PD, 4.5% 3/25/17	4,337	4,368
Series 2005-19 Class PA, 5.5% 7/25/34	1,554	1,726
Series 2005-64 Class PX, 5.5% 6/25/35	1,537	1,720
planned amortization class:
Series 1988-21 Class G, 9.5% 8/25/18	31	34
Series 2002-16 Class PG, 6% 4/25/17	352	378
Series 2002-9 Class PC, 6% 3/25/17	26	27
Series 2003-28 Class KG, 5.5% 4/25/23	725	812
Series 2004-80 Class LD, 4% 1/25/19	574	590
Series 2005-52 Class PB, 6.5% 12/25/34	254	270
sequential payer:
Series 2002-56 Class MC, 5.5% 9/25/17	99	106
Series 2002-57 Class BD, 5.5% 9/25/17	90	97
Series 2004-72 Class CB, 4% 9/25/19	5,000	5,299
Series 2004-91 Class Z, 5% 12/25/34	2,123	2,425
Series 2005-47 Class HK, 4.5% 6/25/20	1,790	1,948
Series 2007-113 Class DB, 4.5% 12/25/22	2,930	3,274
Series 2009-14 Class EB, 4.5% 3/25/24	1,800	1,962
Series 2010-97 Class CX, 4.5% 9/25/25	2,500	2,887
Series 2009-82 Class FD, 1.0888% 10/25/39 (d)	2,340	2,373
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Fannie Mae: - continued
Series 2010-109 Class IM, 5.5% 9/25/40 (e)	$ 4,371	$ 681
Series 2010-139 Class NI, 4.5% 2/25/40 (e)	2,527	355
Series 2010-39 Class FG, 1.1588% 3/25/36 (d)	2,865	2,913
Series 2011-67 Class AI, 4% 7/25/26 (e)	1,043	109
FHMLC Multi-class participation certificates guaranteed floater Series 3835 Class FC, 0.5888% 5/15/38 (d)	6,782	6,774
Freddie Mac:
floater:
Series 240 Class F30, 0.5388% 7/15/36 (d)	5,075	5,065
Series 2526 Class FC, 0.6388% 11/15/32 (d)	376	376
Series 2630 Class FL, 0.7388% 6/15/18 (d)	32	32
Series 2711 Class FC, 1.1388% 2/15/33 (d)	1,740	1,768
Series 3419 Class FD, 1.0088% 2/15/38 (d)	2,345	2,375
planned amortization class:
Series 2356 Class GD, 6% 9/15/16	102	108
Series 2376 Class JE, 5.5% 11/15/16	98	104
Series 2381 Class OG, 5.5% 11/15/16	61	65
Series 2425 Class JH, 6% 3/15/17	122	132
Series 2640 Class GE, 4.5% 7/15/18	3,573	3,777
Series 2672 Class MG, 5% 9/15/23	1,630	1,887
Series 2684 Class FP, 0.7388% 1/15/33 (d)	3,596	3,606
Series 2695 Class DG, 4% 10/15/18	1,635	1,739
Series 2802 Class OB, 6% 5/15/34	1,355	1,578
Series 2810 Class PD, 6% 6/15/33	513	535
Series 3741 Class YU, 3.5% 11/15/22	3,140	3,327
sequential payer:
Series 2145 Class MZ, 6.5% 4/15/29	1,846	2,101
Series 1929 Class EZ, 7.5% 2/17/27	1,144	1,277
Series 2357 Class ZB, 6.5% 9/15/31	948	1,064
Series 2570 Class CU, 4.5% 7/15/17	8	8
Series 2582 Class CG, 4% 11/15/17	2,393	2,442
Series 2877 Class ZD, 5% 10/15/34	2,745	3,115
Series 2998 Class LY, 5.5% 7/15/25	295	343
Series 3007 Class EW, 5.5% 7/15/25	1,125	1,324
Series 3013 Class VJ, 5% 1/15/14	571	588
Series 3277 Class B, 4% 2/15/22	1,200	1,315
Series 3578, Class B, 4.5% 9/15/24	1,820	1,995
Series 3659 Class EJ 3% 6/15/18	1,819	1,878
Series 3675 Class CA, 3% 4/15/20	13,974	14,479
Series 2715 Class NG, 4.5% 12/15/18	890	964
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Ginnie Mae Series 2012-64 Class KB 3.035% 5/20/41 (d)	$ 1,110	$ 1,198
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2010-H17 Class FA, 0.5698% 7/20/60 (d)(g)	3,792	3,738
Series 2010-H18 Class AF, 0.5428% 9/20/60 (d)(g)	3,951	3,894
Series 2010-H19 Class FG, 0.5398% 8/20/60 (d)(g)	5,008	4,937
Series 2010-H27 Series FA, 0.6198% 12/20/60 (d)(g)	1,180	1,168
Series 2011-H03 Class FA, 0.7398% 1/20/61 (d)(g)	3,641	3,628
Series 2011-H05 Class FA, 0.7398% 12/20/60 (d)(g)	2,501	2,492
Series 2011-H07 Class FA, 0.7413% 2/20/61 (d)(g)	4,060	4,046
Series 2011-H12 Class FA, 0.7313% 2/20/61 (d)(g)	5,035	5,015
Series 2011-H13 Class FA, 0.7398% 4/20/61 (d)(g)	2,105	2,097
Series 2011-H14:
Class FB, 0.7398% 5/20/61 (d)(g)	2,296	2,287
Class FC, 0.7398% 5/20/61 (d)(g)	2,325	2,316
Series 2011-H17 Class FA, 0.7698% 6/20/61 (d)(g)	2,931	2,925
Series 2011-H21 Class FA, 0.8398% 10/20/61 (d)(g)	2,993	2,998
Series 2012-H01 Class FA, 0.9398% 11/20/61 (d)(g)	2,369	2,385
Series 2012-H03 Class FA, 0.9428% 1/20/62 (d)(g)	1,427	1,437
Series 2012-H06 Class FA, 0.8698% 1/20/62 (d)(g)	2,192	2,199
Series 2012-H07 Class FA, 0.8698% 3/20/62 (d)(g)	1,284	1,285
planned amortization class Series 2011-79 Class PO, 6/20/40 (f)	4,021	3,692
Series 1999-18 Class Z, 6.25% 5/16/29	2,778	3,196
Series 2010-42 Class OP, 4/20/40 (f)	5,315	4,880
Series 2010-H13 Class JA, 5.46% 10/20/59 (g)	10,343	11,435
Series 2010-H15 Class TP, 5.15% 8/20/60 (g)	4,388	4,995
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Ginnie Mae guaranteed REMIC pass-thru certificates: - continued
Series 2010-H17 Class XP, 5.302% 7/20/60 (g)	$ 6,006	$ 6,798
Government National Mortgage Association:
floater sequential payer Series 2011-150 Class D, 3% 4/20/37	961	988
planned amortization class Series 2011-136 Class WI, 4.5% 5/20/40 (e)	1,247	243
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $205,115)		208,201
Commercial Mortgage Securities - 2.8%

Freddie Mac:
pass-thru certificates Series K708 Class A1, 1.67% 10/25/18	1,120	1,139
sequential payer:
Series K009 Class A2, 3.808% 8/25/20	1,270	1,413
Series K006 Class A2, 4.251% 1/25/20	5,360	6,089
Series K017 Class A2, 2.873% 12/25/21	6,140	6,429
Series K705 Class A1, 1.626% 7/25/18	3,754	3,812
Series K706:
Class A1, 1.691% 6/25/18	2,970	3,020
Class A2, 2.323% 10/25/18	3,600	3,716
Freddie Mac Multi-Class pass-thru certificates:
floater Series K707 Class A2, 2.22% 12/25/18	4,510	4,631
Series K501 Class A2, 1.655% 11/25/16	2,080	2,117
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $31,794)		32,366
Foreign Government and Government Agency Obligations - 1.7%

Israeli State (guaranteed by U.S. Government through Agency for International Development):
5.5% 9/18/23	3,897	5,144
5.5% 12/4/23	10,700	14,244
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $16,870)		19,388
Cash Equivalents - 0.4%
	Maturity Amount (000s)	Value (000s)
Investments in repurchase agreements in a joint trading account at 0.18%, dated 5/31/12 due 6/1/12 (Collateralized by U.S. Government Obligations) # (Cost $4,227)	$ 4,227	$ 4,227
TOTAL INVESTMENT PORTFOLIO - 102.9% (Cost $1,139,912)		1,177,504
NET OTHER ASSETS (LIABILITIES) - (2.9)%		(33,099)
NET ASSETS - 100%		$ 1,144,405
TBA Sale Commitments
	Principal Amount (000s)
Fannie Mae
3.5% 6/1/42	$ (29,000)	(30,459)
3.5% 6/1/42	(13,000)	(13,654)
TOTAL TBA SALE COMMITMENTS (Proceeds $43,619)		$ (44,113)
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Treasury Contracts
132 CBOT 10-Year U.S. Treasury Note Contracts	Sept. 2012	$ 17,680	$ 201
345 CBOT 2-Year U.S. Treasury Note Contracts	Sept. 2012	76,040	64
TOTAL TREASURY CONTRACTS		$ 93,720	$ 265

The face value of futures purchased as a percentage of net assets is 8.1%
Swap Agreements
	Expiration Date	Notional Amount (000s)	Value (000s)
Interest Rate Swaps
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 0.62625% with JPMorgan Chase, Inc.	June 2014	$ 7,800	$ (2)
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 1.036% with JPMorgan Chase, Inc.	June 2017	3,100	(5)
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 1.79% with JPMorgan Chase, Inc.	June 2022	3,100	(14)
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 2.4375% with JPMorgan Chase, Inc.	June 2042	1,500	(17)
Receive semi-annually a fixed rate equal to 0.652% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	May 2014	4,800	4
Receive semi-annually a fixed rate equal to 1.072% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	May 2017	1,900	7
Receive semi-annually a fixed rate equal to 1.818% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	May 2022	2,700	21
Receive semi-annually a fixed rate equal to 2.476% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	May 2042	600	12
		$ 25,500	$ 6
Legend

(a) Under the Temporary Liquidity Guarantee Program, the Federal Deposit Insurance Corporation guarantees principal and interest in the event of payment default or bankruptcy until the earlier of maturity date of the debt or until June 30, 2012. At the end of the period these securities amounted to $5,034,000 or 0.4% of net assets.

(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $285,000.
(d) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(e) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.
(f) Principal Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans.
(g) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$4,227,000 due 6/01/12 at 0.18%
Barclays Capital, Inc.	$ 2,106
Credit Suisse Securities (USA) LLC	1,212
Mizuho Securities USA, Inc.	909
$ 4,227
Other Information

The following is a summary of the inputs used, as of May 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
U.S. Government and Government Agency Obligations	$ 792,522	$ -	$ 792,522	$ -
U.S. Government Agency - Mortgage Securities	120,800	-	120,800	-
Collateralized Mortgage Obligations	208,201	-	208,201	-
Commercial Mortgage Securities	32,366	-	32,366	-
Foreign Government and Government Agency Obligations	19,388	-	19,388	-
Cash Equivalents	4,227	-	4,227	-
Total Investments in Securities:	$ 1,177,504	$ -	$ 1,177,504	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 265	$ 265	$ -	$ -
Swap Agreements	44	-	44	-
Total Assets	$ 309	$ 265	$ 44	$ -
Liabilities
Swap Agreements	$ (38)	$ -	$ (38)	$ -
Total Derivative Instruments:	$ 271	$ 265	$ 6	$ -
Other Financial Instruments:
TBA Sale Commitments	$ (44,113)	$ -	$ (44,113)	$ -
Income Tax Information

At May 31, 2012, the cost of investment securities for income tax purposes was $1,139,767,000. Net unrealized appreciation aggregated $37,737,000, of which $38,293,000 related to appreciated investment securities and $556,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For foreign government and government agency obligations and U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

For collateralized mortgage obligations, commercial mortgage securities, and U.S. government agency mortgage securities, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer-supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy. Swaps are marked-to-market daily based on valuations from independent pricing services or dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Pricing services utilize matrix pricing which considers comparisons to interest rate curves, credit spread curves, default possibilities and recovery rates and, as a result, swaps are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Income Fund's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Income Fund

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	July 30, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	July 30, 2012
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	July 30, 2012